UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
•	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
•	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
•	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
•	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
•	PIMCO Investment Grade Corporate Bond Exchange-Traded Fund
•	PIMCO Active Bond Exchange-Traded Fund
•	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
•	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
•	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
•	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
•	PIMCO Multisector Bond Active Exchange-Traded Fund
•	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
•	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
•	PIMCO Senior Loan Active Exchange-Traded Fund
•	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
•	PIMCO Ultra Short Government Active Exchange-Traded Fund
•	PIMCO Commodity Strategy Active Exchange-Traded Fund

(b)	Not applicable to the Registrant.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

HYS  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,318,371
# of Portfolio Holdings	832
Portfolio Turnover Rate	31%
Total Net Management Fees Paid During the Reporting Period	$3,668
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	93.4%
Loan Participations and Assignments	0.8%
Common Stocks	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.9%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

HYS  | Principal Listing Exchange: NYSE Arca

ETF4780TSRSAR_123124

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

STPZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$469,187
# of Portfolio Holdings	26
Portfolio Turnover Rate	23%
Total Net Management Fees Paid During the Reporting Period	$494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

STPZ  | Principal Listing Exchange: NYSE Arca

ETF4792TSRSAR_123124

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

LTPZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$691,891
# of Portfolio Holdings	15
Portfolio Turnover Rate	8%
Total Net Management Fees Paid During the Reporting Period	$741
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

LTPZ  | Principal Listing Exchange: NYSE Arca

ETF4794TSRSAR_123124

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

ZROZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,512,836
# of Portfolio Holdings	22
Portfolio Turnover Rate	11%
Total Net Management Fees Paid During the Reporting Period	$1,239
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	100.0%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

ZROZ  | Principal Listing Exchange: NYSE Arca

ETF4735TSRSAR_123124

PIMCO Active Bond Exchange-Traded Fund

BOND  | Principal Listing Exchange: NYSE

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,051,438
# of Portfolio Holdings	1,283
Portfolio Turnover Rate	285%
Total Net Management Fees Paid During the Reporting Period	$13,107
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	57.1%
Corporate Bonds & Notes	23.3%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	12.8%
Non-Agency Mortgage-Backed Securities	7.0%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.5%
Loan Participations and Assignments	0.3%
Sovereign Issues	0.2%
Short-Term Instruments	4.4%
Affiliated Investments	2.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(23.5%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Active Bond Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

BOND  | Principal Listing Exchange: NYSE

ETF4700TSRSAR_123124

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

TIPZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$105,275
# of Portfolio Holdings	40
Portfolio Turnover Rate	83%
Total Net Management Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

TIPZ  | Principal Listing Exchange: NYSE Arca

ETF4795TSRSAR_123124

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

LDUR  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$847,984
# of Portfolio Holdings	501
Portfolio Turnover Rate	145%
Total Net Management Fees Paid During the Reporting Period	$1,984
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	32.2%
Asset-Backed Securities	30.4%
U.S. Government Agencies	17.7%
U.S. Treasury Obligations	12.0%
Non-Agency Mortgage-Backed Securities	10.8%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.3%
Short-Term Instruments	4.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(8.9%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

LDUR  | Principal Listing Exchange: NYSE Arca

ETF4756TSRSAR_123124

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

EMNT  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$156,504
# of Portfolio Holdings	187
Portfolio Turnover Rate	40%
Total Net Management Fees Paid During the Reporting Period	$195
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	33.0%
Asset-Backed Securities	26.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	4.3%
Non-Agency Mortgage-Backed Securities	2.0%
Sovereign Issues	0.8%
Short-Term Instruments	27.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

EMNT  | Principal Listing Exchange: NYSE Arca

ETF4757TSRSAR_123124

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

MINT  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,890,401
# of Portfolio Holdings	834
Portfolio Turnover Rate	43%
Total Net Management Fees Paid During the Reporting Period	$21,079
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	52.5%
Asset-Backed Securities	22.8%
U.S. Government Agencies	4.7%
Sovereign Issues	3.3%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	2.5%
Short-Term Instruments	11.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

MINT  | Principal Listing Exchange: NYSE Arca

ETF4750TSRSAR_123124

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

MUNI  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,743,623
# of Portfolio Holdings	466
Portfolio Turnover Rate	12%
Total Net Management Fees Paid During the Reporting Period	$2,941
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	17.1%
Local or Guaranteed Housing	10.4%
Ad Valorem Property Tax	8.3%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.7%
Income Tax Revenue	5.3%
Miscellaneous Revenue	5.2%
Highway Revenue Tolls	5.0%
Water Revenue	4.5%
Industrial Revenue	3.3%
Sales Tax Revenue	3.2%
Other Investments	18.0%
Short-Term Instruments	6.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

MUNI  | Principal Listing Exchange: NYSE Arca

ETF4754TSRSAR_123124

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

CORP  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,273,177
# of Portfolio Holdings	1,499
Portfolio Turnover Rate	8%
Total Net Management Fees Paid During the Reporting Period	$1,256
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	95.1%
U.S. Treasury Obligations	8.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.4%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

CORP  | Principal Listing Exchange: NYSE Arca

ETF4760TSRSAR_123124

PIMCO Commodity Strategy Active Exchange-Traded Fund

CMDT  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$327,259
# of Portfolio Holdings	343
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$981
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	49.3%
Commodities	18.2%
Asset-Backed Securities	11.5%
Sovereign Issues	4.7%
U.S. Government Agencies	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	8.9%
Affiliated Investments	5.1%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Commodity Strategy Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

CMDT  | Principal Listing Exchange: NYSE Arca

ETF4741TSRSAR_123124

PIMCO Multisector Bond Active Exchange-Traded Fund

PYLD  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,706,843
# of Portfolio Holdings	1,245
Portfolio Turnover Rate	261%
Total Net Management Fees Paid During the Reporting Period	$4,816
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Asset-Backed Securities	34.1%
U.S. Government Agencies	30.8%
Non-Agency Mortgage-Backed Securities	23.3%
Corporate Bonds & Notes	19.7%
U.S. Treasury Obligations	7.7%
Loan Participations and Assignments	4.2%
Sovereign Issues	3.2%
Municipal Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(36.9%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Multisector Bond Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

PYLD  | Principal Listing Exchange: NYSE Arca

ETF4796TSRSAR_123124

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

MINO  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$237,031
# of Portfolio Holdings	309
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$404
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	16.7%
Local or Guaranteed Housing	13.8%
Port, Airport & Marina Revenue	8.7%
Ad Valorem Property Tax	6.5%
Water Revenue	5.9%
Electric Power & Light Revenue	5.5%
Miscellaneous Revenue	4.9%
Natural Gas Revenue	4.6%
Sales Tax Revenue	3.5%
Industrial Revenue	2.6%
Tobacco Settlement Funded	2.3%
Other Investments	19.5%
Short-Term Instruments	5.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

MINO  | Principal Listing Exchange: NYSE Arca

ETF4764TSRSAR_123124

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

PRFD  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$169,847
# of Portfolio Holdings	183
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$495
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	60.5%
Preferred Securities	33.0%
Short-Term Instruments	4.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

PRFD  | Principal Listing Exchange: NYSE Arca

ETF4790TSRSAR_123124

PIMCO Senior Loan Active Exchange-Traded Fund

LONZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$836,319
# of Portfolio Holdings	385
Portfolio Turnover Rate	9%
Total Net Management Fees Paid During the Reporting Period	$1,822
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Loan Participations and Assignments	90.2%
Corporate Bonds & Notes	2.1%
Short-Term Instruments	41.9%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(34.7%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Senior Loan Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

LONZ  | Principal Listing Exchange: NYSE Arca

ETF4774TSRSAR_123124

PIMCO Ultra Short Government Active Exchange-Traded Fund

BILZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$620,105
# of Portfolio Holdings	33
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$331
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Short-Term Instruments	100.4%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Ultra Short Government Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

BILZ  | Principal Listing Exchange: NYSE Arca

ETF4752TSRSAR_123124

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

SMMU  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$635,604
# of Portfolio Holdings	260
Portfolio Turnover Rate	16%
Total Net Management Fees Paid During the Reporting Period	$1,103
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	13.9%
Ad Valorem Property Tax	10.5%
Electric Power & Light Revenue	9.8%
Local or Guaranteed Housing	9.7%
Natural Gas Revenue	6.3%
Water Revenue	5.3%
Highway Revenue Tolls	4.5%
General Fund	4.3%
Income Tax Revenue	3.9%
Miscellaneous Revenue	3.7%
Sales Tax Revenue	3.6%
Other Investments	18.7%
Short-Term Instruments	4.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2024

SMMU  | Principal Listing Exchange: NYSE Arca

ETF4753TSRSAR_123124

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the Financial Statement and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO ETF Trust

(b)	Not applicable to the Registrant.

PIMCO ETF TRUST

Semiannual Financial and Other Information

December 31, 2024

Index Exchange-Traded Funds

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | ZROZ | NYSE Arca

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | STPZ | NYSE Arca

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | LTPZ | NYSE Arca

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | TIPZ | NYSE Arca

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | HYS | NYSE Arca

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | CORP | NYSE Arca

Actively-Managed Exchange-Traded Funds

PIMCO Active Bond Exchange-Traded Fund | BOND | NYSE

PIMCO Enhanced Low Duration Active Exchange-Traded Fund | LDUR | NYSE Arca

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | EMNT | NYSE Arca

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund | MINT | NYSE Arca

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | MUNI | NYSE Arca

PIMCO Multisector Bond Active Exchange-Traded Fund | PYLD | NYSE Arca

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | MINO | NYSE Arca

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | PRFD | NYSE Arca

PIMCO Senior Loan Active Exchange-Traded Fund | LONZ | NYSE Arca

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | SMMU | NYSE Arca

PIMCO Ultra Short Government Active Exchange-Traded Fund | BILZ | NYSE Arca

PIMCO Commodity Strategy Active Exchange-Traded Fund | CMDT | NYSE Arca

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Important Information About the Funds

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. An Index Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. The PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, a “Fund” or the “Funds”). Shares of the Funds, except PIMCO Active Bond Exchange-Traded Fund, are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”), and the shares of the PIMCO Active Bond Exchange-Traded Fund are listed and traded at market prices on the New York Stock Exchange (“NYSE”), each a national securities exchange, and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, there could be increased sales of shares, which, among other things, could further reduce the market price for a Fund’s shares.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectuses, investment objectives, regulatory and other investment

2	PIMCO ETF TRUST

limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that may reference the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (”FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	3

Important Information About the Funds	(Cont.)

remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	10/30/09	Diversified
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	08/20/09	Diversified
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	06/16/11	Diversified
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	09/20/10	Diversified
PIMCO Active Bond Exchange-Traded Fund	02/29/12	Diversified
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	01/22/14	Diversified
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	12/10/19	Diversified
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11/16/09	Diversified
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	11/30/09	Diversified
PIMCO Multisector Bond Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	09/08/21	Diversified
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	01/18/23	Diversified
PIMCO Senior Loan Active Exchange-Traded Fund	06/08/22	Diversified
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	02/01/10	Diversified
PIMCO Ultra Short Government Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Commodity Strategy Active Exchange-Traded Fund	05/09/23	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The

Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca (NYSE for the PIMCO Active Bond Exchange-Traded Fund), each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings”

4	PIMCO ETF TRUST

in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. The amendments will become effective November 17, 2025, and fund groups with $1 billion or more in assets will be required to comply with the amendments for reports filed on or after November 17, 2025.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$75.17	$1.63	$(5.73)	$(4.10)	$(2.37)	$0.00	$0.00	$(2.37)

06/30/2024	91.83	3.22	(16.84)	(13.62)	(3.04)	0.00	0.00	(3.04)

06/30/2023	108.27	3.12	(16.97)	(13.85)	(2.59)	0.00	0.00	(2.59)

06/30/2022	145.38	2.59	(37.32)	(34.73)	(2.38)	0.00	0.00	(2.38)

06/30/2021	173.14	2.49	(27.75)	(25.26)	(2.50)	0.00	0.00	(2.50)

06/30/2020	128.17	2.99	45.06	48.05	(3.08)	0.00	0.00	(3.08)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$51.65	$0.31	$0.83	$1.14	$(0.48)	$0.00	$0.00	$(0.48)

06/30/2024	50.30	1.12	1.37	2.49	(1.14)	0.00	0.00	(1.14)

06/30/2023	52.31	1.66	(2.01)	(0.35)	(1.66)	0.00	0.00	(1.66)

06/30/2022	55.05	2.97	(2.83)	0.14	(2.88)	0.00	0.00	(2.88)

06/30/2021	53.21	1.85	1.35	3.20	(1.36)	0.00	0.00	(1.36)

06/30/2020	52.62	0.26	1.56	1.82	(1.07)	0.00	(0.16)	(1.23)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$54.09	$0.54	$(1.67)	$(1.13)	$(0.82)	$0.00	$0.00	$(0.82)

06/30/2024	60.01	2.34	(5.85)	(3.51)	(2.41)	0.00	0.00	(2.41)

06/30/2023	65.19	3.08	(5.12)	(2.04)	(3.14)	0.00	0.00	(3.14)

06/30/2022	86.49	4.78	(21.26)	(16.48)	(4.82)	0.00	0.00	(4.82)

06/30/2021	83.31	2.10	2.85	4.95	(1.77)	0.00	0.00	(1.77)

06/30/2020	69.61	0.19	15.22	15.41	(1.71)	0.00	0.00	(1.71)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$52.52	$0.83	$(0.40)	$0.43	$(1.09)	$0.00	$0.00	$(1.09)

06/30/2024	54.08	2.54	(1.39)	1.15	(2.71)	0.00	0.00	(2.71)

06/30/2023	57.62	3.34	(3.90)	(0.56)	(2.98)	0.00	0.00	(2.98)

06/30/2022	65.77	3.65	(7.47)	(3.82)	(3.79)	(0.54)	0.00	(4.33)

06/30/2021	63.20	2.07	1.89	3.96	(1.39)	0.00	0.00	(1.39)

06/30/2020	59.46	0.22	4.82	5.04	(1.09)	0.00	(0.21)	(1.30)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$92.86	$3.49	$1.58	$5.07	$(4.10)	$0.00	$0.00	$(4.10)

06/30/2024	90.98	6.35	2.01	8.36	(6.48)	0.00	0.00	(6.48)

06/30/2023	88.56	5.18	2.56	7.74	(5.32)	0.00	0.00	(5.32)

06/30/2022	99.99	3.33	(11.31)	(7.98)	(3.45)	0.00	0.00	(3.45)

06/30/2021	91.45	3.70	9.16	12.86	(4.32)	0.00	0.00	(4.32)

06/30/2020	100.71	4.08	(8.54)	(4.46)	(4.80)	0.00	0.00	(4.80)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$95.10	$2.25	$0.48	$2.73	$(2.67)	$0.00	$0.00	$(2.67)

06/30/2024	94.77	4.27	0.27	4.54	(4.21)	0.00	0.00	(4.21)

06/30/2023	96.33	3.67	(1.69)	1.98	(3.54)	0.00	0.00	(3.54)

06/30/2022	114.60	2.64	(18.11)	(15.47)	(2.72)	(0.08)	0.00	(2.80)

06/30/2021	114.04	2.92	0.79	3.71	(3.01)	(0.14)	0.00	(3.15)

06/30/2020	107.27	3.40	6.88	10.28	(3.51)	0.00	0.00	(3.51)

PIMCO Active Bond Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$91.03	$2.31	$(0.25)	$2.06	$(2.71)	$0.00	$0.00	$(2.71)

06/30/2024	91.62	4.40	(0.88)	3.52	(4.11)	0.00	0.00	(4.11)

06/30/2023	95.16	3.65	(3.80)	(0.15)	(3.39)	0.00	0.00	(3.39)

06/30/2022	111.01	2.52	(15.52)	(13.00)	(2.85)	0.00	0.00	(2.85)

06/30/2021	111.39	2.27	0.16	2.43	(2.81)	0.00	0.00	(2.81)

06/30/2020	107.54	2.88	4.42	7.30	(3.45)	0.00	0.00	(3.45)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$94.79	$2.31	$0.64	$2.95	$(2.67)	$0.00	$0.00	$(2.67)

06/30/2024	93.86	4.60	0.68	5.28	(4.15)	0.00	(0.20)	(4.35)

06/30/2023	96.16	3.30	(2.83)	0.47	(2.77)	0.00	0.00	(2.77)

06/30/2022	101.78	1.43	(5.87)	(4.44)	(1.18)	0.00	0.00	(1.18)

06/30/2021	101.79	1.16	0.43	1.59	(1.60)	0.00	0.00	(1.60)

06/30/2020	100.15	2.61	2.06	4.67	(3.03)	0.00	0.00	(3.03)

6	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$68.70	(5.65)%	$1,512,836	0.15	%*	0.15	%*	0.15	%*	0.15	%*	4.15	%*	11%

75.17	(15.00)	1,388,401	0.15		0.15		0.15		0.15		4.19		22

91.83	(12.87)	947,726	0.15		0.15		0.15		0.15		3.30		26

108.27	(24.29)	435,244	0.15		0.15		0.15		0.15		1.90		12

145.38	(14.70)	395,447	0.15		0.15		0.15		0.15		1.59		25

173.14	37.97	375,713	0.15		0.15		0.15		0.15		1.98		14

$52.31	2.21%	$469,187	0.20	%*	0.20	%*	0.20	%*	0.20	%*	1.16	%*	23%

51.65	5.01	491,717	0.20		0.20		0.20		0.20		2.23		25

50.30	(0.71)	833,417	0.20		0.20		0.20		0.20		3.26		25

52.31	0.18	1,575,509	0.20		0.20		0.20		0.20		5.46		23

55.05	6.07	972,716	0.20		0.20		0.20		0.20		3.40		26

53.21	3.52	628,978	0.20		0.20		0.20		0.20		0.49		30

$52.14	(2.14)%	$691,891	0.20	%*	0.20	%*	0.20	%*	0.20	%*	1.92	%*	8%

54.09	(5.81)	706,924	0.20		0.20		0.20		0.20		4.30		4

60.01	(3.33)	670,356	0.20		0.20		0.20		0.20		4.99		5

65.19	(20.04)	620,606	0.20		0.20		0.20		0.20		5.69		4

86.49	6.00	602,828	0.20		0.20		0.20		0.20		2.46		4

83.31	22.47	614,024	0.20		0.20		0.20		0.20		0.25		9

$51.86	0.80%	$105,275	0.20	%*	0.20	%*	0.20	%*	0.20	%*	3.07	%*	83%

52.52	2.26	98,743	0.20		0.20		0.20		0.20		4.86		125

54.08	(1.06)	131,420	0.20		0.20		0.20		0.20		5.95		213

57.62	(6.25)	194,771	0.20		0.20		0.20		0.20		5.70		177

65.77	6.31	176,261	0.20		0.20		0.20		0.20		3.19		5

63.20	8.61	61,936	0.20		0.20		0.20		0.20		0.35		10

$93.83	5.54%	$1,318,371	0.56	%*	0.56	%*	0.55	%*	0.55	%*	7.30	%*	31%

92.86	9.54	1,230,384	0.57		0.57		0.55		0.55		6.96		49

90.98	8.98	1,100,838	0.56		0.56		0.55		0.55		5.71		42

88.56	(8.24)	1,115,806	0.55		0.55		0.55		0.55		3.43		45

99.99	14.35	2,239,839	0.55		0.55		0.55		0.55		3.81		65

91.45	(4.56)	1,156,826	0.56		0.56		0.55		0.55		4.22		36

$95.16	2.85%	$1,273,177	0.52	%*	0.52	%*	0.20	%*	0.20	%*	4.56	%*	8%

95.10	4.93	1,129,828	0.36		0.36		0.20		0.20		4.55		23

94.77	2.12	742,059	0.23		0.23		0.20		0.20		3.85		17

96.33	(13.77)	580,883	0.20		0.20		0.20		0.20		2.42		41

114.60	3.29	794,189	0.20		0.20		0.20		0.20		2.55		21

114.04	9.76	659,123	0.20		0.20		0.20		0.20		3.10		18

$90.38	2.24%	$5,051,438	0.59	%*	0.60	%*	0.54	%*	0.55	%*	4.92	%*	285%

91.03	3.98	4,326,761	0.69		0.70		0.54		0.55		4.90		351

91.62	(0.13)	3,478,849	0.58		0.58		0.55		0.55		3.93		352

95.16	(11.96)	3,224,915	0.56		0.56		0.55		0.55		2.37		368

111.01	2.20	4,282,895	0.55		0.55		0.55		0.55		2.04		273

111.39	6.92	3,400,704	0.57		0.57		0.55		0.55		2.65		146

$95.07	3.15%	$847,984	0.51	%*	0.51	%*	0.47	%*	0.47	%*	4.79	%*	145%

94.79	5.76	870,154	0.50		0.50		0.46		0.46		4.90		183

93.86	0.51	1,041,832	0.51		0.51		0.46		0.46		3.47		133

96.16	(4.38)	1,444,341	0.53		0.53		0.46		0.46		1.44		269

101.78	1.57	1,129,706	0.47		0.49		0.44		0.46		1.13		73

101.79	4.77	496,743	0.49		0.56		0.39		0.46		2.61		378

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$98.74	$2.42	$0.23	$2.65	$(2.96)	$0.00	$0.00	$(2.96)

06/30/2024	97.94	5.10	0.77	5.87	(5.07)	0.00	0.00	(5.07)

06/30/2023	98.43	3.15	0.27	3.42	(3.91)	0.00	0.00	(3.91)

06/30/2022	100.66	0.67	(2.11)	(1.44)	(0.71)	(0.08)	0.00	(0.79)

06/30/2021	100.64	0.74	0.26	1.00	(0.98)	0.00	0.00	(0.98)

06/30/2020	100.00	1.04	0.49	1.53	(0.89)	0.00	0.00	(0.89)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$100.64	$2.59	$0.12	$2.71	$(3.04)	$0.00	$0.00	$(3.04)

06/30/2024	99.78	5.33	0.81	6.14	(5.28)	0.00	0.00	(5.28)

06/30/2023	99.13	3.48	0.49	3.97	(3.32)	0.00	0.00	(3.32)

06/30/2022	101.99	0.67	(2.90)	(2.23)	(0.62)	(0.01)	0.00	(0.63)

06/30/2021	101.65	0.52	0.39	0.91	(0.57)	0.00	0.00	(0.57)

06/30/2020	101.75	2.06	0.15	2.21	(2.31)	0.00	0.00	(2.31)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$52.11	$0.92	$(0.23)	$0.69	$(1.05)	$0.00	$0.00	$(1.05)

06/30/2024	51.82	1.78	0.25	2.03	(1.74)	0.00	0.00	(1.74)

06/30/2023	51.56	1.48	0.17	1.65	(1.39)	0.00	0.00	(1.39)

06/30/2022	56.72	0.92	(5.19)	(4.27)	(0.89)	0.00	0.00	(0.89)

06/30/2021	55.73	0.97	1.00	1.97	(0.98)	0.00	0.00	(0.98)

06/30/2020	54.77	1.24	0.96	2.20	(1.24)	0.00	0.00	(1.24)

PIMCO Multisector Bond Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$25.58	$0.72	$0.51	$1.23	$(0.95)	$0.00	$0.00	$(0.95)

06/30/2024	25.02	1.40	0.46	1.86	(1.30)	0.00	0.00	(1.30)

06/21/2023 - 06/30/2023	25.00	0.04	(0.02)	0.02	0.00	0.00	0.00	0.00

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$45.44	$0.89	$(0.26)	$0.63	$(1.01)	$0.00	$0.00	$(1.01)

06/30/2024	44.58	1.85	0.77	2.62	(1.76)	0.00	0.00	(1.76)

06/30/2023	44.06	1.69	0.40	2.09	(1.57)	0.00	0.00	(1.57)

09/08/2021 - 06/30/2022	50.00	0.66	(6.07)	(5.41)	(0.53)	0.00	0.00	(0.53)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$49.62	$1.44	$0.93	$2.37	$(1.74)	$0.00	$0.00	$(1.74)

06/30/2024	46.61	2.71	3.09	5.80	(2.79)	0.00	0.00	(2.79)

01/18/2023 - 06/30/2023	50.00	1.11	(3.69)	(2.58)	(0.81)	0.00	0.00	(0.81)

PIMCO Senior Loan Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$51.09	$1.96	$0.43	$2.39	$(2.48)	$0.00	$0.00	$(2.48)

06/30/2024	49.87	4.42	0.88	5.30	(4.08)	0.00	0.00	(4.08)

06/30/2023	48.18	3.93	1.18	5.11	(3.42)	0.00	0.00	(3.42)

06/30/2022	50.00	0.06	(1.88)	(1.82)	0.00	0.00	0.00	0.00

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$49.87	$0.75	$0.07	$0.82	$(0.88)	$0.00	$0.00	$(0.88)

06/30/2024	49.57	1.50	0.31	1.81	(1.51)	0.00	0.00	(1.51)

06/30/2023	49.56	1.12	(0.06)	1.06	(1.05)	0.00	0.00	(1.05)

06/30/2022	51.41	0.34	(1.89)	(1.55)	(0.30)	0.00	0.00	(0.30)

06/30/2021	51.04	0.42	0.42	0.84	(0.47)	0.00	0.00	(0.47)

06/30/2020	50.53	0.81	0.51	1.32	(0.81)	0.00	0.00	(0.81)

PIMCO Ultra Short Government Active Exchange-Traded Fund

07/01/2024 - 12/31/2024 +	$101.11	$2.45	$0.14	$2.59	$(2.87)	$0.00	$0.00	$(2.87)

06/30/2024	100.15	5.28	0.04	5.32	(4.36)	0.00	0.00	(4.36)

06/21/2023 - 06/30/2023	100.00	0.18	(0.03)	0.15	0.00	0.00	0.00	0.00

8	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$98.43	2.72%	$156,504	0.25	%*	0.37	%*	0.25	%*	0.37	%*	4.83	%*	40%

98.74	6.16	166,877	0.24		0.36		0.24		0.36		5.22		73

97.94	3.56	150,823	0.24		0.36		0.24		0.36		3.20		53

98.43	(1.43)	184,071	0.25		0.37		0.24		0.36		0.67		75

100.66	0.99	153,000	0.25		0.37		0.25		0.37		0.74		120

100.64	1.54	87,553	0.27	*	0.51	*	0.24	*	0.48	*	1.87	*	102

$100.31	2.73%	$11,890,401	0.37	%*	0.37	%*	0.35	%*	0.35	%*	5.08	%*	43%

100.64	6.33	12,049,316	0.35		0.35		0.35		0.35		5.35		57

99.78	4.09	9,257,897	0.35		0.35		0.35		0.35		3.49		35

99.13	(2.20)	11,757,526	0.36		0.36		0.35		0.35		0.67		100

101.99	0.89	14,024,433	0.35		0.35		0.35		0.35		0.51		71

101.65	2.21	13,914,440	0.37		0.37		0.35		0.35		2.03		81

$51.75	1.33%	$1,743,623	0.35	%*	0.35	%*	0.35	%*	0.35	%*	3.46	%*	12%

52.11	3.99	1,505,332	0.35		0.35		0.35		0.35		3.46		29

51.82	3.26	981,032	0.35		0.35		0.35		0.35		2.86		47

51.56	(7.63)	847,128	0.35		0.35		0.35		0.35		1.68		50

56.72	3.56	647,152	0.35		0.35		0.35		0.35		1.72		16

55.73	4.06	468,662	0.35		0.35		0.35		0.35		2.25		34

$25.86	4.85%	$2,706,843	0.68	%*	0.78	%*	0.56	%*	0.66	%*	5.46	%*	261%

25.58	7.66	1,005,834	0.69		0.79		0.55		0.65		5.57		398

25.02	0.08	65,053	0.55	*	0.82	*	0.55	*	0.82	*	4.29	*	20

$45.06	1.39%	$237,031	0.40	%*	0.50	%*	0.40	%*	0.50	%*	3.84	%*	19%

45.44	6.05	158,121	0.39		0.49		0.39		0.49		4.16		39

44.58	4.87	74,899	0.39		0.49		0.39		0.49		3.80		84

44.06	(10.89)	42,296	0.40	*	0.68	*	0.40	*	0.68	*	1.71	*	238

$50.25	4.80%	$169,847	0.74	%*	0.89	%*	0.70	%*	0.85	%*	5.59	%*	20%

49.62	12.91	116,116	0.74		0.89		0.69		0.84		5.73		64

46.61	(5.18)	93,214	0.74	*	1.04	*	0.69	*	0.99	*	5.18	*	22

$51.00	4.78%	$836,319	0.64	%*	0.74	%*	0.61	%*	0.71	%*	7.57	%*	9%

51.09	11.09	392,348	0.61		0.74		0.58		0.71		8.78		65

49.87	10.94	165,559	0.52		0.72		0.50		0.70		7.98		46

48.18	(3.64)	64,557	0.50	*	0.95	*	0.50	*	0.95	*	1.95	*	0

$49.81	1.65%	$635,604	0.35	%*	0.35	%*	0.35	%*	0.35	%*	2.97	%*	16%

49.87	3.71	586,508	0.35		0.35		0.35		0.35		3.04		29

49.57	2.16	525,450	0.35		0.35		0.35		0.35		2.26		64

49.56	(3.03)	562,994	0.35		0.35		0.35		0.35		0.67		64

51.41	1.66	452,932	0.35		0.35		0.35		0.35		0.83		27

51.04	2.64	176,581	0.35		0.35		0.35		0.35		1.60		55

$100.83	2.59%	$620,105	0.15	%*	0.15	%*	0.15	%*	0.15	%*	4.79	%*	0%

101.11	5.43	362,970	0.14		0.15		0.14		0.15		5.27		0

100.15	0.15	13,019	0.14	*	0.69	*	0.14	*	0.69	*	5.01	*	0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Commodity Strategy Active Exchange-Traded Fund (Consolidated)

07/01/2024 - 12/31/2024 +	$27.25	$0.55	$(0.63)	$(0.08)	$(1.95)	$0.00	$0.00	$(1.95)

06/30/2024	25.23	1.21	1.78	2.99	(0.94)	(0.03)	0.00	(0.97)

05/09/2023 - 06/30/2023	25.00	0.18	0.05	0.23	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(f)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

10	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$25.22	(0.32)%	$327,259	0.63	%*	0.95	%*	0.63	%*	0.95	%*	4.14	%*	18%

27.25	12.01	302,502	0.64		0.89		0.63		0.88		4.53		50

25.23	0.92	198,722	0.64	*	1.13	*	0.63	*	1.12	*	4.10	*	7

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*^	$1,513,113	$467,775	$688,243	$104,490	$1,339,427	$1,319,300	$6,112,144
Investments in Affiliates	0	0	0	0	34,121	3,427	128,711
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	30	74	817
Over the counter	0	0	0	0	0	0	371
Cash	1,725	15	251	200	990	1,061	1,457
Deposits with counterparty	0	0	0	0	8,999	4,608	6,855
Foreign currency, at value	0	0	0	0	0	1	655
Receivable for investments sold	119,331	722	1,400	446	3,624	0	1,077
Receivable for TBA investments sold	0	0	0	0	0	0	2,723,893
Receivable for Fund shares sold	0	0	0	0	0	9,516	0
Interest and/or dividends receivable	0	1,385	3,444	442	22,504	16,448	40,651
Dividends receivable from Affiliates	0	0	0	0	0	0	862
Reimbursement receivable from PIMCO	0	0	0	0	0	0	64
Total Assets	1,634,169	469,897	693,338	105,578	1,409,695	1,354,435	9,017,557

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$55,802	$6,468
Payable for sale-buyback transactions	0	0	0	0	0	5,152	0
Payable for short sales	0	0	0	0	0	0	667,400
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	77	103	1,513
Over the counter	0	0	0	0	0	0	0
Payable for investments purchased	102,625	0	0	0	48,212	11,514	144,848
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0	3,500
Payable for TBA investments purchased	0	0	0	0	0	0	3,117,955
Payable for unfunded loan commitments	0	0	0	0	0	0	0
Payable upon return of securities loaned	0	0	0	0	32,702	3,427	0
Deposits from counterparty	0	0	0	0	0	0	260
Distributions payable	18,497	628	1,327	285	8,289	5,046	21,797
Overdraft due to custodian	0	0	0	0	0	0	0
Accrued management fees	211	82	120	18	624	214	2,378
Accrued reimbursement to PIMCO	0	0	0	0	0	0	0
Foreign capital gains tax payable	0	0	0	0	1	0	0
Other liabilities	0	0	0	0	1,419	0	0
Total Liabilities	121,333	710	1,447	303	91,324	81,258	3,966,119

Commitments and Contingent Liabilities^^

Net Assets	$1,512,836	$469,187	$691,891	$105,275	$1,318,371	$1,273,177	$5,051,438

Net Assets Consist of:

Paid in capital	$2,152,242	$528,108	$1,062,061	$141,498	$1,565,049	$1,354,834	$5,769,232
Distributable earnings (accumulated loss)	(639,406)	(58,921)	(370,170)	(36,223)	(246,678)	(81,657)	(717,794)

Net Assets	$1,512,836	$469,187	$691,891	$105,275	$1,318,371	$1,273,177	$5,051,438

Shares Issued and Outstanding	22,020	8,970	13,270	2,030	14,050	13,380	55,890

Net Asset Value Per Share Outstanding(a):	$68.70	$52.31	$52.14	$51.86	$93.83	$95.16	$90.38

Cost of investments in securities	$1,889,697	$481,462	$969,965	$108,721	$1,344,208	$1,364,105	$6,192,733
Cost of investments in Affiliates	$0	$0	$0	$0	$34,121	$3,427	$126,648
Cost of foreign currency held	$0	$0	$0	$0	$0	$1	$770
Proceeds received on short sales	$0	$0	$0	$0	$0	$0	$667,915
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0	$252	$4,100	$(127)

* Includes repurchase agreements of:	$0	$58	$0	$0	$91,400	$5,400	$218,900
^ Includes securities on loan of:	$0	$0	$0	$0	$31,977	$3,342	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

12	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$923,342	$156,325	$11,913,287	$1,726,154	$3,689,357	$236,355	$165,976	$1,122,466	$629,588	$622,627
0	0	0	0	8,018	0	0	0	0	0

278	0	81	0	853	1	17	12	0	0
245	223	0	0	9,406	0	20	3,791	0	0
1,094	160	1,414	554	0	264	944	0	1,614	70
4,670	257	13,201	0	26,098	13	1,922	1,160	0	0
140	107	4	0	2,472	0	25	0	0	0
0	0	579	10,070	45	0	0	9,798	0	0
59,265	0	0	0	1,530,553	0	0	0	0	0
0	0	0	0	12,412	0	0	0	0	0
4,852	749	68,304	16,413	19,690	2,242	1,989	4,952	6,121	0
0	0	0	0	71	0	0	0	0	0
1	16	0	0	213	20	22	67	0	0
993,887	157,837	11,996,870	1,753,191	5,299,188	238,895	170,915	1,142,246	637,323	622,697

$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

60	0	0	0	134	0	135	0	0	0
1	2	0	0	3,025	0	0	0	0	0
3,300	520	55,528	4,329	208,165	1,082	0	292,271	0	0
0	0	0	0	4,000	0	0	0	0	0
138,649	0	0	0	2,355,390	0	0	0	0	0
0	0	0	0	1,332	0	0	1,346	0	0
0	0	0	0	0	0	0	0	0	0
261	0	0	0	5,292	0	0	3,387	0	0
3,300	763	47,416	4,717	13,546	684	811	7,380	1,531	2,521
0	0	0	0	69	0	0	1,064	0	0
332	48	3,525	522	1,385	98	122	473	188	70
0	0	0	0	0	0	0	0	0	1
0	0	0	0	7	0	0	0	0	0
0	0	0	0	0	0	0	6	0	0
145,903	1,333	106,469	9,568	2,592,345	1,864	1,068	305,927	1,719	2,592

$847,984	$156,504	$11,890,401	$1,743,623	$2,706,843	$237,031	$169,847	$836,319	$635,604	$620,105

$932,708	$160,028	$12,141,519	$1,775,769	$2,708,498	$241,166	$167,383	$832,078	$649,775	$619,901
(84,724)	(3,524)	(251,118)	(32,146)	(1,655)	(4,135)	2,464	4,241	(14,171)	204

$847,984	$156,504	$11,890,401	$1,743,623	$2,706,843	$237,031	$169,847	$836,319	$635,604	$620,105

8,920	1,590	118,540	33,690	104,680	5,260	3,380	16,400	12,760	6,150

$95.07	$98.43	$100.31	$51.75	$25.86	$45.06	$50.25	$51.00	$49.81	$100.83

$926,616	$157,210	$11,918,641	$1,715,030	$3,699,511	$234,760	$161,853	$1,117,294	$630,253	$622,516
$0	$0	$0	$0	$7,992	$0	$0	$0	$0	$0
$150	$108	$4	$0	$2,492	$0	$25	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
$131	$0	$0	$0	$29,339	$0	$559	$(1,298)	$0	$0

$0	$21,800	$198,300	$0	$326,200	$8,600	$7,200	$350,200	$0	$0
$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	13

Consolidated Statement of Assets and Liabilities	December 31, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*	$315,837
Investments in Affiliates	16,621
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,371
Over the counter	2,103
Cash	844
Deposits with counterparty	18,524
Foreign currency, at value	340
Interest and/or dividends receivable	1,852
Dividends receivable from Affiliates	66
Reimbursement receivable from PIMCO	92
Total Assets	358,650

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$2,050
Over the counter	165
Payable for investments purchased	16,071
Deposits from counterparty	763
Distributions payable	12,067
Accrued management fees	275
Total Liabilities	31,391

Commitments and Contingent Liabilities^

Net Assets	$327,259

Net Assets Consist of:

Paid in capital	$335,668
Distributable earnings (accumulated loss)	(8,409)

Net Assets	$327,259

Shares Issued and Outstanding	12,975

Net Asset Value Per Share Outstanding(a):	$25.22

Cost of investments in securities	$312,203
Cost of investments in Affiliates	$16,579
Cost of foreign currency held	$344
Cost or premiums of financial derivative instruments, net	$96

* Includes repurchase agreements of:	$5,700

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO ETF TRUST	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$35,548	$3,362	$7,845	$1,808
Dividends	0	0	0	0
Dividends from Investments in Affiliates	0	0	0	0
Securities lending income	0	0	0	0
Miscellaneous income	0	0	0	0
Total Income	35,548	3,362	7,845	1,808

Expenses:

Management fees	1,239	494	741	110
Trustee fees	12	4	6	1
Interest expense	0	0	0	0
Miscellaneous expense	0	0	0	0
Total Expenses	1,251	498	747	111
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	1,251	498	747	111

Net Investment Income (Loss)	34,297	2,864	7,098	1,697

Net Realized Gain (Loss):

Investments in securities	(47,365)	(4,015)	(28,088)	(1)
Investments in Affiliates	0	0	0	0
In-kind redemptions	10,077	(302)	574	30
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	(37,288)	(4,317)	(27,514)	29

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(109,548)	12,416	6,241	(840)
Investments in Affiliates	0	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(109,548)	12,416	6,241	(840)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(112,539)	$10,963	$(14,175)	$886

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	15

Statements of Operations	(Cont.)

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$51,524	$31,960	$130,216	$22,877
Dividends	642	0	0	0
Dividends from Investments in Affiliates	0	0	4,745	0
Securities lending income	286	6	0	0
Miscellaneous income	32	0	12	0
Total Income	52,484	31,966	134,973	22,877

Expenses:

Management fees	3,668	1,256	13,446	1,991
Trustee fees	11	10	37	8
Interest expense	81	2,019	1,274	152
Miscellaneous expense	8	0	2	21
Total Expenses	3,768	3,285	14,759	2,172
Waiver and/or Reimbursement by PIMCO	0	0	(339)	(7)
Net Expenses	3,768	3,285	14,420	2,165

Net Investment Income (Loss)	48,716	28,681	120,553	20,712

Net Realized Gain (Loss):

Investments in securities	(759)	(1,003)	(4,688)	1,916
Investments in Affiliates	0	0	(128)	0
In-kind redemptions	4,983	893	0	0
Exchange-traded or centrally cleared financial derivative instruments	2,588	1,706	(30,401)	(355)
Over the counter financial derivative instruments	3	0	3,668	133
Short sales	3	0	0	(1,406)
Foreign currency	0	0	(123)	(5)

Net Realized Gain (Loss)	6,818	1,596	(31,672)	283

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	14,047	1,576	(17,508)	3,737
Investments in Affiliates	0	0	143	0
Exchange-traded or centrally cleared financial derivative instruments	(240)	245	15,620	1,801
Over the counter financial derivative instruments	0	0	155	(10)
Short sales	0	0	0	2
Foreign currency assets and liabilities	0	0	(33)	0

Net Change in Unrealized Appreciation (Depreciation)	13,807	1,821	(1,623)	5,530

Net Increase (Decrease) in Net Assets Resulting from Operations	$69,341	$32,098	$87,258	$26,525

* Foreign tax withholdings	$1	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$4,154	$328,012	$32,063	$54,015	$4,411	$4,480	$24,283	$10,473	$11,795
0	0	0	0	0	83	0	0	0
0	0	0	280	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	0	33	0	0	759	0	0
4,154	328,012	32,063	54,328	4,411	4,563	25,042	10,473	11,795

295	21,079	2,941	5,722	509	604	2,130	1,103	334
1	100	12	9	1	1	4	5	3
0	912	0	1,098	3	30	89	0	0
4	0	0	43	5	4	15	0	12
300	22,091	2,953	6,872	518	639	2,238	1,108	349
(100)	0	0	(906)	(105)	(109)	(308)	0	(3)
200	22,091	2,953	5,966	413	530	1,930	1,108	346

3,954	305,921	29,110	48,362	3,998	4,033	23,112	9,365	11,449

(37)	6,397	522	(6,589)	379	1,088	(500)	343	334
0	0	0	0	0	0	0	0	0
0	0	0	502	0	0	0	0	55
(138)	(15,205)	(2,663)	4,855	(1,060)	(41)	(128)	0	0
229	0	0	5,372	0	27	(525)	0	0
0	0	0	0	0	0	0	0	0
(64)	0	0	(194)	0	4	0	0	0

(10)	(8,808)	(2,141)	3,946	(681)	1,078	(1,153)	343	389

151	21,000	(8,362)	(14,714)	(1,395)	1,340	2,116	143	93
0	0	0	6	0	0	0	0	0
37	1,716	810	10,902	197	(783)	207	0	0
201	0	0	5,646	0	7	3,559	0	0
0	0	0	0	0	0	0	0	0
(2)	0	0	(100)	0	(1)	0	0	0

387	22,716	(7,552)	1,740	(1,198)	563	5,882	143	93

$4,331	$319,829	$19,417	$54,048	$2,119	$5,674	$27,841	$9,851	$11,931

$3	$0	$0	$7	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	17

Consolidated Statement of Operations

Six Months Ended December 31, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Investment Income:

Interest	$7,015
Dividends from Investments in Affiliates	548
Total Income	7,563

Expenses:

Management fees	1,490
Trustee fees	2
Interest expense	4
Miscellaneous expense	8
Total Expenses	1,504
Waiver and/or Reimbursement by PIMCO	(509)
Net Expenses	995

Net Investment Income (Loss)	6,568

Net Realized Gain (Loss):

Investments in securities	261
Investments in Affiliates	(7)
Exchange-traded or centrally cleared financial derivative instruments	(13,495)
Over the counter financial derivative instruments	(56)
Foreign currency	(44)

Net Realized Gain (Loss)	(13,341)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,809
Investments in Affiliates	(61)
Exchange-traded or centrally cleared financial derivative instruments	3,078
Over the counter financial derivative instruments	1,390
Foreign currency assets and liabilities	(3)

Net Change in Unrealized Appreciation (Depreciation)	6,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$(560)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO ETF TRUST	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$34,297	$47,365	$2,864	$13,225	$7,098	$30,152	$1,697	$5,340
Net realized gain (loss)	(37,288)	(70,775)	(4,317)	(31,219)	(27,514)	(12,479)	29	(8,132)
Net change in unrealized appreciation (depreciation)	(109,548)	(86,070)	12,416	45,835	6,241	(45,533)	(840)	5,136

Net Increase (Decrease) in Net Assets Resulting from Operations	(112,539)	(109,480)	10,963	27,841	(14,175)	(27,860)	886	2,344

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(48,504)	(41,421)	(4,472)	(13,367)	(10,777)	(30,656)	(2,190)	(5,707)

Total Distributions(a)	(48,504)	(41,421)	(4,472)	(13,367)	(10,777)	(30,656)	(2,190)	(5,707)

Fund Share Transactions:

Receipts for shares sold	738,144	1,174,759	25,913	136,149	60,149	373,436	10,474	18,186
Cost of shares redeemed	(452,666)	(583,183)	(54,934)	(492,323)	(50,230)	(278,352)	(2,638)	(47,500)
Net increase (decrease) resulting from Fund share transactions	285,478	591,576	(29,021)	(356,174)	9,919	95,084	7,836	(29,314)

Total Increase (Decrease) in Net Assets	124,435	440,675	(22,530)	(341,700)	(15,033)	36,568	6,532	(32,677)

Net Assets:

Beginning of period	1,388,401	947,726	491,717	833,417	706,924	670,356	98,743	131,420
End of period	$1,512,836	$1,388,401	$469,187	$491,717	$691,891	$706,924	$105,275	$98,743

Shares of Beneficial Interest:

Shares sold	9,550	15,600	500	2,650	1,100	6,900	200	350
Shares redeemed	(6,000)	(7,450)	(1,050)	(9,700)	(900)	(5,000)	(50)	(900)
Net increase (decrease) in shares outstanding	3,550	8,150	(550)	(7,050)	200	1,900	150	(550)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		PIMCO Active Bond Exchange-Traded Fund		PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$48,716	$83,450	$28,681	$44,237	$120,553	$189,851	$20,712	$46,381
Net realized gain (loss)	6,818	(8,311)	1,596	(9,478)	(31,672)	(180,285)	283	(10,297)
Net change in unrealized appreciation (depreciation)	13,807	34,253	1,821	13,794	(1,623)	147,636	5,530	17,144

Net Increase (Decrease) in Net Assets Resulting from Operations	69,341	109,392	32,098	48,553	87,258	157,202	26,525	53,228

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(57,116)	(84,984)	(33,987)	(43,066)	(141,201)	(176,461)	(23,951)	(42,143)
Tax basis return of capital	0	0	0	0	0	0	0	(2,039)

Total Distributions(a)	(57,116)	(84,984)	(33,987)	(43,066)	(141,201)	(176,461)	(23,951)	(44,182)

Fund Share Transactions:

Receipts for shares sold	259,441	417,462	178,942	433,128	778,620	876,140	11,443	79,286
Cost of shares redeemed	(183,679)	(312,324)	(33,704)	(50,846)	0	(8,969)	(36,187)	(260,010)
Net increase (decrease) resulting from Fund share transactions	75,762	105,138	145,238	382,282	778,620	867,171	(24,744)	(180,724)

Total Increase (Decrease) in Net Assets	87,987	129,546	143,349	387,769	724,677	847,912	(22,170)	(171,678)

Net Assets:

Beginning of period	1,230,384	1,100,838	1,129,828	742,059	4,326,761	3,478,849	870,154	1,041,832
End of period	$1,318,371	$1,230,384	$1,273,177	$1,129,828	$5,051,438	$4,326,761	$847,984	$870,154

Shares of Beneficial Interest:

Shares sold	2,750	4,550	1,850	4,600	8,360	9,660	120	840
Shares redeemed	(1,950)	(3,400)	(350)	(550)	0	(100)	(380)	(2,760)
Net increase (decrease) in shares outstanding	800	1,150	1,500	4,050	8,360	9,560	(260)	(1,920)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund		PIMCO Multisector Bond Active Exchange-Traded Fund		PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

$3,954	$8,562	$305,921	$560,031	$29,110	$42,955	$48,362	$20,277	$3,998	$4,559
(10)	370	(8,808)	20,760	(2,141)	(6,554)	3,946	3,222	(681)	121
387	936	22,716	60,515	(7,552)	18,432	1,740	4,721	(1,198)	2,011

4,331	9,868	319,829	641,306	19,417	54,833	54,048	28,220	2,119	6,691

(4,831)	(8,508)	(360,469)	(549,101)	(33,113)	(41,621)	(65,547)	(18,406)	(4,516)	(4,242)
0	0	0	0	0	0	0	0	0	0

(4,831)	(8,508)	(360,469)	(549,101)	(33,113)	(41,621)	(65,547)	(18,406)	(4,516)	(4,242)

4,934	29,427	1,181,535	4,771,200	316,557	595,181	1,753,156	930,967	90,467	100,364
(14,807)	(14,733)	(1,299,810)	(2,071,986)	(64,570)	(84,093)	(40,648)	0	(9,160)	(19,591)
(9,873)	14,694	(118,275)	2,699,214	251,987	511,088	1,712,508	930,967	81,307	80,773

(10,373)	16,054	(158,915)	2,791,419	238,291	524,300	1,701,009	940,781	78,910	83,222

166,877	150,823	12,049,316	9,257,897	1,505,332	981,032	1,005,834	65,053	158,121	74,899
$156,504	$166,877	$11,890,401	$12,049,316	$1,743,623	$1,505,332	$2,706,843	$1,005,834	$237,031	$158,121

50	300	11,760	47,670	6,040	11,580	66,920	36,720	1,980	2,240
(150)	(150)	(12,950)	(20,720)	(1,240)	(1,620)	(1,560)	0	(200)	(440)
(100)	150	(1,190)	26,950	4,800	9,960	65,360	36,720	1,780	1,800

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	21

Statements of Changes in Net Assets	(Cont.)

	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund		PIMCO Senior Loan Active Exchange-Traded Fund		PIMCO Short Term Municipal Bond Active Exchange-Traded Fund		PIMCO Ultra Short Government Active Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,033	$5,054	$23,112	$23,878	$9,365	$16,704	$11,449	$8,381
Net realized gain (loss)	1,078	(1,095)	(1,153)	(1,050)	343	(2,237)	389	42
Net change in unrealized appreciation (depreciation)	563	5,188	5,882	4,673	143	5,602	93	19

Net Increase (Decrease) in Net Assets Resulting from Operations	5,674	9,147	27,841	27,501	9,851	20,069	11,931	8,442

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(4,872)	(5,098)	(30,426)	(21,266)	(10,925)	(16,689)	(13,234)	(6,945)

Total Distributions(a)	(4,872)	(5,098)	(30,426)	(21,266)	(10,925)	(16,689)	(13,234)	(6,945)

Fund Share Transactions:

Receipts for shares sold	55,963	53,491	446,556	224,596	72,173	102,236	569,496	439,232
Cost of shares redeemed	(3,034)	(34,638)	0	(4,042)	(22,003)	(44,558)	(311,058)	(90,778)
Net increase (decrease) resulting from Fund share transactions	52,929	18,853	446,556	220,554	50,170	57,678	258,438	348,454

Total Increase (Decrease) in Net Assets	53,731	22,902	443,971	226,789	49,096	61,058	257,135	349,951

Net Assets:

Beginning of period	116,116	93,214	392,348	165,559	586,508	525,450	362,970	13,019
End of period	$169,847	$116,116	$836,319	$392,348	$635,604	$586,508	$620,105	$362,970

Shares of Beneficial Interest:

Shares sold	1,100	1,100	8,720	4,440	1,440	2,060	5,640	4,360
Shares redeemed	(60)	(760)	0	(80)	(440)	(900)	(3,080)	(900)
Net increase (decrease) in shares outstanding	1,040	340	8,720	4,360	1,000	1,160	2,560	3,460

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO ETF TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Commodity Strategy Active Exchange- Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,568	$10,088
Net realized gain (loss)	(13,341)	14,375
Net change in unrealized appreciation (depreciation)	6,213	(894)

Net Increase (Decrease) in Net Assets Resulting from Operations	(560)	23,569

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(23,864)	(7,599)

Total Distributions(a)	(23,864)	(7,599)

Fund Share Transactions:

Receipts for shares sold	69,117	116,372
Cost of shares redeemed	(19,936)	(28,562)
Net increase (decrease) resulting from Fund share transactions	49,181	87,810

Total Increase (Decrease) in Net Assets	24,757	103,780

Net Assets:

Beginning of period	302,502	198,722
End of period	$327,259	$302,502

Shares of Beneficial Interest:

Shares sold	2,650	4,275
Shares redeemed	(775)	(1,050)
Net increase (decrease) in shares outstanding	1,875	3,225

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	23

Schedule of Investments	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 100.0%

U.S. Treasury STRIPS (a)
0.000% due 02/15/2049	$641	$	198
0.000% due 05/15/2049	3,995		1,220
0.000% due 02/15/2050	268,600		79,533
0.000% due 05/15/2050	282,351		83,307
0.000% due 08/15/2050	250,605		72,584
0.000% due 11/15/2050	250,990		72,043
0.000% due 02/15/2051	286,674		81,447
0.000% due 05/15/2051	268,238		75,761
0.000% due 08/15/2051	256,754		71,539
0.000% due 11/15/2051	268,166		73,959
0.000% due 02/15/2052	284,524		77,861
0.000% due 05/15/2052	280,160		76,231
0.000% due 08/15/2052	312,305		84,235
0.000% due 11/15/2052	310,925		84,165
0.000% due 02/15/2053	319,692		85,190

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.000% due 05/15/2053	$341,407	$	90,259
0.000% due 08/15/2053	342,604		90,376
0.000% due 11/15/2053	289,974		76,596
0.000% due 02/15/2054	207,972		54,265
0.000% due 05/15/2054	162,650		42,235
0.000% due 08/15/2054	264,690		67,917
0.000% due 11/15/2054	282,200		72,192

Total U.S. Treasury Obligations (Cost $1,889,697)			1,513,113

Total Investments in Securities (Cost $1,889,697)			1,513,113

Total Investments 100.0% (Cost $1,889,697)		$	1,513,113

Other Assets and Liabilities, net (0.0)%			(277)

Net Assets 100.0%		$	1,512,836

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,513,113	$0	$1,513,113

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

24	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

U.S. TREASURY OBLIGATIONS 99.7%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025	$14,042	$13,880
0.125% due 04/15/2026	38,702	37,780
0.125% due 07/15/2026	15,002	14,654
0.125% due 10/15/2026	17,305	16,827
0.125% due 04/15/2027	17,679	16,948
0.125% due 01/15/2030	40,367	36,675
0.125% due 07/15/2030	13,299	11,991
0.125% due 01/15/2032	2,555	2,216
0.250% due 07/15/2029	5,667	5,250
0.375% due 01/15/2027	35,048	33,989
0.375% due 07/15/2027	28,161	27,182
0.500% due 01/15/2028	36,472	34,874

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 01/15/2026	$38,801	$38,271
0.750% due 07/15/2028	17,424	16,740
0.875% due 01/15/2029	21,642	20,669
1.250% due 04/15/2028	13,110	12,776
1.625% due 10/15/2027	18,448	18,341
1.625% due 10/15/2029	15,434	15,180
1.750% due 01/15/2028	20,429	20,284
1.875% due 07/15/2034	8,438	8,179
2.125% due 04/15/2029	20,824	20,855
2.375% due 10/15/2028	14,489	14,717
2.500% due 01/15/2029	17,134	17,440
3.625% due 04/15/2028	5,699	5,983
3.875% due 04/15/2029	5,607	6,016

Total U.S. Treasury Obligations (Cost $481,404)		467,717

PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
$58

Total Short-Term Instruments (Cost $58)	58

Total Investments in Securities (Cost $481,462)	467,775

Total Investments 99.7% (Cost $481,462)	$467,775

Other Assets and Liabilities, net 0.3%	1,412

Net Assets 100.0%	$469,187

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.400%	12/31/2024	01/06/2025	$58	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2025	$(58)	$58	$58

Total Repurchase Agreements						$(58)	$58	$58

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$58	$0	$0	$0	$58	$(58)	$0

Total Borrowings and Other Financing Transactions	$58	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$467,717	$0	$467,717
Short-Term Instruments
Repurchase Agreements	0	58	0	58

Total Investments	$0	$467,775	$0	$467,775

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	25

Schedule of Investments	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

U.S. TREASURY OBLIGATIONS 99.5%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$35,960	$19,814
0.125% due 02/15/2052	32,687	17,757
0.250% due 02/15/2050	48,760	28,468
0.625% due 02/15/2043	80,836	59,270
0.750% due 02/15/2042	84,781	65,014
0.750% due 02/15/2045	87,528	63,482
0.875% due 02/15/2047	89,248	64,626
1.000% due 02/15/2046	90,077	67,909
1.000% due 02/15/2048	69,565	51,261
1.000% due 02/15/2049	56,833	41,457
1.375% due 02/15/2044	98,323	81,884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 02/15/2053	$27,098	$21,725
2.125% due 02/15/2040	21,862	21,110
2.125% due 02/15/2041	59,667	57,766
2.125% due 02/15/2054	28,819	26,700

Total U.S. Treasury Obligations (Cost $969,965)		688,243

Total Investments in Securities (Cost $969,965)		688,243

Total Investments 99.5% (Cost $969,965)		$688,243

Other Assets and Liabilities, net 0.5%		3,648

Net Assets 100.0%		$691,891

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$688,243	$0	$688,243

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

26	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

U.S. TREASURY OBLIGATIONS 99.3%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2026	$4,948	$4,830
0.125% due 07/15/2026	1,005	982
0.125% due 10/15/2026	5,055	4,916
0.125% due 04/15/2027	512	491
0.125% due 01/15/2030	5,059	4,596
0.125% due 07/15/2030	3,543	3,195
0.125% due 01/15/2031	5,762	5,116
0.125% due 07/15/2031	5,653	4,978
0.125% due 01/15/2032	1,310	1,136
0.250% due 07/15/2029	856	793
0.375% due 01/15/2027	1,031	1,000
0.375% due 07/15/2027	770	744
0.500% due 01/15/2028	888	849
0.625% due 01/15/2026	3,774	3,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 07/15/2032	$2,104	$1,882
0.625% due 02/15/2043	5	4
0.750% due 07/15/2028	716	687
0.750% due 02/15/2045	4,749	3,445
0.875% due 01/15/2029	654	624
0.875% due 02/15/2047	4,324	3,132
1.000% due 02/15/2046	4,358	3,285
1.000% due 02/15/2048	3,692	2,720
1.125% due 01/15/2033	5,620	5,171
1.250% due 04/15/2028	464	452
1.375% due 07/15/2033	5,329	4,987
1.375% due 02/15/2044	4,424	3,684
1.500% due 02/15/2053	33	26
1.625% due 10/15/2027	4,871	4,843
1.625% due 10/15/2029	3,422	3,366
1.750% due 01/15/2034	5,620	5,390
1.875% due 07/15/2034	7,218	6,996
2.000% due 01/15/2026	4,237	4,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 04/15/2029	$5,013	$5,020
2.125% due 02/15/2041	150	145
2.125% due 02/15/2054	34	31
2.375% due 10/15/2028	2,079	2,111
2.500% due 01/15/2029	34	34
3.375% due 04/15/2032	28	31
3.625% due 04/15/2028	113	119
3.875% due 04/15/2029	4,397	4,718

Total U.S. Treasury Obligations (Cost $108,721)		104,490

Total Investments in Securities (Cost $108,721)		104,490

Total Investments 99.3% (Cost $108,721)		$104,490

Other Assets and Liabilities, net 0.7%		785

Net Assets 100.0%		$105,275

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$104,490	$0	$104,490

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	27

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Cengage Learning, Inc.
7.856% (PRIME + 2.500%) due 03/24/2031 ~	$945	$951

Endure Digital, Inc.
8.138% due 02/10/2028 «~	1,496	1,227

Envision Healthcare Corp.
11.382% due 07/20/2026 «~	628	628
12.507% due 11/03/2028 ~	2,382	2,418

Level 3 Financing, Inc.
10.917% due 04/15/2029 ~	500	511
10.917% due 04/15/2030 ~	500	510

MH SUB I LLC
8.607% due 05/03/2028 ~	988	986

Spirit Airlines, Inc.
TBD% due 11/18/2025 ~	1,157	1,160

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~	2,120	1,991

Vericast Corp.
12.076% due 06/15/2030 ~	9	8

Veritas U.S., Inc.
TBD% due 12/18/2027	50	50
TBD% due 12/09/2029	111	111

Wesco Aircraft Holdings, Inc.
13.153% (TSFR1M + 8.600%) due 02/01/2025 «~	376	402

Total Loan Participations and Assignments (Cost $10,516)		10,953

CORPORATE BONDS & NOTES 93.4%

BANKING & FINANCE 14.5%

Acrisure LLC
4.250% due 02/15/2029	724	681
8.250% due 02/01/2029	1,312	1,360
8.500% due 06/15/2029	428	448

AG TTMT Escrow Issuer LLC
8.625% due 09/30/2027	1,500	1,557

Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	963	920
5.875% due 11/01/2029	1,209	1,167
6.750% due 10/15/2027	3,343	3,319
6.750% due 04/15/2028	2,701	2,716
7.375% due 10/01/2032	1,260	1,273

Allied Universal Holdco LLC
4.625% due 06/01/2028	4,317	4,079
9.750% due 07/15/2027	1,351	1,362

Ally Financial, Inc.
5.750% due 11/20/2025	1,925	1,936

AmWINS Group, Inc.
4.875% due 06/30/2029	916	864
6.375% due 02/15/2029	998	1,005

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	2,256	1,960

Armor Holdco, Inc.
8.500% due 11/15/2029	522	530

AssuredPartners, Inc.
5.625% due 01/15/2029	965	977

Brandywine Operating Partnership LP
3.950% due 11/15/2027	729	692
8.300% due 03/15/2028	813	860
8.875% due 04/12/2029	2,236	2,383

Bread Financial Holdings, Inc.
9.750% due 03/15/2029	259	279

BroadStreet Partners, Inc.
5.875% due 04/15/2029	964	938

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	3,043	2,889
5.750% due 05/15/2026	1,603	1,584

Burford Capital Global Finance LLC
6.250% due 04/15/2028	2,245	2,246

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coinbase Global, Inc.
3.375% due 10/01/2028	$3,224	$2,905

Compass Group Diversified Holdings LLC
5.250% due 04/15/2029	958	920

Credit Acceptance Corp.
6.625% due 03/15/2026	1,351	1,356

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	886	888

Diversified Healthcare Trust
0.000% due 01/15/2026 (d)	735	695
4.750% due 02/15/2028 (g)	1,143	982
9.750% due 06/15/2025	1,558	1,563

Encore Capital Group, Inc.
8.500% due 05/15/2030	808	851

Five Point Operating Co. LP
10.500% due 01/15/2028 þ	977	998

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,861	1,829

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,352	1,354
7.625% due 05/01/2026	1,387	1,392
12.000% due 10/01/2028	3,313	3,606

Freedom Mortgage Holdings LLC
9.250% due 02/01/2029	3,289	3,397

GGAM Finance Ltd.
6.875% due 04/15/2029	708	719
7.750% due 05/15/2026	720	732
8.000% due 02/15/2027	924	954
8.000% due 06/15/2028	315	331

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	2,714	2,623

Howard Hughes Corp.
4.125% due 02/01/2029	4,003	3,702

HUB International Ltd.
5.625% due 12/01/2029	673	653

Hudson Pacific Properties LP
4.650% due 04/01/2029	70	53
5.950% due 02/15/2028	2,801	2,393

Icahn Enterprises LP
4.375% due 02/01/2029	2,476	2,071
5.250% due 05/15/2027	3,521	3,337
6.250% due 05/15/2026	1,119	1,110
9.750% due 01/15/2029	859	862
10.000% due 11/15/2029	476	478

Intesa Sanpaolo SpA
5.710% due 01/15/2026	2,953	2,955

Iron Mountain, Inc.
4.875% due 09/15/2027	3,151	3,075
5.000% due 07/15/2028	317	307
5.250% due 03/15/2028	564	552

Jefferies Finance LLC
5.000% due 08/15/2028	2,880	2,704

Jefferson Capital Holdings LLC
6.000% due 08/15/2026	836	838
9.500% due 02/15/2029	2,650	2,819

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	1,825	1,657

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	4,147	4,002
5.250% due 10/01/2025	980	982

LD Holdings Group LLC
6.125% due 04/01/2028	1,044	902
8.750% due 11/01/2027	273	263

LFS Topco LLC
5.875% due 10/15/2026	1,294	1,285

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	3,312	3,154

Midcap Financial Issuer Trust
6.500% due 05/01/2028	5,034	4,928

MPT Operating Partnership LP
5.250% due 08/01/2026 (g)	900	829

Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	948	941
6.000% due 01/15/2027	1,129	1,124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/01/2029	$4,530	$4,527

Navient Corp.
4.875% due 03/15/2028	1,165	1,112
5.000% due 03/15/2027	2,131	2,090
6.750% due 06/15/2026	2,018	2,045

NCL Finance Ltd.
6.125% due 03/15/2028	200	201

Necessity Retail REIT, Inc.
4.500% due 09/30/2028	587	540

Newmark Group, Inc.
7.500% due 01/12/2029	2,093	2,189

Office Properties Income Trust
4.500% due 02/01/2025	306	302
9.000% due 09/30/2029	152	132

OneMain Finance Corp.
3.500% due 01/15/2027	2,331	2,225
3.875% due 09/15/2028	883	814
5.375% due 11/15/2029	1,949	1,875
6.625% due 01/15/2028	1,932	1,957
6.625% due 05/15/2029	1,373	1,392

Osaic Holdings, Inc.
10.750% due 08/01/2027	317	329

Oxford Finance LLC
6.375% due 02/01/2027	1,461	1,448

Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,944	1,831
5.875% due 10/01/2028	20	20

Pebblebrook Hotel LP
6.375% due 10/15/2029	523	518

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	260	241
5.375% due 10/15/2025	1,656	1,653
7.875% due 12/15/2029	1,225	1,285

Popular, Inc.
7.250% due 03/13/2028	2,212	2,280

PRA Group, Inc.
8.375% due 02/01/2028	2,583	2,657
8.875% due 01/31/2030	200	207

Provident Funding Associates LP
9.750% due 09/15/2029	630	648

RHP Hotel Properties LP
4.750% due 10/15/2027	1,246	1,206
7.250% due 07/15/2028	1,278	1,319

Rithm Capital Corp.
8.000% due 04/01/2029	422	423

RLJ Lodging Trust LP
3.750% due 07/01/2026	1,683	1,638

Rocket Mortgage LLC
2.875% due 10/15/2026	4,137	3,928
3.625% due 03/01/2029	1,438	1,303

SBA Communications Corp.
3.125% due 02/01/2029	1,911	1,727
3.875% due 02/15/2027	1,843	1,766

Service Properties Trust
4.750% due 10/01/2026	1,504	1,424
5.500% due 12/15/2027	1,641	1,542
8.375% due 06/15/2029	3,478	3,366

SLM Corp.
3.125% due 11/02/2026	3,594	3,431
4.200% due 10/29/2025	1,057	1,048

Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,305	1,260
4.375% due 01/15/2027	1,108	1,072
6.500% due 07/01/2030	1,344	1,347
7.250% due 04/01/2029	1,888	1,939

UniCredit SpA
5.861% due 06/19/2032 •	1,527	1,530
7.296% due 04/02/2034 •	962	1,006

United Wholesale Mortgage LLC
5.500% due 11/15/2025	671	668
5.750% due 06/15/2027	766	757

Uniti Group LP
10.500% due 02/15/2028	4,420	4,718

28	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vornado Realty LP
2.150% due 06/01/2026	$1,060	$1,010
3.500% due 01/15/2025	916	915

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(b)	515	0

Wilsonart LLC
11.000% due 08/15/2032	666	654

XHR LP
4.875% due 06/01/2029	522	493
6.625% due 05/15/2030	476	478

		190,582

INDUSTRIALS 75.7%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	889	902

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028	3,869	3,712

AdaptHealth LLC
6.125% due 08/01/2028	1,002	982

Adient Global Holdings Ltd.
4.875% due 08/15/2026	1,227	1,210
7.000% due 04/15/2028	335	339

Advance Auto Parts, Inc.
1.750% due 10/01/2027	200	179

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	2,263	2,151

AECOM
5.125% due 03/15/2027	862	854

AerCap Global Aviation Trust
6.500% due 06/15/2045 •	110	110

Affinity Interactive
6.875% due 12/15/2027	1,560	1,172

Ahead DB Holdings LLC
6.625% due 05/01/2028	3,858	3,786

Ahlstrom Holding Oy
4.875% due 02/04/2028	1,307	1,246

Air Canada
3.875% due 08/15/2026	1,621	1,576

Albertsons Cos., Inc.
3.250% due 03/15/2026	1,184	1,156
3.500% due 03/15/2029	1,207	1,100
4.625% due 01/15/2027	1,422	1,393
5.875% due 02/15/2028	2,422	2,414
6.500% due 02/15/2028	932	945
7.500% due 03/15/2026	1,036	1,041

Albion Financing SARL
6.125% due 10/15/2026	2,135	2,137
8.750% due 04/15/2027	2,572	2,633

Alcoa Nederland Holding BV
5.500% due 12/15/2027	250	251

Algoma Steel, Inc.
9.125% due 04/15/2029	1,140	1,167

Allegiant Travel Co.
7.250% due 08/15/2027 (g)	2,776	2,793

Allen Media LLC
10.500% due 02/15/2028	468	204

Alta Equipment Group, Inc.
9.000% due 06/01/2029	2,142	2,046

Altice Financing SA
5.750% due 08/15/2029	444	325

Altice France Holding SA
6.000% due 02/15/2028	738	196
10.500% due 05/15/2027	7,616	2,256

Altice France SA
5.125% due 01/15/2029	791	600
5.125% due 07/15/2029	4,529	3,396
5.500% due 01/15/2028	3,328	2,466
5.500% due 10/15/2029	2,509	1,892
8.125% due 02/01/2027	4,795	3,893

AMC Entertainment Holdings, Inc.
7.500% due 02/15/2029	2,347	2,086

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK)
10.000% due 06/15/2026 (a)	$1,669	$1,672

AMC Networks, Inc.
4.250% due 02/15/2029	3,077	2,419
10.250% due 01/15/2029	1,680	1,790

Amer Sports Co.
6.750% due 02/16/2031	374	379

American Airlines, Inc.
5.500% due 04/20/2026	3,216	3,208
5.750% due 04/20/2029	7,422	7,366
7.250% due 02/15/2028	1,503	1,542
8.500% due 05/15/2029	742	780

American Axle & Manufacturing, Inc.
6.500% due 04/01/2027	469	466
6.875% due 07/01/2028	1,062	1,058

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	683	620
4.000% due 01/15/2028	359	344

ams-OSRAM AG
12.250% due 03/30/2029	3,528	3,435

ANGI Group LLC
3.875% due 08/15/2028	1,315	1,181

Aramark Services, Inc.
5.000% due 04/01/2025	450	449
5.000% due 02/01/2028	1,532	1,490

Arches Buyer, Inc.
4.250% due 06/01/2028	10	9

Ardagh Metal Packaging Finance USA LLC
4.000% due 09/01/2029 (g)	511	440
6.000% due 06/15/2027	2,858	2,838

Ardagh Packaging Finance PLC
4.125% due 08/15/2026 (g)	1,777	1,601
5.250% due 08/15/2027 (g)	2,209	1,265

Artera Services LLC
8.500% due 02/15/2031	702	677

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	1,243	1,212

Ashton Woods USA LLC
4.625% due 08/01/2029	360	332

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	3,970	3,879

AthenaHealth Group, Inc.
6.500% due 02/15/2030	1,370	1,303

ATP Tower Holdings LLC
4.050% due 04/27/2026	1,146	1,104

Avantor Funding, Inc.
3.875% due 11/01/2029	692	633
4.625% due 07/15/2028	1,592	1,521

Avis Budget Car Rental LLC
4.750% due 04/01/2028 (g)	1,455	1,362
5.375% due 03/01/2029 (g)	1,082	1,013
8.250% due 01/15/2030 (g)	1,252	1,293

Axalta Coating Systems LLC
4.750% due 06/15/2027	1,054	1,034

B&G Foods, Inc.
5.250% due 09/15/2027 (g)	841	805
8.000% due 09/15/2028	1,906	1,962

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	864	793
3.875% due 01/15/2028	200	189
4.375% due 01/15/2028	5,022	4,801
6.125% due 06/15/2029	1,934	1,943

Bath & Body Works, Inc.
6.694% due 01/15/2027	557	571
7.500% due 06/15/2029	615	636
9.375% due 07/01/2025	764	778

Bausch & Lomb Corp.
8.375% due 10/01/2028	3,676	3,809

Bausch Health Americas, Inc.
8.500% due 01/31/2027	1,175	971
9.250% due 04/01/2026 (g)	806	773

Bausch Health Cos., Inc.
4.875% due 06/01/2028	3,244	2,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 01/30/2028	$1,798	$1,228
5.000% due 02/15/2029 (g)	1,683	1,002
5.250% due 02/15/2031	500	268
5.500% due 11/01/2025	1,666	1,627
5.750% due 08/15/2027 (g)	1,301	1,133
6.125% due 02/01/2027 (g)	4,160	3,780
6.250% due 02/15/2029	1,400	870
11.000% due 09/30/2028	3,127	2,974

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	4,995	4,983

BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 04/01/2027 (a)	2,500	2,475

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026	1,467	1,442

Beazer Homes USA, Inc.
7.500% due 03/15/2031	767	780

Belron U.K. Finance PLC
5.750% due 10/15/2029	1,425	1,412

Benteler International AG
10.500% due 05/15/2028	250	263

Berry Global, Inc.
4.500% due 02/15/2026	414	408
5.625% due 07/15/2027	125	125

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	432	412
7.750% due 12/01/2029	726	747

Block Communications, Inc.
4.875% due 03/01/2028	346	323

Block, Inc.
2.750% due 06/01/2026	1,392	1,342

Bombardier, Inc.
6.000% due 02/15/2028	1,508	1,503
7.875% due 04/15/2027	1,094	1,096

Boyd Gaming Corp.
4.750% due 12/01/2027	1,690	1,637

Brink’s Co.
6.500% due 06/15/2029	1,469	1,490
6.750% due 06/15/2032	150	151

Bristow Group, Inc.
6.875% due 03/01/2028	602	599

Buckeye Partners LP
4.125% due 03/01/2025	327	327
4.500% due 03/01/2028	963	918

Cablevision Lightpath LLC
3.875% due 09/15/2027	609	579
5.625% due 09/15/2028	609	569

Calderys Financing LLC
11.250% due 06/01/2028	291	312

Calumet Specialty Products Partners LP
8.125% due 01/15/2027	564	563
9.750% due 07/15/2028	494	505

Camelot Finance SA
4.500% due 11/01/2026	746	725

Camelot Return Merger Sub, Inc.
8.750% due 08/01/2028	837	803

Carnival Corp.
4.000% due 08/01/2028	1,443	1,369
5.750% due 03/01/2027	6,784	6,774
7.625% due 03/01/2026	969	971

Carnival Holdings Bermuda Ltd.
10.375% due 05/01/2028	4,803	5,121

Carvana Co. (9.000% Cash or 12.000% PIK)
9.000% due 12/01/2028 (a)	1,769	1,810

Cascades, Inc.
5.375% due 01/15/2028	240	233

CCO Holdings LLC
5.000% due 02/01/2028	5,001	4,825
5.125% due 05/01/2027	5,169	5,084
5.375% due 06/01/2029	3,048	2,918
5.500% due 05/01/2026	961	959
6.375% due 09/01/2029	2,323	2,306

CD&R Smokey Buyer, Inc.
9.500% due 10/15/2029	1,755	1,727

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	29

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CEC Entertainment LLC
6.750% due 05/01/2026	$1,274	$1,265

Cedar Fair LP
6.500% due 10/01/2028	366	368

Central Parent LLC
8.000% due 06/15/2029	2,578	2,628

Central Parent, Inc.
7.250% due 06/15/2029	1,821	1,802

Century Communities, Inc.
6.750% due 06/01/2027	246	246

Champ Acquisition Corp.
8.375% due 12/01/2031	388	397

Champions Financing, Inc.
8.750% due 02/15/2029 (g)	1,784	1,741

Charles River Laboratories International, Inc.
4.250% due 05/01/2028	200	190

Chemours Co.
5.375% due 05/15/2027	1,182	1,139

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	2,928	2,667

Chobani LLC
4.625% due 11/15/2028	250	241
7.625% due 07/01/2029	843	873

Churchill Downs, Inc.
4.750% due 01/15/2028	690	666
5.500% due 04/01/2027	2,106	2,085

Cinemark USA, Inc.
5.250% due 07/15/2028 (g)	1,738	1,696

Citgo Petroleum Corp.
6.375% due 06/15/2026	710	713
7.000% due 06/15/2025	1,519	1,525
8.375% due 01/15/2029	2,607	2,688

Civitas Resources, Inc.
5.000% due 10/15/2026	434	429
8.375% due 07/01/2028	3,239	3,368

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	696	649
4.875% due 07/01/2029	3,096	2,889

Clean Harbors, Inc.
4.875% due 07/15/2027	43	42

Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	1,687	1,626
7.500% due 06/01/2029	886	776
7.750% due 04/15/2028	3,034	2,741
9.000% due 09/15/2028	802	843

Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	374	372
6.875% due 11/01/2029	3,746	3,710

Cloud Software Group, Inc.
6.500% due 03/31/2029	5,377	5,284
9.000% due 09/30/2029	6,078	6,179

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030	691	702

CMG Media Corp.
8.875% due 06/18/2029	696	524

CNX Midstream Partners LP
4.750% due 04/15/2030	615	563

Cogent Communications Group, Inc.
7.000% due 06/15/2027	3,225	3,244

CommScope LLC
4.750% due 09/01/2029	3,128	2,790
6.000% due 03/01/2026	3,022	3,011
7.125% due 07/01/2028	855	754
8.250% due 03/01/2027 (g)	1,622	1,553

CommScope Technologies LLC
5.000% due 03/15/2027	5,166	4,624

Community Health Systems, Inc.
5.625% due 03/15/2027	4,198	4,034
6.000% due 01/15/2029	3,632	3,256
8.000% due 12/15/2027	1,401	1,400

Compass Minerals International, Inc.
6.750% due 12/01/2027	453	447

Comstock Resources, Inc.
6.750% due 03/01/2029	3,312	3,231

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Connect Finco SARL
9.000% due 09/15/2029	$2,978	$2,716

Consolidated Communications, Inc.
5.000% due 10/01/2028	1,294	1,206
6.500% due 10/01/2028	3,657	3,528

Consolidated Energy Finance SA
5.625% due 10/15/2028	691	564

Constellium SE
3.750% due 04/15/2029	970	879

Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	293	245

CoreLogic, Inc.
4.500% due 05/01/2028	3,175	2,971

Coty, Inc.
4.750% due 01/15/2029	1,091	1,041
5.000% due 04/15/2026	250	250

CQP Holdco LP
5.500% due 06/15/2031	356	340

Crescent Energy Finance LLC
7.375% due 01/15/2033	853	829
9.250% due 02/15/2028	1,450	1,517

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	1,600	1,456

Crown Americas LLC
4.250% due 09/30/2026	916	897
4.750% due 02/01/2026	473	468

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026	749	771

CSC Holdings LLC
5.375% due 02/01/2028	1,992	1,721
5.500% due 04/15/2027	3,600	3,226
6.500% due 02/01/2029	3,877	3,269
7.500% due 04/01/2028 (g)	3,003	2,071
11.250% due 05/15/2028	1,576	1,557
11.750% due 01/31/2029	3,925	3,879

CVR Energy, Inc.
8.500% due 01/15/2029	589	566

CVR Partners LP
6.125% due 06/15/2028	1,406	1,370

Dana, Inc.
5.375% due 11/15/2027	962	953

Darling Ingredients, Inc.
5.250% due 04/15/2027	789	780

Dcli Bidco LLC
7.750% due 11/15/2029	2,919	2,996

Dealer Tire LLC
8.000% due 02/01/2028	276	271

Delek Logistics Partners LP
7.125% due 06/01/2028	1,233	1,233
8.625% due 03/15/2029	1,059	1,096

Deluxe Corp.
8.000% due 06/01/2029	1,208	1,166
8.125% due 09/15/2029	1,544	1,568

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	540	556

Directv Financing LLC
5.875% due 08/15/2027	7,640	7,452

DISH DBS Corp.
5.125% due 06/01/2029	1,388	895
5.250% due 12/01/2026	7,091	6,459
5.750% due 12/01/2028	5,256	4,504
7.375% due 07/01/2028	2,282	1,636
7.750% due 07/01/2026	4,672	3,935

DISH Network Corp.
11.750% due 11/15/2027	7,684	8,148

DT Midstream, Inc.
4.125% due 06/15/2029	1,133	1,059

Dye & Durham Ltd.
8.625% due 04/15/2029	870	917

Eco Material Technologies, Inc.
7.875% due 01/31/2027	672	686

Edgewell Personal Care Co.
5.500% due 06/01/2028	1,892	1,854

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

eG Global Finance PLC
12.000% due 11/30/2028	$1,840	$2,060

Elanco Animal Health, Inc.
6.650% due 08/28/2028	1,246	1,266

Ellucian Holdings, Inc.
6.500% due 12/01/2029	1,666	1,671

Encino Acquisition Partners Holdings LLC
8.500% due 05/01/2028	416	425

Encompass Health Corp.
4.500% due 02/01/2028	964	931

Endeavour Mining PLC
5.000% due 10/14/2026	1,281	1,247

Enerflex Ltd.
9.000% due 10/15/2027	845	880

Energizer Holdings, Inc.
4.750% due 06/15/2028	406	387

Entegris, Inc.
4.375% due 04/15/2028	1,018	974
4.750% due 04/15/2029	1,297	1,243

Enviri Corp.
5.750% due 07/31/2027	435	416

EQM Midstream Partners LP
4.500% due 01/15/2029	2,853	2,720
6.375% due 04/01/2029	1,576	1,582

EquipmentShare.com, Inc.
9.000% due 05/15/2028	944	980

ESAB Corp.
6.250% due 04/15/2029	871	883

Ferrellgas LP
5.375% due 04/01/2026	422	418
5.875% due 04/01/2029	1,587	1,452

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,744	1,624
6.750% due 01/15/2030	3,219	2,972

First Student Bidco, Inc.
4.000% due 07/31/2029	3,072	2,823

Fluor Corp.
4.250% due 09/15/2028	277	264

Foundation Building Materials, Inc.
6.000% due 03/01/2029	2,029	1,791

Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,602	2,546
5.875% due 10/15/2027	3,711	3,702
5.875% due 11/01/2029	804	800
6.750% due 05/01/2029	1,883	1,894

FTAI Infra Escrow Holdings LLC
10.500% due 06/01/2027	567	606

Full House Resorts, Inc.
8.250% due 02/15/2028	993	990

FXI Holdings, Inc.
12.250% due 11/15/2026	721	689

Gap, Inc.
3.625% due 10/01/2029	759	682

Garda World Security Corp.
4.625% due 02/15/2027	2,056	1,999

Gen Digital, Inc.
5.000% due 04/15/2025	821	820
6.750% due 09/30/2027	1,055	1,072

GFL Environmental, Inc.
3.500% due 09/01/2028	964	909
3.750% due 08/01/2025	1,198	1,188
4.000% due 08/01/2028	1,382	1,310
5.125% due 12/15/2026	437	435

Global Auto Holdings Ltd.
8.375% due 01/15/2029	802	749

Global Medical Response, Inc. (9.500% Cash and 0.750% PIK)
10.250% due 10/31/2028 (a)	1,146	1,151

Global Partners LP
7.000% due 08/01/2027	822	829
8.250% due 01/15/2032	2,060	2,120

GN Bondco LLC
9.500% due 10/15/2031 (g)	1,781	1,877

30	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	$1,086	$994
5.250% due 12/01/2027	658	647

Goat Holdco LLC
6.750% due 02/01/2032	473	469

goeasy Ltd.
6.875% due 05/15/2030	29	29
7.625% due 07/01/2029	1,817	1,858
9.250% due 12/01/2028	3,650	3,894

Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	753	728
5.000% due 05/31/2026	1,610	1,586
5.000% due 07/15/2029 (g)	2,528	2,324
9.500% due 05/31/2025	146	147

GrafTech Finance, Inc.
4.625% due 12/23/2029	6	5

Graham Packaging Co., Inc.
7.125% due 08/15/2028	3,011	2,982

Gran Tierra Energy, Inc.
9.500% due 10/15/2029	826	770

Graphic Packaging International LLC
3.500% due 03/15/2028	1,082	1,017

Gray Television, Inc.
7.000% due 05/15/2027	951	924
10.500% due 07/15/2029	2,600	2,603

Great Canadian Gaming Corp.
8.750% due 11/15/2029	2,430	2,490

Griffon Corp.
5.750% due 03/01/2028	3,183	3,123

Grifols SA
4.750% due 10/15/2028 (g)	2,498	2,298

Group 1 Automotive, Inc.
4.000% due 08/15/2028	735	689

GrubHub Holdings, Inc.
5.500% due 07/01/2027	1,446	1,271

Gulfport Energy Corp.
6.750% due 09/01/2029	1,226	1,236

H&E Equipment Services, Inc.
3.875% due 12/15/2028	2,239	2,049

Hanesbrands, Inc.
4.875% due 05/15/2026	864	851

Harvest Midstream LP
7.500% due 09/01/2028	1,798	1,816

Heartland Dental LLC
10.500% due 04/30/2028	1,243	1,319

Herc Holdings, Inc.
5.500% due 07/15/2027	1,374	1,362
6.625% due 06/15/2029	829	840

Hertz Corp.
4.625% due 12/01/2026 (g)	670	567
12.625% due 07/15/2029	1,143	1,219

Hilton Worldwide Finance LLC
4.875% due 04/01/2027	932	920

Hologic, Inc.
3.250% due 02/15/2029	1,366	1,237
4.625% due 02/01/2028	770	751

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	400	407
8.875% due 07/15/2028	540	568

HTA Group Ltd.
7.500% due 06/04/2029	624	636

Hudbay Minerals, Inc.
4.500% due 04/01/2026	1,089	1,074

Hughes Satellite Systems Corp.
6.625% due 08/01/2026 (g)	821	654

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029	2,736	2,860

iHeartCommunications, Inc.
7.000% due 01/15/2031	86	64
7.750% due 08/15/2030	1,155	905
9.125% due 05/01/2029	1,235	1,078
10.875% due 05/01/2030	1,423	1,097

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (a)	884	884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illuminate Buyer LLC
9.000% due 07/01/2028	$2,686	$2,722

Imola Merger Corp.
4.750% due 05/15/2029	3,798	3,605

INEOS Finance PLC
7.500% due 04/15/2029	366	375

INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029	679	718

Ingevity Corp.
3.875% due 11/01/2028	1,037	949

Installed Building Products, Inc.
5.750% due 02/01/2028	599	590

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	1,830	1,806

Intelsat Jackson Holdings SA
6.500% due 03/15/2030	3,029	2,801

International Game Technology PLC
4.125% due 04/15/2026	1,433	1,413
6.250% due 01/15/2027	1,506	1,517

ION Trading Technologies SARL
5.750% due 05/15/2028	1,382	1,314
9.500% due 05/30/2029	624	656

IQVIA, Inc.
5.000% due 10/15/2026	1,465	1,447
5.000% due 05/15/2027	1,830	1,803

Ithaca Energy North Sea PLC
8.125% due 10/15/2029	1,151	1,171

ITT Holdings LLC
6.500% due 08/01/2029	378	346

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	674	654

Jazz Securities DAC
4.375% due 01/15/2029	955	903

JELD-WEN, Inc.
4.875% due 12/15/2027	911	867

JetBlue Airways Corp.
9.875% due 09/20/2031	3,522	3,746

K Hovnanian Enterprises, Inc.
11.750% due 09/30/2029	573	625

Kaiser Aluminum Corp.
4.625% due 03/01/2028	2,487	2,341

KeHE Distributors LLC
9.000% due 02/15/2029	392	407

Kinetik Holdings LP
6.625% due 12/15/2028	973	996

Kodiak Gas Services LLC
7.250% due 02/15/2029	1,000	1,021

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	4,633	4,464

Kronos Acquisition Holdings, Inc.
8.250% due 06/30/2031	2,049	1,956

LABL, Inc.
5.875% due 11/01/2028	200	179
8.625% due 10/01/2031	735	681
10.500% due 07/15/2027 (g)	2,211	2,142

Lamb Weston Holdings, Inc.
4.875% due 05/15/2028	1,176	1,149

Latam Airlines Group SA
7.875% due 04/15/2030	1,350	1,368

LBM Acquisition LLC
6.250% due 01/15/2029	1,686	1,553

LCM Investments Holdings LLC
4.875% due 05/01/2029	1,087	1,016

LCPR Senior Secured Financing DAC
6.750% due 10/15/2027	2,240	2,029

Level 3 Financing, Inc.
3.750% due 07/15/2029	680	529
4.500% due 04/01/2030	1,553	1,295
4.875% due 06/15/2029	2,045	1,789
10.500% due 04/15/2029	1,592	1,782
11.000% due 11/15/2029	961	1,082

Life Time, Inc.
8.000% due 04/15/2026	383	384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LifePoint Health, Inc.
4.375% due 02/15/2027	$1,148	$1,101
5.375% due 01/15/2029	3,875	3,402
10.000% due 06/01/2032	1,492	1,519

Light & Wonder International, Inc.
7.000% due 05/15/2028	889	892

Lindblad Expeditions LLC
6.750% due 02/15/2027	439	442

Lithia Motors, Inc.
4.625% due 12/15/2027	813	787

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	820	775
4.750% due 10/15/2027	2,964	2,868
5.625% due 03/15/2026	453	455
6.500% due 05/15/2027	1,306	1,322

Madison IAQ LLC
4.125% due 06/30/2028	1,672	1,584
5.875% due 06/30/2029	1,196	1,131

MajorDrive Holdings LLC
6.375% due 06/01/2029	1,695	1,486

Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	1,301	1,251

Matador Resources Co.
6.250% due 04/15/2033	200	194
6.875% due 04/15/2028	564	573

Match Group Holdings LLC
5.000% due 12/15/2027	1,772	1,715

Mativ Holdings, Inc.
8.000% due 10/01/2029	1,176	1,134

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	4,436	4,531
9.250% due 04/15/2027	4,116	4,183

Mavis Tire Express Services Topco Corp.
6.500% due 05/15/2029	1,839	1,766

Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/2028	2,032	2,151

McAfee Corp.
7.375% due 02/15/2030	676	657

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,878	2,813
7.375% due 09/01/2031	813	833
8.000% due 08/01/2029	2,066	2,069

Mclaren Finance PLC
7.500% due 08/01/2026	1,490	1,486

Medline Borrower LP
3.875% due 04/01/2029	7,404	6,863
6.250% due 04/01/2029	1,434	1,451

MEG Energy Corp.
5.875% due 02/01/2029	2,811	2,747

Mercer International, Inc.
5.125% due 02/01/2029	552	478

Merlin Entertainments Ltd.
5.750% due 06/15/2026	1,237	1,228

Methanex Corp.
5.125% due 10/15/2027	394	386

MGM Resorts International
4.625% due 09/01/2026	672	663
5.500% due 04/15/2027	2,634	2,620

Michaels Cos., Inc.
5.250% due 05/01/2028	1,645	1,244
7.875% due 05/01/2029	2,932	1,793

Millennium Escrow Corp.
6.625% due 08/01/2026	563	440

Mineral Resources Ltd.
8.000% due 11/01/2027	2,265	2,318
8.125% due 05/01/2027	2,534	2,547
9.250% due 10/01/2028	2,467	2,591

Mohegan Tribal Gaming Authority
8.000% due 02/01/2026	1,835	1,828

Molina Healthcare, Inc.
4.375% due 06/15/2028	2,336	2,216

Moog, Inc.
4.250% due 12/15/2027	1,628	1,555

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	31

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Motion Bondco DAC
6.625% due 11/15/2027	$2,754	$2,606

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	995	854

Mueller Water Products, Inc.
4.000% due 06/15/2029	943	876

Murphy Oil USA, Inc.
5.625% due 05/01/2027	259	258

Nabors Industries, Inc.
7.375% due 05/15/2027	2,682	2,681

NCL Corp. Ltd.
5.875% due 03/15/2026	3,626	3,624
5.875% due 02/15/2027	2,879	2,872
7.750% due 02/15/2029	730	767
8.375% due 02/01/2028	356	372

NCR Atleos Corp.
9.500% due 04/01/2029	1,383	1,500

NCR Voyix Corp.
5.000% due 10/01/2028	2,940	2,830
5.125% due 04/15/2029	1,500	1,437

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	4,685	4,363

Nesco Holdings, Inc.
5.500% due 04/15/2029	4,239	3,938

New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/2028	458	445

Newell Brands, Inc.
5.700% due 04/01/2026	1,872	1,873
6.375% due 09/15/2027	1,876	1,888

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «	2,288	1,396
11.750% due 10/15/2028 «	2,299	2,023

Nexstar Media, Inc.
4.750% due 11/01/2028	2,745	2,563
5.625% due 07/15/2027	3,402	3,322

NextEra Energy Operating Partners LP
3.875% due 10/15/2026	1,939	1,856
7.250% due 01/15/2029 (g)	2,974	3,045

NFE Financing LLC
12.000% due 11/15/2029	5,442	5,722

Nordstrom, Inc.
4.000% due 03/15/2027	250	239

Northern Oil & Gas, Inc.
8.125% due 03/01/2028	1,030	1,047

NOVA Chemicals Corp.
5.250% due 06/01/2027	1,513	1,472

Novelis Corp.
3.250% due 11/15/2026	1,005	958
4.750% due 01/30/2030	1,568	1,449

NuStar Logistics LP
5.625% due 04/28/2027	2,236	2,221
5.750% due 10/01/2025	1,872	1,878
6.000% due 06/01/2026	797	799

Odeon Finco PLC
12.750% due 11/01/2027	1,065	1,120

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	291	272
7.125% due 10/01/2027	1,933	1,969
9.750% due 11/15/2028	2,698	2,866

ON Semiconductor Corp.
3.875% due 09/01/2028	2,087	1,959

OneSky Flight LLC
8.875% due 12/15/2029	1,486	1,489

Open Text Corp.
3.875% due 02/15/2028	1,385	1,306

Option Care Health, Inc.
4.375% due 10/31/2029	692	639

Organon & Co.
4.125% due 04/30/2028	3,701	3,480

Oriflame Investment Holding PLC
5.125% due 05/04/2026	724	141

Outfront Media Capital LLC
5.000% due 08/15/2027	1,401	1,364

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Owens & Minor, Inc.
4.500% due 03/31/2029 (g)	$934	$835

Owens-Brockway Glass Container, Inc.
6.625% due 05/13/2027	130	130

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	2,283	2,266

Paramount Global
3.700% due 06/01/2028	759	715
4.200% due 05/19/2032	769	678
4.950% due 01/15/2031	100	93
6.250% due 02/28/2057 •	444	425
6.375% due 03/30/2062 •	896	867
6.875% due 04/30/2036	267	271

Park River Holdings, Inc.
5.625% due 02/01/2029	1,067	928

Park-Ohio Industries, Inc.
6.625% due 04/15/2027	1,877	1,852

Parkland Corp.
6.625% due 08/15/2032	611	605

Penn Entertainment, Inc.
5.625% due 01/15/2027	522	514

Performance Food Group, Inc.
4.250% due 08/01/2029	1,710	1,589
5.500% due 10/15/2027	1,429	1,418

Permian Resources Operating LLC
5.375% due 01/15/2026	755	751
8.000% due 04/15/2027	1,732	1,770

PetSmart, Inc.
4.750% due 02/15/2028	2,351	2,221
7.750% due 02/15/2029	2,644	2,559

Phinia, Inc.
6.625% due 10/15/2032	797	794

Pike Corp.
5.500% due 09/01/2028	2,435	2,344

Playtika Holding Corp.
4.250% due 03/15/2029	382	348

PM General Purchaser LLC
9.500% due 10/01/2028	366	364

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	5,273	5,135

Prime Security Services Borrower LLC
5.750% due 04/15/2026	3,571	3,572
6.250% due 01/15/2028	1,529	1,522

PTC, Inc.
3.625% due 02/15/2025	655	655

QVC, Inc.
4.450% due 02/15/2025	732	728
6.875% due 04/15/2029 (g)	594	484

Rackspace Finance LLC
3.500% due 05/15/2028	258	156

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	1,181	1,267

Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	540	535
9.750% due 04/15/2029	3,761	4,083
11.250% due 02/15/2027	3,971	4,339

Rand Parent LLC
8.500% due 02/15/2030	346	348

Range Resources Corp.
4.875% due 05/15/2025	783	781

Real Hero Merger Sub 2, Inc.
6.250% due 02/01/2029 (g)	908	781

Resorts World Las Vegas LLC
4.625% due 04/16/2029	260	234

Reworld Holding Corp.
4.875% due 12/01/2029	423	392

Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	965	988

Rivian Holdings LLC
10.502% due 10/15/2026 •	2,999	3,021

Rocket Software, Inc.
6.500% due 02/15/2029	392	370

Rockies Express Pipeline LLC
3.600% due 05/15/2025	530	525

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	$1,999	$1,897
4.250% due 07/01/2026	2,278	2,237
5.375% due 07/15/2027	1,142	1,136
5.500% due 08/31/2026	1,538	1,538
7.500% due 10/15/2027	809	849

RR Donnelley & Sons Co.
9.500% due 08/01/2029	2,450	2,491
10.875% due 08/01/2029	800	807

Sable International Finance Ltd.
7.125% due 10/15/2032	1,739	1,707

Sabre Global, Inc.
8.625% due 06/01/2027	1,702	1,680

Saturn Oil & Gas, Inc.
9.625% due 06/15/2029	789	768

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	1,883	1,773
6.625% due 05/01/2029	879	835

SCIL LLC
5.375% due 11/01/2026	2,602	2,551

Scripps Escrow, Inc.
3.875% due 01/15/2029	1,340	987
5.875% due 07/15/2027	2,409	1,949

Seagate HDD Cayman
4.750% due 01/01/2025	1,060	1,060

Sealed Air Corp.
6.125% due 02/01/2028	1,184	1,189

Seaspan Corp.
5.500% due 08/01/2029	611	571

Shutterfly Finance LLC
9.750% due 10/01/2027	247	249

Shutterfly Finance LLC (4.250% Cash and 4.250% PIK)
8.500% due 10/01/2027 (a)(g)	771	679

Sigma Holdco BV
7.875% due 05/15/2026	373	371

Silgan Holdings, Inc.
4.125% due 02/01/2028	100	96

Simmons Foods, Inc.
4.625% due 03/01/2029	3,094	2,863

Sirius XM Radio, Inc.
3.125% due 09/01/2026	1,792	1,723
4.000% due 07/15/2028	1,667	1,538
5.000% due 08/01/2027	2,162	2,105
5.500% due 07/01/2029	2,678	2,571

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	2,182	2,255

Six Flags Entertainment Corp.
5.500% due 04/15/2027	291	289

SM Energy Co.
6.500% due 07/15/2028	258	257
6.625% due 01/15/2027	467	467
6.750% due 08/01/2029	2,079	2,060
7.000% due 08/01/2032	428	422

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	1,126	1,099

Sotheby’s
7.375% due 10/15/2027	1,999	1,987

Specialty Building Products Holdings LLC
7.750% due 10/15/2029	2,400	2,444

Speedway Motorsports LLC
4.875% due 11/01/2027	519	507

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	2,432	2,308

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	395	368

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025	4,712	3,675

Stagwell Global LLC
5.625% due 08/15/2029	2,989	2,849

Standard Industries, Inc.
4.750% due 01/15/2028	1,436	1,375
5.000% due 02/15/2027	2,685	2,630

Staples, Inc.
10.750% due 09/01/2029	1,710	1,684

32	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Station Casinos LLC
4.500% due 02/15/2028	$3,693	$3,507

Strathcona Resources Ltd.
6.875% due 08/01/2026	2,246	2,252

Summit Materials LLC
5.250% due 01/15/2029	374	377

Sunoco LP
4.500% due 04/30/2030	1,018	945
5.875% due 03/15/2028	347	346
7.000% due 09/15/2028	1,113	1,140
7.000% due 05/01/2029	642	659

Sunrise HoldCo BV
5.500% due 01/15/2028	2,071	2,030

Superior Plus LP
4.500% due 03/15/2029	959	873

Talos Production, Inc.
9.000% due 02/01/2029	902	926

Taseko Mines Ltd.
8.250% due 05/01/2030	868	887

Taylor Morrison Communities, Inc.
5.750% due 01/15/2028	414	412

TEGNA, Inc.
4.625% due 03/15/2028	3,471	3,293
4.750% due 03/15/2026	809	801

Teleflex, Inc.
4.250% due 06/01/2028	414	395
4.625% due 11/15/2027	894	867

Tempur Sealy International, Inc.
4.000% due 04/15/2029	575	530

Tenet Healthcare Corp.
4.250% due 06/01/2029	1,267	1,191
5.125% due 11/01/2027	1,587	1,556
6.125% due 10/01/2028	2,031	2,029
6.250% due 02/01/2027	607	607

Tenneco, Inc.
8.000% due 11/17/2028	3,039	2,836

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	2,475	2,313

Thor Industries, Inc.
4.000% due 10/15/2029	1,171	1,057

Titan International, Inc.
7.000% due 04/30/2028	475	467

TK Elevator Holdco GmbH
7.625% due 07/15/2028	3,002	3,006

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	1,951	1,911

TopBuild Corp.
3.625% due 03/15/2029	2,870	2,631

Townsquare Media, Inc.
6.875% due 02/01/2026	200	200

TransDigm, Inc.
5.500% due 11/15/2027	4,329	4,257
6.375% due 03/01/2029	4,537	4,553
6.750% due 08/15/2028	3,637	3,673

Transocean Aquila Ltd.
8.000% due 09/30/2028	552	567

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	2,325	2,375

Transocean, Inc.
8.000% due 02/01/2027	1,453	1,457
8.250% due 05/15/2029	415	407

Travel & Leisure Co.
6.625% due 07/31/2026	1,244	1,258

TreeHouse Foods, Inc.
4.000% due 09/01/2028	2,735	2,487

Trident TPI Holdings, Inc.
12.750% due 12/31/2028	3,926	4,336

TriNet Group, Inc.
3.500% due 03/01/2029	1,819	1,648

Triton Water Holdings, Inc.
6.250% due 04/01/2029	2,687	2,670

Triumph Group, Inc.
9.000% due 03/15/2028	2,745	2,862

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trivium Packaging Finance BV
5.500% due 08/15/2026	$2,221	$2,198
8.500% due 08/15/2027	1,243	1,242

Tronox, Inc.
4.625% due 03/15/2029	450	404

Tutor Perini Corp.
11.875% due 04/30/2029	868	963

Twilio, Inc.
3.625% due 03/15/2029	826	760

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	2,741	2,797

U.S. Foods, Inc.
6.875% due 09/15/2028	1,620	1,660

U.S. Renal Care, Inc.
10.625% due 06/28/2028	326	280

Under Armour, Inc.
3.250% due 06/15/2026	1,153	1,114

United Airlines Pass-Through Trust
5.875% due 04/15/2029	469	480

United Airlines, Inc.
4.375% due 04/15/2026	3,523	3,467
4.625% due 04/15/2029	1,199	1,141

United Rentals North America, Inc.
3.875% due 11/15/2027	354	339
4.875% due 01/15/2028	2,136	2,081
5.500% due 05/15/2027	753	751

Univision Communications, Inc.
4.500% due 05/01/2029	3,216	2,882
6.625% due 06/01/2027	2,548	2,541
8.000% due 08/15/2028	2,803	2,857
8.500% due 07/31/2031	1,245	1,222

USA Compression Partners LP
6.875% due 09/01/2027	1,925	1,933
7.125% due 03/15/2029	3,141	3,199

Velocity Vehicle Group LLC
8.000% due 06/01/2029	1,711	1,781

Venture Global LNG, Inc.
7.000% due 01/15/2030	1,214	1,233
8.125% due 06/01/2028	4,776	4,972
9.500% due 02/01/2029	5,839	6,457

Veritiv Operating Co.
10.500% due 11/30/2030	486	524

Vertiv Group Corp.
4.125% due 11/15/2028	1,068	1,009

Viasat, Inc.
5.625% due 04/15/2027	633	613

Viavi Solutions, Inc.
3.750% due 10/01/2029	1,633	1,481

Victoria’s Secret & Co.
4.625% due 07/15/2029	1,237	1,129

Victra Holdings LLC
8.750% due 09/15/2029	1,666	1,750

Viking Cruises Ltd.
5.875% due 09/15/2027	1,771	1,763
6.250% due 05/15/2025	411	411
7.000% due 02/15/2029	652	656

Viper Energy Partners LP
5.375% due 11/01/2027	100	99

Virgin Media Secured Finance PLC
5.500% due 05/15/2029	3,639	3,417

Virgin Media Vendor Financing Notes DAC
5.000% due 07/15/2028	1,214	1,151

Viridien
8.750% due 04/01/2027 (g)	2,754	2,711

VistaJet Malta Finance PLC
7.875% due 05/01/2027	346	337
9.500% due 06/01/2028 (g)	1,805	1,818

Vital Energy, Inc.
7.875% due 04/15/2032	1,764	1,699

VOC Escrow Ltd.
5.000% due 02/15/2028	2,178	2,130

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	2,233	2,165
8.125% due 08/15/2029	3,246	3,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WASH Multifamily Acquisition, Inc.
5.750% due 04/15/2026	$691	$689

Waste Pro USA, Inc.
5.500% due 02/15/2026	1,051	1,054

Wayfair LLC
7.250% due 10/31/2029	1,876	1,880

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^«(a)(b)	1,533	1,266

WESCO Distribution, Inc.
6.375% due 03/15/2029	1,196	1,213
7.250% due 06/15/2028	335	341

Western Digital Corp.
4.750% due 02/15/2026	4,540	4,500

White Cap Buyer LLC
6.875% due 10/15/2028	1,853	1,842

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	1,269	1,224

Williams Scotsman, Inc.
6.625% due 06/15/2029	1,784	1,807

Wolverine World Wide, Inc.
4.000% due 08/15/2029	839	738

WR Grace Holdings LLC
4.875% due 06/15/2027	2,433	2,361

Wynn Las Vegas LLC
5.250% due 05/15/2027	2,646	2,619

Xerox Holdings Corp.
5.000% due 08/15/2025	552	551
5.500% due 08/15/2028	2,745	2,358

Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (g)	3,081	2,845
6.125% due 03/01/2028 (g)	1,506	1,282

ZF North America Capital, Inc.
4.750% due 04/29/2025	3,538	3,524
6.875% due 04/14/2028	2,056	2,052

Ziggo Bond Co. BV
6.000% due 01/15/2027	286	284

Ziggo BV
4.875% due 01/15/2030	1,818	1,674

ZoomInfo Technologies LLC
3.875% due 02/01/2029	2,619	2,385

		997,637

UTILITIES 3.2%

Aethon United BR LP
7.500% due 10/01/2029	2,586	2,647

AmeriGas Partners LP
9.375% due 06/01/2028	244	235

Antero Midstream Partners LP
5.375% due 06/15/2029	1,506	1,468
5.750% due 03/01/2027	689	686

Archrock Partners LP
6.250% due 04/01/2028	1,008	1,003
6.875% due 04/01/2027	293	295

Calpine Corp.
4.500% due 02/15/2028	2,646	2,540
5.125% due 03/15/2028	1,768	1,716

Clearway Energy Operating LLC
4.750% due 03/15/2028	1,243	1,190

DPL, Inc.
4.125% due 07/01/2025	263	260

Genesis Energy LP
7.750% due 02/01/2028	1,134	1,136
8.000% due 01/15/2027	924	941
8.250% due 01/15/2029	761	769

Hilcorp Energy LP
6.250% due 11/01/2028	983	953

Iliad Holding SASU
7.000% due 10/15/2028	779	790

Lightning Power LLC
7.250% due 08/15/2032	412	425

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	33

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lumen Technologies, Inc.
4.125% due 04/15/2029	$361	$328
4.125% due 04/15/2030	375	336
10.000% due 10/15/2032	473	471

Millicom International Cellular SA
5.125% due 01/15/2028	526	507

NGL Energy Operating LLC
8.125% due 02/15/2029	1,318	1,337

NRG Energy, Inc.
5.250% due 06/15/2029	422	410
5.750% due 01/15/2028	784	782

Pattern Energy Operations LP
4.500% due 08/15/2028	2,689	2,526

PBF Holding Co. LLC
6.000% due 02/15/2028	3,295	3,163

PG&E Corp.
5.000% due 07/01/2028	1,190	1,163

Qwest Corp.
7.250% due 09/15/2025	624	622

Tallgrass Energy Partners LP
5.500% due 01/15/2028	1,419	1,366

TerraForm Power Operating LLC
5.000% due 01/31/2028	3,364	3,244

Transocean Poseidon Ltd.
6.875% due 02/01/2027	1,260	1,265

Vistra Operations Co. LLC
4.375% due 05/01/2029	900	848
5.000% due 07/31/2027	210	206
5.500% due 09/01/2026	1,482	1,478
5.625% due 02/15/2027	2,315	2,313
7.750% due 10/15/2031	624	655

Vodafone Group PLC
7.000% due 04/04/2079 •	2,214	2,271

		42,345

Total Corporate Bonds & Notes (Cost $1,227,885)		1,230,564

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.5%

ENERGY 0.0%

New Fortress Energy, Inc. «(c)	42,917	$590

FINANCIALS 0.3%

Bruin Blocker LLC «(c)(i)	182,994	0

Intelsat Emergence SA «(i)	90,881	3,001

Jerset Newco «(c)	5,855	419

		3,420

HEALTH CARE 0.1%

Amsurg Equity «(c)(i)	21,155	969

INDUSTRIALS 0.1%

Clover Holdings, Inc. «(c)(i)	2,459	50

Spirit Airlines, Inc. «(c)(i)	1,420,619	1,421

		1,471

INFORMATION TECHNOLOGY 0.0%

Riverbed Technology, Inc. «(c)(i)	22,812	6

Total Common Stocks (Cost $11,111)		6,456

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	54

Total Warrants (Cost $3,296)		54

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.9%

REPURCHASE AGREEMENTS (j) 6.9%
		$91,400

Total Short-Term Instruments (Cost $91,400)		91,400

Total Investments in Securities (Cost $1,344,208)		1,339,427

INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

MUTUAL FUNDS 2.6%

PIMCO Government Money Market Fund
4.640% (f)(g)(h)	34,120,771	34,121

Total Short-Term Instruments (Cost $34,121)		34,121

Total Investments in Affiliates (Cost $34,121)		34,121

Total Investments 104.2% (Cost $1,378,329)		$1,373,548

Financial Derivative Instruments (k)(l) (0.0)% (Cost or Premiums, net $252)		(47)

Other Assets and Liabilities, net (4.2)%		(55,130)

Net Assets 100.0%		$1,318,371

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)

Securities with an aggregate market value of $31,977 were out on loan in exchange for $32,702 of cash collateral as of December 31, 2024. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$884	$969	0.07%
Bruin Blocker LLC	04/20/2021	0	0	0.00
Clover Holdings, Inc.	12/09/2024	37	50	0.00

34	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Intelsat Emergence SA	10/02/2018 - 07/03/2023	$6,883	$3,001	0.23%
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	6	0.00
Spirit Airlines, Inc.	12/17/2024	1,421	1,421	0.11

		$10,859	$5,447	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	12/31/2024	01/02/2025	$8,000	U.S. Treasury Notes 4.250% due 06/30/2029	$(8,148)	$8,000	$8,002
	4.550	01/02/2025	01/03/2025	43,700	U.S. Treasury Notes 4.250% due 02/28/2029	(44,569)	43,700	43,700
	4.650	12/31/2024	01/02/2025	39,700	U.S. Treasury Notes 4.250% due 02/28/2029	(40,490)	39,700	39,710

Total Repurchase Agreements						$(93,207)	$91,400	$91,412

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$91,412	$0	$0	$0	$91,412	$(93,207)	$(1,795)

Master Securities Lending Agreement
BCY	0	0	0	9,359	9,359	(9,544)	(185)
BOS	0	0	0	3,824	3,824	(3,898)	(74)
BPG	0	0	0	1,061	1,061	(1,083)	(22)
BSN	0	0	0	1,452	1,452	(1,481)	(29)
GSC	0	0	0	2,706	2, 706	(2,761)	(55)
RDR	0	0	0	13,575	13,575	(13,935)	(360)

Total Borrowings and Other Financing Transactions	$91,412	$0	$0	$31,977

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$32,702	$0	$0	$0	$32,702

Total Borrowings	$32,702	$0	$0	$0	$32,702

Payable for securities on loan - cash collateral					$32,702

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(986) at a weighted average interest rate of 4.440%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	35

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2025	801	$85,150	$(384)	$0	$(75)

Total Futures Contracts				$(384)	$0	$(75)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Calpine Corp.	5.000%	Quarterly	06/20/2028	1.043%	$2,500	$100	$220	$320	$0	$0
Carnival Corp.	1.000	Quarterly	12/20/2027	0.923	1,000	(100)	102	2	0	0
Carnival Corp.	1.000	Quarterly	06/20/2029	1.402	1,300	(75)	55	(20)	0	(2)
MGM Resorts International	5.000	Quarterly	12/20/2029	1.782	350	49	0	49	0	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	4.030	600	(89)	28	(61)	1	0

						$(115)	$405	$290	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,800	$180	$84	$264	$2	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	588	14	32	46	1	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	99	6	2	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	11,600	838	76	914	10	0

					$1,038	$194	$1,232	$13	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	31,000	$(334)	$542	$208	$7	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		8,675	(337)	497	160	9	0

							$(671)	$1,039	$368	$16	$0

Total Swap Agreements							$252	$1,638	$1,890	$30	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$30	$30	$0	$(75)	$(2)	$(77)

Cash of $8,999 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Petroleos Mexicanos «	3.750%	Monthly	12/24/2025	0.000%	$	200	$0	$0	$0	$0

Total Swap Agreements								$0	$0	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GST	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total Over the Counter	$0	$0	$0	$0	$0	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$14	$0	$0	$16	$30

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	37

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$75	$75
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$75	$77

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$81	$81
Swap Agreements	0	2,510	0	0	(3)	2,507

	$0	$2,510	$0	$0	$78	$2,588

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$2,513	$0	$0	$78	$2,591

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(530)	$(530)
Swap Agreements	0	(749)	0	0	1,039	290

	$0	$(749)	$0	$0	$509	$(240)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,696	$2,257	$10,953
Corporate Bonds & Notes
Banking & Finance	0	190,582	0	190,582
Industrials	0	992,952	4,685	997,637
Utilities	0	42,345	0	42,345
Common Stocks
Energy	0	0	590	590
Financials	0	0	3,420	3,420
Health Care	0	0	969	969
Industrials	0	0	1,471	1,471
Information Technology	0	0	6	6
Warrants
Financials	0	0	54	54
Short-Term Instruments
Repurchase Agreements	0	91,400	0	91,400

	$0	$1,325,978	$13,452	$1,339,427

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$34,121	$0	$0	$34,121

Total Investments	$34,121	$1,325,975	$13,452	$1,373,548

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$30	$0	$30

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(77)	$0	$(77)

Total Financial Derivative Instruments	$0	$(47)	$0	$(47)

Totals	$34,121	$1,325,928	$13,452	$1,373,501

38	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,371	$1,053	$0	$(1)	$0	$252	$0	$(2,418)	$2,257	$215
Corporate Bonds & Notes
Banking & Finance	70	0	(96)	0	0	26	0	0	0	0
Industrials	1,395	0	0	(2)	0	(127)	3,419	0	4,685	(127)
Common Stocks
Energy	0	0	0	0	0	590	0	0	590	590
Financials	3,799	0	0	0	0	(379)	0	0	3,420	(379)
Health Care	1,047	0	0	0	0	(78)	0	0	969	(78)
Industrials	0	1,458	0	0	0	13	0	0	1,471	13
Information Technology	6	0	0	0	0	0	0	0	6	0
Warrants
Financials	71	0	0	0	0	(17)	0	0	54	(17)
Preferred Securities
Industrials	0	0	0	0	(1,041)	1,041	0	0	0	0

Totals	$9,759	$2,511	$(96)	$(3)	$(1,041)	$1,321	$3,419	$(2,418)	$13,452	$217

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value( s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$628	Comparable Companies	EBITDA Multiple	X	13.750	—
	402	Discounted Cash Flow	Discount Rate		25.430	—
	1,227	Indicative Market Quotation	Broker Quote		82.000	—
Corporate Bonds & Notes
Industrials	1,266	Comparable Companies /Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	1.000/9.750	—
	2,023	Other Valuation Techniques(2)	—		—	—
	1,396	Indicative Market Quotation	Broker Quote		61.000	—
Common Stocks
Energy	590	Reference Instrument	Stock Price w/Liquidity Discount		9.000	—
Financials	3,001	Comparable Companies	EBITDA Multiple	X	4.600	—
	419	Indicative Market Quotation	Broker Quote	$	71.500	—
Health Care	969	Comparable Companies	EBITDA Multiple	X	13.750	—
Industrials	1,471	Other Valuation Techniques(2)	—		—	—
Information Technology	6	Indicative Market Quotation	Price	$	0.250	—
Warrants
Financials	54	Option Pricing Model	Volatility		32.500	—

Total	$13,452

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	39

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.6%

CORPORATE BONDS & NOTES 95.1%

BANKING & FINANCE 38.8%

ABN AMRO Bank NV
6.339% due 09/18/2027 •	$1,184	$1,211

AerCap Ireland Capital DAC
2.450% due 10/29/2026	3,789	3,630
3.000% due 10/29/2028	210	195
3.300% due 01/30/2032	2,597	2,264
3.400% due 10/29/2033	146	124
3.850% due 10/29/2041	63	49
4.450% due 10/01/2025	745	744

Aflac, Inc.
4.750% due 01/15/2049	51	45

AIA Group Ltd.
4.950% due 04/04/2033	2,331	2,298

AIB Group PLC
7.583% due 10/14/2026 •	439	447

Aircastle Ltd.
4.250% due 06/15/2026	851	843
6.500% due 07/18/2028	120	124

Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	2,016	1,554

Alleghany Corp.
3.250% due 08/15/2051	1,733	1,167

Ally Financial, Inc.
2.200% due 11/02/2028	1,646	1,465
4.750% due 06/09/2027	110	109
5.800% due 05/01/2025	130	130
6.184% due 07/26/2035 •	5,268	5,210
6.848% due 01/03/2030 •	150	156

American Express Co.
3.300% due 05/03/2027	122	118
3.950% due 08/01/2025	818	815
4.050% due 12/03/2042	123	103
6.489% due 10/30/2031 •	208	222

American Tower Corp.
2.750% due 01/15/2027	632	607
2.900% due 01/15/2030	2,711	2,443
2.950% due 01/15/2051	2,659	1,646
3.125% due 01/15/2027	326	316
3.600% due 01/15/2028	1,045	1,006
5.550% due 07/15/2033	100	101
5.650% due 03/15/2033	100	101
5.900% due 11/15/2033	120	124

ANZ New Zealand International Ltd.
1.250% due 06/22/2026	136	129

Aon Corp.
2.800% due 05/15/2030	2,479	2,210
2.900% due 08/23/2051	2,682	1,639
3.900% due 02/28/2052	70	51

Arch Capital Group Ltd.
3.635% due 06/30/2050	242	173

Ares Capital Corp.
2.875% due 06/15/2027	1,105	1,052
2.875% due 06/15/2028	1,542	1,422

Ares Management Corp.
6.375% due 11/10/2028	1,012	1,059

Arthur J Gallagher & Co.
3.500% due 05/20/2051	20	14
5.750% due 07/15/2054	2,288	2,252

ASB Bank Ltd.
2.375% due 10/22/2031	125	105

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	264	233

Athene Global Funding
1.450% due 01/08/2026	572	553
1.608% due 06/29/2026	1,388	1,323
1.716% due 01/07/2025	41	41
2.673% due 06/07/2031	10	8
5.322% due 11/13/2031	1,671	1,644

Australia & New Zealand Banking Group Ltd.
2.950% due 07/22/2030 •	234	231
4.400% due 05/19/2026 (e)	476	473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AvalonBay Communities, Inc.
5.350% due 06/01/2034	$1,743	$1,754

Aviation Capital Group LLC
1.950% due 01/30/2026	168	163
6.250% due 04/15/2028	2,823	2,914

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	44
2.528% due 11/18/2027	1,908	1,770
2.875% due 02/15/2025	1,471	1,466
5.500% due 01/15/2026	2,009	2,016

AXIS Specialty Finance PLC
4.000% due 12/06/2027	120	117

Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	117	118
6.138% due 09/14/2028 •	827	847
7.883% due 11/15/2034 •	1,920	2,107

Banco de Credito e Inversiones SA
3.500% due 10/12/2027 (d)	814	780

Banco Santander Chile
2.700% due 01/10/2025	125	125

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% due 04/17/2025	147	147

Banco Santander SA
1.849% due 03/25/2026	86	83
4.379% due 04/12/2028	120	117
5.147% due 08/18/2025	802	803
5.294% due 08/18/2027	120	121

Bank of America Corp.
1.898% due 07/23/2031 •	100	84
2.572% due 10/20/2032 •	3,920	3,309
2.592% due 04/29/2031 •	170	150
2.687% due 04/22/2032 •	631	543
2.884% due 10/22/2030 •	130	118
2.972% due 02/04/2033 •	280	241
3.194% due 07/23/2030 •	150	138
3.384% due 04/02/2026 •	1,289	1,284
3.419% due 12/20/2028 •	2,924	2,804
3.970% due 03/05/2029 •	100	97
4.827% due 07/22/2026 •	846	846
4.948% due 07/22/2028 •	1,047	1,049
5.015% due 07/22/2033 •	3,077	3,019
5.080% due 01/20/2027 •	1,602	1,607
5.288% due 04/25/2034 •	2,199	2,181
5.468% due 01/23/2035 •	3,244	3,249
5.872% due 09/15/2034 •	140	144

Bank of Ireland Group PLC
2.029% due 09/30/2027 •	1,371	1,305
6.253% due 09/16/2026 •	120	121

Bank of Montreal
5.717% due 09/25/2028	115	118

Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	195	188
5.802% due 10/25/2028 •	46	47
5.834% due 10/25/2033 •	2,494	2,584

Bank of New Zealand
1.000% due 03/03/2026	110	105

Bank of Nova Scotia
1.050% due 03/02/2026	53	51
5.250% due 06/12/2028	393	397

Barclays PLC
2.852% due 05/07/2026 •	243	241
4.375% due 01/12/2026	3,723	3,707
5.304% due 08/09/2026 •	532	533
5.829% due 05/09/2027 •	120	121
6.224% due 05/09/2034 •	20	21
6.496% due 09/13/2027 •	1,436	1,471
7.325% due 11/02/2026 •	120	122
7.385% due 11/02/2028 •	208	221
7.437% due 11/02/2033 •	44	48

Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	1,105	694
3.850% due 03/15/2052	1,878	1,423
4.200% due 08/15/2048	365	302
4.250% due 01/15/2049	517	432
5.750% due 01/15/2040	679	717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berkshire Hathaway, Inc.
4.500% due 02/11/2043 (d)	$619	$574

BGC Group, Inc.
6.600% due 06/10/2029	1,940	1,988

Blackstone Private Credit Fund
4.000% due 01/15/2029	150	142

Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,231	1,183
3.625% due 01/15/2026	251	248

Block Financial LLC
3.875% due 08/15/2030	1,102	1,018

Blue Owl Capital Corp.
3.400% due 07/15/2026	201	195
4.250% due 01/15/2026	10	10

Blue Owl Finance LLC
3.125% due 06/10/2031	1,089	956
4.125% due 10/07/2051	452	331

BNP Paribas SA
1.323% due 01/13/2027 •	1,524	1,468
2.219% due 06/09/2026 •	908	896
4.400% due 08/14/2028	3,834	3,729

Boston Properties LP
2.550% due 04/01/2032	100	81

BPCE SA
1.000% due 01/20/2026	318	306
1.652% due 10/06/2026 •	2,367	2,306
3.500% due 10/23/2027	1,051	1,005
5.975% due 01/18/2027 •	1,728	1,742
6.612% due 10/19/2027 •	658	675

Brandywine Operating Partnership LP
3.950% due 11/15/2027	379	360

Brighthouse Financial Global Funding
1.550% due 05/24/2026	454	433

Broadridge Financial Solutions, Inc.
2.900% due 12/01/2029	1,582	1,431

Brookfield Finance, Inc.
3.625% due 02/15/2052	958	667
3.900% due 01/25/2028	1,080	1,052
4.850% due 03/29/2029	2,295	2,280

Brown & Brown, Inc.
2.375% due 03/15/2031	146	123
4.950% due 03/17/2052	2,597	2,221

CaixaBank SA
6.684% due 09/13/2027 •	1,591	1,634

Cantor Fitzgerald LP
7.200% due 12/12/2028	944	987

Capital One Financial Corp.
1.878% due 11/02/2027 •	1,833	1,733
2.636% due 03/03/2026 •	2,249	2,240
4.985% due 07/24/2026 •	240	240
5.247% due 07/26/2030 •	178	178
5.268% due 05/10/2033 •	145	141
5.468% due 02/01/2029 •	120	121
5.700% due 02/01/2030 •	1,643	1,666

CBRE Services, Inc.
5.950% due 08/15/2034	5,429	5,601

Charles Schwab Corp.
1.650% due 03/11/2031	4,908	4,024
1.950% due 12/01/2031	164	134
2.300% due 05/13/2031	10	8
2.900% due 03/03/2032	100	86

Chubb INA Holdings LLC
1.375% due 09/15/2030	150	125
3.050% due 12/15/2061	218	132

CI Financial Corp.
7.500% due 05/30/2029	1,535	1,608

Citibank NA
5.570% due 04/30/2034	4,847	4,905
5.803% due 09/29/2028	150	155

Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,346
2.572% due 06/03/2031 •	500	436
3.057% due 01/25/2033 •	2,822	2,425
3.070% due 02/24/2028 •	130	125
3.668% due 07/24/2028 •	571	553

40	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.075% due 04/23/2029 •	$397	$385
4.412% due 03/31/2031 •	80	77
4.542% due 09/19/2030 •	2,916	2,834
4.910% due 05/24/2033 •	150	145
5.610% due 09/29/2026 •	30	30
6.270% due 11/17/2033 •	1,181	1,239

Citizens Bank NA
3.750% due 02/18/2026	641	633
4.575% due 08/09/2028 •	471	467

Citizens Financial Group, Inc.
2.850% due 07/27/2026	959	928
3.250% due 04/30/2030	10	9
5.718% due 07/23/2032 •	3,061	3,073

CNO Global Funding
5.875% due 06/04/2027	978	996

Commonwealth Bank of Australia
2.688% due 03/11/2031 (e)	1,399	1,194
5.316% due 03/13/2026	946	955

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	110	104
3.750% due 07/21/2026	907	889
5.800% due 09/30/2110	3	3

Corebridge Financial, Inc.
3.500% due 04/04/2025	1,039	1,035
3.650% due 04/05/2027	1,916	1,863
3.850% due 04/05/2029	1,320	1,261
3.900% due 04/05/2032	196	178
4.400% due 04/05/2052	100	80

Credit Agricole SA
1.247% due 01/26/2027 •	1,514	1,454
1.907% due 06/16/2026 •	51	50
5.301% due 07/12/2028	51	51
6.316% due 10/03/2029 •	1,599	1,653

Crown Castle, Inc.
1.350% due 07/15/2025	23	23
2.100% due 04/01/2031	20	17
2.250% due 01/15/2031	1,002	843
2.500% due 07/15/2031	10	8
2.900% due 03/15/2027	615	591
2.900% due 04/01/2041	172	120
3.100% due 11/15/2029	1,662	1,513
3.250% due 01/15/2051	27	18
3.300% due 07/01/2030	100	91
4.300% due 02/15/2029	671	650
4.450% due 02/15/2026	1,040	1,037

CubeSmart LP
3.000% due 02/15/2030	56	50

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	1,351	1,327

Danske Bank AS
4.375% due 06/12/2028	986	963

Deutsche Bank AG
2.129% due 11/24/2026 •	1,865	1,818
5.414% due 05/10/2029	1,044	1,060
6.720% due 01/18/2029 •	140	145
7.079% due 02/10/2034 •	863	889

Digital Realty Trust LP
3.600% due 07/01/2029	891	843
3.700% due 08/15/2027	51	50
5.550% due 01/15/2028	303	308

Discover Bank
4.650% due 09/13/2028	2,330	2,283

Discover Financial Services
4.100% due 02/09/2027	184	181

DNB Bank ASA
1.535% due 05/25/2027 •	2,169	2,072

DOC DR LLC
3.950% due 01/15/2028	264	256

Empower Finance LP
1.776% due 03/17/2031	61	50
3.075% due 09/17/2051	2,789	1,763

Enstar Group Ltd.
3.100% due 09/01/2031	400	343

EPR Properties
3.750% due 08/15/2029	2,599	2,411
4.950% due 04/15/2028	60	59

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equinix, Inc.
1.450% due 05/15/2026	$10	$10
2.150% due 07/15/2030	547	471
3.000% due 07/15/2050	826	521
3.200% due 11/18/2029	1,396	1,284

Equitable Financial Life Global Funding
1.300% due 07/12/2026	628	597

Essex Portfolio LP
2.650% due 03/15/2032	3,680	3,101
3.500% due 04/01/2025	50	50

Extra Space Storage LP
2.350% due 03/15/2032	2,019	1,653

F&G Global Funding
1.750% due 06/30/2026	135	129
2.300% due 04/11/2027	649	608

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	1,683	1,704

Fidelity National Financial, Inc.
3.200% due 09/17/2051	313	193

Fifth Third Bacorp
4.055% due 04/25/2028 •	2,336	2,287

First American Financial Corp.
4.000% due 05/15/2030	53	49

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	944	872
3.815% due 11/02/2027	771	739
4.125% due 08/17/2027	1,398	1,352
4.389% due 01/08/2026	1,839	1,825
4.542% due 08/01/2026	952	942
5.850% due 05/17/2027	1,181	1,194
5.980% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,362	1,369
6.800% due 05/12/2028	120	124
6.950% due 03/06/2026	801	816

FS KKR Capital Corp.
3.400% due 01/15/2026	262	257

GA Global Funding Trust
1.950% due 09/15/2028	181	162
2.250% due 01/06/2027	791	749

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026	398	388

GATX Corp.
3.500% due 06/01/2032	50	44
4.700% due 04/01/2029	2,201	2,170

General Motors Financial Co., Inc.
1.250% due 01/08/2026	2,235	2,154
1.500% due 06/10/2026	1,457	1,389
2.350% due 01/08/2031	150	126
2.750% due 06/20/2025	10	10
4.300% due 04/06/2029	132	128
5.850% due 04/06/2030	100	102

Global Atlantic Fin Co.
3.125% due 06/15/2031	100	86

GLP Capital LP
3.250% due 01/15/2032	100	86
4.000% due 01/15/2030	1,488	1,387
4.000% due 01/15/2031	483	442
5.300% due 01/15/2029	1,723	1,717
5.625% due 09/15/2034	2,816	2,773

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	2,009	1,929
1.948% due 10/21/2027 •	2,540	2,411
1.992% due 01/27/2032 •	5,451	4,501
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	2,882	2,457
2.640% due 02/24/2028 •	1,404	1,339
3.102% due 02/24/2033 •	1,895	1,634
3.615% due 03/15/2028 •	51	50
4.482% due 08/23/2028 •	1,900	1,878
5.016% due 10/23/2035 •	1,090	1,044
5.851% due 04/25/2035 •	792	807
6.484% due 10/24/2029 •	70	73

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	2,308	2,192

Guardian Life Global Funding
1.625% due 09/16/2028	694	620

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	$1,417	$1,183

Hartford Financial Services Group, Inc.
2.900% due 09/15/2051	70	44
3.600% due 08/19/2049	50	36

HAT Holdings LLC
8.000% due 06/15/2027	580	605

Highwoods Realty LP
3.050% due 02/15/2030	1,961	1,733

Host Hotels & Resorts LP
4.500% due 02/01/2026	484	481
5.700% due 07/01/2034	1,914	1,912

HSBC Holdings PLC
2.206% due 08/17/2029 •	230	207
2.357% due 08/18/2031 •	1,381	1,176
2.871% due 11/22/2032 •	61	51
3.973% due 05/22/2030 •	2,139	2,020
4.041% due 03/13/2028 •	210	206
4.292% due 09/12/2026 •	369	367
4.583% due 06/19/2029 •	1,160	1,137
4.755% due 06/09/2028 •	110	109
5.546% due 03/04/2030 •	60	60
5.887% due 08/14/2027 •	276	280
6.332% due 03/09/2044 •	36	38
7.390% due 11/03/2028 •	69	73

HSBC USA, Inc.
5.294% due 03/04/2027	145	147

ING Groep NV
1.726% due 04/01/2027 •	5	5
4.017% due 03/28/2028 •	140	137

Intercontinental Exchange, Inc.
5.200% due 06/15/2062	100	91
5.250% due 06/15/2031	871	881

Intesa Sanpaolo SpA
6.625% due 06/20/2033	940	983
7.000% due 11/21/2025	100	102
7.778% due 06/20/2054 •	1,112	1,189
8.248% due 11/21/2033 •	571	641

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	2,807	2,282

Jackson National Life Global Funding
1.750% due 01/12/2025	200	200

JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	97
1.470% due 09/22/2027 •	1,425	1,349
2.005% due 03/13/2026 •	2,218	2,205
2.522% due 04/22/2031 •	90	79
2.580% due 04/22/2032 •	4,319	3,707
2.947% due 02/24/2028 •	1,415	1,361
2.963% due 01/25/2033 •	631	546
3.509% due 01/23/2029 •	763	732
4.005% due 04/23/2029 •	125	121
4.080% due 04/26/2026 •	364	363
4.323% due 04/26/2028 •	906	895
4.565% due 06/14/2030 •	1,065	1,044
4.586% due 04/26/2033 •	697	669
4.851% due 07/25/2028 •	1,419	1,419
4.912% due 07/25/2033 •	3,357	3,283
4.979% due 07/22/2028 •	839	842
5.336% due 01/23/2035 •	1,412	1,404
5.571% due 04/22/2028 •	430	437
5.766% due 04/22/2035 •	4,751	4,861

Key Corp.
5.716% (SOFRINDX + 1.250%) due 05/23/2025 ~	76	76

Kilroy Realty LP
4.375% due 10/01/2025	341	339

KKR Group Finance Co. LLC
3.250% due 12/15/2051	3,551	2,331

Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,797	1,309
5.500% due 06/15/2052	843	779

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	180	173
3.750% due 03/18/2028 •	51	50
5.871% due 03/06/2029 •	819	834
7.953% due 11/15/2033 •	1,920	2,145

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	41

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LPL Holdings, Inc.
6.750% due 11/17/2028	$1,876	$1,971

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	312	313

LSEGA Financing PLC
2.000% due 04/06/2028	1,844	1,685
3.200% due 04/06/2041	1,679	1,252

Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,212	1,130
3.763% due 11/28/2028 •	60	58

Manulife Financial Corp.
4.150% due 03/04/2026	829	824

Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047	1,634	1,371
4.850% due 11/15/2031	2,158	2,132
5.000% due 03/15/2035	2,370	2,315
6.250% due 11/01/2052	176	188

MassMutual Global Funding
4.150% due 08/26/2025	378	377
5.150% due 05/30/2029	2,757	2,796

Meiji Yasuda Life Insurance Co.
5.200% due 10/20/2045 •	49	49

MET Tower Global Funding
1.250% due 09/14/2026	111	105

MetLife, Inc.
4.125% due 08/13/2042	130	108
5.000% due 07/15/2052	177	160
5.300% due 12/15/2034	100	100
9.250% due 04/08/2068	163	192

Metropolitan Life Global Funding
1.875% due 01/11/2027	2,757	2,612
5.150% due 03/28/2033	3,332	3,293

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	1,454	1,456

Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	164	137
2.341% due 01/19/2028 •	3,076	2,929
3.195% due 07/18/2029	1,280	1,188
3.751% due 07/18/2039	120	101
5.017% due 07/20/2028 •	966	970
5.719% due 02/20/2026 •	938	939

Mizuho Financial Group, Inc.
5.414% due 09/13/2028 •	2,349	2,382
5.748% due 07/06/2034 •	121	123

Morgan Stanley
1.928% due 04/28/2032 •	3,101	2,538
2.511% due 10/20/2032 •	119	100
2.630% due 02/18/2026 •	300	299
3.622% due 04/01/2031 •	3,710	3,447
4.300% due 01/27/2045	190	157
4.679% due 07/17/2026 •	1,867	1,865
4.889% due 07/20/2033 •	2,586	2,506
5.123% due 02/01/2029 •	1,768	1,773
5.164% due 04/20/2029 •	130	130
5.831% due 04/19/2035 •	1,131	1,153
6.627% due 11/01/2034 •	1,631	1,753

Morgan Stanley Bank NA
5.584% (SOFRRATE + 0.940%) due 07/14/2028 ~	972	977

Nasdaq, Inc.
5.550% due 02/15/2034	660	666

Nationwide Building Society
2.972% due 02/16/2028 •	50	48
3.960% due 07/18/2030 •	3,476	3,294
5.127% due 07/29/2029	1,262	1,264

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,571	1,181
4.950% due 04/22/2044	54	46

NatWest Group PLC
4.964% due 08/15/2030 •	3,581	3,529

New York Life Global Funding
2.350% due 07/14/2026	100	97

New York Life Insurance Co.
3.750% due 05/15/2050	135	98
4.450% due 05/15/2069	169	131
6.750% due 11/15/2039	663	738

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	$125	$118
2.000% due 03/09/2026	2,632	2,528
2.450% due 09/15/2028	100	89

NMI Holdings, Inc.
6.000% due 08/15/2029	2,208	2,220

Nomura Holdings, Inc.
2.172% due 07/14/2028	57	51
2.648% due 01/16/2025	1,501	1,500

Nordea Bank Abp
1.500% due 09/30/2026	55	52
4.375% due 09/10/2029	1,551	1,518
5.375% due 09/22/2027	1,888	1,912

Norinchukin Bank
4.867% due 09/14/2027 (d)	690	687
5.071% due 09/14/2032	47	46
5.430% due 03/09/2028 (d)	1,146	1,154

Northwestern Mutual Global Funding
0.800% due 01/14/2026	318	306
4.000% due 07/01/2025	20	20

Old Republic International Corp.
3.875% due 08/26/2026	718	707

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	2,592	2,302

Pacific Life Global Funding
1.600% due 09/21/2028	3,087	2,737

Pacific LifeCorp
5.400% due 09/15/2052	1,100	1,036

Phillips Edison Grocery Center Operating Partnership LP
5.750% due 07/15/2034	1,459	1,462

PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	219
5.068% due 01/24/2034 •	3,477	3,389
5.354% due 12/02/2028 •	47	48
5.492% due 05/14/2030 •	1,823	1,849
6.875% due 10/20/2034 •	208	227

Popular, Inc.
7.250% due 03/13/2028	1,614	1,664

Pricoa Global Funding
0.800% due 09/01/2025	1,234	1,204

Principal Life Global Funding
3.000% due 04/18/2026	799	782

Progressive Corp.
3.000% due 03/15/2032	1,491	1,311
3.700% due 03/15/2052	195	144

Prologis LP
4.000% due 09/15/2028	1,614	1,572

Protective Life Global Funding
1.303% due 09/20/2026	840	793
1.646% due 01/13/2025	542	541

Prudential Financial, Inc.
3.000% due 03/10/2040	172	127
3.905% due 12/07/2047	135	103
5.375% due 05/15/2045 •	412	410

Prudential Funding Asia PLC
3.125% due 04/14/2030	977	887

Realty Income Corp.
3.250% due 01/15/2031	132	119
3.400% due 01/15/2028	582	559
4.450% due 09/15/2026	460	458

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	1,235	1,219

Reliance Standard Life Global Funding
1.512% due 09/28/2026	157	147

Rexford Industrial Realty LP
2.150% due 09/01/2031	1,128	919

RGA Global Funding
2.000% due 11/30/2026	53	50
6.000% due 11/21/2028	1,730	1,785

Royal Bank of Canada
3.625% due 05/04/2027	120	117

Sabra Health Care LP
3.200% due 12/01/2031	290	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	$2,102	$1,994
4.500% due 07/17/2025	985	982
6.499% due 03/09/2029 •	1,775	1,825

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	3,152	3,002

Scentre Group Trust
3.500% due 02/12/2025	50	50

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	1,619	1,536

Societe Generale SA
1.792% due 06/09/2027 •	105	100
3.337% due 01/21/2033 •	647	547
4.250% due 04/14/2025	689	687
6.691% due 01/10/2034 •	550	565

Standard Chartered PLC
2.678% due 06/29/2032 •	172	145
2.819% due 01/30/2026 •	3,180	3,174

State Street Corp.
5.820% due 11/04/2028 •	1,087	1,119

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	4,062	3,368
2.472% due 01/14/2029	701	638
2.750% due 01/15/2030	3,545	3,166
4.306% due 10/16/2028	50	49
5.766% due 01/13/2033	47	48

Sumitomo Mitsui Trust Bank Ltd.
4.950% due 09/15/2027	1,965	1,973

Sun Communities Operating LP
2.300% due 11/01/2028	56	51

Synchrony Financial
2.875% due 10/28/2031	2,834	2,350
5.150% due 03/19/2029	122	120

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	1	1

Toronto-Dominion Bank
3.200% due 03/10/2032	3,230	2,822
4.108% due 06/08/2027	123	121

Toyota Motor Credit Corp.
4.550% due 08/09/2029	1,561	1,542

Travelers Cos., Inc.
3.050% due 06/08/2051	125	82
3.750% due 05/15/2046	90	69

Truist Financial Corp.
1.125% due 08/03/2027	15	14
4.260% due 07/28/2026 •	382	381
4.873% due 01/26/2029 •	687	684
5.122% due 01/26/2034 •	120	117
5.867% due 06/08/2034 •	399	406
7.161% due 10/30/2029 •	1,726	1,846

U.S. Bancorp
1.375% due 07/22/2030	70	58
3.900% due 04/26/2028	952	924
4.548% due 07/22/2028 •	883	876
4.653% due 02/01/2029 •	606	600
5.727% due 10/21/2026 •	1,106	1,114
5.775% due 06/12/2029 •	756	773
5.836% due 06/12/2034 •	190	194

UBS AG
1.250% due 06/01/2026	548	523
1.250% due 08/07/2026	336	318

UBS Group AG
1.305% due 02/02/2027 •	996	958
2.193% due 06/05/2026 •	2,526	2,496
3.126% due 08/13/2030 •	1,078	985
4.125% due 09/24/2025	1,746	1,738
4.194% due 04/01/2031 •	2,853	2,697
4.751% due 05/12/2028 •	1,264	1,257
5.617% due 09/13/2030 •	964	980
6.373% due 07/15/2026 •	644	649
6.442% due 08/11/2028 •	325	336
6.537% due 08/12/2033 •	787	835

UDR, Inc.
2.100% due 08/01/2032	1,834	1,461

UniCredit SpA
1.982% due 06/03/2027 •	1,055	1,010

42	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.569% due 09/22/2026 •	$1,408	$1,381
3.127% due 06/03/2032 •	145	126

USAA Capital Corp.
2.125% due 05/01/2030	57	49

VICI Properties LP
4.625% due 12/01/2029	4,446	4,263
5.125% due 05/15/2032	51	50
5.625% due 05/15/2052	1,241	1,156

Wells Fargo & Co.
2.879% due 10/30/2030 •	1,744	1,574
3.068% due 04/30/2041 •	282	205
3.350% due 03/02/2033 •	90	79
3.526% due 03/24/2028 •	1,498	1,453
3.908% due 04/25/2026 •	1,669	1,664
4.150% due 01/24/2029	975	946
4.478% due 04/04/2031 •	150	145
4.611% due 04/25/2053 •	1,286	1,075
4.808% due 07/25/2028 •	1,905	1,899
4.897% due 07/25/2033 •	6,157	5,948
5.389% due 04/24/2034 •	120	119
6.303% due 10/23/2029 •	70	73

Welltower OP LLC
4.250% due 04/15/2028	1,093	1,071

Westpac Banking Corp.
2.150% due 06/03/2031	110	93
2.700% due 08/19/2026	180	175
2.894% due 02/04/2030 •(e)	10	10
5.457% due 11/18/2027	64	66

Weyerhaeuser Co.
6.875% due 12/15/2033	338	371
7.375% due 03/15/2032	2,433	2,711

Willis North America, Inc.
4.650% due 06/15/2027	2,398	2,393

		493,358

INDUSTRIALS 43.1%

7-Eleven, Inc.
0.950% due 02/10/2026	1,666	1,594

AbbVie, Inc.
2.950% due 11/21/2026	1,721	1,673
3.200% due 05/14/2026	25	25
3.800% due 03/15/2025	210	210
4.400% due 11/06/2042	52	45
4.550% due 03/15/2035	1,993	1,875
5.500% due 03/15/2064	70	67

Adobe, Inc.
4.800% due 04/04/2029	571	574

Aker BP ASA
3.100% due 07/15/2031	80	69
5.125% due 10/01/2034	370	348
5.800% due 10/01/2054	170	154

Alcon Finance Corp.
2.600% due 05/27/2030	3,020	2,670

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	1,987	1,998

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	1,138	1,098

Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	99	89
3.800% due 01/25/2050	44	32

Allegion PLC
3.500% due 10/01/2029	54	51

Amazon.com, Inc.
2.100% due 05/12/2031	4,370	3,734
2.700% due 06/03/2060	1,497	860
3.100% due 05/12/2051	140	94
3.250% due 05/12/2061	143	93
3.875% due 08/22/2037	1,752	1,548
4.100% due 04/13/2062	246	193

Amcor Flexibles North America, Inc.
2.690% due 05/25/2031	40	34

America Movil SAB de CV
3.625% due 04/22/2029	321	302

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
2.200% due 02/21/2027	$76	$72
2.450% due 02/21/2030	100	88
3.000% due 02/22/2029	177	165
3.000% due 01/15/2052	87	55
3.200% due 11/02/2027	490	471
4.200% due 02/22/2052	102	79
4.400% due 05/01/2045	2,999	2,490
4.400% due 02/22/2062	172	134
5.150% due 03/02/2028	1,662	1,674
5.250% due 03/02/2025	396	396
5.250% due 03/02/2033	30	30
5.750% due 03/02/2063	68	65

Amphenol Corp.
2.800% due 02/15/2030	160	145

Anglo American Capital PLC
3.875% due 03/16/2029	359	341

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	1,067	966

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	1,959	1,860

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	1,027	930

Anheuser-Busch InBev Worldwide, Inc.
4.750% due 01/23/2029	57	57
4.900% due 01/23/2031	348	348
4.950% due 01/15/2042	14	13
5.800% due 01/23/2059	167	170

Apache Corp.
5.100% due 09/01/2040	77	67

Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,675	1,440
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	83
2.800% due 02/08/2061	73	43
2.850% due 08/05/2061	172	103
3.350% due 08/08/2032	871	798
3.850% due 08/04/2046	1,547	1,248
3.950% due 08/08/2052	957	762
4.650% due 02/23/2046	1,115	1,021

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051	349	204

Ashtead Capital, Inc.
4.250% due 11/01/2029	102	97
5.500% due 08/11/2032	1,676	1,658

Astrazeneca Finance LLC
1.750% due 05/28/2028	55	50
2.250% due 05/28/2031	10	9

AstraZeneca PLC
1.375% due 08/06/2030	1,627	1,356
4.000% due 01/17/2029	1,496	1,456

Atlassian Corp.
5.250% due 05/15/2029	2,117	2,134

Autodesk, Inc.
2.850% due 01/15/2030	55	50

AutoNation, Inc.
3.800% due 11/15/2027	130	126

AutoZone, Inc.
4.750% due 08/01/2032	99	96

Bacardi Ltd.
2.750% due 07/15/2026	100	97
4.450% due 05/15/2025	10	10
4.700% due 05/15/2028	130	128
5.300% due 05/15/2048	40	36

BAE Systems Holdings, Inc.
3.850% due 12/15/2025	380	377

BAE Systems PLC
1.900% due 02/15/2031	2,074	1,717
3.400% due 04/15/2030	1,932	1,783

Baidu, Inc.
1.720% due 04/09/2026	53	51
4.125% due 06/30/2025	46	46

BAT Capital Corp.
4.540% due 08/15/2047	541	427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance LLC
4.250% due 12/15/2025	$1,922	$1,910
4.375% due 12/15/2028	3,433	3,304
4.875% due 06/25/2048	1,350	1,053
6.250% due 01/21/2029	385	393
6.500% due 11/21/2033	385	392

Becton Dickinson & Co.
1.957% due 02/11/2031	60	50
2.823% due 05/20/2030	3,713	3,332
4.669% due 06/06/2047	573	491

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2030	50	51

Biogen, Inc.
3.250% due 02/15/2051	67	43

BMW U.S. Capital LLC
2.550% due 04/01/2031	55	47
3.300% due 04/06/2027	50	49
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	2,211	2,115

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,273	2,035

Boeing Co.
2.196% due 02/04/2026	4,147	4,024
2.250% due 06/15/2026	150	144
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,699	1,600
3.600% due 05/01/2034	90	75
3.625% due 02/01/2031	1,705	1,549
3.950% due 08/01/2059	3,182	2,104
5.705% due 05/01/2040	1,237	1,178
5.805% due 05/01/2050	100	93

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	51	52

BorgWarner, Inc.
4.950% due 08/15/2029	2,037	2,027

Boston Scientific Corp.
1.900% due 06/01/2025	10	10
6.500% due 11/15/2035	93	103

BP Capital Markets America, Inc.
2.772% due 11/10/2050	249	150
3.119% due 05/04/2026	243	239
3.379% due 02/08/2061	3,518	2,228
3.937% due 09/21/2028	300	291

Bristol-Myers Squibb Co.
1.125% due 11/13/2027	80	73
1.450% due 11/13/2030	86	71
3.900% due 02/20/2028	2,718	2,663
4.900% due 02/22/2029	142	143
6.250% due 11/15/2053	67	71

Broadcom, Inc.
1.950% due 02/15/2028	1,193	1,093
2.600% due 02/15/2033	1,393	1,152
3.137% due 11/15/2035	930	760
3.187% due 11/15/2036	1,535	1,237
3.419% due 04/15/2033	1,189	1,041
3.469% due 04/15/2034	1,620	1,405
4.000% due 04/15/2029	978	941
4.110% due 09/15/2028	122	119
4.150% due 04/15/2032	560	525
4.926% due 05/15/2037	1,930	1,837

Cameron LNG LLC
3.701% due 01/15/2039	2,228	1,802

Canadian Natural Resources Ltd.
3.900% due 02/01/2025	1,028	1,027
6.450% due 06/30/2033	45	47

Canadian Pacific Railway Co.
2.050% due 03/05/2030	947	823
3.500% due 05/01/2050	2,239	1,590

Carlisle Cos., Inc.
2.750% due 03/01/2030	125	112

Carnival Corp.
4.000% due 08/01/2028	2,426	2,301

Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.722% due 02/15/2030	2,482	2,221

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	43

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.577% due 04/05/2050	$100	$72
6.200% due 03/15/2054	108	114

Caterpillar, Inc.
5.300% due 09/15/2035	30	31

CDW LLC
2.670% due 12/01/2026	1,072	1,029
3.250% due 02/15/2029	125	115
3.276% due 12/01/2028	50	47
4.125% due 05/01/2025	96	95
5.100% due 03/01/2030	1,434	1,413

Cenovus Energy, Inc.
5.400% due 06/15/2047	181	161
6.750% due 11/15/2039	112	121

Centene Corp.
2.500% due 03/01/2031	80	66
2.625% due 08/01/2031	220	181
3.000% due 10/15/2030	176	152
4.250% due 12/15/2027	51	49
4.625% due 12/15/2029	3,453	3,268

CenterPoint Energy Resources Corp.
1.750% due 10/01/2030	189	159

CF Industries, Inc.
5.150% due 03/15/2034	5,735	5,572

Charter Communications Operating LLC
2.250% due 01/15/2029	342	302
2.300% due 02/01/2032	1,329	1,053
2.800% due 04/01/2031	150	127
3.750% due 02/15/2028	708	675
3.850% due 04/01/2061	1,495	902
3.950% due 06/30/2062	1,188	725
4.200% due 03/15/2028	190	184
4.800% due 03/01/2050	2,447	1,841
5.375% due 04/01/2038	375	334
6.100% due 06/01/2029	2,499	2,548
6.650% due 02/01/2034	1,072	1,104

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	147	117
3.700% due 11/15/2029	129	121

Cheniere Energy Partners LP
5.750% due 08/15/2034	3,691	3,718

Choice Hotels International, Inc.
3.700% due 01/15/2031	50	45

Cigna Group
3.400% due 03/01/2027	3,665	3,565
3.875% due 10/15/2047	150	109
4.375% due 10/15/2028	150	147
4.800% due 08/15/2038	100	91
4.800% due 07/15/2046	5	4
5.600% due 02/15/2054	255	239

Coca-Cola Co.
1.375% due 03/15/2031	56	46
2.125% due 09/06/2029	139	125
2.500% due 06/01/2040	482	338
3.450% due 03/25/2030	249	235
5.000% due 05/13/2034	691	691

Comcast Corp.
2.350% due 01/15/2027	74	71
2.650% due 02/01/2030	132	118
2.887% due 11/01/2051	1,800	1,083
2.937% due 11/01/2056	150	87
2.987% due 11/01/2063	3,632	2,052
3.200% due 07/15/2036	1,359	1,098
3.400% due 07/15/2046	119	84
3.950% due 10/15/2025	121	120
3.969% due 11/01/2047	388	294
4.000% due 08/15/2047	302	231
4.049% due 11/01/2052	285	214
4.600% due 10/15/2038	77	70
4.950% due 10/15/2058	100	87
5.500% due 11/15/2032	1,576	1,616

Conagra Brands, Inc.
4.850% due 11/01/2028	118	117

ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,883	1,375
4.300% due 11/15/2044	125	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Brands, Inc.
2.875% due 05/01/2030	$1,285	$1,151
3.150% due 08/01/2029	1,760	1,624
4.100% due 02/15/2048	179	139
5.250% due 11/15/2048	2,655	2,426

Continental Resources, Inc.
2.268% due 11/15/2026	1,218	1,157
4.375% due 01/15/2028	100	97
5.750% due 01/15/2031	1,818	1,797

Corning, Inc.
4.375% due 11/15/2057	1,409	1,082
5.450% due 11/15/2079	845	766

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	187
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	2,278	2,264

Cox Communications, Inc.
1.800% due 10/01/2030	3,386	2,792
5.450% due 09/01/2034	2,623	2,542

CRH America Finance, Inc.
3.400% due 05/09/2027	916	887

CRH SMW Finance DAC
5.200% due 05/21/2029	2,255	2,272

CSL Finanace PLC Co.
4.050% due 04/27/2029	130	125

CSX Corp.
4.100% due 03/15/2044	1,118	919
6.220% due 04/30/2040	2,111	2,260

CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	19
3.250% due 08/15/2029	1,265	1,152
3.625% due 04/01/2027	973	944
3.750% due 04/01/2030	1,069	980
4.125% due 04/01/2040	70	55
5.050% due 03/25/2048	2,480	2,048
5.125% due 02/21/2030	1,900	1,861
5.125% due 07/20/2045	2,300	1,935
6.000% due 06/01/2044	118	112
6.000% due 06/01/2063	100	91

Darden Restaurants, Inc.
6.300% due 10/10/2033	1,445	1,517

DCP Midstream Operating LP
5.125% due 05/15/2029	1,404	1,407
5.375% due 07/15/2025	31	31
5.625% due 07/15/2027	130	132

Dell International LLC
8.100% due 07/15/2036	485	575

Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	2,717	2,729

Devon Energy Corp.
5.000% due 06/15/2045	174	146
5.200% due 09/15/2034	3,981	3,782

Diageo Capital PLC
5.300% due 10/24/2027	752	766

Diamondback Energy, Inc.
5.200% due 04/18/2027	977	987
5.900% due 04/18/2064	2,567	2,412
6.250% due 03/15/2033	91	95

Discovery Communications LLC
4.000% due 09/15/2055	1,142	727
4.650% due 05/15/2050	1,132	797

Dow Chemical Co.
6.900% due 05/15/2053	9	10

Dow Chemical Co/The
2.100% due 11/15/2030	157	133

DR Horton, Inc.
5.000% due 10/15/2034	2,137	2,065

eBay, Inc.
5.900% due 11/22/2025	493	498

Electronic Arts, Inc.
1.850% due 02/15/2031	1,153	958

Elevance Health, Inc.
2.250% due 05/15/2030	1,907	1,657

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.550% due 03/15/2031	$50	$43
3.600% due 03/15/2051	149	104
3.700% due 09/15/2049	106	76
4.100% due 05/15/2032	151	140
4.550% due 03/01/2048	2,677	2,205
4.850% due 08/15/2054	823	684
5.350% due 10/15/2025	171	172
5.950% due 12/15/2034	22	23

Eli Lilly & Co.
4.150% due 03/15/2059	884	695
4.700% due 02/27/2033	71	70
5.950% due 11/15/2037	335	356

Empresa Nacional de Telecomunicaciones SA
4.750% due 08/01/2026	848	845

Enbridge, Inc.
2.500% due 01/15/2025	1,775	1,773
2.500% due 08/01/2033	88	71
3.125% due 11/15/2029	40	37
3.700% due 07/15/2027	90	88
4.250% due 12/01/2026	499	495
5.250% due 04/05/2027	71	72
5.900% due 11/15/2026	200	204
5.950% due 04/05/2054	72	71
6.000% due 11/15/2028	230	238
6.700% due 11/15/2053	63	68

Energy Transfer LP
4.050% due 03/15/2025	152	152
4.200% due 04/15/2027	556	549
4.950% due 05/15/2028	1,684	1,682
5.000% due 05/15/2050	1,845	1,568
5.250% due 04/15/2029	120	121
5.300% due 04/15/2047	974	863
5.500% due 06/01/2027	790	800
5.600% due 09/01/2034	2,555	2,554
6.250% due 04/15/2049	1,396	1,399
6.550% due 12/01/2033	120	128
7.375% due 02/01/2031	120	126

EnLink Midstream LLC
6.500% due 09/01/2030	1,689	1,770

Entergy Louisiana LLC
4.200% due 09/01/2048	5,542	4,420

Enterprise Products Operating LLC
3.200% due 02/15/2052	2,836	1,844
3.950% due 01/31/2060	1,622	1,167
4.200% due 01/31/2050	3,385	2,666
4.250% due 02/15/2048	186	150
4.850% due 08/15/2042	130	118

EQT Corp.
3.900% due 10/01/2027	50	49
5.000% due 01/15/2029	2,045	2,017
5.700% due 04/01/2028	962	977

Equifax, Inc.
5.100% due 12/15/2027	1,833	1,844
7.000% due 07/01/2037	368	403

Equinor ASA
2.375% due 05/22/2030	2,933	2,602
3.625% due 04/06/2040	15	12
3.700% due 04/06/2050	723	536
7.150% due 11/15/2025	26	27

ERAC USA Finance LLC
3.300% due 12/01/2026	152	148
7.000% due 10/15/2037	556	629

Essential Utilities, Inc.
2.704% due 04/15/2030	56	50
3.566% due 05/01/2029	246	232

Expedia Group, Inc.
6.250% due 05/01/2025	10	10

FedEx Corp.
3.100% due 08/05/2029	450	417
3.900% due 02/01/2035	8	7
4.050% due 02/15/2048	80	61
4.100% due 02/01/2045	160	125
4.250% due 05/15/2030	73	71
4.550% due 04/01/2046	4	3
4.750% due 11/15/2045	39	33

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	129

44	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	$648	$610
4.300% due 01/15/2029	125	122
5.150% due 03/30/2026	100	100

Fiserv, Inc.
2.250% due 06/01/2027	10	9
3.200% due 07/01/2026	955	935

Flutter Treasury Designated Activity Co.
6.375% due 04/29/2029	1,062	1,078

Foundry JV Holdco LLC
5.900% due 01/25/2030	200	203

Fox Corp.
5.476% due 01/25/2039	100	95
5.576% due 01/25/2049	1,637	1,523

Freeport Indonesia PT
4.763% due 04/14/2027	380	377

Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,629	2,560
4.625% due 08/01/2030	101	98

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031	50	41

Gartner, Inc.
4.500% due 07/01/2028	193	188

GE Capital Funding LLC
3.450% due 05/15/2025	217	216

General Motors Co.
5.400% due 04/01/2048	1,492	1,313
6.600% due 04/01/2036	78	82
6.750% due 04/01/2046	46	48
6.800% due 10/01/2027	2,413	2,521

Gilead Sciences, Inc.
1.200% due 10/01/2027	80	73
2.800% due 10/01/2050	181	111
2.950% due 03/01/2027	106	102
4.800% due 11/15/2029	72	72

Glencore Funding LLC
1.625% due 09/01/2025	10	10
2.850% due 04/27/2031	416	360
3.875% due 10/27/2027	100	97
3.875% due 04/27/2051	10	7
5.400% due 05/08/2028	2,914	2,946
5.746% (SOFRINDX + 1.060%) due 04/04/2027 ~	3,134	3,146

Global Payments, Inc.
2.900% due 05/15/2030	2,595	2,311
3.200% due 08/15/2029	170	156
4.150% due 08/15/2049	172	128
4.950% due 08/15/2027	1,536	1,540
5.300% due 08/15/2029	641	642
5.950% due 08/15/2052	100	97

Graphic Packaging International LLC
1.512% due 04/15/2026	230	219

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,952	2,917

Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,698	2,619

Harley-Davidson Financial Services, Inc.
6.500% due 03/10/2028	883	904

Hasbro, Inc.
3.900% due 11/19/2029	1,327	1,248

HCA, Inc.
3.125% due 03/15/2027	163	157
3.500% due 09/01/2030	88	80
3.500% due 07/15/2051	200	129
3.625% due 03/15/2032	1,168	1,030
4.125% due 06/15/2029	1,793	1,711
4.375% due 03/15/2042	2,583	2,109
5.250% due 06/15/2049	2,627	2,276
5.875% due 02/01/2029	60	61

Health Care Service Corp.
5.200% due 06/15/2029	200	201

Hess Corp.
5.800% due 04/01/2047	1,902	1,906
7.125% due 03/15/2033	106	118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Depot, Inc.
2.375% due 03/15/2051	$2,788	$1,579
3.125% due 12/15/2049	2,536	1,699
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	60
4.950% due 09/15/2052	1,231	1,122

Howmet Aerospace, Inc.
4.850% due 10/15/2031	2,623	2,574
6.750% due 01/15/2028	130	136

Humana, Inc.
5.750% due 03/01/2028	802	818
5.750% due 04/15/2054	144	134
5.875% due 03/01/2033	1,342	1,348
8.150% due 06/15/2038	327	378

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	1,302	1,170

Hyatt Hotels Corp.
5.250% due 06/30/2029	1,940	1,942
5.375% due 04/23/2025	108	108

Hyundai Capital America
1.500% due 06/15/2026	788	751
1.650% due 09/17/2026	1,600	1,515
1.800% due 10/15/2025	133	130
2.000% due 06/15/2028	1,161	1,045
2.100% due 09/15/2028	247	221
5.600% due 03/30/2028	459	465

Illumina, Inc.
2.550% due 03/23/2031	1,318	1,123

Imperial Brands Finance PLC
3.500% due 07/26/2026	995	974
6.125% due 07/27/2027	374	384

Infor, Inc.
1.750% due 07/15/2025	15	15

Intel Corp.
3.100% due 02/15/2060	1,616	863
4.875% due 02/10/2028	931	927
5.200% due 02/10/2033	797	771

International Business Machines Corp.
4.400% due 07/27/2032	593	567
4.900% due 07/27/2052	1,179	1,050

International Flavors & Fragrances, Inc.
4.450% due 09/26/2028	1,747	1,710

IQVIA, Inc.
5.700% due 05/15/2028	1,097	1,110

JBS USA Holding Lux SARL
5.750% due 04/01/2033	27	27

JDE Peet’s NV
2.250% due 09/24/2031	165	134

KazMunayGas National Co. JSC
5.750% due 04/19/2047	472	408

Keurig Dr Pepper, Inc.
4.050% due 04/15/2032	2,210	2,070
4.417% due 05/25/2025	34	34
4.500% due 04/15/2052	2,263	1,862

Kinder Morgan, Inc.
5.300% due 12/01/2034	125	122
5.450% due 08/01/2052	1,750	1,593
5.550% due 06/01/2045	2,109	1,974

Kraft Heinz Foods Co.
4.875% due 10/01/2049	132	113
5.200% due 07/15/2045	226	205
6.875% due 01/26/2039	2,490	2,749
7.125% due 08/01/2039	1,217	1,366

Kroger Co.
5.500% due 09/15/2054	75	71

L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,819	2,777
4.400% due 06/15/2028	159	156

Lafarge SA
7.125% due 07/15/2036	135	149

Las Vegas Sands Corp.
6.000% due 08/15/2029	3,233	3,278

Leidos, Inc.
2.300% due 02/15/2031	1,169	982
4.375% due 05/15/2030	864	827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lennar Corp.
5.250% due 06/01/2026	$48	$48

LKQ Corp.
5.750% due 06/15/2028	1,032	1,049

Lockheed Martin Corp.
4.300% due 06/15/2062	85	67
5.250% due 01/15/2033	69	70
5.900% due 11/15/2063	198	207

Lowe’s Cos., Inc.
3.100% due 05/03/2027	591	572

LYB International Finance LLC
1.250% due 10/01/2025	114	111

Marathon Petroleum Corp.
3.800% due 04/01/2028	2,224	2,147

Marriott International, Inc.
2.750% due 10/15/2033	160	132
2.850% due 04/15/2031	230	201
4.625% due 06/15/2030	3,516	3,453

Marvell Technology, Inc.
2.450% due 04/15/2028	79	73
4.875% due 06/22/2028	200	199
5.950% due 09/15/2033	881	915

Masco Corp.
1.500% due 02/15/2028	57	51

Massachusetts Institute of Technology
3.885% due 07/01/2116	172	121

Mattel, Inc.
3.375% due 04/01/2026	1,466	1,437

McDonald’s Corp.
3.500% due 07/01/2027	2,019	1,968
4.875% due 12/09/2045	2,078	1,864
5.700% due 02/01/2039	50	51

Mead Johnson Nutrition Co.
4.125% due 11/15/2025	156	155

Medtronic Global Holdings SCA
4.250% due 03/30/2028	2,800	2,765

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	642	618
4.950% due 03/30/2025	1,535	1,535
5.125% due 08/01/2034	1,896	1,852

Merck & Co., Inc.
1.700% due 06/10/2027	1,658	1,555
2.900% due 12/10/2061	5,123	2,941

Meta Platforms, Inc.
3.850% due 08/15/2032	1,740	1,617
4.450% due 08/15/2052	1,487	1,254
4.650% due 08/15/2062	2,211	1,878

Micron Technology, Inc.
4.185% due 02/15/2027	1,157	1,141
5.327% due 02/06/2029	100	101

Microsoft Corp.
1.350% due 09/15/2030	10	8
2.525% due 06/01/2050	3,785	2,331
2.675% due 06/01/2060	945	554
2.921% due 03/17/2052	60	40

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,316	1,240
4.250% due 09/15/2025	48	48

Mondelez International, Inc.
6.500% due 11/01/2031	929	1,005

Moody’s Corp.
3.100% due 11/29/2061	2,899	1,735

Motorola Solutions, Inc.
2.300% due 11/15/2030	662	567
2.750% due 05/24/2031	146	127
5.500% due 09/01/2044	910	881

MPLX LP
1.750% due 03/01/2026	52	50
4.125% due 03/01/2027	2,097	2,066
4.700% due 04/15/2048	40	33
4.950% due 03/14/2052	1,327	1,116
5.200% due 03/01/2047	1,984	1,764
5.500% due 02/15/2049	122	112

MSCI, Inc.
3.875% due 02/15/2031	55	50

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	45

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Fuel Gas Co.
5.500% due 01/15/2026	$226	$227
5.500% due 10/01/2026	200	202

Nestle Capital Corp.
4.750% due 03/12/2031	3,994	3,950

Nestle Holdings, Inc.
5.000% due 03/14/2028	964	973

Netflix, Inc.
3.625% due 06/15/2025	971	966
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	2,035	2,044
5.375% due 11/15/2029	1,165	1,188
6.375% due 05/15/2029	45	48

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	128	126

Norfolk Southern Corp.
4.100% due 05/15/2121	67	46
5.950% due 03/15/2064	1,881	1,931

Northrop Grumman Corp.
3.850% due 04/15/2045	200	157
4.750% due 06/01/2043	100	90
4.950% due 03/15/2053	199	178
5.200% due 06/01/2054	62	58

NTT Finance Corp.
1.162% due 04/03/2026	120	115
5.104% due 07/02/2027	948	957
5.110% due 07/02/2029	1,306	1,316

NXP BV
2.500% due 05/11/2031	2,777	2,368
3.150% due 05/01/2027	132	127
4.300% due 06/18/2029	132	128
4.400% due 06/01/2027	100	99
5.000% due 01/15/2033	170	166

Occidental Petroleum Corp.
6.125% due 01/01/2031	130	133
6.450% due 09/15/2036	3,285	3,365
6.625% due 09/01/2030	130	136
7.500% due 05/01/2031	549	601

OCI NV
6.700% due 03/16/2033	1,537	1,550

Open Text Corp.
6.900% due 12/01/2027	697	721

Oracle Corp.
1.650% due 03/25/2026	513	495
2.300% due 03/25/2028	1,907	1,764
3.950% due 03/25/2051	3,804	2,821
4.125% due 05/15/2045	1,938	1,533
4.900% due 02/06/2033	803	782
5.375% due 07/15/2040	60	58
5.800% due 11/10/2025	70	71

Otis Worldwide Corp.
2.056% due 04/05/2025	35	35
2.565% due 02/15/2030	10	9

Ovintiv, Inc.
5.650% due 05/15/2028	1,082	1,098
7.100% due 07/15/2053	190	202

Owens Corning
3.400% due 08/15/2026	100	98

Paramount Global
2.900% due 01/15/2027	188	180
3.700% due 06/01/2028	170	160
4.200% due 05/19/2032	60	53
4.600% due 01/15/2045	69	51
4.850% due 07/01/2042	147	116
4.900% due 08/15/2044	1,426	1,081
4.950% due 05/19/2050	65	49
5.850% due 09/01/2043	3	3

Penske Truck Leasing Co. LP
1.200% due 11/15/2025	474	459
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,668	1,624
5.875% due 11/15/2027	720	738

PepsiCo, Inc.
3.500% due 03/19/2040	56	45
4.600% due 07/17/2045	680	591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pertamina Persero PT
1.400% due 02/09/2026	$321	$308

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	460	455

Philip Morris International, Inc.
1.750% due 11/01/2030	192	160
2.750% due 02/25/2026	158	155
3.875% due 08/21/2042	451	357
5.000% due 11/17/2025	327	328
5.625% due 11/17/2029	327	337
5.750% due 11/17/2032	327	336
6.375% due 05/16/2038	439	472

Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	130
5.100% due 03/29/2026	1,547	1,558

PRA Health Sciences, Inc.
2.875% due 07/15/2026	565	545

Prosus NV
3.680% due 01/21/2030	1,992	1,798
4.027% due 08/03/2050	116	78
4.193% due 01/19/2032	180	161

QatarEnergy LNG S3
5.838% due 09/30/2027	185	187

Qorvo, Inc.
4.375% due 10/15/2029	1,018	956

Quanta Services, Inc.
2.350% due 01/15/2032	1,871	1,549
2.900% due 10/01/2030	56	50

Regeneron Pharmaceuticals, Inc.
2.800% due 09/15/2050	3,462	2,048

Reliance Industries Ltd.
4.125% due 01/28/2025	199	199

Reliance, Inc.
1.300% due 08/15/2025	178	174

RELX Capital, Inc.
3.000% due 05/22/2030	338	307
4.000% due 03/18/2029	1,380	1,334

Renesas Electronics Corp.
2.170% due 11/25/2026	1,078	1,021

Republic Services, Inc.
3.375% due 11/15/2027	959	928

Reynolds American, Inc.
4.450% due 06/12/2025	772	770

Roche Holdings, Inc.
4.790% due 03/08/2029	1,929	1,933
5.338% due 11/13/2028	594	608

Rogers Communications, Inc.
3.200% due 03/15/2027	991	958
3.700% due 11/15/2049	97	68
4.350% due 05/01/2049	91	71
5.000% due 02/15/2029	30	30

Royalty Pharma PLC
3.350% due 09/02/2051	224	142
3.550% due 09/02/2050	1,997	1,333
5.150% due 09/02/2029	1,201	1,199

RTX Corp.
1.900% due 09/01/2031	59	48
4.050% due 05/04/2047	1,917	1,508
4.125% due 11/16/2028	50	49
4.150% due 05/15/2045	120	97
4.350% due 04/15/2047	145	119
4.500% due 06/01/2042	1,561	1,349
4.800% due 12/15/2043	1,655	1,475
5.375% due 02/27/2053	1,466	1,393
5.750% due 11/08/2026	904	921

S&P Global, Inc.
4.250% due 05/01/2029	2,249	2,200

SABIC Capital BV
4.500% due 10/10/2028	73	72

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,800	1,758
4.500% due 05/15/2030	202	196
5.900% due 09/15/2037	46	47

Santos Finance Ltd.
3.649% due 04/29/2031	1,483	1,308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Arabian Oil Co.
5.250% due 07/17/2034	$40	$40

Schlumberger Holdings Corp.
5.000% due 05/29/2027	1,706	1,716

Seagate HDD Cayman
4.091% due 06/01/2029	682	637

Sealed Air Corp.
1.573% due 10/15/2026	1,233	1,161

Sherwin-Williams Co.
4.250% due 08/08/2025	970	968
4.550% due 08/01/2045	53	45

Silgan Holdings, Inc.
1.400% due 04/01/2026	365	348

SK Hynix, Inc.
1.500% due 01/19/2026	54	52
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028 (d)	654	675

Skyworks Solutions, Inc.
1.800% due 06/01/2026	575	551

Smith & Nephew PLC
2.032% due 10/14/2030	192	161

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030	1,660	1,672

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	2,501	2,434

South32 Treasury Ltd.
4.350% due 04/14/2032	1,062	974

Southern Co.
3.750% due 09/15/2051 •	210	201
4.400% due 07/01/2046	663	549
4.850% due 03/15/2035	74	71

Southern Copper Corp.
3.875% due 04/23/2025	149	148

Southwest Airlines Co.
5.125% due 06/15/2027	190	191

Spectra Energy Partners LP
3.375% due 10/15/2026	80	78
4.500% due 03/15/2045	165	136

Stanley Black & Decker, Inc.
4.000% due 03/15/2060 •	131	130

Starbucks Corp.
2.000% due 03/12/2027	129	122
2.550% due 11/15/2030	10	9
3.000% due 02/14/2032	3,683	3,225

Steel Dynamics, Inc.
3.250% due 01/15/2031	50	45

Stryker Corp.
1.150% due 06/15/2025	263	259
3.500% due 03/15/2026	1,441	1,422

Suzano International Finance BV
5.500% due 01/17/2027	70	70

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	50	49

Sysco Corp.
2.400% due 02/15/2030	120	106
5.950% due 04/01/2030	45	47
6.000% due 01/17/2034	1,360	1,426

T-Mobile USA, Inc.
1.500% due 02/15/2026	595	574
2.250% due 11/15/2031	35	29
2.400% due 03/15/2029	165	149
2.625% due 04/15/2026	51	50
2.700% due 03/15/2032	1,735	1,470
3.000% due 02/15/2041	2,124	1,516
3.400% due 10/15/2052	1,399	934
3.500% due 04/15/2025	110	110
3.600% due 11/15/2060	2,522	1,666
3.750% due 04/15/2027	2,414	2,359
3.875% due 04/15/2030	51	48
4.375% due 04/15/2040	1,808	1,569
5.650% due 01/15/2053	170	165
5.750% due 01/15/2034	1,364	1,399

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	1,309	1,279

46	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060	$4,016	$2,548

Targa Resources Corp.
5.200% due 07/01/2027	2,130	2,143
6.250% due 07/01/2052	100	100

TC PipeLines LP
4.375% due 03/13/2025	336	335

TCI Communications, Inc.
7.875% due 02/15/2026	1,634	1,693

TD SYNNEX Corp.
1.750% due 08/09/2026	1,210	1,150

Telefonica Emisiones SA
4.103% due 03/08/2027	1,323	1,302
4.665% due 03/06/2038	1,899	1,688

Tencent Holdings Ltd.
3.925% due 01/19/2038	59	50
3.975% due 04/11/2029	569	548
4.525% due 04/11/2049	212	179

Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	1,223	1,398

Textron, Inc.
3.900% due 09/17/2029	52	49

TotalEnergies Capital International SA
2.986% due 06/29/2041	100	72
3.386% due 06/29/2060	748	487

TotalEnergies Capital SA
3.883% due 10/11/2028	221	215
5.150% due 04/05/2034	148	147
5.425% due 09/10/2064	73	68

Toyota Industries Corp.
3.566% due 03/16/2028	464	444

TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	10
4.250% due 05/15/2028	194	189
4.625% due 03/01/2034	430	401
7.625% due 01/15/2039	2,423	2,808

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	670	497
4.600% due 03/15/2048	173	144

TSMC Global Ltd.
0.750% due 09/28/2025 (d)	448	435

TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	445	429
7.000% due 03/01/2032	128	143

Tyson Foods, Inc.
4.000% due 03/01/2026	300	298

U.S. Airways Pass-Through Trust
4.625% due 12/03/2026	232	231

Unilever Capital Corp.
4.625% due 08/12/2034	1,168	1,125

Union Pacific Corp.
2.150% due 02/05/2027	77	73
2.800% due 02/14/2032	1,623	1,408
3.375% due 02/01/2035	120	104

United Airlines Pass-Through Trust
5.800% due 07/15/2037	1,612	1,650

United Rentals North America, Inc.
3.875% due 11/15/2027	329	315
6.000% due 12/15/2029	47	47

UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	76
2.000% due 05/15/2030	34	29
2.900% due 05/15/2050	146	91
3.050% due 05/15/2041	1,431	1,034
3.125% due 05/15/2060	50	30
3.375% due 04/15/2027	156	152
3.700% due 08/15/2049	1,026	746
3.750% due 10/15/2047	192	143
3.875% due 08/15/2059	188	133
4.250% due 01/15/2029	2,113	2,071
4.500% due 04/15/2033	44	42
4.750% due 07/15/2045	1,331	1,174
4.950% due 05/15/2062	180	155
5.000% due 04/15/2034	70	68
5.050% due 04/15/2053	827	745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 02/15/2028	$71	$72
5.300% due 02/15/2030	49	50
5.350% due 02/15/2033	46	46
5.500% due 04/15/2064	31	29
6.050% due 02/15/2063	65	66
6.625% due 11/15/2037	41	45
6.875% due 02/15/2038	558	632

Vale Overseas Ltd.
3.750% due 07/08/2030	261	239

Valero Energy Corp.
4.350% due 06/01/2028	2,013	1,974

Var Energi ASA
8.000% due 11/15/2032	1,920	2,160

VeriSign, Inc.
5.250% due 04/01/2025	332	332

Verisk Analytics, Inc.
4.125% due 03/15/2029	1,827	1,771

VF Corp.
6.000% due 10/15/2033	35	34

VMware, Inc.
1.400% due 08/15/2026	752	713
1.800% due 08/15/2028	35	31
2.200% due 08/15/2031	80	66
4.500% due 05/15/2025	10	10

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,032	1,000
4.850% due 08/15/2027	984	974
6.200% due 11/16/2028	3,453	3,531

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	707	685

Walmart, Inc.
4.500% due 04/15/2053	1,361	1,185

Walt Disney Co.
2.200% due 01/13/2028	78	73
3.800% due 05/13/2060	20	15
6.200% due 12/15/2034	8	9

Warnermedia Holdings, Inc.
5.050% due 03/15/2042	584	469
5.141% due 03/15/2052	1,916	1,425
5.391% due 03/15/2062	1,930	1,420

Waste Connections, Inc.
2.600% due 02/01/2030	1,595	1,429
2.950% due 01/15/2052	591	369

Weir Group PLC
2.200% due 05/13/2026	876	843

Western Digital Corp.
2.850% due 02/01/2029	100	89

Western Midstream Operating LP
5.450% due 11/15/2034	3,009	2,908
6.150% due 04/01/2033	1,683	1,716

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	2,042	2,024

Williams Cos., Inc.
3.750% due 06/15/2027	50	49
4.650% due 08/15/2032	16	15
5.300% due 08/15/2052	100	92
5.400% due 03/04/2044	1,789	1,678

Woodside Finance Ltd.
3.650% due 03/05/2025	1,124	1,122
3.700% due 09/15/2026	1,269	1,245
5.100% due 09/12/2034	1,651	1,572

Workday, Inc.
3.700% due 04/01/2029	700	666
3.800% due 04/01/2032	443	403

WRKCo, Inc.
3.900% due 06/01/2028	120	116

Wyeth LLC
5.950% due 04/01/2037	931	973

Zimmer Biomet Holdings, Inc.
3.550% due 03/20/2030	55	51

Zoetis, Inc.
2.000% due 05/15/2030	144	124
4.700% due 02/01/2043	226	201

		548,834

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 13.2%

AEP Texas, Inc.
3.450% due 01/15/2050	$1,741	$1,177
4.700% due 05/15/2032	100	96
5.250% due 05/15/2052	100	90
5.450% due 05/15/2029	1,804	1,828

AES Corp.
2.450% due 01/15/2031	4,850	4,044
5.450% due 06/01/2028	236	237

Alabama Power Co.
3.450% due 10/01/2049	210	148
3.940% due 09/01/2032	1,219	1,133

Ameren Corp.
5.700% due 12/01/2026	70	71

Ameren Illinois Co.
3.700% due 12/01/2047	295	223
4.800% due 12/15/2043	51	45

American Electric Power Co., Inc.
2.300% due 03/01/2030	100	87
5.625% due 03/01/2033	140	142

American Water Capital Corp.
3.000% due 12/01/2026	51	49
4.200% due 09/01/2048	143	114
5.450% due 03/01/2054	206	197

Appalachian Power Co.
7.000% due 04/01/2038	1,506	1,662

Arizona Public Service Co.
2.200% due 12/15/2031	61	50
4.500% due 04/01/2042	56	48
5.700% due 08/15/2034	2,522	2,552

AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	3,658	2,465
3.650% due 06/01/2051	100	71
3.650% due 09/15/2059	3,584	2,376
4.100% due 02/15/2028	1,575	1,541
4.300% due 02/15/2030	3,120	3,023
4.300% due 12/15/2042	37	31
4.350% due 03/01/2029	1,574	1,541
4.500% due 03/09/2048	1,694	1,403
4.650% due 06/01/2044	100	85
4.750% due 05/15/2046	50	43
4.850% due 03/01/2039	600	558
5.400% due 02/15/2034	120	121

Atmos Energy Corp.
1.500% due 01/15/2031	139	114
4.150% due 01/15/2043	1,537	1,276

Avangrid, Inc.
3.800% due 06/01/2029	1,057	1,003

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	118	112

Bell Telephone Co. of Canada
2.150% due 02/15/2032	99	81

Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,978	1,608
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	242	242
4.450% due 01/15/2049	131	108
4.500% due 02/01/2045	100	87
6.125% due 04/01/2036	1,264	1,331

BG Energy Capital PLC
5.125% due 10/15/2041	110	103

Bharti Airtel Ltd.
4.375% due 06/10/2025	156	155

Black Hills Corp.
3.150% due 01/15/2027	1,322	1,277
4.200% due 09/15/2046	100	79
6.000% due 01/15/2035	1,121	1,157
6.150% due 05/15/2034	25	26

BP Capital Markets PLC
4.875% due 03/22/2030 •(b)	51	49

British Telecommunications PLC
9.625% due 12/15/2030	1,213	1,470

Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,213	1,190

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	47

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.487% due 03/04/2049	$58	$46

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	3,117	3,051

CenterPoint Energy, Inc.
1.450% due 06/01/2026	599	573

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	120	116

CMS Energy Corp.
4.750% due 06/01/2050 •	1,892	1,795

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	1,131	1,158

Comision Federal de Electricidad
3.348% due 02/09/2031	86	71

Commonwealth Edison Co.
3.700% due 03/01/2045	40	31
4.000% due 03/01/2048	4,039	3,154
5.650% due 06/01/2054	986	974

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	283	168
3.600% due 06/15/2061	1,070	728
3.850% due 06/15/2046	3,127	2,396
6.150% due 11/15/2052	1,554	1,633

Constellation Energy Generation LLC
5.600% due 06/15/2042	1,507	1,456

Consumers Energy Co.
4.600% due 05/30/2029	396	393

Dominion Energy, Inc.
3.375% due 04/01/2030	90	83
7.000% due 06/01/2054 •	1,009	1,068

DTE Electric Co.
3.000% due 03/01/2032	55	48

DTE Energy Co.
1.050% due 06/01/2025	249	245
3.400% due 06/15/2029	2,898	2,714

Duke Energy Carolinas LLC
2.550% due 04/15/2031	219	190
2.850% due 03/15/2032	100	87
3.550% due 03/15/2052	100	71
3.875% due 03/15/2046	60	47
6.000% due 12/01/2028	1,069	1,112

Duke Energy Corp.
2.450% due 06/01/2030	538	472
2.550% due 06/15/2031	10	9
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	146	99
3.750% due 09/01/2046	197	145
4.500% due 08/15/2032	2,595	2,473
5.000% due 08/15/2052	178	156

Duke Energy Florida LLC
2.400% due 12/15/2031	1,122	947
3.400% due 10/01/2046	100	71
5.650% due 04/01/2040	11	11
5.950% due 11/15/2052	100	102

Duke Energy Progress LLC
3.400% due 04/01/2032	100	90
3.450% due 03/15/2029	10	9
3.600% due 09/15/2047	100	73
4.000% due 04/01/2052	100	77
5.250% due 03/15/2033	1,685	1,689

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	53	51

East Ohio Gas Co.
1.300% due 06/15/2025	10	10

Edison International
5.750% due 06/15/2027	462	470

Electricite de France SA
4.875% due 01/22/2044	1,312	1,139
6.900% due 05/23/2053	2,030	2,180

Emera U.S. Finance LP
4.750% due 06/15/2046	220	183

Enel Finance International NV
1.625% due 07/12/2026	138	132
4.500% due 06/15/2025	477	476
4.625% due 06/15/2027	1,283	1,273
5.000% due 06/15/2032	1,833	1,785
6.000% due 10/07/2039	1,787	1,791

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
0.900% due 09/15/2025	$10	$10
1.900% due 06/15/2028	10	9
2.400% due 06/15/2031	75	63

Evergy, Inc.
2.900% due 09/15/2029	1,675	1,525

Eversource Energy
0.800% due 08/15/2025	9	9
3.375% due 03/01/2032	9	8
5.000% due 01/01/2027	50	50
5.125% due 05/15/2033	504	490

Exelon Corp.
4.450% due 04/15/2046	210	175

Fells Point Funding Trust
3.046% due 01/31/2027	2,443	2,350

FirstEnergy Corp.
3.900% due 07/15/2027	30	29

Florida Power & Light Co.
3.150% due 10/01/2049	4,131	2,789
4.125% due 02/01/2042	100	84

Fortis, Inc.
3.055% due 10/04/2026	28	27

Galaxy Pipeline Assets Bidco Ltd.
1.750% due 09/30/2027	2	2

Georgia Power Co.
3.250% due 03/30/2027	76	74
5.004% due 02/23/2027	15	15
5.250% due 03/15/2034	350	347

Idaho Power Co.
4.200% due 03/01/2048	21	17

Indiana Michigan Power Co.
4.250% due 08/15/2048	1,441	1,142

Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	19
6.250% due 07/15/2039	8	8

Jersey Central Power & Light Co.
2.750% due 03/01/2032	145	123

Kentucky Utilities Co.
5.125% due 11/01/2040	100	95
5.450% due 04/15/2033	2,308	2,337

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,630	1,573

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039	203	203

MidAmerican Energy Co.
4.250% due 07/15/2049	2,494	2,025

National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048	1,222	1,003

New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	82
3.250% due 12/01/2026	1,103	1,069

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	70	63
2.250% due 06/01/2030	358	310
4.800% due 12/01/2077 •	938	904

NGPL PipeCo LLC
4.875% due 08/15/2027	227	225

NiSource, Inc.
0.950% due 08/15/2025	10	10
2.950% due 09/01/2029	807	739
5.000% due 06/15/2052	27	24
5.400% due 06/30/2033	125	125

Northern States Power Co.
2.900% due 03/01/2050	1,747	1,119

NRG Energy, Inc.
2.000% due 12/02/2025	489	475
7.000% due 03/15/2033	2,017	2,179

NSTAR Electric Co.
4.400% due 03/01/2044	43	36

Oglethorpe Power Corp.
6.200% due 12/01/2053	70	72

Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	$172	$113

ONEOK, Inc.
3.400% due 09/01/2029	1,651	1,536
4.250% due 09/24/2027	434	428
4.400% due 10/15/2029	2,137	2,073
4.550% due 07/15/2028	573	565
4.750% due 10/15/2031	566	548
5.200% due 07/15/2048	1,523	1,343
6.100% due 11/15/2032	887	918

Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	17
3.250% due 06/01/2031	81	72
3.300% due 08/01/2040	150	112
3.450% due 07/01/2025	128	127
3.750% due 07/01/2028	1,817	1,739
3.950% due 12/01/2047	1,070	800
4.550% due 07/01/2030	103	99
4.650% due 08/01/2028	52	51
4.950% due 07/01/2050	103	89
5.450% due 06/15/2027	1,263	1,279
6.100% due 01/15/2029	1,876	1,943

PacifiCorp
4.150% due 02/15/2050	70	54
5.450% due 02/15/2034	2,411	2,397

PECO Energy Co.
3.000% due 09/15/2049	68	45

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	437	427

Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	50

Pinnacle West Capital Corp.
1.300% due 06/15/2025	50	49
5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	291	292

Plains All American Pipeline LP
3.550% due 12/15/2029	198	184
5.150% due 06/01/2042	2,649	2,354

Public Service Co. of Colorado
1.900% due 01/15/2031	230	192
3.550% due 06/15/2046	52	37

Public Service Electric & Gas Co.
4.650% due 03/15/2033	2,728	2,641

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025	958	935

Puget Energy, Inc.
4.100% due 06/15/2030	226	213
4.224% due 03/15/2032	1,011	925

Puget Sound Energy, Inc.
3.250% due 09/15/2049	40	27
5.795% due 03/15/2040	30	30

RWE Finance U.S. LLC
6.250% due 04/16/2054	229	226

San Diego Gas & Electric Co.
1.700% due 10/01/2030	100	84
3.000% due 03/15/2032	210	183
4.150% due 05/15/2048	175	140

Sempra
3.250% due 06/15/2027	10	10
3.300% due 04/01/2025	1,419	1,413
5.500% due 08/01/2033	220	221

Shell Finance U.S., Inc.
2.375% due 11/07/2029	80	72
2.750% due 04/06/2030	196	177

Shell International Finance BV
3.125% due 11/07/2049	217	143
4.375% due 05/11/2045	410	343

Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	243	241
4.125% due 09/12/2025	206	205

Southern California Edison Co.
2.850% due 08/01/2029	1,550	1,416
3.650% due 02/01/2050	1,937	1,385
4.125% due 03/01/2048	2,956	2,303
5.450% due 06/01/2031	2,597	2,640

48	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Gas Co.
2.950% due 04/15/2027	$153	$147
4.125% due 06/01/2048	1,985	1,569
4.450% due 03/15/2044	52	44

Southern Power Co.
5.150% due 09/15/2041	588	552

Southwest Gas Corp.
4.050% due 03/15/2032	656	610
5.450% due 03/23/2028	1,195	1,211

Southwestern Electric Power Co.
4.100% due 09/15/2028	695	675

Southwestern Public Service Co.
3.150% due 05/01/2050	1,707	1,107
3.700% due 08/15/2047	9	7
6.000% due 10/01/2036	952	971

Tampa Electric Co.
4.350% due 05/15/2044	30	25
5.000% due 07/15/2052	100	89

Tucson Electric Power Co.
5.200% due 09/15/2034	3,242	3,186

Union Electric Co.
2.150% due 03/15/2032	420	345
3.900% due 04/01/2052	100	77

Verizon Communications, Inc.
2.355% due 03/15/2032	4,185	3,472
2.550% due 03/21/2031	1,524	1,313
2.987% due 10/30/2056	111	66
3.150% due 03/22/2030	54	49
4.780% due 02/15/2035	1,679	1,599
4.812% due 03/15/2039	2,307	2,131

Virginia Electric & Power Co.
3.750% due 05/15/2027	209	205
4.625% due 05/15/2052	100	84
6.000% due 01/15/2036	60	62
8.875% due 11/15/2038	2,304	2,993

Vistra Operations Co. LLC
4.300% due 07/15/2029	2,690	2,571

Vodafone Group PLC
5.750% due 02/10/2063	2,061	1,944
6.150% due 02/27/2037	87	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEC Energy Group, Inc.
2.200% due 12/15/2028	$1,312	$1,185

Wisconsin Power & Light Co.
3.950% due 09/01/2032	1,918	1,776

Wisconsin Public Service Corp.
3.671% due 12/01/2042	3	2

Xcel Energy, Inc.
4.600% due 06/01/2032	50	48

		168,261

Total Corporate Bonds & Notes (Cost $1,250,842)		1,210,453

U.S. TREASURY OBLIGATIONS 8.1%

U.S. Treasury Bonds
3.000% due 08/15/2052	5,646	4,052
3.375% due 08/15/2042	2,402	1,984
3.875% due 05/15/2043	1,500	1,321
4.000% due 11/15/2042 (h)	3,186	2,868
4.000% due 11/15/2052	434	378
4.500% due 02/15/2044 (h)	15,700	14,990

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034 (h)(j)	19,922	19,105
1.875% due 07/15/2034 (h)	1,006	975

U.S. Treasury Notes
2.750% due 08/15/2032 (j)	6,387	5,666
3.375% due 05/15/2033 (h)	14,300	13,145
3.875% due 08/15/2033	4,100	3,903
4.000% due 02/15/2034 (h)	14,200	13,599
4.375% due 05/15/2034 (h)	21,300	20,979

Total U.S. Treasury Obligations (Cost $107,375)		102,965

SOVEREIGN ISSUES 0.0%

Province of British Columbia
4.750% due 06/12/2034	488	481

Total Sovereign Issues (Cost $487)		481

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1	$1

Total Preferred Securities (Cost $1)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (g) 0.4%
		5,400

Total Short-Term Instruments (Cost $5,400)		5,400

Total Investments in Securities (Cost $1,364,105)		1,319,300

	SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

PIMCO Government Money Market Fund
4.640% (c)(d)(f)	3,426,938	3,427

Total Short-Term Instruments (Cost $3,427)		3,427

Total Investments in Affiliates (Cost $3,427)		3,427

Total Investments 103.9% (Cost $1,367,532)		$1,322,727

Financial Derivative Instruments (i)(l) (0.0)% (Cost or Premiums, net $4,100)		(29)

Other Assets and Liabilities, net (3.9)%		(49,521)

Net Assets 100.0%		$1,273,177

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $3,342 were out on loan in exchange for $3,427 of cash collateral as of December 31, 2024. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.450%	12/31/2024	01/02/2025	$5,400	U.S. Treasury Inflation Protected Securities 0.750% due 02/15/2042	$(5,508)	$5,400	$5,401

Total Repurchase Agreements						$(5,508)	$5,400	$5,401

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	49

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	4.580%	12/19/2024	01/06/2025	$(55,703)	$(55,802)

Total Reverse Repurchase Agreements					$(55,802)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	4.720%	11/06/2024	01/08/2025	$(5,114)	$(5,152)

Total Sale-Buyback Transactions					$(5,152)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BSN	$0	$(55,802)	$0	$0	$(55,802)	$55,098	$(704)
FICC STR	5,401	0	0	0	5,401	(5,508)	(107)

Master Securities Forward Transaction Agreement
UBS	0	0	(5,152)	0	(5,152)	4,963	(189)

Master Securities Lending Agreement
BCY	0	0	0	819	819	(854)	(35)
BOS	0	0	0	686	686	(699)	(13)
GSC	0	0	0	1,837	1,837	(1,874)	(37)

Total Borrowings and Other Financing Transactions	$5,401	$(55,802)	$(5,152)	$3,342

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(5)
Corporate Bonds & Notes	$3,427	$0	$0	$0	$3,427

Total	$3,427	$0	$0	$0	$3,427

Reverse Repurchase Agreements
U.S. Treasury Obligations	0	(55,802)	0	0	(55,802)

Total	$0	$(55,802)	$0	$0	$(55,802)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(5,152)	0	0	(5,152)

Total	$0	$(5,152)	$0	$0	$(5,152)

Total Borrowings	$3,427	$(60,954)	$0	$0	$(57,527)

Payable for reverse repurchase agreements, sale-buyback financing transactions and securities on loan - cash collateral					$(57,527)

(h)	Securities with an aggregate market value of $60,061 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(73,028) at a weighted average interest rate of 5.066%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

50	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	87	$17,888	$(18)	$0	$(1)
U.S. Treasury 10-Year Note March Futures	03/2025	466	50,678	(567)	0	(102)

				$(585)	$0	$(103)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	38	$(4,518)	$146	$17	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	17	(1,892)	26	4	0

				$172	$21	$0

Total Futures Contracts				$(413)	$21	$(103)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.076%	$ 100	$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$3,500	$69	$11	$80	$1	$0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	171,000	3,845	33	3,878	40	0

					$ 3,914	$44	$3,958	$41	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.348%	Annual	08/06/2029	$6,200	$(2)	$223	$221	$3	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052	1,000	5	53	58	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052	300	(4)	18	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	6,300	184	351	535	7	0

						$183	$645	$828	$12	$0

Total Swap Agreements						$4,100	$688	$4,788	$53	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$21	$53	$74	$0	$(103)	$0	$(103)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	51

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

(j)

Securities with an aggregate market value of $4,086 and cash of $4,608 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	41	0	0	12	53

	$0	$41	$0	$0	$33	$74

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$103	$103

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$620	$620
Swap Agreements	0	1,039	0	0	47	1,086

	$0	$1,039	$0	$0	$667	$1,706

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(509)	$(509)
Swap Agreements	0	203	0	0	551	754

	$0	$203	$0	$0	$42	$245

52	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$493,358	$0	$493,358
Industrials	0	548,834	0	548,834
Utilities	0	168,261	0	168,261
U.S. Treasury Obligations	0	102,965	0	102,965
Sovereign Issues	0	481	0	481
Preferred Securities
Industrials	0	1	0	1
Short-Term Instruments
Repurchase Agreements	0	5,400	0	5,400

	$0	$1,319,300	$0	$1,319,300

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	3,427	0	0	3,427

Total Investments	$3,427	$1,319,300	$0	$1,322,727

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$74	$0	$74

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(103)	$0	$(103)

Total Financial Derivative Instruments	$0	$(29)	$0	$(29)

Totals	$3,427	$1,319,271	$0	$1,322,698

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	53

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

American Airlines, Inc.
9.629% due 04/20/2028 ~	$2,590	$2,663

Avolon TLB Borrower 1 U.S. LLC
6.120% due 06/24/2030 ~	1,261	1,262

Broadcom, Inc.
5.463% due 08/14/2026 «~	4,348	4,337

Castlelake LP
2.950% due 05/13/2031 «~	4,780	4,404

SkyMiles IP Ltd.
8.367% due 10/20/2027 ~	1,803	1,838

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	407	401

Total Loan Participations and Assignments (Cost $15,186)		14,905

CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 16.3%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	7,934	7,601
3.000% due 10/29/2028	2,684	2,486
3.875% due 01/23/2028	2,100	2,036
5.100% due 01/19/2029	2,700	2,699

Aircastle Ltd.
5.950% due 02/15/2029	5,000	5,109

Ally Financial, Inc.
6.184% due 07/26/2035 •	1,250	1,236
6.848% due 01/03/2030 •	3,100	3,215

American Assets Trust LP
3.375% due 02/01/2031	2,800	2,437
6.150% due 10/01/2034	3,950	3,931

American Homes 4 Rent LP
4.250% due 02/15/2028	2,900	2,831
5.250% due 03/15/2035	1,000	974

American National Group, Inc.
5.750% due 10/01/2029	3,600	3,607

American Tower Corp.
3.650% due 03/15/2027	3,000	2,930
5.800% due 11/15/2028	1,600	1,644

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	5,900	5,659

Antares Holdings LP
3.750% due 07/15/2027	3,700	3,504
3.950% due 07/15/2026	1,000	971
6.350% due 10/23/2029	5,900	5,857
6.500% due 02/08/2029	1,000	1,000

Ares Capital Corp.
3.250% due 07/15/2025	1,800	1,783
5.875% due 03/01/2029	3,000	3,027

Ares Management Corp.
6.375% due 11/10/2028	6,000	6,281

Ares Strategic Income Fund
5.600% due 02/15/2030	5,000	4,944

Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~	250	250

Athene Global Funding
5.516% due 03/25/2027	2,000	2,024
5.684% due 02/23/2026	7,800	7,867

Aviation Capital Group LLC
6.750% due 10/25/2028	5,000	5,256

Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	1,800	1,779
5.750% due 03/01/2029	3,000	3,033

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	6,000	6,058

Banco Santander SA
2.958% due 03/25/2031	2,200	1,918

Bank of America Corp.
4.948% due 07/22/2028 •	4,000	4,009
5.202% due 04/25/2029 •	8,400	8,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.288% due 04/25/2034 •	$7,000	$6,944
5.468% due 01/23/2035 •	5,000	5,008
5.872% due 09/15/2034 •	15,000	15,412

Barclays PLC
5.690% due 03/12/2030 •	7,500	7,575
7.385% due 11/02/2028 •	7,000	7,421
7.437% due 11/02/2033 •	5,000	5,503

BGC Group, Inc.
6.600% due 06/10/2029	2,800	2,870

Blackstone Holdings Finance Co. LLC
6.200% due 04/22/2033	3,000	3,150

Blue Owl Capital Corp.
4.000% due 03/30/2025	1,700	1,695
5.950% due 03/15/2029	2,000	2,009

Blue Owl Finance LLC
3.125% due 06/10/2031	1,300	1,141
4.375% due 02/15/2032	2,000	1,855

Blue Ridge Re Ltd.
9.534% (T-BILL 3MO + 5.250%) due 01/08/2031 ~	2,000	2,040
12.284% (T-BILL 1MO + 8.000%) due 01/08/2031 ~	2,000	2,089

BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,935
2.159% due 09/15/2029 •	800	717
2.591% due 01/20/2028 •	7,500	7,130
4.500% due 02/25/2030 •(g)(h)	200	169
4.625% due 02/25/2031 •(g)(h)	2,000	1,691
5.894% due 12/05/2034 •	3,100	3,174

BPCE SA
5.716% due 01/18/2030 •	5,000	5,028
5.975% due 01/18/2027 •	4,000	4,032

Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	285
8.300% due 03/15/2028	100	106

Brixmor Operating Partnership LP
4.050% due 07/01/2030	2,000	1,892

Brookfield Finance, Inc.
6.350% due 01/05/2034	5,500	5,803

CaixaBank SA
5.673% due 03/15/2030 •	4,800	4,849
6.037% due 06/15/2035 •	800	808

Cantor Fitzgerald LP
7.200% due 12/12/2028	6,500	6,795

Cape Lookout Re Ltd.
12.314% (T-BILL 1MO + 8.000%) due 04/05/2027 ~	2,100	2,186

Capital One Financial Corp.
7.149% due 10/29/2027 •	2,000	2,076

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	1,500	1,403

CI Financial Corp.
3.200% due 12/17/2030	1,000	851

Citigroup, Inc.
2.572% due 06/03/2031 •	10,000	8,719
2.976% due 11/05/2030 •	4,700	4,241
3.785% due 03/17/2033 •	4,500	4,042
4.075% due 04/23/2029 •	3,000	2,912
6.270% due 11/17/2033 •	7,000	7,343

CNO Global Funding
4.950% due 09/09/2029	3,700	3,669

Constellation Insurance, Inc.
6.800% due 01/24/2030	3,300	3,212

Corebridge Financial, Inc.
5.750% due 01/15/2034	2,000	2,039

Credit Suisse AG AT1 Claim	8,900	1,112

Crown Castle, Inc.
3.100% due 11/15/2029	2,200	2,003
5.200% due 09/01/2034	6,200	6,044

Deloitte LLP
5.410% due 01/30/2032 «(j)	1,200	1,190
5.410% due 01/30/2037 «(j)	500	487
5.590% due 01/30/2035 «(j)	1,100	1,085
5.790% due 01/30/2040 «(j)	900	873
5.970% due 01/30/2045 «(j)	900	868

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Bank AG
2.311% due 11/16/2027 •	$4,500	$4,279
2.552% due 01/07/2028 •	6,500	6,184
5.706% due 02/08/2028 •	1,500	1,516
6.720% due 01/18/2029 •	2,500	2,597
6.819% due 11/20/2029 •	1,500	1,570

Discover Financial Services
7.964% due 11/02/2034 •	2,000	2,287

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	7,800	6,575

Equitable Holdings, Inc.
5.594% due 01/11/2033	1,000	1,010

Essex Portfolio LP
5.500% due 04/01/2034	1,500	1,502

Extra Space Storage LP
5.400% due 02/01/2034	1,500	1,486
5.900% due 01/15/2031	2,100	2,167

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,000	2,025
6.350% due 03/22/2054	2,000	2,062

Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,625
7.000% due 10/15/2064 •	1,900	1,964

Fidelity National Financial, Inc.
3.400% due 06/15/2030	1,800	1,634

First American Financial Corp.
2.400% due 08/15/2031	1,500	1,235
4.000% due 05/15/2030	1,000	933
5.450% due 09/30/2034	1,300	1,255

Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,957
5.800% due 03/08/2029	4,400	4,404
6.050% due 03/05/2031	5,000	4,992
6.798% due 11/07/2028	10,000	10,366
6.950% due 03/06/2026	1,500	1,527

FS KKR Capital Corp.
3.400% due 01/15/2026	1,900	1,864
6.875% due 08/15/2029	3,800	3,932
7.875% due 01/15/2029	1,500	1,597

GA Global Funding Trust
3.850% due 04/11/2025	1,000	997
4.400% due 09/23/2027	4,500	4,437
5.200% due 12/09/2031	1,500	1,464
5.500% due 01/08/2029	3,000	3,032

Global Atlantic Fin Co.
4.400% due 10/15/2029	3,000	2,845

GLP Capital LP
3.250% due 01/15/2032	1,500	1,289
4.000% due 01/15/2030	2,100	1,957
5.300% due 01/15/2029	600	598
5.375% due 04/15/2026	600	600
5.625% due 09/15/2034	1,500	1,477
5.750% due 06/01/2028	3,000	3,030
6.250% due 09/15/2054	2,000	1,997
6.750% due 12/01/2033	1,500	1,589

Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •	10,600	8,964
3.102% due 02/24/2033 •	10,000	8,621
4.482% due 08/23/2028 •	10,000	9,886
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,073

Golub Capital BDC, Inc.
6.000% due 07/15/2029	6,000	5,998

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	1,500	1,425

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	2,000	1,909

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034	2,500	2,436

Healthcare Realty Holdings LP
3.750% due 07/01/2027	4,600	4,471

Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,703
5.500% due 04/15/2035	4,850	4,751

54	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
2.848% due 06/04/2031 •	$7,000	$6,149
4.755% due 06/09/2028 •	2,500	2,484
5.402% due 08/11/2033 •	4,200	4,158
5.546% due 03/04/2030 •	4,000	4,030
5.719% due 03/04/2035 •	4,000	4,029
6.254% due 03/09/2034 •	7,000	7,267

ING Groep NV
3.875% due 05/16/2027 •(g)(h)	600	546
4.250% due 05/16/2031 •(g)(h)	600	489
5.335% due 03/19/2030 •	10,000	10,044

Integrity Re Ltd.
21.284% (T-BILL 1MO + 17.000%) due 06/08/2026 ~	2,000	2,161

Invitation Homes Operating Partnership LP
4.875% due 02/01/2035	1,000	947
5.450% due 08/15/2030	5,000	5,069

Jane Street Group
7.125% due 04/30/2031	1,500	1,543

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	3,600	3,816

JPMorgan Chase & Co.
2.963% due 01/25/2033 •	2,500	2,162
4.565% due 06/14/2030 •	12,000	11,765
5.350% due 06/01/2034 •	17,500	17,494
5.766% due 04/22/2035 •	9,000	9,210

KBC Group NV
6.324% due 09/21/2034 •	5,000	5,175

Kilroy Realty LP
3.050% due 02/15/2030	2,000	1,759

Kizuna RE Pte. Ltd.
7.034% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	603	623

KKR Financial Holdings LLC
5.400% due 05/23/2033	6,000	5,721

KKR Group Finance Co. LLC
4.850% due 05/17/2032	1,500	1,447

Lazard Group LLC
6.000% due 03/15/2031	1,500	1,541

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,809
4.300% due 02/01/2061	4,800	2,969

Lloyds Banking Group PLC
4.976% due 08/11/2033 •(l)	8,500	8,171
5.871% due 03/06/2029 •	5,000	5,095
7.500% due 09/27/2025 •(g)(h)	5,000	5,052

Low Income Investment Fund
3.711% due 07/01/2029	2,500	2,312

LPL Holdings, Inc.
6.750% due 11/17/2028	5,000	5,253

Lseg U.S. Fin Corp.
5.297% due 03/28/2034	1,500	1,495

LXP Industrial Trust
2.375% due 10/01/2031	5,800	4,719

Main Street Capital Corp.
6.950% due 03/01/2029	3,100	3,225

Maple Grove Funding Trust
4.161% due 08/15/2051	5,500	3,716

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •	3,250	2,842

Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029	1,500	1,392
5.354% due 09/13/2028 •	2,500	2,533

MMcapS Funding Ltd.
4.878% (US0003M + 0.290%) due 12/26/2039 ~	518	504

Morgan Stanley
0.000% due 04/02/2032 þ(j)	9,000	5,860
2.511% due 10/20/2032 •	1,700	1,425
3.622% due 04/01/2031 •	3,000	2,788
5.164% due 04/20/2029 •	2,000	2,006
5.173% due 01/16/2030 •	3,000	3,005
6.296% due 10/18/2028 •	19,500	20,220

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	1,500	1,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
4.600% due 06/28/2031 •(g)(h)		$200	$170
4.964% due 08/15/2030 •		8,800	8,671

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,233
5.300% due 09/13/2027		1,400	1,385

NMI Holdings, Inc.
6.000% due 08/15/2029		4,500	4,525

Nomura Holdings, Inc.
1.653% due 07/14/2026		3,000	2,853
5.842% due 01/18/2028		1,500	1,532
6.070% due 07/12/2028		3,100	3,189

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(h)		5,000	4,350
6.625% due 03/26/2026 •(g)(h)		5,600	5,631

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,300	1,314

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		3,350	3,307

Orange Capital RE DAC
3.532% (EUR003M + 0.500%) due 01/17/2029 ~	EUR	250	260

Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	6,649

Polestar Re Ltd.
14.784% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		600	624
17.564% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,396

Preferred Term Securities Ltd.
4.920% (US0003M + 0.300%) due 03/22/2037 ~		1,524	1,398

Prologis LP
5.000% due 01/31/2035		2,500	2,437

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		4,400	4,451

Prudential Financial, Inc.
6.500% due 03/15/2054 •		2,800	2,887

Quercus Re DAC
11.056% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	264

Realty Income Corp.
3.250% due 01/15/2031		$2,100	1,897
4.450% due 09/15/2026		700	697

Sammons Financial Group Global Funding
5.100% due 12/10/2029		1,500	1,490

Sammons Financial Group, Inc.
6.875% due 04/15/2034		6,500	6,805

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		2,800	2,768
6.499% due 03/09/2029 •		1,700	1,747
6.565% due 06/12/2029 •		3,000	3,101

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,000	1,927
6.534% due 01/10/2029 •		8,000	8,247
6.833% due 11/21/2026 •		3,000	3,044

Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	2,957

Societe Generale SA
6.446% due 01/10/2029 •		3,300	3,380

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,065
5.766% due 01/13/2033		3,000	3,089

Torrey Pines Re Ltd.
10.284% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		600	630
11.534% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		300	310
13.284% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		250	261

Trust Fibra Uno
4.869% due 01/15/2030		4,900	4,443
6.950% due 01/30/2044		300	260

UBS AG
5.000% due 07/09/2027		3,500	3,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
5.699% due 02/08/2035 •		$5,000	$5,035
6.301% due 09/22/2034 •		13,000	13,607
6.373% due 07/15/2026 •		1,600	1,612
7.000% due 02/19/2025 •(g)(h)		200	200

Ventas Realty LP
5.000% due 01/15/2035		2,500	2,390

VICI Properties LP
3.750% due 02/15/2027		100	97
4.125% due 08/15/2030		500	465
5.750% due 02/01/2027		280	283
5.750% due 04/01/2034		1,000	1,010
6.125% due 04/01/2054		1,000	994

Wells Fargo & Co.
2.879% due 10/30/2030 •		1,000	902
4.897% due 07/25/2033 •		21,000	20,288
5.557% due 07/25/2034 •		17,000	16,984

Windmill Re DAC
8.488% (EUR003M + 5.250%) due 07/05/2028 ~	EUR	250	260

Winston RE Ltd.
16.064% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		$4,000	4,132

			823,937

INDUSTRIALS 5.3%

Air Canada
3.875% due 08/15/2026		1,000	972

Air Canada Pass-Through Trust
3.300% due 07/15/2031		624	578
5.250% due 10/01/2030		1,567	1,564

American Airlines Pass-Through Trust
3.375% due 11/01/2028		7,110	6,797
3.700% due 04/01/2028		1,496	1,456
4.000% due 01/15/2027		1,960	1,939

American Airlines, Inc.
5.500% due 04/20/2026		450	449
5.750% due 04/20/2029		1,400	1,389

Ashtead Capital, Inc.
4.250% due 11/01/2029		2,000	1,897
5.800% due 04/15/2034		3,000	3,004

Bacardi Ltd.
5.150% due 05/15/2038		1,200	1,109

Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	385
6.375% due 11/21/2030		1,000	1,029
6.500% due 11/21/2033		2,050	2,087
6.875% due 11/21/2053		1,500	1,514

Boeing Co.
3.625% due 02/01/2031		3,000	2,725
6.259% due 05/01/2027		1,300	1,331
6.298% due 05/01/2029		1,700	1,763
6.388% due 05/01/2031		1,300	1,360
6.528% due 05/01/2034		1,100	1,153
6.858% due 05/01/2054		1,800	1,915
7.008% due 05/01/2064		1,000	1,062

Bowdoin College
4.693% due 07/01/2112		3,400	2,677

Broadcom, Inc.
2.450% due 02/15/2031		10,000	8,628
3.469% due 04/15/2034		500	434
4.000% due 04/15/2029		2,000	1,925
4.150% due 04/15/2032		2,000	1,876
4.926% due 05/15/2037		2,000	1,904

California Institute of Technology
4.283% due 09/01/2116		3,000	2,204

CDW LLC
5.100% due 03/01/2030		1,700	1,676
5.550% due 08/22/2034		900	888

Centene Corp.
3.000% due 10/15/2030		1,500	1,295

Charter Communications Operating LLC
2.800% due 04/01/2031		2,100	1,772
5.050% due 03/30/2029		2,000	1,958

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	55

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Energy Partners LP
3.250% due 01/31/2032	$2,000	$1,736

Cheniere Energy, Inc.
5.650% due 04/15/2034	3,000	3,019

Choice Hotels International, Inc.
3.700% due 12/01/2029	3,700	3,438
3.700% due 01/15/2031	2,000	1,801

Claremont Mckenna College
3.775% due 01/01/2122	3,000	1,952

Dell International LLC
5.300% due 10/01/2029	4,400	4,446
5.750% due 02/01/2033	1,500	1,542

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	1,023	943

Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,184
4.500% due 10/20/2025	1,000	994
4.750% due 10/20/2028	2,000	1,974

DR Horton, Inc.
5.000% due 10/15/2034	7,500	7,246

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	1,500	1,307

Enbridge, Inc.
6.200% due 11/15/2030	2,150	2,265

Energy Transfer LP
5.250% due 07/01/2029	11,500	11,562
5.550% due 02/15/2028	2,500	2,540
6.000% due 06/15/2048	5,000	4,837

Essent Group Ltd.
6.250% due 07/01/2029	2,200	2,247

Expedia Group, Inc.
3.250% due 02/15/2030	2,200	2,029

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	1,000	956

Ferguson Finance PLC
3.250% due 06/02/2030	2,000	1,819

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,045
3.600% due 06/01/2029	2,000	1,884
4.300% due 01/15/2029	600	585

Flex Intermediate Holdco LLC
4.317% due 12/30/2039	2,700	2,082

Flex Ltd.
4.875% due 06/15/2029	2,000	1,961

GE Capital Funding LLC
4.550% due 05/15/2032	1,500	1,445

GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035	1,500	1,387

General Electric Co.
4.250% due 05/01/2040	3,000	2,528

Georgetown University
5.215% due 10/01/2118	6,560	5,763

Global Payments, Inc.
5.400% due 08/15/2032	5,100	5,099

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,273
6.103% due 08/23/2042	1,400	1,367

HCA, Inc.
3.625% due 03/15/2032	3,000	2,645
5.450% due 09/15/2034	2,250	2,194

Imperial Brands Finance PLC
6.125% due 07/27/2027	3,000	3,081

Kraft Heinz Foods Co.
4.375% due 06/01/2046	4,000	3,243

Las Vegas Sands Corp.
3.500% due 08/18/2026	1,100	1,072

Micron Technology, Inc.
5.375% due 04/15/2028	1,900	1,921

MPLX LP
5.500% due 06/01/2034	2,000	1,972

MSCI, Inc.
3.875% due 02/15/2031	100	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Fuel Gas Co.
5.500% due 10/01/2026	$1,500	$1,512

New York & Presbyterian Hospital
4.763% due 08/01/2116	3,000	2,445

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,500	2,408

NXP BV
5.000% due 01/15/2033	900	876

Occidental Petroleum Corp.
5.200% due 08/01/2029	1,200	1,191
6.125% due 01/01/2031	5,000	5,119

Oracle Corp.
4.900% due 02/06/2033	1,000	974

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	4,300	4,133

Petroleos Mexicanos
6.490% due 01/23/2027	311	302
6.700% due 02/16/2032	4,600	4,005

Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,786
5.250% due 08/09/2034	3,100	3,031

Smith & Nephew PLC
5.400% due 03/20/2034	7,000	6,953

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	1,500	1,495
5.026% due 10/01/2029	1,900	1,868

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	519	465
4.100% due 10/01/2029	669	623

T-Mobile USA, Inc.
2.700% due 03/15/2032	2,500	2,117

Targa Resources Corp.
5.500% due 02/15/2035	1,150	1,132
6.125% due 03/15/2033	3,000	3,095

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	2,000	1,794

Time Warner Cable LLC
6.550% due 05/01/2037	600	581
7.300% due 07/01/2038	2,500	2,546

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	1,841	1,789

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	1,967	1,948

United Airlines Pass-Through Trust
2.700% due 11/01/2033	313	277
3.100% due 01/07/2030	883	838
3.450% due 01/07/2030	2,649	2,489
4.550% due 02/25/2033	1,841	1,717
5.450% due 08/15/2038	2,000	2,010
5.875% due 04/15/2029	1,274	1,302

United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,346
4.625% due 04/15/2029	2,500	2,379

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031	3,900	3,358

VMware, Inc.
2.200% due 08/15/2031	2,000	1,660

Wesleyan University
4.781% due 07/01/2116	3,248	2,640

Western Midstream Operating LP
5.450% due 11/15/2034	1,700	1,643

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,130	3,102
5.611% due 03/11/2034	2,000	2,028

Woodside Finance Ltd.
5.100% due 09/12/2034	13,550	12,899

		266,067

UTILITIES 1.7%

Electricite de France SA
5.950% due 04/22/2034	4,000	4,080
6.000% due 04/22/2064	4,000	3,870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International NV
7.500% due 10/14/2032	$2,000	$2,230

Eversource Energy
5.950% due 02/01/2029	4,400	4,535

NGPL PipeCo LLC
3.250% due 07/15/2031	1,500	1,295

NiSource, Inc.
1.700% due 02/15/2031	6,100	4,992

ONEOK, Inc.
4.400% due 10/15/2029	2,000	1,940
4.750% due 10/15/2031	3,200	3,097
5.050% due 11/01/2034	3,300	3,158

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,053
4.950% due 07/01/2050	6,700	5,826
5.550% due 05/15/2029	3,000	3,050
5.800% due 05/15/2034	3,000	3,069
5.900% due 06/15/2032	1,500	1,541
6.150% due 01/15/2033	2,200	2,287
6.950% due 03/15/2034	2,000	2,192

PPL Capital Funding, Inc.
5.250% due 09/01/2034	2,000	1,970

Puget Energy, Inc.
4.224% due 03/15/2032	3,000	2,746

Texas Electric Market Stabilization Funding N LLC
5.057% due 08/01/2048	15,500	14,562

Toledo Edison Co.
2.650% due 05/01/2028	2,918	2,686

Verizon Communications, Inc.
2.355% due 03/15/2032	7,000	5,807
5.050% due 05/09/2033	3,000	2,967

Vistra Operations Co. LLC
6.950% due 10/15/2033	5,000	5,393

		85,346

Total Corporate Bonds & Notes (Cost $1,186,426)		1,175,350

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,722
3.714% due 06/01/2041	7,000	5,402

		8,124

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	5,343	5,700

MINNESOTA 0.2%

Minnesota Housing Finance Agency Revenue Bonds, Series 2024
5.301% due 01/01/2029	6,945	7,026
5.532% due 01/01/2034	5,000	5,025

		12,051

NEW YORK 0.0%

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	500	504

TEXAS 0.1%

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
3.922% due 12/31/2049	4,200	3,328

56	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	$4,165	$3,920

Total Municipal Bonds & Notes (Cost $34,992)		33,627

U.S. GOVERNMENT AGENCIES 57.1%

Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	64	54
0.443% due 05/25/2042 •	134	91
1.317% due 09/25/2042 •(a)	18,572	2,303
1.737% due 04/25/2040 •(a)	30	2
2.517% due 05/25/2036 •(a)	583	56
3.000% due 03/25/2033 - 02/25/2043	1	1
3.500% due 06/25/2042	455	420
4.000% due 10/01/2026 - 07/01/2044	646	623
4.500% due 10/01/2035 - 06/01/2051	812	766
5.000% due 05/01/2034 - 11/01/2039	782	777
5.500% due 12/01/2031 - 04/01/2039	467	465
5.839% due 01/25/2036 •	65	62
6.000% due 05/25/2031 - 09/01/2037	425	431
6.405% due 11/01/2035 •	2	2
6.476% due 12/01/2028 •	104	104
6.500% due 01/01/2036 - 05/01/2038	41	44
7.000% due 04/01/2037 - 03/01/2038	38	39
7.195% due 04/01/2036 •	3	4
7.343% due 09/01/2034 •	18	19
7.500% due 10/01/2037	55	57

Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	281	256
0.000% due 06/15/2042 •	50	21
0.000% due 11/15/2048 •(a)	16,680	576
0.238% due 12/15/2040 •(a)	976	42
0.318% due 05/15/2041 •	623	501
1.615% due 06/15/2040 ~(a)	5,932	458
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 12/15/2028 (a)	140	2
3.500% due 10/01/2033 - 03/01/2042	57	55
4.000% due 09/01/2033 - 06/01/2049	6,041	5,632
4.500% due 02/01/2034 - 11/01/2044	2,849	2,747
5.000% due 05/15/2033 - 07/15/2041	301	297
5.250% due 04/15/2033	17	17
5.500% due 08/01/2025 - 10/01/2037	582	582
6.000% due 12/01/2034 - 08/01/2037	76	76
6.500% due 01/01/2037 - 07/01/2037	17	17
6.704% due 05/15/2033 •	20	21
7.384% due 12/01/2031 •	24	25
7.480% due 07/01/2036 •	2	2

Ginnie Mae
2.000% due 08/20/2030	522	494
3.000% due 08/20/2026 - 07/15/2029	8,190	8,066
3.500% due 12/20/2040 - 03/20/2047	7,506	6,782
4.000% due 09/20/2040 - 06/15/2047	11,864	11,091
4.500% due 08/20/2038 - 02/20/2047	1,302	1,244
4.750% due 01/20/2035	51	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/20/2034 - 04/20/2040	$260	$256
5.500% due 04/16/2034 - 11/20/2038	26	27
6.000% due 08/20/2038 - 02/20/2039	49	50
6.500% due 12/20/2038	12	12

Ginnie Mae, TBA
2.500% due 01/01/2055 - 02/01/2055	95,000	79,354
3.000% due 02/01/2055	132,000	114,484
3.500% due 02/01/2055	102,800	91,918

Tennessee Valley Authority
4.250% due 09/15/2065	10,000	8,166

Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,262

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 07/01/2049	33,496	30,180
4.000% due 10/01/2025 - 09/01/2052	80,705	74,123
4.500% due 06/01/2039 - 11/01/2053	287,615	270,986
5.000% due 09/01/2052 - 10/01/2053	342,341	331,347
5.500% due 07/01/2053 - 04/01/2054	276,449	273,236
6.000% due 11/01/2053 - 11/01/2054	683,008	686,813
6.500% due 10/01/2053 - 02/01/2054	111,272	113,742

Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2055	53,678	43,735
3.000% due 02/01/2055	246,066	209,041
3.500% due 02/01/2055	66,200	58,548
4.000% due 02/01/2055 - 03/01/2055	185,000	169,160
4.500% due 01/01/2055 - 03/01/2055	54,900	51,625
5.000% due 02/01/2055	133,800	129,075
5.500% due 01/01/2055 - 02/01/2055	105,600	104,174

Total U.S. Government Agencies (Cost $2,909,563)		2,886,691

U.S. TREASURY OBLIGATIONS 14.7%

U.S. Treasury Bonds
2.375% due 02/15/2042 (n)	150,000	106,840
3.000% due 11/15/2045	210,200	158,129
3.875% due 02/15/2043 (n)	318,300	280,969

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (n)	4,277	4,251
0.125% due 10/15/2025 (n)	7,543	7,456
0.375% due 07/15/2025 (n)	34,609	34,402
1.750% due 01/15/2034	155,269	148,902

Total U.S. Treasury Obligations (Cost $736,073)		740,949

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%

AG Trust
6.413% due 07/15/2041 •	6,900	6,932

Ajax Mortgage Loan Trust
1.698% due 05/25/2059 þ	822	761

American Home Mortgage Investment Trust
4.813% due 12/25/2046 •	2,838	2,326

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «~	12,600	9,337
3.050% due 08/01/2052 «(c)(j)	40,000	37,000

Banc of America Funding Trust
4.550% due 08/27/2036 ~	5,913	5,631

BANK5
5.769% due 06/15/2057	2,200	2,253
5.788% due 06/15/2057	4,300	4,397

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	1,000	974

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
4.753% due 05/25/2047 •	$1,434	$1,369

Bear Stearns ALT-A Trust
5.093% due 04/25/2034 •	7	7

Benchmark Mortgage Trust
6.841% due 11/15/2056 ~	6,700	7,077

BMO Mortgage Trust
5.462% due 02/15/2057	2,000	2,025
5.625% due 12/15/2057 ~	3,400	3,466
5.857% due 02/15/2057	2,000	2,050

BWAY Mortgage Trust
5.762% due 09/15/2036 •	5,000	4,743

BX Trust
5.241% due 10/15/2036 •	1,485	1,477
5.410% due 02/15/2039 •	5,449	5,454

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,777	3,357
3.250% due 09/25/2063 ~	2,744	2,432
5.869% due 06/25/2055 •	4,880	4,887

Chase Mortgage Finance Trust
6.000% due 05/25/2036	3,453	1,464

ChaseFlex Trust
6.500% due 02/25/2037	3,862	1,331

CIM Trust
5.500% due 08/25/2064 ~	11,380	11,343

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	8,100	8,014

Citigroup Mortgage Loan Trust
4.773% due 09/25/2036 •	399	373
5.253% due 08/25/2035 •	164	158
5.500% due 08/25/2034	944	923

COLT Mortgage Loan Trust
6.467% due 08/25/2067 þ	1,530	1,541

Commercial Mortgage Trust
3.140% due 10/10/2036	2,235	1,950
5.812% due 12/15/2038 •	5,261	5,056

Countrywide Alternative Loan Trust
4.703% due 06/25/2037 •	475	388
4.813% due 05/25/2047 •	133	125
5.125% due 12/20/2035 •	2,799	2,571
5.500% due 07/25/2035	991	697
5.500% due 08/25/2035	267	226
5.500% due 12/25/2035	641	430
5.500% due 02/25/2036	1,227	967
5.750% due 05/25/2036	356	134
6.000% due 04/25/2037	2,647	2,197
6.250% due 08/25/2036	307	165

Countrywide Home Loan Mortgage Pass-Through Trust
4.805% due 02/20/2036 ~	432	375
4.828% due 11/25/2037 ~	1,970	1,831
4.969% due 03/20/2036 ~	447	406
4.993% due 03/25/2035 •	51	46

Countrywide Home Loan Reperforming REMIC Trust
4.793% due 01/25/2036 •	841	790

Credit Suisse First Boston Mortgage Securities Corp.
5.610% due 11/25/2031 •	24	15
5.727% due 11/25/2034 ~	16	15

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.659% due 02/25/2061 ~	1,509	1,505
4.100% due 12/27/2060 ~	1,849	1,844
4.184% due 07/27/2061 ~	2,737	2,731
5.500% due 03/25/2037	677	309
5.912% due 07/15/2038 •	1,000	893
6.000% due 07/25/2037	321	269
6.421% due 10/25/2037 ~	2,773	1,611

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.933% due 01/25/2047 •	3,451	2,925

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	115	102
5.665% due 02/25/2036 ~	1,068	942

EQUS Mortgage Trust
5.417% due 10/15/2038 •	4,700	4,698

Great Hall Mortgages PLC
4.812% due 06/18/2039 •	112	112

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	57

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. Trust
5.644% due 07/15/2035 •	$1,298	$979

GSMPS Mortgage Loan Trust
4.803% due 01/25/2036 •	1,695	1,367

GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~	5	5
4.743% due 01/25/2036 ~	814	712
6.000% due 03/25/2036	4,047	1,341
6.500% due 05/25/2036	551	202
7.338% due 09/25/2034 ~	91	91

HarborView Mortgage Loan Trust
4.861% due 01/19/2038 •	2,589	2,275
4.891% due 12/19/2036 •	2,056	1,565
5.021% due 03/19/2035 •	743	739

IndyMac INDX Mortgage Loan Trust
4.114% due 09/25/2036 ~	1,424	914

JP Morgan Alternative Loan Trust
5.812% due 12/25/2035 ~	422	297

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	1,959
2.812% due 01/16/2037	100	90
3.648% due 12/15/2049 ~	3,700	3,597
4.994% due 04/15/2037 •	1,953	1,911
5.715% due 07/05/2033 •	1,777	1,721
7.235% due 10/05/2040	2,000	2,094

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	5,007	4,864
5.289% due 02/25/2036 ~	620	441
5.534% due 07/25/2035 ~	10	10
6.000% due 08/25/2037	778	350
6.500% due 01/25/2036	4,906	2,469

Key Commercial Mortgage Securities Trust
2.233% due 09/16/2052	10,000	8,612

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ	1,057	1,057
4.875% due 10/25/2068 þ	2,322	2,314
4.892% due 10/25/2066 þ	1,386	1,388
4.991% due 09/25/2060 ~	71	71
5.250% due 07/25/2067 þ	1,731	1,728

Lehman XS Trust
4.813% due 12/25/2036 •	2,044	1,938
4.833% due 11/25/2046 •	2,493	2,179
5.825% due 11/25/2035 •	6	6

Lux Trust
7.088% due 08/15/2040 •	3,200	3,254

MASTR Adjustable Rate Mortgages Trust
4.327% due 04/25/2034 ~	145	124
6.770% (US0012M + 1.750%) due 12/25/2035 •	2,799	2,680

Merrill Lynch Mortgage Investors Trust
5.013% due 07/25/2029 •	31	30
5.866% due 05/25/2029 ~	7	7

MFA Trust
1.014% due 01/26/2065 ~	1,328	1,236
1.324% due 01/26/2065 ~	362	338
1.381% due 04/25/2065 ~	1,905	1,829
1.632% due 01/26/2065 ~	695	653
1.638% due 04/25/2065 ~	787	755
6.775% due 10/25/2058 þ	1,087	1,102

MHC Trust
5.312% due 04/15/2038 •	1,790	1,790

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,804	1,752
2.750% due 08/25/2059 ~	514	495

MKT Mortgage Trust
2.694% due 02/12/2040	5,000	4,151

Morgan Stanley Capital Trust
3.912% due 09/09/2032	2,100	1,856

Morgan Stanley Mortgage Loan Trust
6.548% due 06/25/2036 ~	2,008	1,955

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	3,260	2,749
5.612% due 08/15/2038 •	900	857

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ	6,896	6,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
4.670% due 08/25/2061 þ	$2,756	$2,739

NLT Trust
3.200% due 10/25/2062 ~	2,925	2,594

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.953% due 06/25/2037 •	5,062	4,158

Nomura Resecuritization Trust
6.500% due 10/26/2037	1,780	743

OBX Trust
6.120% due 11/25/2062 ~	4,725	4,740
6.129% due 12/25/2063 þ	5,989	6,034
6.567% due 06/25/2063 þ	2,825	2,857
7.159% due 10/25/2063 þ	2,900	2,957

One New York Plaza Trust
5.462% due 01/15/2036 •	6,100	5,826

OPEN Trust
7.486% due 11/15/2040 •	3,507	3,541

PRPM LLC
6.959% due 02/25/2029 þ	2,335	2,348

RBSGC Mortgage Pass-Through Loan Trust
4.833% due 12/25/2034 •	1,145	1,036

RCKT Mortgage Trust
5.582% due 12/25/2044 «þ	3,500	3,500

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,146	907
6.000% due 12/25/2036	914	739
6.500% due 07/25/2037	1,959	1,571

Residential Asset Securitization Trust
5.003% due 08/25/2033 •	18	16
5.500% due 08/25/2034	1,248	1,211

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036	407	339

Sequoia Mortgage Trust
5.185% due 07/20/2033 •	11	10
6.064% due 02/20/2035 •	260	243

SMRT Commercial Mortgage Trust
5.398% due 01/15/2039 •	2,350	2,345

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	702	651
1.439% due 11/25/2055 ~	375	357
1.593% due 11/25/2055 ~	485	462

Thornburg Mortgage Securities Trust
5.252% due 10/25/2046 •	681	637
6.176% due 06/25/2037 •	163	138

Towd Point Mortgage Trust
3.250% due 07/25/2058 ~	2,743	2,704
4.480% due 10/25/2064 ~	4,855	4,753

Verus Securitization Trust
1.824% due 11/25/2066 ~	2,453	2,188
6.443% due 08/25/2068 þ	3,476	3,514
6.665% due 09/25/2068 þ	5,450	5,510
6.876% due 11/25/2068 ~	2,470	2,507

WaMu Mortgage Pass-Through Certificates Trust
3.700% due 01/25/2037 ~	2,188	1,875
4.486% due 07/25/2037 ~	1,861	1,675
6.325% due 10/25/2046 •	914	837

Washington Mutual Mortgage Pass-Through Certificates Trust
4.117% due 10/25/2036 þ	7,152	2,428
4.973% due 12/25/2035 •	6,065	5,225
5.795% due 05/25/2046 •	340	291

Wells Fargo Commercial Mortgage Trust
3.451% due 02/15/2048	2,432	2,424

Wells Fargo Mortgage-Backed Securities Trust
6.595% due 12/28/2037 ~	1,234	1,106
7.098% due 08/25/2036 ~	231	208

Worldwide Plaza Trust
3.526% due 11/10/2036	8,900	6,211

WSTN Trust
6.297% due 07/05/2037 ~	3,500	3,550

Total Non-Agency Mortgage-Backed Securities (Cost $374,799)		353,007

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 12.8%

AUTOMOBILE ABS OTHER 0.2%

Chesapeake Funding LLC
5.368% due 05/15/2036 •		$4,161	$4,171

GLS Auto Receivables Issuer Trust
5.770% due 11/15/2028		3,000	3,043

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,700	1,731
6.400% due 03/17/2031		1,700	1,754

			10,699

AUTOMOBILE SEQUENTIAL 0.9%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,063
6.020% due 02/20/2030		7,500	7,790

Carvana Auto Receivables Trust
5.900% due 08/10/2027		2,781	2,794
6.360% due 04/12/2027		607	609

Enterprise Fleet Financing LLC
5.560% due 04/22/2030		1,430	1,442

FHF Trust
6.570% due 06/15/2028		423	428

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	3,200	2,268

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036		$3,600	3,735

Hertz Vehicle Financing LLC
1.990% due 06/25/2026		2,300	2,283

LAD Auto Receivables Trust
6.100% due 12/15/2027		5,000	5,039
6.240% due 06/15/2028		5,000	5,090

Octane Receivables Trust
1.210% due 09/20/2028		524	521
6.440% due 03/20/2029		1,157	1,170

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		396	401

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		1,700	1,718

SCCU Auto Receivables Trust
5.700% due 10/16/2028		1,300	1,318
5.700% due 08/15/2029		600	611

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		4,460	4,499

United Auto Credit Securitization Trust
6.170% due 08/10/2026		227	227

			47,006

CMBS OTHER 1.1%

ACREC Ltd.
5.640% due 10/16/2036 •		1,263	1,264

BSPRT Issuer Ltd.
5.832% due 12/15/2038 •		1,783	1,787
6.693% due 07/15/2039 •		2,573	2,583

BXMT Ltd.
5.896% due 11/15/2037 •		3,842	3,806

KREF Ltd.
5.816% due 02/17/2039 •		1,373	1,380

LCCM Trust
5.712% due 12/13/2038 •		297	297
5.962% due 11/15/2038 •		1,616	1,623

LoanCore Issuer Ltd.
5.812% due 11/15/2038 •		1,519	1,527

MF1 LLC
6.103% due 03/19/2039 •		2,500	2,507

MF1 Ltd.
5.716% due 02/19/2037 •		10,670	10,671
6.196% due 12/15/2035 •		1,931	1,934

PFP Ltd.
6.315% due 09/17/2039 •		5,951	6,001

Ready Capital Mortgage Financing LLC
6.891% due 10/25/2039 •		3,747	3,773

58	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Commercial Mortgage Trust
5.690% due 04/18/2038 •	$6,565	$6,562

TPG Real Estate Finance Issuer Ltd.
5.696% due 03/15/2038 •	3,808	3,810
6.032% due 02/15/2039 •	4,840	4,875

		54,400

HOME EQUITY OTHER 3.1%

ABFC Trust
4.733% due 10/25/2036 •	1,027	933
4.933% due 09/25/2036 •	3,913	3,839

ACE Securities Corp. Home Equity Loan Trust
4.953% due 10/25/2036 •	4,312	1,622

Aegis Asset-Backed Securities Trust
5.173% due 08/25/2035 •	83	81

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.922% due 06/25/2033 •	3,702	3,417

Argent Securities Trust
4.833% due 03/25/2036 •	3,153	2,871

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.913% due 01/25/2036 •	4,578	4,362

Asset-Backed Securities Corp. Home Equity Loan Trust
5.158% due 11/25/2035 •	1,407	1,393
5.263% due 06/25/2034 •	2,177	2,162
5.278% due 04/25/2034 •	623	625
7.737% due 08/15/2032 •	279	263

Bear Stearns Asset-Backed Securities Trust
4.913% due 11/25/2036 •	3,200	3,046
5.275% due 03/25/2034 •	1,765	1,793
5.428% due 12/25/2034 •	1,481	1,474
5.578% due 03/25/2035 •	176	175

Carrington Mortgage Loan Trust
4.613% due 10/25/2036 •	2,263	1,799
4.713% due 02/25/2037 •	3,638	3,407
5.503% due 05/25/2035 •	3,281	3,152

CIT Mortgage Loan Trust
5.953% due 10/25/2037 •	3,987	4,011

Citigroup Mortgage Loan Trust
4.713% due 03/25/2037 •	204	180
4.773% due 09/25/2036 •	1,048	789
5.128% due 10/25/2035 •	300	294

Countrywide Asset-Backed Certificates Trust
4.653% due 06/25/2047 •	6,925	5,990
4.733% due 06/25/2035 •	2,604	2,331
4.733% due 05/25/2037 •	2,420	2,268
4.893% due 09/25/2037 •	1,326	1,360
4.913% due 04/25/2047 •	6,224	5,698

EMC Mortgage Loan Trust
5.553% due 08/25/2040 •	939	936

Fremont Home Loan Trust
5.323% due 11/25/2034 •	5,056	4,470
5.503% due 11/25/2034 •	335	312

GSAA Home Equity Trust
4.893% due 03/25/2047 •	2,750	957

GSAMP Trust
5.233% due 07/25/2045 •	1,047	1,046

Home Equity Mortgage Loan Asset-Backed Trust
4.643% due 07/25/2037 •	7,507	2,979
4.693% due 11/25/2036 •	6,129	4,854

JP Morgan Mortgage Acquisition Corp.
5.038% due 05/25/2035 •	1,136	1,122

JP Morgan Mortgage Acquisition Trust
4.006% due 07/25/2036 •	1,510	1,411
5.023% due 07/25/2036 •	1,100	1,074

Long Beach Mortgage Loan Trust
5.503% due 06/25/2035 •	3,501	3,397
5.603% due 09/25/2034 •	705	713

Merrill Lynch Mortgage Investors Trust
3.770% due 02/25/2037 þ	11,934	1,357

Morgan Stanley ABS Capital, Inc. Trust
4.523% due 10/25/2036 •	69	30
4.583% due 01/25/2037 •	1,650	744

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.593% due 05/25/2037 •	$103	$91
4.603% due 10/25/2036 •	274	140
4.673% due 11/25/2036 •	2,684	1,256
4.953% due 07/25/2036 •	1,427	520
4.953% due 08/25/2036 •	12,711	6,316
5.113% due 11/25/2035 •	4,273	4,114
5.233% due 01/25/2035 •	72	72
5.368% due 07/25/2034 •	588	607
5.703% due 07/25/2037 •	6,420	5,572

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	2,691	881

New Century Home Equity Loan Trust
5.338% due 08/25/2034 •	611	632

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.218% due 05/25/2035 •	834	823

Option One Mortgage Loan Trust
4.633% due 04/25/2037 •	2,111	1,007
4.733% due 07/25/2036 •	1,890	1,088

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	827	831
6.147% due 06/25/2044 þ	4,082	4,116

Renaissance Home Equity Loan Trust
4.833% due 11/25/2035 •	769	683
5.586% due 11/25/2036 þ	662	219
5.608% due 05/25/2036 þ	13,820	5,904
5.812% due 11/25/2036 þ	12,195	4,206
5.893% due 06/25/2037 þ	2,722	679
6.115% due 08/25/2036 þ	8,664	3,336
6.120% due 11/25/2036 þ	1,166	424

Residential Asset Mortgage Products Trust
4.963% due 03/25/2036 •	1,074	1,048

Residential Asset Securities Corp. Trust
4.673% due 02/25/2037 •	3,771	3,631

Saxon Asset Securities Trust
0.454% due 05/25/2035 •	595	467
0.916% due 03/25/2035 •	214	191
6.178% due 12/26/2034 •	1,773	1,381
6.203% due 12/25/2037 •	455	428

Securitized Asset-Backed Receivables LLC Trust
5.233% due 02/25/2034 •	1,841	1,865

Soundview Home Loan Trust
4.703% due 07/25/2037 •	3,288	2,680

Structured Asset Investment Loan Trust
4.798% due 07/25/2036 •	4,472	2,568
5.083% due 11/25/2035 •	1,641	1,597
5.158% due 03/25/2034 •	1,568	1,584
5.953% due 11/25/2034 •	2,441	2,596

Structured Asset Securities Corp. Mortgage Loan Trust
5.323% due 07/25/2035 •	724	772
5.488% due 07/25/2035 •	2,915	2,932

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	818	824

WaMu Asset-Backed Certificates WaMu Trust
4.678% due 05/25/2037 •	1,711	1,575

Wells Fargo Home Equity Asset-Backed Securities Trust
5.203% due 12/25/2035 •	2,236	2,218
7.003% due 04/25/2035 •	131	132

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.053% due 04/25/2034 •	55	54

		156,797

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.773% due 01/25/2037 •	1,738	963

WHOLE LOAN COLLATERAL 0.8%

Citigroup Mortgage Loan Trust
4.271% due 05/25/2036 þ	4,025	1,450
5.353% due 01/25/2036 •	1,780	1,746

First Franklin Mortgage Loan Trust
4.673% due 12/25/2037 •	2,030	1,936
4.773% due 10/25/2036 •	3,009	1,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.053% due 11/25/2035 •	$185	$178
5.278% due 05/25/2034 •	1,140	1,116
5.638% due 12/25/2034 •	1,475	1,461
5.878% due 10/25/2034 •	768	768

GSAMP Trust
5.203% due 01/25/2034 •	748	735
6.328% due 08/25/2034 •	4,885	4,192

Lehman XS Trust
4.404% due 06/25/2036 þ	1,507	1,437
6.260% due 11/25/2035 þ	2,994	1,326

PRET LLC
4.744% due 07/25/2051 þ	935	930
4.868% due 07/25/2051 þ	2,728	2,726
4.992% due 02/25/2061 þ	1,014	1,015
5.487% due 10/25/2051 ~	874	874
7.021% due 02/25/2054 þ	7,495	7,532

PRPM LLC
3.720% due 02/25/2027 þ	3,258	3,252

Residential Asset Mortgage Products Trust
4.498% due 03/25/2032 •	809	695

Securitized Asset-Backed Receivables LLC Trust
5.033% due 12/25/2035 •	1,286	1,249

Specialty Underwriting & Residential Finance Trust
4.753% due 09/25/2037 •	5,763	3,906

		40,490

OTHER ABS 6.7%

522 Funding CLO Ltd.
5.919% due 10/20/2031 •	2,338	2,341

AASET Trust
2.798% due 01/15/2047	2,112	1,925
3.844% due 01/16/2038	1,219	930

ACHV ABS Trust
5.900% due 04/25/2031	188	190

AGL CLO Ltd.
6.079% due 07/20/2034 •	4,500	4,508

ALESCO Preferred Funding Ltd.
4.929% due 12/23/2036 •	198	196
5.349% due 09/23/2038 •	2,090	1,991

Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •	2,000	2,000
6.317% due 04/20/2037 •	9,100	9,165

Apex Credit CLO Ltd.
6.417% due 04/20/2036 •	4,900	4,948

Apidos CLO
6.009% due 07/16/2031 •	2,095	2,099

APL Finance DAC
7.000% due 07/21/2031	4,532	4,576

Ares CLO Ltd.
5.703% due 10/28/2034 •	4,200	4,213
5.967% due 04/17/2033 •	6,700	6,713

Ascent Education Funding Trust
6.140% due 10/25/2050	601	607

Atlantic Avenue Ltd.
5.576% due 01/20/2035 •	5,800	5,799

Atlas Senior Loan Fund Ltd.
6.059% due 01/16/2030 •	274	274
6.076% due 10/24/2031 •	2,657	2,658

Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(c)	1,800	1,800
5.759% due 10/20/2034 •	7,440	7,456
6.127% due 07/16/2034 •	1,000	1,001
6.297% due 07/16/2034 •	1,500	1,506

Ballyrock CLO Ltd.
6.009% due 07/20/2034 •	6,000	6,009

Benefit Street Partners CLO Ltd.
5.967% due 04/20/2034 •	6,400	6,415

Birch Grove CLO Ltd.
6.237% due 07/17/2037 •	8,300	8,386

BlueMountain CLO Ltd.
5.816% due 10/25/2030 •	3,000	3,006

Canyon CLO Ltd.
5.514% due 07/15/2034 •	2,000	2,000

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	59

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Automotive LLC
5.750% due 09/15/2053	$4,750	$4,796

Capital Street Master Trust
5.948% due 10/16/2028 •	7,500	7,507

Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •	5,600	5,601
5.728% due 08/14/2030 •	946	947

Carlyle U.S. CLO Ltd.
5.806% due 10/15/2031 •	2,501	2,506

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043	275	262

CBAM Ltd.
5.929% due 04/17/2031 •	1,816	1,820

Daimler Trucks Retail Trust
5.390% due 01/15/2030	2,500	2,514

Diameter Capital CLO Ltd.
6.266% due 04/15/2037 •	8,900	8,917

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049	600	561

Diamond Issuer
2.305% due 11/20/2051	1,800	1,671

Dryden Senior Loan Fund
5.767% due 10/19/2029 •	3,590	3,597
5.806% due 07/15/2030 •	3,701	3,709
5.898% due 04/15/2028 •	594	595
5.938% due 04/15/2029 •	2,190	2,194

ECMC Group Student Loan Trust
5.683% due 01/27/2070 •	2,555	2,552

Elevation CLO Ltd.
5.467% due 07/25/2034 •(c)	3,500	3,500
5.926% due 01/25/2035 •	1,300	1,309

Fortress Credit Bsl Ltd.
5.649% due 07/23/2032 •	4,600	4,614

Galaxy CLO Ltd.
5.888% due 10/15/2030 •	202	202

GoldenTree Loan Management U.S. CLO Ltd.
5.785% due 04/24/2031 •	5,496	5,503

GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	505
5.870% due 06/25/2059	2,700	2,733
5.880% due 06/25/2059	1,652	1,662

Greywolf CLO Ltd.
6.183% due 04/22/2033 •	4,100	4,114

Home Partners of America Trust
2.200% due 01/17/2041	1,726	1,546

Horizon Aircraft Finance Ltd.
3.721% due 07/15/2039	2,726	2,591

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	1,819	1,762

KKR CLO Ltd.
5.868% due 07/15/2030 •	2,952	2,956
6.049% due 07/20/2034 •	3,520	3,525
6.087% due 02/09/2035 •	6,200	6,227

LCM LP
5.879% due 07/20/2030 •	1,377	1,379

LCM Ltd.
5.717% due 07/20/2030 •	829	829

Lunar Aircraft Ltd.
3.376% due 02/15/2045	1,393	1,342

Marble Point CLO Ltd.
5.817% due 01/20/2032 •	447	447
5.958% due 10/15/2030 •	444	444

METAL LLC
4.581% due 10/15/2042	2,364	1,598

Mountain View ClO Ltd.
6.077% due 10/15/2034 •	5,000	5,008

Nassau Ltd.
6.168% due 01/15/2030 •	90	90

Navient Private Education Loan Trust
5.962% due 07/16/2040 •	653	655

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	723	672
1.330% due 04/15/2069	2,426	2,197

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
7.230% due 03/15/2072	$1,600	$1,649

Nelnet Student Loan Trust
6.640% due 02/20/2041	3,181	3,227

Neuberger Berman Loan Advisers CLO Ltd.
5.919% due 04/20/2031 •	3,138	3,140

Ocean Trails CLO
5.956% due 10/15/2034 •	2,000	2,006

Octagon Investment Partners Ltd.
5.767% due 10/20/2030 •	2,185	2,189

OFSI BSL X Ltd.
5.824% due 04/20/2034 •	3,000	3,006

OneMain Financial Issuance Trust
5.840% due 09/15/2036	10,200	10,415

Oportun Issuance Trust
5.860% due 02/09/2032	1,065	1,068
6.334% due 04/08/2031	130	131

Pagaya AI Debt Selection Trust
5.331% due 01/15/2032	993	996
6.093% due 11/15/2031	389	393
6.258% due 10/15/2031	1,392	1,401
6.319% due 08/15/2031	598	604
6.660% due 07/15/2031	221	224
7.600% due 12/16/2030	731	735
8.954% due 07/15/2030 ~	158	159

Palmer Square Loan Funding Ltd.
5.718% due 10/15/2029 •	1,300	1,301

Pikes Peak CLO
5.852% due 10/11/2034 •	6,500	6,518

Raptor Aircraft Finance LLC
4.213% due 08/23/2044	1,853	1,634

Reach ABS Trust
5.840% due 07/15/2031	1,500	1,507
5.880% due 07/15/2031	1,079	1,085
6.300% due 02/18/2031	308	310

Sandstone Peak Ltd.
5.936% due 10/15/2034 •	6,300	6,323

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040	509	497

Saranac CLO Ltd.
5.797% due 08/13/2031 •	3,929	3,940

Slam Ltd.
5.335% due 09/15/2049	2,854	2,805

SLM Private Credit Student Loan Trust
4.890% due 12/15/2039 •	1,731	1,687
4.930% due 12/15/2038 •	255	249

SLM Private Education Loan Trust
9.262% due 10/15/2041 •	2,530	2,624

SLM Student Loan Trust
6.195% due 04/25/2049	192	192
6.345% due 07/25/2049	1,868	1,853
7.145% due 01/27/2025	682	684

SMB Private Education Loan Trust
5.303% due 09/15/2054 •	1,812	1,805
5.380% due 01/15/2053	531	533
5.948% due 10/16/2056 •	1,150	1,160

Sound Point CLO Ltd.
5.867% due 07/25/2030 •	1,764	1,766
6.088% due 07/15/2034 •	5,700	5,711
6.089% due 07/20/2032 •	13,000	13,029

Stonepeak ABS
2.301% due 02/28/2033	451	433

Symphony CLO Ltd.
5.826% due 01/23/2032 •	871	874

TCW CLO Ltd.
5.784% due 08/16/2034 •	5,600	5,613

Trinitas CLO Ltd.
5.466% due 10/20/2033 •	2,900	2,900
5.996% due 04/25/2033 •	6,300	6,307

Venture CLO Ltd.
5.491% due 10/20/2034 •	2,000	2,000
5.775% due 09/07/2030 •	5,627	5,639
5.869% due 07/20/2030 •	2,397	2,402
5.929% due 07/20/2030 •	2,100	2,104
5.978% due 07/15/2031 •	3,474	3,481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Master Trust
5.350% due 09/22/2031	$7,000	$7,162

Vertical Bridge Holdings LLC
3.706% due 02/15/2057	2,400	2,095

Voya CLO Ltd.
5.918% due 10/15/2030 •	1,084	1,086

WAVE LLC
3.597% due 09/15/2044	2,820	2,650

Whitehorse Ltd.
6.168% due 10/15/2031 •	4,082	4,090

		337,263

Total Asset-Backed Securities (Cost $671,361)		647,618

SOVEREIGN ISSUES 0.2%

Brazil Government International Bond
6.125% due 03/15/2034	8,500	7,948

Mexico Government International Bond
5.750% due 10/12/2110	4,000	3,077

Total Sovereign Issues (Cost $12,578)		11,025

	SHARES
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.4%

American AgCredit Corp.
5.250% due 06/15/2026 •(g)	4,000,000	3,948

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)	3,300,000	3,287

CoBank ACB
4.250% due 01/01/2027 •(g)	1,700,000	1,624
7.250% due 07/01/2029 •(g)	10,000,000	10,258

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(g)	4,250,000	4,219

		23,336

INDUSTRIALS 0.0%

SVB Financial Trust
0.000% due 11/07/2032 (e)	112,000	2

UTILITIES 0.1%

Energy Transfer LP
6.750% due 05/15/2025 •(g)	3,000,000	2,981

Total Preferred Securities (Cost $29,103)		26,319

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS (k) 4.3%
		218,900

U.S. TREASURY BILLS 0.1%
4.559% due 01/16/2025 - 02/06/2025 (d)(e)	$3,765	3,753

Total Short-Term Instruments (Cost $222,652)		222,653

Total Investments in Securities (Cost $6,192,733)		6,112,144

	SHARES
INVESTMENTS IN AFFILIATES 2.5%

MUTUAL FUNDS (i) 2.5%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	250,000	25,085

60	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)

PIMCO Preferred And Capital Securities Active ETF	744,835	$37,450

PIMCO Senior Loan Active Exchange-Traded Fund	1,295,025	66,176

Total Mutual Funds (Cost $126,648)		128,711

Total Investments in Affiliates (Cost $126,648)		128,711

Total Investments 123.5% (Cost $6,319,381)		$6,240,855

Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $(127))		(325)

Other Assets and Liabilities, net (23.5)%		(1,189,092)

Net Assets 100.0%		$5,051,438

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Institutional Class Shares of each Fund.

(j) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust	3.050%	08/01/2052	12/26/2024	$37,000	$37,000	0.73%
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,200	1,190	0.02
Deloitte LLP	5.410	01/30/2037	10/30/2024	500	487	0.01
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,085	0.02
Deloitte LLP	5.790	01/30/2040	10/30/2024	900	873	0.02
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	868	0.02
Morgan Stanley	0.000	04/02/2032	02/11/2020	8,010	5,860	0.12

				$49,610	$47,363	0.94%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.550%	12/31/2024	01/02/2025	$28,800	U.S. Treasury Notes 4.250% due 06/30/2029	$(29,334)	$28,800	$28,807
	4.550	01/02/2025	01/03/2025	102,500	U.S. Treasury Notes 4.250% due 02/28/2029	(104,539)	102,500	102,500
JPS	4.700	12/31/2024	01/02/2025	87,600	U.S. Treasury Notes 4.625% due 02/28/2026	(89,399)	87,600	87,623

Total Repurchase Agreements						$(223,272)	$218,900	$218,930

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	61

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	4.250%	12/20/2024	01/31/2025	$(6,458)	$(6,468)

Total Reverse Repurchase Agreements					$(6,468)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (13.2)%
Uniform Mortgage-Backed Security, TBA	6.000%	02/01/2055	$547,000	$(549,322)	$(549,094)
Uniform Mortgage-Backed Security, TBA	6.500	02/01/2055	116,000	(118,593)	(118,306)

Total Short Sales (13.2)%				$(667,915)	$(667,400)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$131,307	$0	$0	$0	$131,307	$(133,873)	$(2,566)
JPS	87,623	(6,468)	0	0	81,155	(82,670)	(1,515)

Total Borrowings and Other Financing Transactions	$218,930	$(6,468)	$0	0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(6,468)	$0	$(6,468)

Total Borrowings	$0	$0	$(6,468)	$0	$(6,468)

Payable for reverse repurchase agreements					$(6,468)

(l)	Securities with an aggregate market value of $6,729 have been pledged as collateral under the terms of the above master agreements as of December 31, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(35,523) at a weighted average interest rate of 4.536%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Long Gilt March Futures	03/2025	295	$	34,128	$(688)	$210	$0
U.S. Treasury 2-Year Note March Futures	03/2025	2,909		598,118	(713)	0	(45)
U.S. Treasury 5-Year Note March Futures	03/2025	1,652		175,615	(806)	0	(155)
U.S. Treasury 10-Year Note March Futures	03/2025	5,318		578,333	(5,811)	0	(1,163)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	571		63,559	(1,363)	0	(143)

Total Futures Contracts					$(9,381)	$210	$(1,506)

62	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.411%	$	3,400	$335	$(105)	$230	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.564		1,500	15	(5)	10	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.616		5,300	57	(17)	40	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.276	EUR	200	4	0	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.409	$	2,000	20	3	23	1	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	0.510		1,000	8	4	12	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.187		1,100	12	(3)	9	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.760		300	33	(3)	30	0	0
Valeo SA	1.000	Quarterly	06/20/2026	0.863	EUR	1,800	(11)	15	4	0	0
Valeo SA	1.000	Quarterly	06/20/2028	1.737		2,500	(125)	63	(62)	0	(5)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.330	$	900	10	(1)	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		5,600	68	3	71	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478		1,200	16	5	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		300	4	2	6	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.208		2,600	42	(2)	40	0	0

							$488	$(41)	$447	$2	$(7)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$	93,500	$0	$2,890	$2,890	$49	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		93,500	0	2,820	2,820	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		120,700	0	3,638	3,638	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		46,800	0	2,128	2,128	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		155,700	0	7,060	7,060	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		20,500	(62)	484	422	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		10,400	(35)	244	209	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		4,400	(17)	114	97	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,400	(15)	187	172	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		10,100	(37)	400	363	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,100	(33)	488	455	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		10,100	(35)	474	439	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,400	(16)	204	188	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,100	(36)	520	484	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		10,000	(36)	499	463	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		4,400	(15)	216	201	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,400	(16)	197	181	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,400	(16)	217	201	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		4,400	(16)	213	197	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		4,400	(16)	201	185	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		10,100	(41)	465	424	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		4,400	(16)	185	169	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,400	(17)	231	214	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		4,400	(16)	226	210	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,000	(20)	307	287	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		4,400	(17)	268	251	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,200	(11)	169	158	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,100	(44)	727	683	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		4,400	(16)	331	315	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		4,400	(16)	325	309	7	0

							$(615)	$26,428	$25,813	$605	$0

Total Swap Agreements							$(127)	$26,387	$26,260	$607	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$210	$607	$817	$0	$(1,506)	$(7)	$(1,513)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	63

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

(n)

Securities with an aggregate market value of $51,317 and cash of $6,855 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	01/2025	CAD	4,311		$3,074	$73	$0

BRC	01/2025		$7,633	TRY	281,694	143	0
	02/2025		1,175		44,719	21	0
	03/2025		7,744		297,033	79	0

MBC	01/2025	EUR	400		$421	7	0
	01/2025	GBP	481		602	0	0

SCX	01/2025		2,776		3,523	48	0

Total Forward Foreign Currency Contracts						$371	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$73	$0	$0	$73	$0	$0	$0	$0	$73	$0	$73
BRC	243	0	0	243	0	0	0	0	243	(260)	(17)
MBC	7	0	0	7	0	0	0	0	7	0	7
SCX	48	0	0	48	0	0	0	0	48	0	48

Total Over the Counter	$371	$0	$0	$371	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

64	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$210	$210
Swap Agreements	0	2	0	0	605	607

	$0	$2	$0	$0	$815	$817

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$371	$0	$371

	$0	$2	$0	$371	$815	$1,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,506	$1,506
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$0	$1,506	$1,513

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$94	$94
Futures	0	0	0	0	(30,630)	(30,630)
Swap Agreements	0	355	0	0	(220)	135

	$0	$355	$0	$0	$(30,756)	$(30,401)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,736	$0	$1,736
Purchased Options	0	0	0	0	401	401
Written Options	0	0	0	0	1,530	1,530
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$1,736	$1,931	$3,668

	$0	$356	$0	$1,736	$(28,825)	$(26,733)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	(11,766)	(11,766)
Swap Agreements	0	(98)	0	0	27,485	27,387

	$0	$(98)	$0	$0	$15,718	$15,620

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$365	$0	$365
Written Options	0	0	0	0	(210)	(210)

	$0	$0	$0	$365	$(210)	$155

	$0	$(98)	$0	$365	$15,508	$15,775

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	65

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,164	$8,741	$14,905
Corporate Bonds & Notes
Banking & Finance	0	819,434	4,503	823,937
Industrials	0	266,067	0	266,067
Utilities	0	85,346	0	85,346
Municipal Bonds & Notes
California	0	8,124	0	8,124
Illinois	0	5,700	0	5,700
Minnesota	0	12,051	0	12,051
New York	0	504	0	504
Texas	0	3,328	0	3,328
West Virginia	0	3,920	0	3,920
U.S. Government Agencies	0	2,886,691	0	2,886,691
U.S. Treasury Obligations	0	740,949	0	740,949
Non-Agency Mortgage-Backed Securities	0	303,170	49,837	353,007
Asset-Backed Securities
Automobile ABS Other	0	10,699	0	10,699
Automobile Sequential	0	47,006	0	47,006
CMBS Other	0	54,400	0	54,400
Home Equity Other	0	156,797	0	156,797
Home Equity Sequential	0	963	0	963
Whole Loan Collateral	0	40,490	0	40,490
Other ABS	0	337,263	0	337,263
Sovereign Issues	0	11,025	0	11,025
Preferred Securities
Banking & Finance	0	23,336	0	23,336
Industrials	0	2	0	2
Utilities	0	2,981	0	2,981

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short-Term Instruments
Repurchase Agreements	$0	$218,900	$0	$218,900
U.S. Treasury Bills	0	3,753	0	3,753

	$0	$6,049,063	$63,081	$6,112,144

Investments in Affiliates, at Value
Mutual Funds	128,711	0	0	128,711

Total Investments	$128,711	$6,049,063	$63,081	$6,240,855

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(667,400)	$0	$(667,400)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	210	607	0	817
Over the counter	0	371	0	371

	$210	$978	$0	$1,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,513)	$0	$(1,513)

Total Financial Derivative Instruments	$210	$(535)	$0	$(325)

Totals	$128,921	$5,381,128	$63,081	$5,573,130

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$13,417	$0	$(4,683)	$3	$10	$(6)	$0	$0	$8,741	$(40)
Corporate Bonds & Notes
Banking & Finance	268	4,600	0	0	0	(105)	0	(260)	4,503	(96)
Non-Agency Mortgage-Backed Securities	9,958	40,500	(38)	61	2	25	0	(671)	49,837	(8)
Asset-Backed Securities
Whole Loan Collateral	185	0	(14)	1	1	5	0	(178)	0	0

Totals	$23,828	$45,100	$(4,735)	$65	$13	$(81)	$0	$(1,109)	$63,081	$(144)

66	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,404	Indicative Market Quotation	Broker Quote	92.124	—
	4,337	Third Party Vendor	Broker Quote	99.750	—
Corporate Bonds & Notes
Banking & Finance	4,503	Proxy Pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	9,337	Discounted Cash Flow	Discount Rate	6.958-9.238	7.512
	37,000	Other Valuation Techniques(2)	—	—	—
	3,500	Recent Transaction	Purchase Price	99.999	—

Total	$63,081

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	67

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.9%

CORPORATE BONDS & NOTES 32.2%

BANKING & FINANCE 21.4%

ABN AMRO Bank NV
5.449% (SOFRINDX + 1.000%) due 12/03/2028 ~	$2,700	$2,703
6.575% due 10/13/2026 •	2,200	2,224

American Tower Corp.
5.000% due 01/31/2030	1,600	1,591

Athene Global Funding
5.395% (SOFRINDX + 0.715%) due 01/07/2025 ~	1,000	1,000
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~	1,000	1,003
5.516% due 03/25/2027	2,000	2,024
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~	4,582	4,610

Aviation Capital Group LLC
1.950% due 01/30/2026	1,131	1,096
4.875% due 10/01/2025	1,000	999

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	800	797

Bank of America Corp.
4.827% due 07/22/2026 •	5,000	5,001
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~	3,000	3,008

Banque Federative du Credit Mutuel SA
5.552% (SOFRINDX + 1.070%) due 02/16/2028 ~	8,400	8,447
5.718% (SOFRRATE + 1.130%) due 01/23/2027 ~	550	555

Barclays PLC
2.852% due 05/07/2026 •	800	794
4.375% due 01/12/2026	400	398

BNP Paribas SA
3.375% due 01/09/2025	7,000	6,998

BPCE SA
2.375% due 01/14/2025	582	582
6.612% due 10/19/2027 •	2,400	2,460

Brighthouse Financial Global Funding
1.550% due 05/24/2026	2,445	2,334

Danske Bank AS
6.466% due 01/09/2026 •	8,378	8,380

Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,625	10,562
5.125% due 06/16/2025	1,839	1,838

GA Global Funding Trust
6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	3,008

General Motors Financial Co., Inc.
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~	5,300	5,313

HSBC Holdings PLC
6.034% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,884

ING Groep NV
1.400% due 07/01/2026 •	7,000	6,878
3.869% due 03/28/2026 •	1,500	1,496

JPMorgan Chase & Co.
2.005% due 03/13/2026 •	3,000	2,983
2.595% due 02/24/2026 •	1,000	997

KKR Financial Holdings LLC
5.400% due 05/23/2033	5,500	5,244

Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,491
4.450% due 05/08/2025	425	424

Mitsubishi UFJ Financial Group, Inc.
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~	3,500	3,503
5.541% due 04/17/2026 •	6,800	6,811

Morgan Stanley
4.679% due 07/17/2026 •	5,000	4,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~	$4,000	$4,006

NatWest Markets PLC
5.460% due 05/17/2027 ~	4,700	4,718

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	4,745	4,463

Nomura Holdings, Inc.
1.851% due 07/16/2025	2,350	2,312
5.099% due 07/03/2025	3,692	3,695
5.709% due 01/09/2026	2,300	2,317
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~	600	605

Pacific Life Global Funding
5.062% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,501

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •	3,700	3,658

Santander U.K. PLC
4.496% due 12/12/2027	3,800	3,789

SBA Tower Trust
4.831% due 10/15/2029	1,600	1,565

Societe Generale SA
2.226% due 01/21/2026 •	2,000	1,997

Standard Chartered PLC
3.971% due 03/30/2026 •	2,300	2,292
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,013

UBS Group AG
4.488% due 05/12/2026 •	12,000	11,974
6.373% due 07/15/2026 •	1,900	1,914

VICI Properties LP
4.375% due 05/15/2025	1,700	1,697

Wells Fargo & Co.
2.188% due 04/30/2026 •	1,300	1,288
4.540% due 08/15/2026 •	4,300	4,292

		181,528

INDUSTRIALS 8.9%

American Airlines Pass-Through Trust
4.000% due 01/15/2027	347	343

Bayer U.S. Finance LLC
4.250% due 12/15/2025	4,600	4,571
4.375% due 12/15/2028	1,500	1,444
6.125% due 11/21/2026	2,200	2,243

Berry Global, Inc.
4.875% due 07/15/2026	1,731	1,725

Boeing Co.
2.196% due 02/04/2026	2,400	2,329
2.750% due 02/01/2026	300	293
6.259% due 05/01/2027	600	615

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	700	693

Canadian Pacific Railway Co.
3.125% due 06/01/2026	700	684

DAE Funding LLC
2.625% due 03/20/2025	4,700	4,665

Dell International LLC
4.900% due 10/01/2026	1,700	1,706

Energy Transfer LP
2.900% due 05/15/2025	9,070	9,002

Flex Ltd.
4.750% due 06/15/2025	5,000	4,992

HCA, Inc.
5.375% due 02/01/2025	6,091	6,092
7.690% due 06/15/2025	4,500	4,554

Illumina, Inc.
5.800% due 12/12/2025	1,700	1,713

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	750	739

Ooredoo International Finance Ltd.
5.000% due 10/19/2025	2,339	2,342

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
3.625% due 10/14/2025	$8,842	$8,701

Sands China Ltd.
5.125% due 08/08/2025	2,800	2,790

SK Hynix, Inc.
1.500% due 01/19/2026	3,100	2,990

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	2,100	2,094

Uber Technologies, Inc.
6.250% due 01/15/2028	8,500	8,579

		75,899

UTILITIES 1.9%

AES Corp.
1.375% due 01/15/2026	600	578
3.300% due 07/15/2025	2,400	2,381

Enel Finance International NV
5.125% due 06/26/2029	1,000	1,000
7.050% due 10/14/2025	2,500	2,541

FirstEnergy Corp.
3.900% due 07/15/2027	901	878

Pacific Gas & Electric Co.
4.950% due 06/08/2025	3,500	3,502
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	5,000	5,009

		15,889

Total Corporate Bonds & Notes (Cost $273,005)		273,316

MUNICIPAL BONDS & NOTES 0.7%

LOUISIANA 0.7%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.085% (US0003M + 0.300%) due 02/15/2036 ~	6,500	6,020

Total Municipal Bonds & Notes (Cost $5,998)		6,020

U.S. GOVERNMENT AGENCIES 17.7%

Fannie Mae
2.552% due 12/25/2026 ~	973	937
2.961% due 02/25/2027 ~	2,029	1,962
3.061% due 06/25/2027 ~	654	632
4.000% due 06/01/2042 - 03/01/2047	399	377
5.000% due 07/01/2033 - 07/01/2044	1,037	1,007
5.150% due 05/01/2035	34	34
5.350% due 02/01/2035 - 01/01/2038	263	261
5.450% due 04/01/2036	78	78
5.500% due 12/01/2031 - 03/01/2050	863	857
5.650% due 01/25/2055 «•	4,200	4,197
5.669% due 12/25/2054 •	1,570	1,569
5.700% due 01/25/2055 •	3,400	3,388
5.732% due 06/25/2054 •	3,300	3,294
5.748% due 01/25/2055 •	4,200	4,189
5.800% due 01/25/2055 •	2,300	2,296
6.000% due 09/01/2028 - 04/01/2048	574	579
6.500% due 07/01/2036 - 09/01/2048	282	288

Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	2	2
2.500% due 10/25/2048	131	116
5.000% due 10/01/2033 - 02/01/2038	255	255
5.400% due 09/01/2037 - 11/01/2038	305	306
5.500% due 08/01/2033 - 06/01/2047	956	962

68	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 06/01/2037 - 07/01/2037	$75	$75
5.719% due 12/25/2054 •	3,230	3,241
5.748% due 01/25/2055 •	6,100	6,115
5.800% due 01/25/2055 •	1,000	1,002
5.819% due 05/25/2054 •	2,909	2,933
6.000% due 09/01/2031 - 05/01/2033	22	23
6.500% due 11/01/2036 - 10/17/2038	253	257
7.000% due 05/01/2029	10	10

Ginnie Mae
2.500% due 10/20/2049	106	92
3.000% due 11/20/2046	77	66
3.500% due 05/20/2042	55	48
3.700% due 04/15/2042	101	94
3.740% due 03/20/2042 - 07/20/2042	71	64
3.750% due 04/15/2042 - 03/20/2044	124	115
4.000% due 04/20/2040 - 06/20/2043	521	482
4.500% due 08/20/2038 - 11/20/2048	345	330
5.350% due 12/15/2036 - 01/15/2038	235	237
5.355% due 10/20/2072 •	932	930
5.400% due 06/20/2039	79	79
5.500% due 03/20/2034 - 08/20/2041	316	315
5.505% due 01/20/2074 - 07/20/2074 •	6,634	6,716
5.512% due 08/16/2039 •	3	3
5.585% due 09/20/2073 •	7,629	7,728
5.605% due 05/20/2073 •	10,890	11,056
6.000% due 09/20/2038	37	37
6.500% due 10/15/2027 - 07/20/2039	29	30
7.000% due 05/15/2026 - 06/20/2039	545	552

Uniform Mortgage-Backed Security
4.750% due 09/01/2034 - 04/01/2036	288	281
5.340% due 09/01/2029	39	39
6.000% due 06/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055	14,800	13,533
5.000% due 01/01/2055	20,700	19,980
6.000% due 02/01/2055	45,400	45,574

Total U.S. Government Agencies (Cost $149,976)		149,624

U.S. TREASURY OBLIGATIONS 12.0%

U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025 (d)	92,645	92,091
2.125% due 04/15/2029	9,491	9,505

Total U.S. Treasury Obligations (Cost $100,906)		101,596

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%

AG Trust
6.413% due 07/15/2041 •	3,400	3,416

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	368	349

Bear Stearns ALT-A Trust
4.773% due 02/25/2034 •	523	489
5.515% due 05/25/2035 ~	17	16

Beneria Cowen & Pritzer Collateral Funding Corp.
5.311% due 06/15/2038 •	5,600	5,209

BFLD Trust
5.662% due 10/15/2035 •	2,000	1,517

BWAY Mortgage Trust
5.762% due 09/15/2036 •	3,000	2,846

BX Trust
5.211% due 01/15/2034 •	1,448	1,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
6.817% due 02/25/2037 ~	261	251

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.653% due 01/25/2036 •	$23	$21
4.683% due 10/25/2035 •	140	133
4.753% due 08/25/2035 •	15	14

Citigroup Commercial Mortgage Trust
5.692% due 10/15/2036 •	1,950	1,941

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •	3,493	3,245

Countrywide Alternative Loan Trust
4.733% due 06/25/2037 •	51	45

DROP Mortgage Trust
5.661% due 10/15/2043 •	6,000	5,702

Extended Stay America Trust
5.591% due 07/15/2038 •	4,932	4,939

First Horizon Alternative Mortgage Securities Trust
6.482% due 02/25/2035 ~	143	134

GCAT Trust
1.348% due 05/25/2066 ~	2,255	1,924
1.503% due 05/25/2066 ~	2,037	1,734
2.650% due 10/25/2068 ~	254	245
2.885% due 12/27/2066 ~	1,631	1,491

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,350	2,183
5.000% due 02/25/2052 •	3,826	3,547
5.910% due 11/25/2054 •	1,960	1,966

GSR Mortgage Loan Trust
6.687% due 09/25/2035 ~	1	1
6.770% due 08/25/2033 •	21	20

Impac CMB Trust
5.093% due 03/25/2035 •	63	61

InTown Mortgage Trust
6.886% due 08/15/2039 •	2,900	2,907

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	59	57
5.562% due 04/15/2038 •	945	945
5.895% due 12/15/2031 •	572	545

JP Morgan Mortgage Trust
5.534% due 07/25/2035 ~	154	146

Legacy Mortgage Asset Trust
4.991% due 09/25/2060 ~	113	113

MASTR Adjustable Rate Mortgages Trust
6.899% due 04/21/2034 ~	12	12

Merrill Lynch Mortgage Investors Trust
4.913% due 04/25/2029 •	78	72
6.316% due 12/25/2035 ~	138	132

MFA Trust
1.131% due 07/25/2060 ~	2,052	1,842
6.105% due 12/25/2068 þ	840	844

Morgan Stanley Mortgage Loan Trust
5.533% due 11/25/2035 •	755	757

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •	774	719

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	886	833
2.464% due 01/26/2060 ~	4,260	3,969
3.500% due 12/25/2057 ~	870	837
3.500% due 10/25/2059 ~	344	322
4.500% due 05/25/2058 ~	85	82

NYO Commercial Mortgage Trust
5.607% due 11/15/2038 •	6,000	5,890

OBX Trust
1.957% due 10/25/2061 ~	208	172
6.520% due 07/25/2063 þ	1,974	1,995

One New York Plaza Trust
5.462% due 01/15/2036 •	3,700	3,534

ONE Park Mortgage Trust
5.211% due 03/15/2036 •	3,914	3,867

PRKCM Trust
6.333% due 03/25/2059 þ	320	323

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
6.221% due 11/25/2068 þ	$587	$592

RESIMAC Premier
5.295% due 02/03/2053 •	816	816

Sequoia Mortgage Trust
4.885% due 07/20/2036 •	416	361

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	248	240

Starwood Mortgage Trust
5.612% due 04/15/2034 •	550	546

Structured Asset Mortgage Investments Trust
5.061% due 07/19/2034 •	2	2
5.141% due 09/19/2032 •	3	3

Thornburg Mortgage Securities Trust
5.465% due 04/25/2045 ~	30	29

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	626	577
2.250% due 12/25/2061 ~	2,037	1,964
3.750% due 05/25/2058 ~	1,624	1,585
5.053% due 02/25/2057 •	22	23
5.453% due 05/25/2058 •	584	598
5.453% due 10/25/2059 •	392	401

Verus Securitization Trust
5.712% due 01/25/2069 þ	1,594	1,597
6.259% due 12/25/2068 þ	3,957	3,989
6.476% due 06/25/2068 þ	2,008	2,025

WaMu Mortgage Pass-Through Certificates Trust
4.110% due 07/25/2037 ~	337	296
5.073% due 01/25/2045 •	5	5
5.253% due 06/25/2044 •	333	316
5.313% due 10/25/2045 •	51	50
5.805% due 06/25/2046 •	21	19
6.199% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $95,507)		91,836

ASSET-BACKED SECURITIES 30.4%

AUTOMOBILE SEQUENTIAL 9.5%

Ally Auto Receivables Trust
4.140% due 07/16/2029	4,000	3,974

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	8,100	8,281

Bank of America Auto Trust
5.530% due 02/15/2028	3,600	3,637

CarMax Auto Owner Trust
6.080% due 12/15/2026	3,050	3,063

Carvana Auto Receivables Trust
4.260% due 10/10/2029	5,300	5,250
5.380% due 03/12/2029	2,500	2,533
5.820% due 08/10/2028	2,700	2,734

Chase Auto Owner Trust
4.180% due 08/27/2029	800	793

Citizens Auto Receivables Trust
5.830% due 02/15/2028	5,000	5,069
5.840% due 01/18/2028	7,700	7,787

Enterprise Fleet Financing LLC
5.510% due 01/22/2029	3,671	3,690
5.760% due 10/22/2029	3,283	3,307

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	6,100	6,131

GECU Auto Receivables Trust
5.630% due 08/15/2028	2,400	2,424

GM Financial Automobile Leasing Trust
5.090% due 03/22/2027	2,500	2,516

Harley Davidson Motorcycle Trust
4.310% due 07/16/2029	4,200	4,181

Huntington Auto Trust
5.230% due 01/16/2029	3,000	3,032

LAD Auto Receivables Trust
5.610% due 08/15/2028	2,700	2,731
6.210% due 10/15/2026	795	796

Tesla Auto Lease Trust
6.130% due 09/21/2026	4,200	4,230

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	69

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	$3,000	$3,024
5.280% due 05/15/2026	1,163	1,164

World Omni Automobile Lease Securitization Trust
5.470% due 11/17/2025	18	18

		80,365

CMBS OTHER 2.1%

AREIT LLC
6.624% due 06/17/2039 •	7,200	7,219

BXMT Ltd.
5.896% due 11/15/2037 •	1,998	1,979

HERA Commercial Mortgage Ltd.
5.540% due 02/18/2038 •	1,209	1,211

LCCM Trust
5.712% due 12/13/2038 •	410	410

MF1 Ltd.
6.196% due 12/15/2035 •	522	523

MF1 Multifamily Housing Mortgage Loan Trust
5.346% due 07/15/2036 •	467	466

PFP Ltd.
6.671% due 08/19/2035 •	4,400	4,416

Ready Capital Mortgage Financing LLC
6.713% due 10/25/2039 •	983	988

VMC Finance LLC
5.590% due 06/16/2036 •	217	218

		17,430

CREDIT CARD BULLET 2.1%

Golden Credit Card Trust
4.310% due 09/15/2027	10,000	9,985

Synchrony Card Funding LLC
5.540% due 07/15/2029	8,000	8,115

		18,100

CREDIT CARD OTHER 1.2%

Trillium Credit Card Trust
5.232% due 08/26/2028 •	10,000	10,032

HOME EQUITY OTHER 0.7%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.263% due 06/25/2034 •	58	58

Bear Stearns Asset-Backed Securities Trust
5.253% due 10/27/2032 •	8	8
5.353% due 08/25/2034 •	415	404

Chase Funding Trust
5.053% due 07/25/2033 •	162	160

Countrywide Asset-Backed Certificates Trust
3.231% due 03/25/2036 •	101	99
4.753% due 09/25/2046 •	1	1

Finance America Mortgage Loan Trust
5.278% due 08/25/2034 •	109	103

GSAA Home Equity Trust
4.993% due 07/25/2037 •	76	72

GSAMP Trust
4.973% due 06/25/2036 •	448	431

Home Equity Asset Trust
5.503% due 11/25/2034 •	750	745

New Century Home Equity Loan Trust
5.383% due 11/25/2034 •	302	301

NovaStar Mortgage Funding Trust
5.113% due 01/25/2036 •	83	83

RAAC Trust
5.003% due 01/25/2046 •	280	278

Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •	647	593

Residential Asset Securities Corp. Trust
5.153% due 06/25/2035 •	59	58
5.548% due 03/25/2035 •	223	221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
0.454% due 05/25/2035 •	$108	$103

Securitized Asset-Backed Receivables LLC Trust
5.128% due 01/25/2035 •	94	81

Soundview Home Loan Trust
5.128% due 06/25/2035 •	120	118

Structured Asset Investment Loan Trust
5.003% due 09/25/2034 •	1,457	1,333
5.158% due 03/25/2034 •	321	325

Structured Asset Securities Corp. Mortgage Loan Trust
4.723% due 07/25/2036 •	1	1

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
5.053% due 04/25/2034 •	782	765

		6,341

WHOLE LOAN COLLATERAL 0.2%

First Franklin Mortgage Loan Trust
4.773% due 04/25/2036 •	905	879
5.203% due 11/25/2034 •	63	61

PRET LLC
4.992% due 02/25/2061 þ	1,136	1,137

		2,077

OTHER ABS 14.6%

37 Capital CLO Ltd.
5.936% due 10/15/2034 •	3,400	3,411

Anchorage Capital CLO Ltd.
5.756% due 10/15/2031 •	2,347	2,351
6.072% due 04/22/2034 •	1,700	1,704

Ascent Education Funding Trust
6.140% due 10/25/2050	2,062	2,080

Atlas Static Senior Loan Fund Ltd.
6.406% due 07/15/2030 •	2,530	2,534

Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(a)	3,300	3,300
5.485% due 10/21/2034 •	3,300	3,300

CQS U.S. CLO Ltd.
6.467% due 07/20/2031 •	826	827

Dell Equipment Finance Trust
4.751% due 10/22/2025	6,002	6,007

DLLAD LLC
5.190% due 04/20/2026	1,064	1,065

Dryden CLO Ltd.
5.968% due 07/15/2031 •	6,213	6,227

Dryden Senior Loan Fund
5.898% due 04/15/2028 •	254	254
5.938% due 04/15/2029 •	896	898

Elevation CLO Ltd.
5.837% due 10/25/2030 •	1,049	1,050

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	3,804	3,319

Greenwood Park CLO Ltd.
5.928% due 04/15/2031 •	1,922	1,925

Jamestown CLO Ltd.
5.583% due 07/25/2034 •	500	500

KKR CLO Ltd.
5.834% due 07/18/2030 •	208	209
5.868% due 07/15/2030 •	708	710

LCM LP
5.879% due 07/20/2030 •	675	676

LCM Ltd.
5.959% due 04/20/2031 •	868	869

Navient Private Education Loan Trust
2.460% due 11/15/2068	539	513
5.962% due 07/16/2040 •	1,188	1,191

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	898	810
1.170% due 09/16/2069	1,187	1,088
1.310% due 01/15/2069	432	401
1.690% due 05/15/2069	1,620	1,495
2.230% due 07/15/2070	3,935	3,533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.512% due 04/15/2069 •	$1,348	$1,348

Navient Student Loan Trust
6.480% due 03/15/2072	5,537	5,681

Palmer Square Loan Funding Ltd.
5.718% due 10/15/2029 •	45	45

PFS Financing Corp.
5.520% due 10/15/2028	5,000	5,076

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039	6,000	5,894

Recette Clo Ltd.
5.959% due 04/20/2034 •	4,300	4,306

Sandstone Peak Ltd.
5.936% due 10/15/2034 •	3,000	3,011

Saranac CLO Ltd.
5.797% due 08/13/2031 •	2,403	2,410

SLM Student Loan Trust
6.195% due 04/25/2049	26	26
7.145% due 01/27/2025	65	65

SMB Private Education Loan Trust
1.600% due 09/15/2054	704	654
2.230% due 09/15/2037	1,152	1,097
4.480% due 05/16/2050	2,249	2,210
5.090% due 10/16/2056	1,150	1,144
5.112% due 03/17/2053 •	325	321
5.303% due 09/15/2054 •	2,798	2,788
5.380% due 07/15/2053	2,373	2,377
5.670% due 11/15/2052	3,947	4,005

SoFi Professional Loan Program LLC
3.020% due 02/25/2040	35	34

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	431	398

Sound Point CLO Ltd.
5.867% due 07/25/2030 •	350	350

TIAA CLO Ltd.
5.757% due 01/20/2032 •	2,139	2,142

Towd Point Asset Trust
5.185% due 11/20/2061 •	766	763

Tralee Clo Ltd.
5.846% due 10/25/2032 •	3,400	3,406

Venture CLO Ltd.
5.929% due 07/20/2030 •	4,808	4,817
5.979% due 01/20/2029 •	80	80
6.009% due 04/20/2032 •	1,038	1,040

Verdelite Static CLO Ltd.
5.747% due 07/20/2032 •	3,877	3,884

Verizon Master Trust
4.170% due 08/20/2030	4,500	4,461
4.890% due 04/13/2028	5,000	5,004

Voya CLO Ltd.
5.859% due 04/17/2030 •	1,110	1,112
5.918% due 10/15/2030 •	1,265	1,267

		123,463

Total Asset-Backed Securities (Cost $258,148)		257,808

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	2,800	2,853

Total Sovereign Issues (Cost $2,779)		2,853

SHORT-TERM INSTRUMENTS 4.8%

COMMERCIAL PAPER 4.8%

Alimentation Couche-Tard, Inc.
4.740% due 01/03/2025	5,450	5,448

Avangrid, Inc.
4.720% due 01/07/2025	7,800	7,793

CVS Health Corp.
5.250% due 01/31/2025	4,400	4,382

Microchip Technology, Inc.
4.710% due 01/17/2025	8,020	8,002
4.740% due 01/10/2025	475	474

70	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Service Enterprise Group, Inc.
4.740% due 01/06/2025	$3,000	$2,998

Targa Resources Corp.
4.800% due 01/06/2025	2,700	2,698

Volkswagen Financial Services
4.750% due 01/06/2025	8,500	8,494

		40,289

Total Short-Term Instruments (Cost $40,297)		40,289

Total Investments in Securities (Cost $926,616)		923,342

Total Investments 108.9% (Cost $926,616)		$923,342

Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $131)		462

Other Assets and Liabilities, net (8.9)%		(75,820)

Net Assets 100.0%		$847,984

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(5,345) at a weighted average interest rate of 5.006%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract September Futures	12/2025	639	$	153,392	$(116)	$0	$(12)
U.S. Treasury 2-Year Note March Futures	03/2025	2,788		573,239	(188)	0	(11)
U.S. Treasury 5-Year Note March Futures	03/2025	449		47,731	(182)	0	(37)

					$(486)	$0	$(60)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2025	84	$	(9,135)	$90	$19	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	175		(20,809)	998	128	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	295		(32,837)	540	90	0

					$1,628	$237	$0

Total Futures Contracts					$1,142	$237	$(60)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	71

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.862%	Annual	02/28/2029	$	21,700	$0	$163	$163	$11	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029		43,800	(47)	526	479	20	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.059	Annual	05/31/2029		7,500	0	(10)	(10)	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.061	Annual	05/31/2029		14,100	0	(21)	(21)	7	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.063	Annual	05/31/2029		500	0	(1)	(1)	0	0

Total Swap Agreements							$(47)	$657	$610	$41	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$237	$41	$278	$0	$(60)	$0	$(60)

(d)

Securities with an aggregate market value of $1,786 and cash of $4,670 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	CAD	145		$104	$2	$0

FAR	01/2025		$32	AUD	49	0	(1)

MBC	01/2025	CHF	1,828		$2,083	67	0
	01/2025	EUR	31		33	1	0

Total Forward Foreign Currency Contracts						$70	$(1)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100%	02/07/2025	76,900	$97	$94

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	66,600	81	81

Total Purchased Options							$178	$175

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
CBK	0	94	0	94	0	0	0	0	94	(260)	(166)
FAR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
GLM	0	81	0	81	0	0	0	0	81	0	81
MBC	68	0	0	68	0	0	0	0	68	0	68

Total Over the Counter	$70	$175	$0	$245	$(1)	$0	$0	$(1)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

72	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$237	$237
Swap Agreements	0	0	0	0	41	41

	$0	$0	$0	$0	$278	$278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$70	$0	$70
Purchased Options	0	0	0	0	175	175

	$0	$0	$0	$70	$175	$245

	$0	$0	$0	$70	$453	$523

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$60	$60

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$0	$1	$60	$61

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(236)	$(236)
Swap Agreements	0	22	0	0	(141)	(119)

	$0	$22	$0	$0	$(377)	$(355)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$209	$0	$209
Purchased Options	0	0	0	0	(76)	(76)

	$0	$0	$0	$209	$(76)	$133

	$0	$22	$0	$209	$(453)	$(222)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,143	$1,143
Swap Agreements	0	0	0	0	658	658

	$0	$0	$0	$0	$1,801	$1,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4	$0	$4
Purchased Options	0	0	0	0	(14)	(14)

	$0	$0	$0	$4	$(14)	$(10)

	$0	$0	$0	$4	$1,787	$1,791

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	73

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)	December 31, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$181,528	$0	$181,528
Industrials	0	75,899	0	75,899
Utilities	0	15,889	0	15,889
Municipal Bonds & Notes
Louisiana	0	6,020	0	6,020
U.S. Government Agencies	0	145,427	4,197	149,624
U.S. Treasury Obligations	0	101,596	0	101,596
Non-Agency Mortgage-Backed Securities	0	91,836	0	91,836
Asset-Backed Securities
Automobile Sequential	0	80,365	0	80,365
CMBS Other	0	17,430	0	17,430
Credit Card Bullet	0	18,100	0	18,100
Credit Card Other	0	10,032	0	10,032
Home Equity Other	0	6,341	0	6,341
Whole Loan Collateral	0	2,077	0	2,077
Other ABS	0	123,463	0	123,463
Sovereign Issues	0	2,853	0	2,853
Short-Term Instruments
Commercial Paper	0	40,289	0	40,289

Total Investments	$0	$919,145	$4,197	$923,342

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$278	$0	$278
Over the counter	0	245	0	245

	$0	$523	$0	$523

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(60)	0	(60)
Over the counter	0	(1)	0	(1)

	$0	$(61)	$0	$(61)

Total Financial Derivative Instruments	$0	$462	$0	$462

Totals	$0	$919,607	$4,197	$923,804

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

74	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%

CORPORATE BONDS & NOTES 33.0%

BANKING & FINANCE 15.4%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$700	$708

Ally Financial, Inc.
4.625% due 03/30/2025		1,500	1,497

American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~		2,000	2,002

American Tower Corp.
2.400% due 03/15/2025		1,500	1,492

Aon Global Ltd.
3.875% due 12/15/2025		1,000	993

Aviation Capital Group LLC
4.125% due 08/01/2025		625	622

Barclays PLC
2.852% due 05/07/2026 •		1,000	992

BNP Paribas SA
2.219% due 06/09/2026 •		985	972

Citigroup Global Markets Holdings, Inc.
4.850% (SOFRRATE + 0.480%) due 01/20/2026 ~		800	802

Citigroup, Inc.
2.014% due 01/25/2026 •		870	868

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		500	479

DBS Group Holdings Ltd.
5.109% (SOFRRATE + 0.610%) due 09/12/2025 ~		1,000	1,003

Deutsche Bank AG
1.686% due 03/19/2026		278	268

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		800	797
6.950% due 03/06/2026		1,000	1,018

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		1,600	1,563

HSBC Holdings PLC
2.099% due 06/04/2026 •		500	494

ING Groep NV
1.400% due 07/01/2026 •		1,200	1,179
4.625% due 01/06/2026		400	400

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,500	1,476

Norinchukin Bank
1.284% due 09/22/2026		200	188

SBA Tower Trust
2.836% due 01/15/2050		400	400

UBS AG
1.375% due 01/13/2025		1,500	1,499

UBS Group AG
2.193% due 06/05/2026 •		860	850

Weyerhaeuser Co.
4.750% due 05/15/2026		500	500
7.950% due 03/15/2025		977	983

			24,045

INDUSTRIALS 15.0%

Analog Devices, Inc.
2.950% due 04/01/2025		36	36

Arrow Electronics, Inc.
4.000% due 04/01/2025		400	399

Berry Global, Inc.
4.875% due 07/15/2026		893	890

Burberry Group PLC
1.125% due 09/21/2025	GBP	1,600	1,943

Carrier Global Corp.
2.242% due 02/15/2025		$1,000	996

Chanel Ceres PLC
0.500% due 07/31/2026	EUR	1,500	1,503

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flex Ltd.
4.750% due 06/15/2025		$2,000	$1,997

Haleon U.K. Capital PLC
3.125% due 03/24/2025		1,000	996

HCA, Inc.
5.375% due 02/01/2025		1,500	1,500

Honda Motor Co. Ltd.
2.271% due 03/10/2025		200	199

Hyundai Capital America
5.800% due 06/26/2025		2,000	2,007

Illumina, Inc.
4.650% due 09/09/2026		1,000	997

Infor, Inc.
1.750% due 07/15/2025		651	639

Intel Corp.
3.700% due 07/29/2025		800	795

John Lewis PLC
6.125% due 01/21/2025	GBP	1,800	2,253

Microchip Technology, Inc.
4.250% due 09/01/2025		$1,200	1,195

Rogers Communications, Inc.
2.950% due 03/15/2025		1,000	995

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025		1,402	1,397

VMware, Inc.
4.500% due 05/15/2025		1,020	1,019

Weir Group PLC
2.200% due 05/13/2026		1,400	1,347

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		305	303

			23,406

UTILITIES 2.6%

Electricite de France SA
3.625% due 10/13/2025		1,500	1,486

Enel Finance International NV
7.050% due 10/14/2025		1,500	1,525

Eversource Energy
3.150% due 01/15/2025		1,100	1,099

			4,110

Total Corporate Bonds & Notes (Cost $51,683)			51,561

U.S. GOVERNMENT AGENCIES 6.3%

Fannie Mae
2.680% due 05/01/2025		1,425	1,413
5.183% due 05/25/2046 •		202	199
5.319% due 08/25/2044 •		636	627
5.700% due 01/25/2055 •		800	797
5.732% due 06/25/2054 •		600	599
5.800% due 01/25/2055 •		450	449
5.824% due 01/25/2055 «(a)		500	500

Freddie Mac
4.800% due 11/25/2026		1,000	1,000
5.216% due 08/25/2027 •		800	800
5.312% due 01/15/2054 •		413	409
5.705% due 05/20/2073 •		264	267
5.748% due 01/25/2055 •		900	902
5.800% due 01/25/2055 •		200	201
5.819% due 05/25/2054 •		529	533

Ginnie Mae
3.000% due 06/20/2051 •		1,043	892
5.281% due 10/20/2062 •		291	290

Total U.S. Government Agencies (Cost $10,034)			9,878

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025		608	601
0.375% due 07/15/2025		6,123	6,087

Total U.S. Treasury Obligations (Cost $6,652)			6,688

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%

280 Park Avenue Mortgage Trust
5.663% due 09/15/2034 •		$300	$298

Beast Mortgage Trust
5.698% due 02/15/2037 •		500	444

GCAT Trust
2.885% due 12/27/2066 ~		204	186

Gemgarto PLC
5.317% due 12/16/2067 •	GBP	87	109

OBX Trust
2.305% due 11/25/2061 ~		$553	486
2.783% due 01/25/2062 þ		432	405

One Market Plaza Trust
3.614% due 02/10/2032		438	410

RESIMAC Premier
5.292% due 07/10/2052 •		38	38

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~		109	103

Towd Point Mortgage Trust
3.750% due 05/25/2058 ~		232	226

VASA Trust
5.412% due 07/15/2039 •		500	476

Total Non-Agency Mortgage-Backed Securities (Cost $3,438)			3,181

ASSET-BACKED SECURITIES 26.3%

AUTOMOBILE ABS OTHER 3.1%

Citizens Auto Receivables Trust
5.328% due 10/15/2026 •		200	200

Tesla Auto Lease Trust
5.105% due 06/22/2026 •		1,236	1,236
5.195% due 01/20/2027 •		1,600	1,602

Tesla Electric Vehicle Trust
5.125% due 12/21/2026 •		635	635

Toyota Lease Owner Trust
5.045% due 02/22/2027 •		900	901

World Omni Auto Receivables Trust
5.178% due 02/16/2027 •		341	342

			4,916

AUTOMOBILE SEQUENTIAL 9.0%

ARI Fleet Lease Trust
5.540% due 04/15/2033		1,000	1,009

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	600	423
5.025% due 04/20/2026		192	135

BofA Auto Trust
5.570% due 12/15/2026		$344	345

CarMax Auto Owner Trust
3.490% due 02/16/2027		433	432
3.970% due 04/15/2027		548	547

Carvana Auto Receivables Trust
5.620% due 01/10/2029		800	810
5.770% due 04/12/2027		458	460

Chase Auto Owner Trust
5.680% due 01/25/2029		700	710

Citizens Auto Receivables Trust
6.130% due 07/15/2026		129	129

Ent Auto Receivables Trust
6.220% due 08/16/2027		172	173

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		800	807

Ford Auto Securitization Trust
3.945% due 10/15/2026	CAD	829	578
5.053% due 07/15/2028		500	354
5.410% due 04/15/2026		378	264
5.889% due 05/15/2026		158	110

GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026		1,000	709

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	75

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027		$608	$610

LAD Auto Receivables Trust
4.640% due 11/15/2027		1,000	1,001
5.680% due 10/15/2026		65	65
5.700% due 03/15/2027		308	309
5.930% due 06/15/2027		439	440

MBarc Credit Canada, Inc.
5.445% due 10/15/2025	CAD	16	11

Oscar U.S. Funding LLC
5.480% due 02/10/2027		$1,212	1,211

SBNA Auto Lease Trust
4.940% due 11/20/2026		779	780
5.670% due 11/20/2026		316	317

SCCU Auto Receivables Trust
5.450% due 12/15/2027		702	704

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027		360	362

Tesla Auto Lease Trust
6.020% due 09/22/2025		248	248

			14,053

CREDIT CARD BULLET 1.6%

Master Credit Card Trust
5.350% due 01/21/2028 •		1,500	1,505
5.450% due 01/21/2027 •		1,000	1,003

			2,508

CREDIT CARD OTHER 2.1%

Golden Credit Card Trust
1.140% due 08/15/2028		800	757

Trillium Credit Card Trust
5.134% due 12/26/2028 •		1,000	1,002
5.232% due 08/26/2028 •		1,500	1,505

			3,264

HOME EQUITY OTHER 0.0%

Towd Point HE Trust
0.918% due 02/25/2063 ~		42	41

WHOLE LOAN COLLATERAL 0.2%

PRET LLC
4.868% due 07/25/2051 þ		303	303

OTHER ABS 10.3%

ACAS CLO Ltd.
5.784% due 10/18/2028 •		60	60

Allegro CLO Ltd.
5.867% due 01/19/2033 •		600	600

Barings CLO Ltd.
5.869% due 01/20/2031 •		138	139

Carlyle Global Market Strategies CLO Ltd.
5.837% due 07/20/2032 •		730	731

College Avenue Student Loans LLC
5.653% due 12/26/2047 •		442	442

Commonbond Student Loan Trust
1.980% due 08/25/2050		1,012	871
3.560% due 09/25/2045		443	416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Point CLO Ltd.
5.847% due 10/20/2031 •	$657	$658

Dryden Senior Loan Fund
5.898% due 04/15/2028 •	41	41

Golub Capital Partners Static Ltd.
5.847% due 04/20/2033 •	468	468

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027	800	807

Kubota Credit Owner Trust
5.450% due 04/15/2027	600	605

M&T Equipment Notes
6.090% due 07/15/2030	275	276

Madison Park Funding Ltd.
5.812% due 10/18/2030 •	737	738

Marble Point CLO Ltd.
5.958% due 10/15/2030 •	106	106

Nassau Ltd.
6.168% due 01/15/2030 •	8	8

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069	797	711
1.310% due 01/15/2069	100	93
2.400% due 10/15/2068	92	88
2.600% due 08/15/2068	622	591
2.640% due 05/15/2068	149	144
3.130% due 02/15/2068	499	487
5.512% due 04/15/2069 •	193	193

Neuberger Berman CLO Ltd.
5.909% due 01/28/2030 •	188	189

Northwoods Capital Ltd.
5.549% due 06/15/2031 •	755	756
5.766% due 11/13/2031 •	881	883

OCP CLO Ltd.
5.999% due 07/20/2029 •	73	74

OSD CLO Ltd.
5.779% due 04/17/2031 ~	482	483

Palmer Square Loan Funding Ltd.
5.718% due 10/15/2029 •	403	404

Regatta Funding Ltd.
5.826% due 10/25/2031 •	751	753

SMB Private Education Loan Trust
5.312% due 01/15/2053 •	625	622
5.380% due 01/15/2053	566	568

Symphony Static CLO Ltd.
5.717% due 10/25/2029 •	667	668

Tesla Sustainable Energy Trust
4.830% due 12/03/2025	354	355

Venture CLO Ltd.
5.929% due 07/20/2030 •	221	221

Voya CLO Ltd.
5.817% due 07/20/2032 •	800	801

		16,050

Total Asset-Backed Securities (Cost $41,456)		41,135

SOVEREIGN ISSUES 0.8%

Development Bank of Japan, Inc.
1.750% due 02/18/2025	1,300	1,295

Total Sovereign Issues (Cost $1,294)		1,295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 27.2%

COMMERCIAL PAPER 7.7%

AutoNation, Inc.
4.750% due 01/07/2025		$1,500	$1,499

Conagra Brands, Inc.
4.820% due 01/17/2025		1,500	1,497
4.850% due 01/21/2025		500	498

Crown Castle, Inc.
4.990% due 01/16/2025		1,500	1,497
5.000% due 01/07/2025		800	799

Dell International LLC
4.730% due 01/09/2025		1,600	1,598

Edison International
4.830% due 01/15/2025		1,750	1,747

Microchip Technology, Inc.
4.710% due 01/17/2025		250	249

Penske Truck Leasing Co. LP
4.670% due 01/23/2025		500	498

Public Service Enterprise Group, Inc.
4.740% due 01/06/2025		500	500

Toronto-Dominion Bank
4.550% due 01/22/2025		1,500	1,496

Walt Disney Co.
5.260% due 01/09/2025		192	192

			12,070

REPURCHASE AGREEMENTS (e) 13.9%
			21,800

CANADA TREASURY BILLS 4.0%
3.221% due 01/03/2025 (b)(c)	CAD	9,000	6,260

JAPAN TREASURY BILLS 0.6%
(0.059)% due 01/27/2025 (b)(c)	JPY	150,000	953

MUNICIPAL BONDS & NOTES 1.0%

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2024
5.093% due 06/15/2025		$1,500	1,504

Total Municipal Bonds & Notes (Cost $1,500)			1,504

Total Short-Term Instruments (Cost $42,653)			42,587

Total Investments in Securities (Cost $157,210)			156,325

Total Investments 99.9% (Cost $157,210)			$156,325

Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $0)			221

Other Assets and Liabilities, net 0.0%			(42)

Net Assets 100.0%			$156,504

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

76	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.530%	12/31/2024	01/02/2025	$21,800	U.S. Treasury Notes 4.500% due 12/31/2031	$(22,173)	$21,800	$21,805

Total Repurchase Agreements						$(22,173)	$21,800	$21,805

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$21,805	$0	$0		$21,805	$(22,173)	$(368)

Total Borrowings and Other Financing Transactions	$21,805	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	22	$(4,523)	$(2)	$0	$0

Total Futures Contracts				$(2)	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$0	$0

Cash of $257 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	77

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	01/2025	CAD	4,146		$2,945	$59	$0
	01/2025	GBP	2,215		2,788	16	0

CBK	01/2025	CAD	9,000		6,354	92	0
	01/2025	GBP	55		70	1	0

MBC	01/2025	EUR	1,453		1,530	25	0
	01/2025	GBP	306		390	7	0
	01/2025		$295	CAD	420	0	(2)

SCX	01/2025	GBP	1,011		$1,283	17	0

UAG	01/2025	JPY	150,000		962	6	0

Total Forward Foreign Currency Contracts						$223	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BRC	$75	$0	$0	$75	$0	$0	$0	$0	$75	$0	$75
CBK	93	0	0	93	0	0	0	0	93	0	93
MBC	32	0	0	32	(2)	0	0	(2)	30	0	30
SCX	17	0	0	17	0	0	0	0	17	0	17
UAG	6	0	0	6	0	0	0	0	6	0	6

Total Over the Counter	$223	$0	$0	$223	$(2)	$0	$0	$(2)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$223	$0	$223

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

78	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(138)	$(138)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$229	$0	$229

	$0	$0	$0	$229	$(138)	$91

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$201	$0	$201

	$0	$0	$0	$201	$37	$238

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,045	$0	$24,045
Industrials	0	23,406	0	23,406
Utilities	0	4,110	0	4,110
U.S. Government Agencies	0	9,378	500	9,878
U.S. Treasury Obligations	0	6,688	0	6,688
Non-Agency Mortgage-Backed Securities	0	3,181	0	3,181
Asset-Backed Securities
Automobile ABS Other	0	4,916	0	4,916
Automobile Sequential	0	14,053	0	14,053
Credit Card Bullet	0	2,508	0	2,508
Credit Card Other	0	3,264	0	3,264
Home Equity Other	0	41	0	41
Whole Loan Collateral	0	303	0	303
Other ABS	0	16,050	0	16,050
Sovereign Issues	0	1,295	0	1,295
Short-Term Instruments
Commercial Paper	0	12,070	0	12,070

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Repurchase Agreements	$0	$21,800	$0	$21,800
Canada Treasury Bills	0	6,260	0	6,260
Japan Treasury Bills	0	953	0	953
Municipal Bonds & Notes	0	1,504	0	1,504

Total Investments	$0	$155,825	$500	$156,325

Financial Derivative Instruments - Assets
Over the counter	$0	$223	$0	$223

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Total Financial Derivative Instruments	$0	$221	$0	$221

Totals	$0	$156,046	$500	$156,546

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	79

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

CORPORATE BONDS & NOTES 52.5%

BANKING & FINANCE 34.1%

ABN AMRO Bank NV
6.183% due 09/18/2027 •	$38,595	$39,232
6.575% due 10/13/2026 •	32,800	33,158

AerCap Ireland Capital DAC
1.750% due 01/30/2026	1,000	968
3.500% due 01/15/2025	15,479	15,471
4.450% due 10/01/2025	7,198	7,184
6.500% due 07/15/2025	33,084	33,306

Ally Financial, Inc.
4.625% due 03/30/2025	56,792	56,692
5.800% due 05/01/2025	4,803	4,809

American Express Co.
5.188% (SOFRINDX + 0.650%) due 11/04/2026 ~	20,038	20,054
5.254% (SOFRRATE + 0.760%) due 02/13/2026 ~	33,410	33,527
5.338% (SOFRRATE + 0.750%) due 04/23/2027 ~	5,419	5,430
5.372% (SOFRINDX + 0.930%) due 03/04/2025 ~	3,219	3,221

American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~	35,700	35,730
5.049% due 02/12/2025 •	73,250	73,274
5.086% (SOFRRATE + 0.600%) due 08/14/2025 ~	6,673	6,683
5.324% due 01/10/2025 •	15,500	15,501
5.368% (SOFRINDX + 0.780%) due 04/23/2025 ~	20,694	20,724
5.486% (SOFRINDX + 0.790%) due 10/03/2025 ~	7,900	7,923

American Tower Corp.
1.300% due 09/15/2025	8,190	7,998
2.400% due 03/15/2025	6,805	6,770
2.950% due 01/15/2025	53,700	53,666
4.000% due 06/01/2025	55,352	55,106

Athene Global Funding
1.450% due 01/08/2026	9,300	8,988
1.716% due 01/07/2025	10,934	10,930
2.500% due 01/14/2025	2,385	2,383
2.550% due 06/29/2025	1,390	1,376
5.356% (SOFRINDX + 0.850%) due 05/08/2026 ~	73,308	73,322
5.395% (SOFRINDX + 0.715%) due 01/07/2025 ~	1,350	1,350
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~	37,200	37,305
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,000	2,012

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	89,472	89,184
5.500% due 01/15/2026	300	301

Bank of America Corp.
2.015% due 02/13/2026 •	1,000	997
3.366% due 01/23/2026 •	15,283	15,269
3.384% due 04/02/2026 •	46,300	46,126
5.586% (US0003M + 0.770%) due 02/05/2026 ~	38,997	39,031
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~	1,702	1,707

Bank of America NA
5.262% (SOFRRATE + 0.780%) due 08/18/2025 ~	3,275	3,284

Bank of Montreal
5.583% (SOFRINDX + 1.160%) due 12/11/2026 ~	4,555	4,607

Bank of Nova Scotia
5.114% (SOFRRATE + 0.460%) due 01/10/2025 ~	159	159

Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025	2,000	1,993
4.948% (SOFRINDX + 0.410%) due 02/04/2025 ~	24,856	24,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.046% (SOFRINDX + 1.400%) due 07/13/2026 ~	$15,930	$16,135

Barclays PLC
2.852% due 05/07/2026 •	44,736	44,399
3.650% due 03/16/2025	23,600	23,540
5.304% due 08/09/2026 •	8,836	8,855
7.325% due 11/02/2026 •	1,390	1,416

BNP Paribas SA
1.323% due 01/13/2027 •	1,928	1,857
2.219% due 06/09/2026 •	1,100	1,086
3.375% due 01/09/2025	35,593	35,584

BPCE SA
1.652% due 10/06/2026 •	9,118	8,882
2.375% due 01/14/2025	20,000	19,984
5.029% due 01/15/2025	1,399	1,399
5.214% (SOFRRATE + 0.570%) due 01/14/2025 ~	14,674	14,676
5.357% (SOFRRATE + 0.960%) due 09/25/2025 ~	37,012	37,173

Canadian Imperial Bank of Commerce
5.614% (SOFRRATE + 1.220%) due 10/02/2026 ~	6,500	6,562

Citibank NA
5.143% (SOFRINDX + 0.590%) due 04/30/2026 ~	14,500	14,534
5.203% (SOFRRATE + 0.805%) due 09/29/2025 ~	2,310	2,324
5.224% (SOFRRATE + 0.708%) due 08/06/2026 ~	3,262	3,274

Citigroup Global Markets Holdings, Inc.
4.850% (SOFRRATE + 0.480%) due 01/20/2026 ~	34,700	34,794

Citigroup, Inc.
2.014% due 01/25/2026 •	15,629	15,595
3.106% due 04/08/2026 •	73,731	73,385
5.272% (SOFRRATE + 0.694%) due 01/25/2026 ~	26,995	27,013
5.822% (US0003M + 1.250%) due 07/01/2026 ~	6,608	6,643
5.928% (SOFRRATE + 1.528%) due 03/17/2026 ~	21,766	21,823

CNO Global Funding
1.650% due 01/06/2025	5,000	4,998

Commonwealth Bank of Australia
5.081% (SOFRRATE + 0.400%) due 07/07/2025 ~	12,000	12,010

Cooperatieve Rabobank UA
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~	27,300	27,366
5.148% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,419
5.314% (SOFRINDX + 0.700%) due 07/18/2025 ~	10,500	10,529
5.369% (SOFRINDX + 0.710%) due 01/09/2026 ~	41,000	41,175
5.582% (SOFRINDX + 0.900%) due 10/05/2026 ~	950	960

Corebridge Financial, Inc.
3.500% due 04/04/2025	21,076	21,003

Credit Agricole SA
1.907% due 06/16/2026 •	2,000	1,971
5.972% (SOFRRATE + 1.290%) due 07/05/2026 ~	4,800	4,850

Danske Bank AS
6.466% due 01/09/2026 •	27,543	27,549

DBS Group Holdings Ltd.
5.109% (SOFRRATE + 0.610%) due 09/12/2025 ~	50,000	50,134

Deutsche Bank AG
4.162% due 05/13/2025	1,075	1,072
6.119% due 07/14/2026 •	92,878	93,508

DNB Bank ASA
5.896% due 10/09/2026 •	4,450	4,482

F&G Global Funding
5.150% due 07/07/2025	3,962	3,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federation des Caisses Desjardins du Quebec
2.050% due 02/10/2025	$2,530	$2,523
5.278% due 01/23/2026 •	1,901	1,901

Ford Motor Credit Co. LLC
2.300% due 02/10/2025	38,008	37,883
3.375% due 11/13/2025	10,445	10,286
4.134% due 08/04/2025	25,065	24,917
4.389% due 01/08/2026	27,552	27,348
4.687% due 06/09/2025	9,540	9,520
5.125% due 06/16/2025	16,768	16,762
6.950% due 03/06/2026	11,200	11,403
7.385% (SOFRRATE + 2.950%) due 03/06/2026 ~	2,424	2,471

GA Global Funding Trust
1.625% due 01/15/2026	700	676
3.850% due 04/11/2025	50,663	50,508
6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~	19,600	19,649

General Motors Financial Co., Inc.
2.750% due 06/20/2025	17,693	17,523
2.900% due 02/26/2025	21,005	20,931
3.800% due 04/07/2025	5,800	5,782
4.000% due 01/15/2025	10,666	10,662
4.350% due 04/09/2025	30,300	30,246
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~	25,817	25,881

Goldman Sachs Bank USA
5.173% (SOFRRATE + 0.770%) due 03/18/2027 ~	8,700	8,717
5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~	7,160	7,179

Goldman Sachs Group, Inc.
5.223% due 12/09/2026 •	11,885	11,914
5.243% due 03/09/2027 •	2,698	2,700
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~	52,766	52,958
5.955% (US0003M + 1.170%) due 05/15/2026 ~	31,226	31,352

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025	14,323	13,994

HSBC Holdings PLC
1.645% due 04/18/2026 •	15,305	15,155
2.099% due 06/04/2026 •	20,552	20,313
2.999% due 03/10/2026 •	37,580	37,435
4.292% due 09/12/2026 •	1,500	1,494
5.868% (SOFRRATE + 1.430%) due 03/10/2026 ~	20,007	20,020
6.034% (US0003M + 1.380%) due 09/12/2026 ~	28,874	29,074

Hyundai Capital Services, Inc.
2.125% due 04/24/2025	2,215	2,195

ING Groep NV
1.400% due 07/01/2026 •	3,625	3,562
3.869% due 03/28/2026 •	69,987	69,804
4.625% due 01/06/2026	3,300	3,302
5.409% due 04/01/2027 •	19,588	19,684
5.983% (SOFRINDX + 1.560%) due 09/11/2027 ~	6,000	6,084
6.038% due 03/28/2026 •	26,091	26,169

International Bank for Reconstruction & Development
4.713% (SOFRINDX + 0.310%) due 09/23/2026 ~	115,000	115,026

Jackson National Life Global Funding
1.750% due 01/12/2025	13,340	13,329
3.875% due 06/11/2025	6,355	6,329

John Deere Capital Corp.
5.102% due 10/22/2025 •	16,200	16,235

JPMorgan Chase & Co.
2.005% due 03/13/2026 •	2,000	1,989
2.083% due 04/22/2026 •	4,849	4,808
5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~	53,403	53,459
5.646% (SOFRRATE + 1.180%) due 02/24/2028 ~	3,200	3,237
5.895% (SOFRRATE + 1.320%) due 04/26/2026 ~	31,130	31,248

80	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds Banking Group PLC
2.438% due 02/05/2026 •	$40,272	$40,175
3.511% due 03/18/2026 •	46,027	45,867
4.450% due 05/08/2025	2,868	2,863
4.716% due 08/11/2026 •	11,250	11,229
6.098% (SOFRINDX + 1.560%) due 08/07/2027 ~	9,750	9,866

Mitsubishi UFJ Financial Group, Inc.
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~	42,656	42,693
5.541% due 04/17/2026 •	12,781	12,802
5.719% due 02/20/2026 •	5,498	5,502
6.097% (SOFRRATE + 1.440%) due 04/17/2026 ~	11,447	11,486

Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •	18,214	18,018
5.486% (SOFRRATE + 0.960%) due 05/22/2026 ~	53,626	53,757

Morgan Stanley
2.188% due 04/28/2026 •	52,857	52,393
5.431% (SOFRRATE + 0.950%) due 02/18/2026 ~	67,900	67,977

Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~	21,554	21,583

National Bank of Canada
5.298% due 03/25/2027 •	50,000	50,143

NatWest Markets PLC
3.479% due 03/22/2025	6,805	6,782
5.158% (SOFRRATE + 0.760%) due 09/29/2026 ~	1,995	1,999
5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~	45,245	45,361

Nomura Holdings, Inc.
1.851% due 07/16/2025	90,140	88,667
5.099% due 07/03/2025	36,819	36,844

Nordea Bank Abp
5.395% (SOFRRATE + 0.960%) due 06/06/2025 ~	43,340	43,466
5.486% due 06/06/2025 ~	2,000	2,006

PNC Bank NA
4.775% due 01/15/2027 •	7,950	7,955
4.870% (SOFRRATE + 0.500%) due 01/15/2027 ~	42,550	42,574

Royal Bank of Canada
5.129% (SOFRINDX + 0.590%) due 11/02/2026 ~	2,600	2,604
5.136% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	31,530
5.484% (SOFRINDX + 0.840%) due 04/14/2025 ~	300	300

Skandinaviska Enskilda Banken AB
5.393% (SOFRRATE + 0.960%) due 06/09/2025 ~	58,950	59,128

Societe Generale SA
2.625% due 01/22/2025	3,554	3,549
5.661% (SOFRRATE + 1.050%) due 01/21/2026 ~	23,010	23,018

Standard Chartered PLC
2.819% due 01/30/2026 •	26,666	26,613
3.971% due 03/30/2026 •	32,751	32,640
3.971% due 03/30/2026 ~	1,200	1,196
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,400	5,414
6.270% due 03/30/2026 ~	10,500	10,528

Sumitomo Mitsui Financial Group, Inc.
5.969% (SOFRRATE + 1.300%) due 07/13/2026 ~	29,785	30,195
6.099% (SOFRRATE + 1.430%) due 01/13/2026 ~	25,105	25,409

Sumitomo Mitsui Trust Bank Ltd.
5.624% (SOFRRATE + 1.120%) due 03/09/2026 ~	300	302
5.642% (SOFRRATE + 1.150%) due 09/14/2026 ~	4,199	4,244
5.678% due 03/09/2026 ~	4,720	4,756
5.678% due 09/14/2026 ~	2,850	2,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Svenska Handelsbanken AB
5.348% (SOFRRATE + 0.910%) due 06/10/2025 ~	$10,850	$10,880

Swedbank AB
5.596% (SOFRINDX + 0.910%) due 04/04/2025 ~	6,235	6,246
5.856% due 06/15/2026 ~	10,509	10,633

Toronto-Dominion Bank
5.064% (SOFRRATE + 0.410%) due 01/10/2025 ~	15,000	15,000

Toyota Motor Credit Corp.
4.934% (SOFRRATE + 0.450%) due 05/15/2026 ~	13,261	13,288
5.281% (SOFRRATE + 0.770%) due 08/07/2026 ~	36,000	36,241
5.332% (SOFRRATE + 0.650%) due 01/05/2026 ~	8,000	8,023

UBS AG
1.375% due 01/13/2025	52,265	52,215
3.700% due 02/21/2025	30,000	29,942
5.353% (SOFRRATE + 0.930%) due 09/11/2025 ~	4,308	4,330
5.730% (SOFRINDX + 1.260%) due 02/21/2025 ~	350	351

UBS Group AG
2.193% due 06/05/2026 •	1,930	1,907
6.079% (SOFRRATE + 1.580%) due 05/12/2026 ~	26,200	26,295
6.373% due 07/15/2026 •	3,600	3,626

Ventas Realty LP
3.500% due 02/01/2025	2,574	2,570

VICI Properties LP
4.375% due 05/15/2025	59,787	59,670
4.625% due 06/15/2025	9,369	9,346

Wells Fargo & Co.
2.164% due 02/11/2026 •	17,523	17,470
2.188% due 04/30/2026 •	11,600	11,497
3.908% due 04/25/2026 •	48,800	48,658
5.898% (SOFRRATE + 1.320%) due 04/25/2026 ~	18,258	18,323

Wells Fargo Bank NA
5.343% (SOFRRATE + 0.800%) due 08/01/2025 ~	9,875	9,895
5.347% (SOFRRATE + 0.710%) due 01/15/2026 ~	16,800	16,858

		4,053,754

INDUSTRIALS 13.7%

Arrow Electronics, Inc.
4.000% due 04/01/2025	4,878	4,865

Bacardi Ltd.
2.750% due 07/15/2026	680	657
4.450% due 05/15/2025	51,625	51,542

Bayer U.S. Finance LLC
4.250% due 12/15/2025	131,934	131,109
5.500% due 08/15/2025	2,145	2,146
6.125% due 11/21/2026	400	408

Berry Global, Inc.
1.570% due 01/15/2026	4,670	4,509

BMW U.S. Capital LLC
4.944% (SOFRINDX + 0.550%) due 04/02/2026 ~	19,520	19,538
5.119% (SOFRINDX + 0.620%) due 08/11/2025 ~	4,000	4,009
5.233% (SOFRINDX + 0.840%) due 04/01/2025 ~	1,000	1,001
5.294% (SOFRINDX + 0.800%) due 08/13/2026 ~	23,500	23,590

Boeing Co.
2.196% due 02/04/2026	11,067	10,739
2.600% due 10/30/2025	15,010	14,728
7.250% due 06/15/2025	6,358	6,414

Broadcom, Inc.
3.150% due 11/15/2025	7,325	7,232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrier Global Corp.
2.242% due 02/15/2025	$12,000	$11,953

Conagra Brands, Inc.
4.600% due 11/01/2025	10,701	10,701

Cox Communications, Inc.
3.850% due 02/01/2025	1,595	1,593

Energy Transfer LP
2.900% due 05/15/2025	57,646	57,213
4.050% due 03/15/2025	25,447	25,399
5.950% due 12/01/2025	22,021	22,184

Flex Ltd.
4.750% due 06/15/2025	15,508	15,483

Fox Corp.
3.050% due 04/07/2025	20,766	20,669

General Motors Co.
4.000% due 04/01/2025	14,782	14,748
6.125% due 10/01/2025	5,778	5,824

Global Payments, Inc.
2.650% due 02/15/2025	15,393	15,346

Haleon U.K. Capital PLC
3.125% due 03/24/2025	94,673	94,306

HCA, Inc.
5.250% due 04/15/2025	56,708	56,773
5.375% due 02/01/2025	87,172	87,192

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	99,470	99,058

Hyundai Capital America
1.800% due 10/15/2025	1,993	1,944
5.440% (SOFRRATE + 1.040%) due 03/19/2027 ~	1,365	1,369
5.688% due 08/04/2025 •	46,455	46,636
5.800% due 06/26/2025	14,500	14,555
5.859% (SOFRRATE + 1.320%) due 11/03/2025 ~	13,350	13,431
6.000% due 07/11/2025	298	300
6.176% (SOFRRATE + 1.500%) due 01/08/2027 ~	930	941
6.250% due 11/03/2025	9,562	9,659

Illumina, Inc.
5.800% due 12/12/2025	22,000	22,172

Imperial Brands Finance PLC
4.250% due 07/21/2025	2,859	2,845

J M Smucker Co.
3.500% due 03/15/2025	18,027	17,977

Leidos, Inc.
3.625% due 05/15/2025	20,838	20,741

Mead Johnson Nutrition Co.
4.125% due 11/15/2025	200	199

Mercedes-Benz Finance North America LLC
5.135% (SOFRRATE + 0.570%) due 08/01/2025 ~	21,019	21,047
5.203% (SOFRRATE + 0.630%) due 07/31/2026 ~	23,600	23,671
5.327% (SOFRRATE + 0.930%) due 03/30/2025 ~	250	250
5.356% (SOFRRATE + 0.670%) due 01/09/2026 ~	75,100	75,268

Microchip Technology, Inc.
4.250% due 09/01/2025	40,161	40,006

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	1,160	1,144

NXP BV
2.700% due 05/01/2025	5,500	5,463

Oracle Corp.
2.950% due 05/15/2025	24,292	24,126

Otis Worldwide Corp.
2.056% due 04/05/2025	2,900	2,878

Penske Truck Leasing Co. LP
3.950% due 03/10/2025	3,525	3,519
4.000% due 07/15/2025	3,450	3,432

Reynolds American, Inc.
4.450% due 06/12/2025	30,600	30,522

Rogers Communications, Inc.
2.950% due 03/15/2025	62,925	62,587
3.625% due 12/15/2025	12,469	12,331

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	81

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
3.625% due 10/14/2025	$450	$443

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	8,395	8,398

Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025	366	364
3.625% due 04/28/2026	12,300	12,096

T-Mobile USA, Inc.
3.500% due 04/15/2025	121,742	121,210

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	17,005	16,945

VMware, Inc.
4.500% due 05/15/2025	32,974	32,932

Volkswagen Group of America Finance LLC
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~	55,191	55,179
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~	44,004	44,096
5.546% (SOFRRATE + 1.060%) due 08/14/2026 ~	23,718	23,779

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	12,858	12,757

Woodside Finance Ltd.
3.650% due 03/05/2025	2,262	2,257

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	9,477	9,451

Zoetis, Inc.
4.500% due 11/13/2025	9,225	9,220
5.400% due 11/14/2025	334	336

		1,629,405

UTILITIES 4.7%

AES Corp.
1.375% due 01/15/2026	111	107
3.300% due 07/15/2025	7,700	7,640

American Electric Power Co., Inc.
1.000% due 11/01/2025	5,950	5,769
5.699% due 08/15/2025	13,485	13,547

Appalachian Power Co.
3.400% due 06/01/2025	863	858

Arizona Public Service Co.
3.150% due 05/15/2025	4,272	4,244

Avangrid, Inc.
3.200% due 04/15/2025	43,827	43,611

DTE Energy Co.
1.050% due 06/01/2025	24,082	23,714

Duke Energy Corp.
3.364% due 04/15/2025	17,100	17,016

East Ohio Gas Co.
1.300% due 06/15/2025	3,520	3,460

Edison International
4.700% due 08/15/2025	10,441	10,434

Electricite de France SA
3.625% due 10/13/2025	2,969	2,942

Enel Finance International NV
4.500% due 06/15/2025	11,803	11,771
7.050% due 10/14/2025	11,852	12,046

Entergy Corp.
0.900% due 09/15/2025	10,335	10,054

Eversource Energy
3.150% due 01/15/2025	2,000	1,999

Georgia Power Co.
5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	92,481	92,685

Jersey Central Power & Light Co.
4.300% due 01/15/2026	1,075	1,070

NextEra Energy Capital Holdings, Inc.
5.325% (SOFRINDX + 0.760%) due 01/29/2026 ~	60,714	61,051

ONEOK, Inc.
2.200% due 09/15/2025	15,112	14,844

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
3.450% due 07/01/2025	$8,727	$8,661
3.500% due 06/15/2025	3,800	3,774
4.950% due 06/08/2025	5,341	5,344
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~	72,062	72,189

Pinnacle West Capital Corp.
1.300% due 06/15/2025	23,367	22,980
5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	17,600	17,675

Sempra
3.300% due 04/01/2025	63,822	63,568

Southern California Edison Co.
3.700% due 08/01/2025	7,188	7,139
4.200% due 06/01/2025	11,561	11,532
4.400% due 09/06/2026	4,800	4,784

System Energy Resources, Inc.
2.140% due 12/09/2025	1,375	1,338

		557,846

Total Corporate Bonds & Notes (Cost $6,226,652)		6,241,005

U.S. GOVERNMENT AGENCIES 4.7%

Fannie Mae
2.000% due 12/25/2044	758	655
4.933% due 05/25/2037 •	8	8
4.983% due 12/25/2045 •	1,341	1,312
5.013% due 02/25/2037 •	15	15
5.033% due 11/25/2036 •	29	29
5.083% due 06/25/2026 •	18	18
5.093% due 09/25/2035 •	166	165
5.103% due 03/25/2037 •	120	118
5.115% due 04/18/2028 - 09/18/2031 •	61	61
5.133% due 02/25/2038 - 06/25/2059 •	4,676	4,576
5.149% due 01/25/2037 •	188	185
5.183% due 06/25/2031 •	35	35
5.215% due 05/18/2032 •	29	29
5.265% due 03/18/2032 •	48	48
5.269% due 06/25/2048 •	5,813	5,727
5.289% due 08/25/2044 •	1,973	1,917
5.319% due 08/25/2044 - 10/25/2044 •	6,516	6,420
5.363% due 12/25/2037 •	203	202
5.369% due 07/25/2044 - 03/25/2060 •	15,335	15,073
5.383% due 05/25/2037 •	44	44
5.419% due 07/25/2046 •	3,959	3,925
5.433% due 03/25/2037 - 02/25/2040 •	40	40
5.463% due 02/25/2038 •	525	526
5.469% due 07/25/2046 •	2,451	2,397
5.533% due 07/25/2038 •	10	10
5.583% due 03/25/2032 •	6	6
5.700% due 01/25/2055 •	20,000	19,932
5.732% due 06/25/2054 •	20,000	19,963
5.800% due 01/25/2055 •	33,700	33,647
5.824% due 01/25/2055 «(a)	55,500	55,474
7.014% due 01/01/2036 •	1,180	1,224
7.086% due 05/01/2038 •	155	162

Freddie Mac
1.000% due 08/15/2044	3,950	3,183
4.800% due 11/25/2026	16,100	16,097
4.962% due 11/15/2036 - 01/15/2040 •	4	5
5.032% due 02/15/2037 •	430	423
5.132% due 04/15/2041 •	133	131
5.162% due 09/15/2048 - 04/15/2049 •	3,200	3,144
5.212% due 07/15/2039 •	19	18
5.270% due 02/25/2026 •	1,483	1,485
5.289% due 05/15/2038 •	1,300	1,321
5.299% due 05/15/2041 •	1,344	1,320
5.319% due 03/15/2037 - 03/15/2043 •	23,105	22,643
5.369% due 12/15/2042 - 11/15/2044 •	3,539	3,532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.389% due 06/15/2044 •	$4,410	$4,355
5.419% due 12/15/2037 •	747	726
5.719% due 12/25/2054 •	45,517	45,664
5.748% due 01/25/2055 •	43,400	43,510
5.800% due 01/25/2055 •	14,000	14,034
5.819% due 05/25/2054 •	42,055	42,390
7.040% due 09/01/2037 •	850	883

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,330	2,027
3.000% due 07/20/2046	194	189
4.730% due 05/20/2063 •	70	69
4.905% due 01/20/2068 •	966	958
4.916% due 10/20/2068 •	1,295	1,294
4.935% due 03/20/2049 - 06/20/2049 •	11,640	11,444
5.066% due 03/20/2068 •	42	42
5.085% due 09/20/2040 •	2,630	2,574
5.096% due 10/20/2060 •	556	554
5.105% due 05/20/2041 •	5,096	4,999
5.115% due 10/20/2040 •	4,786	4,681
5.116% due 08/20/2058 •	535	534
5.135% due 05/20/2041 •	1,414	1,384
5.136% due 11/20/2070 - 12/20/2070 •	14,956	14,756
5.146% due 12/20/2060 •	1,135	1,132
5.166% due 11/20/2070 •	2,458	2,421
5.212% due 01/16/2040 •	1,895	1,894
5.225% due 02/20/2040 •	1,631	1,632
5.236% due 06/20/2067 •	544	541
5.246% due 04/20/2065 •	168	167
5.255% due 04/20/2040 •	3,401	3,407
5.266% due 03/20/2061 - 07/20/2067 •	1,177	1,174
5.281% due 10/20/2062 •	38	38
5.285% due 03/20/2040 •	3,561	3,570
5.366% due 05/20/2065 - 05/20/2069 •	6,323	6,308
5.416% due 12/20/2064 - 10/20/2065 •	8,918	8,900
5.466% due 04/20/2070 •	31,240	31,109
5.496% due 09/20/2063 •	64	65
5.516% due 11/20/2065 - 02/20/2067 •	2,524	2,522
5.535% due 01/20/2074 •	14,657	14,854
5.546% due 09/20/2066 •	719	719
5.555% due 09/20/2073 •	10,018	10,158
5.566% due 07/20/2066 •	1,243	1,243
5.596% due 08/20/2066 •	487	487
5.666% due 09/20/2069 •	662	664
5.686% due 07/20/2065 •	2,014	2,016
5.700% due 05/20/2060 - 06/20/2060 •	2,286	2,297
5.705% due 05/20/2073 •	20,178	20,356
5.766% due 01/20/2066 - 12/20/2066 •	3,372	3,381
5.816% due 02/20/2066 •	5,433	5,447
5.822% due 05/20/2060 •	1,358	1,365
6.000% due 12/15/2033	7	7
6.084% due 12/20/2068 •	4,623	4,616
6.500% due 11/15/2033 - 09/15/2034	13	13
6.522% due 04/20/2067 •	919	929
6.723% due 06/20/2067 •	3,799	3,840
7.000% due 01/15/2031 - 07/15/2032	4	4
7.500% due 09/15/2027 - 06/15/2028	8	9

Total U.S. Government Agencies (Cost $563,791)		561,597

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025	13,443	13,360
0.125% due 10/15/2025	27,738	27,419
0.375% due 07/15/2025	192,079	190,929

U.S. Treasury Notes
4.125% due 10/31/2026	118,300	118,047

Total U.S. Treasury Obligations (Cost $347,765)		349,755

82	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	$10,490	$9,168

Ashford Hospitality Trust
5.470% due 04/15/2035 •	1,484	1,483
5.695% due 06/15/2035 •	580	578

Bear Stearns Adjustable Rate Mortgage Trust
5.292% due 08/25/2033 ~	232	222

Beast Mortgage Trust
5.562% due 03/15/2036 •	600	535
5.698% due 02/15/2037 •	8,000	7,111

Beneria Cowen & Pritzer Collateral Funding Corp.
5.311% due 06/15/2038 •	5,500	5,115

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	22,214	18,482

Commercial Mortgage Trust
5.812% due 12/15/2038 •	8,221	7,900

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.444% due 07/15/2032 •	3,095	3,040
6.362% due 10/15/2037 •	8,700	8,512

CRSNT Commercial Mortgage Trust
5.334% due 04/15/2036 •	52,400	51,904

Extended Stay America Trust
5.591% due 07/15/2038 •	2,114	2,117

GCAT Trust
2.650% due 10/25/2068 ~	1,208	1,163
2.885% due 12/27/2066 ~	19,226	17,584

JP Morgan Chase Commercial Mortgage Securities Trust
6.012% due 09/15/2029 •	17,635	16,651

Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ	4,554	4,559

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212% due 11/15/2031 •	163	156

MF1 Ltd.
5.467% due 12/15/2034 •	2,700	2,686

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	365	355

Morgan Stanley Capital Trust
5.545% due 11/15/2034 •	4,332	4,311
5.681% due 12/15/2038 •	42,600	41,079

Natixis Commercial Mortgage Securities Trust
5.612% due 08/15/2038 •	3,000	2,857

OBX Trust
2.783% due 01/25/2062 þ	38,555	36,140

RESIMAC Premier
5.292% due 07/10/2052 •	945	945
5.295% due 02/03/2053 •	5,953	5,947

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	2,608	2,470

Starwood Mortgage Trust
5.370% due 11/15/2036 •	17,200	17,082

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	11,256	10,723
3.750% due 03/25/2058 ~	7,697	7,386
5.053% due 02/25/2057 •	164	171
5.453% due 10/25/2059 •	981	1,004

Verus Securitization Trust
0.820% due 10/25/2063 ~	3,600	3,397

Total Non-Agency Mortgage-Backed Securities (Cost $309,389)		292,833

ASSET-BACKED SECURITIES 22.8%

AUTOMOBILE ABS OTHER 6.8%

BMW Vehicle Lease Trust
4.989% due 01/25/2027 •	12,100	12,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Prime Auto Receivables Trust
5.188% due 10/15/2026 •	$13,597	$13,609

CarMax Auto Owner Trust
5.048% due 12/15/2027 •	15,760	15,779
5.068% due 09/15/2027 •	46,400	46,468
5.178% due 05/17/2027 •	3,800	3,806
5.198% due 11/16/2026 •	8,710	8,715
5.218% due 03/15/2027 •	15,708	15,725
5.398% due 12/15/2026 •	12,811	12,829
5.448% due 06/15/2026 •	1,984	1,985

Chesapeake Funding LLC
5.368% due 05/15/2036 •	8,821	8,842
5.848% due 05/15/2035 •	7,458	7,504

Citizens Auto Receivables Trust
5.138% due 11/16/2026 •	17,118	17,134
5.328% due 10/15/2026 •	12,936	12,948
5.548% due 07/15/2026 •	2,155	2,157

Fifth Third Auto Trust
5.128% due 11/16/2026 •	14,994	14,999

Ford Credit Auto Lease Trust
4.998% due 02/15/2027 •	33,685	33,710
5.188% due 02/15/2026 •	5,609	5,610

Ford Credit Auto Owner Trust
4.998% due 04/15/2027 •	32,500	32,523
5.318% due 03/15/2026 •	1,100	1,100

GM Financial Automobile Leasing Trust
5.075% due 01/20/2027 •	28,500	28,551

GM Financial Consumer Automobile Receivables Trust
4.998% due 02/16/2027 •	4,851	4,854
4.998% due 10/18/2027 •	33,700	33,748
5.068% due 09/16/2026 •	3,551	3,552
5.128% due 11/16/2026 •	7,837	7,844
5.348% due 05/18/2026 •	1,696	1,696

Hyundai Auto Lease Securitization Trust
5.098% due 06/15/2026 •	20,289	20,305
5.098% due 03/15/2027 •	9,765	9,786
5.198% due 03/16/2026 •	13,469	13,476

Hyundai Auto Receivables Trust
4.998% due 09/15/2027 •	34,200	34,240
5.018% due 04/15/2027 •	19,178	19,190
5.078% due 05/15/2026 •	3,517	3,519
5.228% due 01/15/2027 •	23,971	24,000

Mercedes-Benz Auto Lease Trust
5.038% due 12/15/2026 •	14,200	14,205

Nissan Auto Lease Trust
5.008% due 06/15/2027 •	20,400	20,424

Nissan Auto Receivables Owner Trust
4.978% due 06/15/2027 •	31,500	31,531
5.158% due 05/15/2026 •	16,327	16,341
5.248% due 02/17/2026 •	1,118	1,118

Porsche Innovative Lease Owner Trust
5.045% due 12/21/2026 •	8,800	8,811

SFS Auto Receivables Securitization Trust
5.405% due 03/22/2027 •	1,042	1,043

Tesla Auto Lease Trust
5.105% due 06/22/2026 •	8,651	8,654
5.195% due 01/20/2027 •	4,300	4,306

Tesla Electric Vehicle Trust
5.125% due 12/21/2026 •	7,492	7,496

Toyota Auto Receivables Owner Trust
4.988% due 08/16/2027 •	52,900	52,945
4.998% (SOFR30A + 0.400%) due 08/17/2026 ~	11,456	11,463

Toyota Lease Owner Trust
5.045% due 02/22/2027 •	27,500	27,526
5.155% due 04/20/2026 •	14,577	14,586

Volkswagen Auto Lease Trust
5.075% due 12/21/2026 •	28,159	28,194
5.175% due 01/20/2026 •	8,977	8,980

Volkswagen Auto Loan Enhanced Trust
5.125% due 12/21/2026 •	11,814	11,825
5.235% due 03/22/2027 •	22,721	22,765

World Omni Auto Receivables Trust
5.008% due 12/15/2026 •	10,953	10,958
5.068% due 01/18/2028 •	2,200	2,203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.178% due 02/16/2027 •	$7,945	$7,950
5.308% due 11/16/2026 •	2,302	2,303

World Omni Automobile Lease Securitization Trust
5.028% due 02/16/2027 •	21,990	22,016

		809,959

AUTOMOBILE SEQUENTIAL 4.8%

Ally Auto Receivables Trust
4.460% due 07/15/2027	5,400	5,400
5.320% due 01/15/2027	5,487	5,495

ARI Fleet Lease Trust
5.540% due 04/15/2033	12,800	12,910

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026	7,262	7,240

Bank of America Auto Trust
5.830% due 05/15/2026	3,067	3,071
5.850% due 08/17/2026	8,923	8,950

BofA Auto Trust
5.570% due 12/15/2026	1,709	1,716

CarMax Auto Owner Trust
3.490% due 02/16/2027	4,273	4,256
4.750% due 10/15/2027	6,843	6,855
5.300% due 03/15/2027	8,042	8,065
5.340% due 08/16/2027	5,777	5,806
5.440% due 08/15/2025	1,980	1,981
5.650% due 05/17/2027	11,315	11,373
5.720% due 11/16/2026	4,625	4,636
6.000% due 07/17/2028	3,000	3,055

Carvana Auto Receivables Trust
3.210% due 12/11/2028	1,623	1,598
4.130% due 04/12/2027	1,115	1,113
4.610% due 11/10/2027	1,700	1,700
4.620% due 02/10/2028	3,300	3,304
5.198% due 10/10/2025	384	384
5.500% due 08/10/2027	7,324	7,344
5.620% due 01/10/2029	1,000	1,013
5.630% due 11/10/2027	9,192	9,237
5.770% due 04/12/2027	417	418
5.980% due 12/10/2027	10,154	10,228
6.090% due 11/10/2026	1,192	1,194
6.160% due 10/10/2028	1,900	1,931
6.230% due 01/11/2027	3,939	3,947

Chase Auto Owner Trust
5.480% due 04/26/2027	6,197	6,220
5.530% due 09/27/2027	10,171	10,227
5.660% due 05/26/2027	14,287	14,350
5.680% due 01/25/2029	8,825	8,953
5.900% due 03/25/2027	16,709	16,771

Citizens Auto Receivables Trust
5.840% due 01/18/2028	13,600	13,753

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	2,523	2,516
4.690% due 07/20/2027	1,100	1,102
5.310% due 04/20/2027	2,000	2,015
5.613% due 05/20/2025	3,302	3,305
5.740% due 12/20/2026	25,660	25,883

FCCU Auto Receivables Trust
5.760% due 11/15/2027	5,528	5,562

Ford Credit Auto Owner Trust
4.320% due 08/15/2027	9,000	8,994

GECU Auto Receivables Trust
5.950% due 03/15/2027	3,894	3,905

GM Financial Automobile Leasing Trust
5.055% due 06/22/2026 •	30,814	30,839

GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	2,451	2,454

GreenState Auto Receivables Trust
5.530% due 08/16/2027	5,902	5,926

Harley Davidson Motorcycle Trust
4.620% due 08/16/2027	28,600	28,640

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	11,500	11,413

Honda Auto Receivables Owner Trust
4.560% due 03/15/2027	18,000	18,012
5.410% due 04/15/2026	2,229	2,232

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	83

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.710% due 03/18/2026	$18,250	$18,285
5.870% due 06/22/2026	15,905	15,967

Huntington Auto Trust
5.500% due 03/15/2027	4,475	4,491

Hyundai Auto Lease Securitization Trust
5.304% due 09/15/2025	4,791	4,794

LAD Auto Receivables Trust
4.640% due 11/15/2027	1,000	1,001
5.210% due 06/15/2027	817	819
5.680% due 10/15/2026	78	78
5.700% due 03/15/2027	1,155	1,159
5.930% due 06/15/2027	3,289	3,298

Mercedes-Benz Auto Receivables Trust
5.920% due 11/16/2026	14,241	14,288

Oscar U.S. Funding LLC
5.192% due 10/10/2025	4,762	4,764
5.480% due 02/10/2027	6,407	6,404

SBNA Auto Lease Trust
4.940% due 11/20/2026	28,248	28,288
5.450% due 01/20/2026	10,613	10,631
5.670% due 11/20/2026	2,918	2,932
6.270% due 04/20/2026	11,910	11,954

SCCU Auto Receivables Trust
5.450% due 12/15/2027	1,754	1,760

SFS Auto Receivables Securitization Trust
4.710% due 05/22/2028	2,300	2,303
5.890% due 03/22/2027	217	218

Tesla Auto Lease Trust
6.020% due 09/22/2025	4,826	4,830

Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	5,735	5,715
4.630% due 09/15/2027	5,977	5,982
5.300% due 09/15/2027	4,676	4,705

USAA Auto Owner Trust
5.250% due 03/15/2027	25,400	25,492
5.830% due 07/15/2026	3,813	3,818

World Omni Auto Receivables Trust
4.660% due 05/15/2028	6,240	6,249
4.780% due 01/18/2028	8,550	8,567
5.610% due 02/15/2028	1,642	1,653
5.910% due 02/16/2027	6,093	6,118

		563,855

CMBS OTHER 0.9%

AREIT Trust
5.576% due 11/17/2038 •	3,666	3,663
5.850% due 01/20/2037 •	25,423	25,346

BXMT Ltd.
5.896% due 11/15/2037 •	29,657	29,379

GPMT Ltd.
5.740% due 07/16/2035 •	14,543	14,399

Ready Capital Mortgage Financing LLC
6.219% due 01/25/2037 •	12,673	12,689

Starwood Mortgage Trust
5.948% due 11/15/2038 •	19,824	19,836

VMC Finance LLC
5.590% due 06/16/2036 •	1,102	1,106

		106,418

CREDIT CARD BULLET 2.3%

BA Credit Card Trust
5.000% due 04/15/2028	13,424	13,496

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027	13,000	12,952

Citibank Credit Card Issuance Trust
5.146% due 12/08/2027 •	35,000	35,077
5.207% due 08/07/2027 •	34,100	34,204
5.230% due 12/08/2027	11,600	11,679
5.282% due 05/14/2029 •	5,550	5,619

Discover Card Execution Note Trust
4.930% due 06/15/2028	1,000	1,007

Golden Credit Card Trust
4.310% due 09/15/2027	14,760	14,738

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Master Credit Card Trust
5.350% due 01/21/2028 •	$67,143	$67,375
5.450% due 01/21/2027 •	77,200	77,416

		273,563

CREDIT CARD OTHER 2.1%

CARDS Trust
5.324% due 07/15/2028 •	13,100	13,119

Golden Credit Card Trust
1.140% due 08/15/2028	43,400	41,079
1.970% due 01/15/2029	35,200	33,331

Trillium Credit Card Trust
5.134% due 12/26/2028 •	67,700	67,835
5.232% due 08/26/2028 •	95,000	95,310

		250,674

HOME EQUITY OTHER 0.0%

Towd Point HE Trust
0.918% due 02/25/2063 ~	2,858	2,788

WHOLE LOAN COLLATERAL 0.0%

PRET LLC
4.868% due 07/25/2051 þ	3,395	3,393

OTHER ABS 5.9%

ACAS CLO Ltd.
5.784% due 10/18/2028 •	1,998	2,000

AGL CLO Ltd.
6.079% due 07/20/2034 •	400	401

Allegro CLO Ltd.
5.867% due 01/19/2033 •	3,700	3,703

Anchorage Capital CLO Ltd.
6.072% due 04/22/2034 •	2,600	2,606

Apidos CLO
5.889% due 04/20/2031 •	4,162	4,168
6.009% due 07/16/2031 •	499	500

Ares CLO Ltd.
5.967% due 04/17/2033 •	24,800	24,850

Atlas Senior Loan Fund Ltd.
5.973% due 04/22/2031 •	969	971

BlueMountain CLO Ltd.
5.723% due 11/15/2030 •	4,627	4,637
5.816% due 10/25/2030 •	8,250	8,266
6.073% due 10/22/2030 •	860	862

Carlyle Global Market Strategies CLO Ltd.
5.728% due 08/14/2030 •	3,912	3,917
5.929% due 07/27/2031 •	2,002	2,005

Catamaran CLO Ltd.
5.993% due 04/22/2030 •	5,370	5,381

CIFC Funding Ltd.
5.846% due 10/24/2030 •	21,185	21,224

CNH Equipment Trust
5.900% due 02/16/2027	13,804	13,856

Commonbond Student Loan Trust
5.303% due 05/25/2041 •	165	164

Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •	3,630	3,632

Daimler Trucks Retail Trust
6.030% due 09/15/2025	3,129	3,132

Dell Equipment Finance Trust
4.751% due 10/22/2025	35,037	35,063
5.840% due 01/22/2029	4,074	4,079
6.100% due 04/23/2029	7,820	7,846

DLLAD LLC
5.190% due 04/20/2026	3,103	3,106

DLLMT LLC
5.353% due 08/20/2025	3,006	3,011

DLLST LLC
5.330% due 01/20/2026	13,513	13,542

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden CLO Ltd.
5.897% due 01/17/2033 •	$3,400	$3,406

Dryden Senior Loan Fund
5.767% due 10/19/2029 •	10,603	10,624
5.806% due 07/15/2030 •	1,481	1,483
5.898% due 04/15/2028 •	487	488

Elevation CLO Ltd.
5.837% due 10/25/2030 •	2,098	2,101

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	5,435	4,742

Galaxy CLO Ltd.
5.888% due 10/15/2030 •	1,991	1,994

Gallatin CLO Ltd.
6.008% due 07/15/2031 •	5,261	5,272

GoldenTree Loan Management U.S. CLO Ltd.
5.785% due 04/24/2031 •	12,998	13,014

Golub Capital Partners CLO Ltd.
5.936% due 10/25/2034 •	6,600	6,605

Golub Capital Partners Static Ltd.
5.847% due 04/20/2033 •	5,458	5,461

KKR CLO Ltd.
5.834% due 07/18/2030 •	1,389	1,391

Kubota Credit Owner Trust
5.400% due 02/17/2026	1,642	1,644
5.450% due 04/15/2027	23,080	23,256
5.610% due 07/15/2026	17,065	17,121

LCM Loan Income Fund Ltd.
5.909% due 04/20/2031 •	3,983	3,986

LCM LP
5.879% due 07/20/2030 •	110	110

LCM Ltd.
5.949% due 01/20/2031 •	4,660	4,668
5.988% due 04/15/2031 •	816	818

M&T Equipment Notes
6.090% due 07/15/2030	8,609	8,633

Madison Park Funding Ltd.
5.812% due 10/18/2030 •	15,906	15,932
5.849% due 07/27/2031 •	5,680	5,691
5.869% due 04/20/2032 •	4,358	4,370

Magnetite Ltd.
5.806% due 10/15/2031 •	8,035	8,051

Marathon CLO Ltd.
5.856% due 04/15/2032 •	11,677	11,697
5.997% due 01/20/2033 •	13,700	13,717

Marble Point CLO Ltd.
5.958% due 10/15/2030 •	285	286
6.074% due 12/18/2030 •	1,415	1,417

MMAF Equipment Finance LLC
5.200% due 09/13/2027	7,477	7,508
5.790% due 11/13/2026	8,784	8,833

Mountain View CLO LLC
5.949% due 01/16/2031 •	5,310	5,319

Nassau Ltd.
6.168% due 01/15/2030 •	123	123

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	3,570	3,220
1.310% due 01/15/2069	8,859	8,230
1.580% due 04/15/2070	26,500	23,422
1.690% due 05/15/2069	5,209	4,853
2.230% due 07/15/2070	21,275	19,104
3.130% due 02/15/2068	1,432	1,397
4.000% due 12/15/2059	397	390
5.512% due 04/15/2069 •	6,547	6,546

Navient Student Loan Trust
5.483% due 07/26/2066 •	4,068	4,038
5.733% due 12/27/2066 •	11,150	11,208

Nelnet Student Loan Trust
1.420% due 04/20/2062	532	493
5.138% due 12/24/2035 •	1,066	1,057
5.253% due 08/25/2067 •	9,752	9,726
5.483% due 09/25/2065 •	5,616	5,612
5.533% due 02/25/2066 •	5,224	5,209

Neuberger Berman CLO Ltd.
5.838% due 10/15/2029 •	701	702
5.909% due 01/28/2030 •	4,373	4,383

84	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neuberger Berman Loan Advisers CLO Ltd.
5.919% due 04/20/2031 •	$834	$834

Newark BSL CLO Ltd.
5.857% due 07/25/2030 •	2,514	2,517

Octagon Investment Partners Ltd.
5.767% due 10/20/2030 •	9,127	9,141
5.778% due 02/14/2031 •	2,542	2,550

OZLM Ltd.
5.767% due 07/20/2030 •	3,595	3,600
5.817% due 10/20/2031 •	1,167	1,169

PHEAA Student Loan Trust
5.633% due 11/25/2065 •	2,724	2,719

Race Point CLO Ltd.
5.858% due 10/15/2030 •	2,360	2,363

Rad CLO Ltd.
5.856% due 04/25/2032 •	9,308	9,329

Romark CLO Ltd.
5.918% due 10/23/2030 •	16,540	16,572

Saranac CLO Ltd.
5.797% due 08/13/2031 •	7,580	7,602

SLM Private Credit Student Loan Trust
4.930% due 12/15/2038 •	2,982	2,914

SLM Student Loan Trust
5.333% due 12/27/2038 •	1,349	1,342
5.383% due 01/25/2029 •	1,607	1,568

SMB Private Education Loan Trust
1.290% due 07/15/2053	10,235	9,501
2.340% due 09/15/2034	166	166
5.112% due 03/17/2053 •	4,222	4,175
5.412% due 09/15/2034 •	1,147	1,147
5.612% due 09/15/2034 •	130	130
5.612% due 07/15/2053 •	1,291	1,294

SoFi Professional Loan Program LLC
2.650% due 09/25/2040	475	467

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	8,613	7,964

Sound Point CLO Ltd.
5.859% due 10/20/2030 •	1,518	1,521
5.867% due 07/25/2030 •	4,279	4,283
5.979% due 07/26/2031 •	347	347
5.998% due 04/15/2030 •	396	397
5.999% due 01/21/2031 •	4,052	4,060
6.044% due 04/18/2031 •	711	712

Steele Creek CLO Ltd.
5.949% due 04/21/2031 •	192	192

Symphony Static CLO Ltd.
5.717% due 10/25/2029 •	1,575	1,576

Tesla Sustainable Energy Trust
4.830% due 12/03/2025	496	496

TIAA CLO Ltd.
6.059% due 01/16/2031 •	707	708

Trestles CLO Ltd.
6.049% due 10/20/2034 •	7,700	7,712

Venture CLO Ltd.
5.869% due 07/20/2030 •	16,494	16,523
5.929% due 07/20/2030 •	4,697	4,707

Verizon Master Trust
4.890% due 04/13/2028	18,242	18,257
5.275% due 08/20/2030 •	22,600	22,797
5.285% due 09/08/2028 •	26,000	26,079

Voya CLO Ltd.
5.859% due 04/17/2030 •	6,771	6,782

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.898% due 06/07/2030 •	$1,979	$1,983
5.918% due 10/15/2030 •	5,241	5,250

		695,719

Total Asset-Backed Securities (Cost $2,709,459)		2,706,369

SOVEREIGN ISSUES 3.3%

CDP Financial, Inc.
4.887% (SOFRINDX + 0.400%) due 05/19/2025 ~	33,250	33,276

CPPIB Capital, Inc.
5.685% (SOFRRATE + 1.250%) due 03/11/2026 ~	36,000	36,424
5.965% (SOFRINDX + 1.250%) due 04/04/2025 ~	114,250	114,601

Kommunalbanken AS
5.420% (SOFRINDX + 1.000%) due 06/17/2026 ~	13,000	13,124

Kommunekredit
5.426% (SOFRRATE + 1.000%) due 09/16/2025 ~	24,500	24,624
5.495% (SOFRRATE + 1.000%) due 11/16/2025 ~	95,400	96,036

PSP Capital, Inc.
4.698% (SOFRINDX + 0.240%) due 03/03/2025 ~	71,847	71,855

Total Sovereign Issues (Cost $389,752)		389,940

SHORT-TERM INSTRUMENTS 11.5%

CERTIFICATES OF DEPOSIT 0.0%

Sumitomo Mitsui Banking Corp.
4.680% due 02/27/2025 ~	5,700	5,701

COMMERCIAL PAPER 9.2%

Alimentation Couche-Tard, Inc.
4.700% due 01/08/2025	40,900	40,859
4.700% due 01/21/2025	19,600	19,547
4.700% due 01/22/2025	4,650	4,637

Avangrid, Inc.
4.550% due 01/21/2025	20,300	20,246
4.720% due 01/07/2025	9,800	9,791

Bacardi-Martini BV
4.880% due 01/15/2025	20,300	20,260

Canadian Natural Resources Ltd.
4.880% due 01/15/2025	9,450	9,431
4.880% due 01/16/2025	9,800	9,779
4.950% due 01/03/2025	7,400	7,397

Cencora, Inc.
4.750% due 01/15/2025	48,700	48,608
4.750% due 01/23/2025	45,250	45,117
4.750% due 01/24/2025	25,950	25,871

Conagra Brands, Inc.
4.850% due 01/21/2025	8,200	8,177

Consolidated Edison Co. of New York, Inc.
4.700% due 01/13/2025	91,400	91,251

Constellation Brands, Inc.
4.900% due 01/10/2025	3,050	3,046
4.920% due 01/08/2025	7,100	7,093
4.920% due 01/10/2025	4,900	4,894
4.920% due 01/13/2025	3,050	3,045

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 01/06/2025	$3,200	$3,197
4.950% due 01/07/2025	8,150	8,142

CRH America Finance, Inc.
4.720% due 01/16/2025	22,750	22,704
4.720% due 01/17/2025	13,550	13,521

Crown Castle, Inc.
4.990% due 01/16/2025	118,000	117,748

Dell International LLC
4.700% due 01/10/2025	55,700	55,631
4.730% due 01/03/2025	11,400	11,396
4.730% due 01/07/2025	65,350	65,293
4.730% due 01/09/2025	17,150	17,131

Enbridge US, Inc.
4.710% due 01/14/2025	53,750	53,654
4.730% due 01/24/2025	16,250	16,200

Hyundai Capital America
4.720% due 01/03/2025	12,500	12,495
4.720% due 01/09/2025	12,700	12,686

Jabil, Inc.
4.870% due 01/06/2025	71,850	71,789

L3Harris Technologies, Inc.
4.670% due 01/02/2025	4,200	4,199

Penske Truck Leasing Co. LP
4.670% due 01/23/2025	10,100	10,070

Public Service Enterprise Group, Inc.
4.720% due 01/08/2025	2,850	2,847
4.720% due 01/09/2025	25,100	25,072

Rogers Communications, Inc.
4.930% due 01/23/2025	43,700	43,573

Southern California Edison Co.
4.950% due 01/06/2025	16,350	16,337
5.000% due 01/07/2025	5,700	5,695

Targa Resources Corp.
4.800% due 01/15/2025	17,200	17,165

Toronto-Dominion Bank
4.550% due 01/22/2025	104,600	104,321

		1,089,915

REPURCHASE AGREEMENTS (c) 1.7%
		198,300

MUNICIPAL BONDS & NOTES 0.6%

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2024
5.093% due 06/15/2025	77,700	77,872

Total Municipal Bonds & Notes (Cost $77,700)		77,872

Total Short-Term Instruments (Cost $1,371,833)		1,371,788

Total Investments in Securities (Cost $11,918,641)		11,913,287

Total Investments 100.2% (Cost $11,918,641)		$11,913,287

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		81

Other Assets and Liabilities, net (0.2)%		(22,967)

Net Assets 100.0%		$11,890,401

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	85

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.520%	12/31/2024	01/02/2025	$194,300	U.S. Treasury Notes 4.125% due 10/31/2029	$(197,845)	$194,300	$194,349
SAL	4.280	12/31/2024	01/02/2025	4,000	U.S. Treasury Notes 4.625% due 06/15/2027	(4,087)	4,000	4,001

Total Repurchase Agreements						$(201,932)	$198,300	$198,350

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$194,349	$0	$0	$0	$194,349	$(197,845)	$(3,496)
SAL	4,001	0	0	0	4,001	(4,087)	(86)

Total Borrowings and Other Financing Transactions	$198,350	$0	$0	0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(41,553) at a weighted average interest rate of 4.297%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2025	869	$	(92,379)	$448	$81	$0

Total Futures Contracts					$448	$81	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$81	$0	$81	$0	$0	$0	$0

Cash of $13,201 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

86	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$81	$81

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(15,205)	$(15,205)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,716	$1,716

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,053,754	$0	$4,053,754
Industrials	0	1,629,405	0	1,629,405
Utilities	0	557,846	0	557,846
U.S. Government Agencies	0	506,123	55,474	561,597
U.S. Treasury Obligations	0	349,755	0	349,755
Non-Agency Mortgage-Backed Securities	0	292,833	0	292,833
Asset-Backed Securities
Automobile ABS Other	0	809,959	0	809,959
Automobile Sequential	0	563,855	0	563,855
CMBS Other	0	106,418	0	106,418
Credit Card Bullet	0	273,563	0	273,563
Credit Card Other	0	250,674	0	250,674
Home Equity Other	0	2,788	0	2,788
Whole Loan Collateral	0	3,393	0	3,393
Other ABS	0	695,719	0	695,719
Sovereign Issues	0	389,940	0	389,940

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short-Term Instruments
Certificates of Deposit	$0	$5,701	$0	$5,701
Commercial Paper	0	1,089,915	0	1,089,915
Repurchase Agreements	0	198,300	0	198,300
Municipal Bonds & Notes	0	77,872	0	77,872

Total Investments	$0	$11,857,813	$55,474	$11,913,287

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$81	$0	$81

Total Financial Derivative Instruments	$0	$81	$0	$81

Totals	$0	$11,857,894	$55,474	$11,913,368

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	87

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%

MUNICIPAL BONDS & NOTES 92.0%

ALABAMA 4.1%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.970% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,945

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	5,000	5,254

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,960
5.500% due 10/01/2054	5,000	5,418

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	7,859
5.000% due 10/01/2055	4,800	5,065

Chatom Industrial Development Board, Alabama Revenue Bonds, (AGM Insured), Series 2020
5.000% due 08/01/2027	1,000	1,039

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,500	1,652

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	4,700	5,075

Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,605
5.000% due 11/15/2036	1,220	1,302
5.000% due 11/15/2037	875	931

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.000% due 10/01/2031	3,500	3,811

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	1,900	1,876

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,400	4,682

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	5,950	6,263

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,700	9,026
5.000% due 11/01/2055	2,500	2,659

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	3,600	3,603

		72,025

ALASKA 0.4%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	1,905	2,074

Alaska Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 12/01/2042	1,000	1,073

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021
5.000% due 06/01/2033	2,890	3,083

		6,230

ARIZONA 0.2%

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	2,000	2,114

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix, Arizona General Obligation Refunding Bonds, Series 2022
5.000% due 07/01/2026	$1,500	$1,546

		4,061

CALIFORNIA 4.4%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.070% (MUNIPSA) due 04/01/2056 ~	2,000	1,990

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,986
5.250% due 11/01/2054	7,750	8,211
5.500% due 10/01/2054	1,885	2,052

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	14,200	15,154

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	982

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	3,250	3,201

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2040	2,500	2,739

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	1,100	1,107

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2037	4,495	4,512

California State General Obligation Bonds, Series 2022
5.000% due 11/01/2026	6,400	6,656

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	3,100	3,142

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	3,500	3,673

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (c)	1,500	745

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021
4.000% due 01/15/2033	1,111	1,149

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.687% due 06/01/2030	6,000	5,305
2.746% due 06/01/2034	3,000	2,528

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2038	1,000	1,123

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	530
5.000% due 09/01/2044	690	723

San Francisco, California City & County Certificates of Participation Bonds, Series 2017
4.000% due 04/01/2036	6,320	6,329

		76,837

COLORADO 2.8%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2042	1,000	1,096
5.000% due 12/01/2043	1,000	1,091
5.000% due 12/01/2044	1,000	1,088

Colorado Health Facilities Authority Revenue Bonds, Series 2018
5.000% due 11/15/2048	2,500	2,538

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	7,000	6,866
5.000% due 11/15/2049	1,360	1,403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	$1,200	$1,342
5.250% due 11/01/2037	1,450	1,610

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 05/15/2033	4,500	5,044
5.000% due 05/15/2034	3,400	3,872
5.000% due 12/01/2034	6,500	7,322
5.000% due 11/15/2059	5,800	6,234

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,417

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.738% (SOFRRATE) due 09/01/2039 ~	3,400	3,399

University of Colorado Hospital Authority Revenue Bonds, Series 2024
5.000% due 11/15/2031	3,400	3,774

		48,096

CONNECTICUT 1.4%

Bridgeport, Connecticut General Obligation Bonds, Series 2017
5.000% due 08/15/2027	2,690	2,815

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,083
5.000% due 01/01/2035	4,290	4,487

Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2039	5,000	5,523

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	3,882

Connecticut State General Obligation Bonds, Series 2022
5.000% due 09/15/2028	2,725	2,922

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,261

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	1,974

		23,947

DELAWARE 0.1%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,000	1,955

DISTRICT OF COLUMBIA 0.9%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039	2,000	2,249
5.000% due 08/01/2040	5,000	5,593

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,162
5.000% due 07/01/2033	5,000	5,198

		15,202

FLORIDA 3.3%

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	2,983

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	4,500	4,443

88	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.800% due 11/15/2054	$17,000	$17,000
5.000% due 11/15/2034	6,500	7,402

Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024
5.000% due 02/01/2034	1,500	1,604

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2034	4,500	5,145

JEA Water & Sewer System, Florida Revenue Bonds, Series 2020
4.000% due 10/01/2039	1,000	1,010

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020
5.000% due 10/01/2032	1,000	1,093

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017
4.000% due 07/01/2033	3,000	3,012

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
5.000% due 10/01/2032	2,750	3,114

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2028	1,450	1,546

Orange County, Florida School Board Certificates of Participation Bonds, Series 2024
5.000% due 08/01/2034	3,960	4,464

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	3,500	3,141

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2027 (c)	350	315
0.000% due 10/01/2029 (c)	700	583
0.000% due 10/01/2034 (c)	1,850	1,235

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (c)	200	141

		58,231

GEORGIA 2.8%

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	2,000	1,734

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2038	1,800	1,905

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	3,750	3,748

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	620

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,083
5.000% due 04/01/2043	3,375	3,603

Development Authority of Burke County, Georgia Revenue Bonds, Series 2008
3.375% due 11/01/2048	4,500	4,503

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	1,250	1,246

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,081

Gainesville & Hall County, Georgia Hospital Authority Revenue Bonds, Series 2024
5.000% due 10/15/2030	3,000	3,268

LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	724

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	700	705

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	$1,915	$1,924
5.000% due 12/01/2052	3,000	3,125

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,047
5.000% due 12/01/2053	7,600	8,035

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	2,400	2,400

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2026	400	407
5.000% due 01/01/2031	1,200	1,263

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2027	200	205
5.000% due 01/01/2029	165	172

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	2,000	1,960

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2033	2,500	2,793

		49,551

HAWAII 0.6%

City & County Honolulu, Hawaii General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,026

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	8,475	8,485

		10,511

IDAHO 0.1%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.450% due 01/01/2044	2,490	2,466

ILLINOIS 4.9%

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	3,620	3,676

Illinois Finance Authority Revenue Bonds, Series 2020
3.600% due 08/15/2049	7,600	7,600

Illinois Finance Authority Revenue Bonds, Series 2022
3.600% due 08/15/2057	5,000	5,000

Illinois Sales Tax State Revenue Bonds, Series 2024
5.000% due 06/15/2040	1,195	1,286

Illinois State General Obligation Bonds, Series 2020
5.500% due 05/01/2030	7,000	7,469

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2037	5,860	6,236

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	6,100	6,472

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2032	5,000	5,500
5.000% due 02/01/2033	13,400	14,828
5.000% due 05/01/2036	8,000	8,797

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	1,500	1,502

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,100	2,108

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	2,500	2,678

Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	2,957
5.000% due 01/01/2036	5,000	5,627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	$500	$319
0.000% due 06/15/2037 (c)	1,500	916

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,350	1,399

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2037	1,000	1,068

		85,438

INDIANA 1.0%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,825	3,489

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	1,988
4.250% due 11/01/2030	1,500	1,529

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2030	1,500	1,582

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,115
5.000% due 10/01/2037	800	889

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 03/01/2031	600	649
5.000% due 03/01/2032	700	761

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	4,000	4,570

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,500	1,495

		18,067

IOWA 0.7%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	8,000	8,007

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,204
5.000% due 12/01/2050	800	910

		12,121

KENTUCKY 0.5%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,650	1,652

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,000	1,004

Kentucky State Property & Building Commission Revenue Bonds, Series 2024
4.375% due 09/01/2040	5,850	5,859

		8,515

LOUISIANA 1.2%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	13,100	12,662

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2027	1,200	1,247
5.000% due 08/15/2028	1,200	1,249

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,980	1,899

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2036	1,000	1,107

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	89

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021
4.000% due 02/01/2037	$2,000	$1,899

		20,063

MARYLAND 1.1%

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	1,450	1,466

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	214
5.000% due 06/01/2031	350	369
5.000% due 06/01/2033	445	465

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	3,490	3,882

Washington Suburban Sanitary Commission, Maryland Revenue Bonds, Series 2013
3.850% due 06/01/2027	12,550	12,550

		18,946

MASSACHUSETTS 1.0%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	3,400	3,807

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	8,900	9,620

Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2023
5.000% due 07/01/2033	1,500	1,738

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,571

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.220% (MUNIPSA) due 07/01/2049 ~	1,000	997

		17,733

MICHIGAN 2.2%

Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024
5.000% due 07/01/2048	3,000	3,121

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.853% (TSFR3M) due 07/01/2032 ~	3,000	2,961

Grand Traverse County, Michigan Hospital Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2029	1,175	1,250
5.000% due 07/01/2030	1,715	1,843

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2037	5,000	5,605

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.370% (MUNIPSA) due 04/15/2047 ~	3,500	3,484
5.000% due 04/15/2030	2,000	2,181

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,209

Michigan Finance Authority Revenue Bonds, Series 2020
5.000% due 06/01/2040	5,000	5,199

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2034	1,930	2,144
5.000% due 02/28/2039	1,290	1,405

Michigan State Building Authority Revenue Bonds, Series 2015
5.000% due 04/15/2034	2,000	2,021

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Building Authority Revenue Bonds, Series 2023
5.000% due 10/15/2037	$1,000	$1,116

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	1,800	1,977

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,800	2,019

		37,535

MINNESOTA 0.9%

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	3,060	3,231

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,700	1,899

State of Minnesota, Minnesota Certificate Bonds, Series 2023
5.000% due 11/01/2042	10,000	10,956

		16,086

MISSISSIPPI 0.2%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	1,500	1,486

Mississippi Development Bank Revenue Bonds, Series 2024
5.000% due 01/01/2031	1,250	1,376

		2,862

MISSOURI 0.3%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.000% due 05/01/2033	4,000	4,511

MULTI-STATE 2.9%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	8,467	8,201
4.142% due 01/25/2040	10,844	10,414
4.550% due 08/25/2040	13,214	13,026

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	6,687	6,660
4.545% due 10/25/2040	6,476	6,440
4.563% due 04/25/2042 ~	4,997	4,983

		49,724

NEBRASKA 0.4%

Douglas County, Nebraska Revenue Bonds, Series 2021
4.150% (MUNIPSA) due 07/01/2035 ~	1,940	1,919

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2042	3,625	3,980

Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015
5.000% due 01/01/2025	1,905	1,905

		7,804

NEVADA 2.1%

Clark County, Nevada Department of Highway Revenue Bonds, Series 2024
4.000% due 07/01/2042	5,000	4,945

Clark County, Nevada Revenue Bonds, Series 2010
2.100% due 06/01/2031	5,000	4,374

Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,066
5.000% due 06/15/2029	2,030	2,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Humboldt County, Nevada Revenue Bonds, Series 2016
3.550% due 10/01/2029	$5,000	$5,015

Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016
5.000% due 06/15/2031	1,465	1,481

Nevada State General Obligation Bonds, Series 2023
5.000% due 05/01/2040	10,000	11,035

Washoe County School District, Nevada General Obligation Bonds, Series 2023
4.125% due 06/01/2041	4,235	4,241

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,500	2,504

		36,860

NEW HAMPSHIRE 0.9%

National Finance Authority Affordable Housing
4.150% due 10/20/2040	5,100	4,988

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2025	285	285

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	4,921	4,660

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	5,325	5,991

		15,924

NEW JERSEY 4.2%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (d)	12,673	10,933

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2027	2,100	2,118

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2034	500	510

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2036	2,500	2,737

New Jersey State General Obligation Bonds, Series 2020
5.000% due 06/01/2026	2,000	2,055

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (c)	1,500	1,027

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,380	1,446

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,202
5.000% due 06/15/2037	10,985	12,139

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2036	12,000	13,521

New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,635
5.000% due 01/01/2030	2,250	2,335

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,300	1,301

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	7,870	8,223

		73,182

NEW MEXICO 1.1%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	5,000	4,523

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	7,000	7,077

90	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	$7,950	$7,774

		19,374

NEW YORK 13.0%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	2,500	2,686

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2042	2,375	2,600

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	1,800	1,822

Nassau County, New York General Obligation Bonds, Series 2016
5.000% due 04/01/2026	1,360	1,397

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2030	2,005	2,171

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,520	1,611

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022
5.000% due 07/15/2035	5,000	5,634

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
3.850% due 11/01/2042	20,000	20,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.050% due 08/01/2042	15,150	15,150

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
3.850% due 11/01/2044	8,000	8,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,227
5.000% due 02/01/2040	2,450	2,668
5.250% due 08/01/2040	4,890	5,436

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2023
5.000% due 02/01/2039	3,000	3,316

New York City, New York General Obligation Bonds, Series 2015
3.850% due 06/01/2044	5,000	5,000

New York City, New York General Obligation Bonds, Series 2017
3.850% due 10/01/2046	14,200	14,200

New York City, New York General Obligation Bonds, Series 2018
3.850% due 12/01/2047	10,000	10,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
4.000% due 06/15/2048	20,000	20,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
5.000% due 06/15/2032	5,000	5,599

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2028	2,000	2,145

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2037	2,000	2,246

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	5,000	5,657
5.000% due 11/01/2037	4,500	5,069

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2046 (a)	4,000	4,339

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,525	9,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	$1,000	$1,151
5.000% due 11/15/2037	1,000	1,144

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	3,500	3,538

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,206

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,859
4.000% due 02/15/2047	5,000	4,841

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	4,740	4,553
4.000% due 07/01/2051	8,000	7,759

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	2,000	2,265

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	2,942

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (d)	6,500	6,241

New York State Urban Development Corp. Revenue Bonds, Series 2015
5.000% due 03/15/2035	2,500	2,524

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	4,900	5,518

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2026	1,070	1,104

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	2,985	3,017

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	5,000	5,372

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2032	4,200	4,762

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2026	1,270	1,292
5.000% due 06/01/2027	2,800	2,880

		227,472

NORTH CAROLINA 1.6%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2037	17,765	17,765

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,200

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2022
5.000% due 01/15/2028	1,000	1,056

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	2,995	3,015

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	3,400	3,733

		27,769

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2036	1,050	1,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 2.5%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	$1,000	$1,048
5.000% due 06/01/2036	2,065	2,158

Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,253

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,005

Kent State University, Ohio Revenue Bonds, Series 2022
5.000% due 05/01/2033	510	570

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	3,600	3,798

Northeast Ohio Medical University Revenue Bonds, Series 2021
5.000% due 12/01/2029	115	121

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	3,200	2,960

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
3.800% due 01/01/2043	8,000	8,000

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	9,100	9,998

Ohio Water Development Authority Revenue Bonds, Series 2023
5.000% due 12/01/2038	1,250	1,408

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023
5.000% due 12/01/2037	4,985	5,603

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	417
5.000% due 12/01/2039	430	467
5.000% due 12/01/2040	410	444
5.000% due 12/01/2041	460	496

Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2031 (c)	845	652
0.000% due 12/01/2032 (c)	880	649

		43,047

OKLAHOMA 0.4%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,072
5.000% due 06/01/2037	1,100	1,226

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2036	4,000	4,529

		7,827

OREGON 0.7%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,599
5.000% due 08/15/2036	1,500	1,595
5.000% due 08/15/2037	1,600	1,696
5.000% due 08/15/2038	1,000	1,057

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2036	2,000	2,279
5.000% due 05/15/2037	1,000	1,135
5.000% due 05/15/2038	2,250	2,542

		11,903

PENNSYLVANIA 3.6%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.320% (MUNIPSA) due 11/15/2047 ~	10,000	9,917

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	91

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	$2,250	$2,242

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2025	1,500	1,510

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2016
5.000% due 01/15/2027	2,000	2,082

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022
5.000% due 10/01/2033	5,000	5,633

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
3.950% (TSFR3M) due 06/01/2037 ~	4,000	3,773

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2033	600	623
4.000% due 03/01/2035	1,100	1,139

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,250	1,167

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,926

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	5,500	5,618

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	344
5.000% due 08/15/2031	300	303
5.000% due 08/15/2033	1,000	1,010

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2029	1,250	1,298

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	1,100	1,206

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2036	8,170	8,936

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,350	2,621

Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
5.000% due 02/01/2031	2,500	2,688

School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
4.000% due 09/01/2038	2,200	2,208

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.000% due 06/01/2031	1,000	1,114
5.250% due 06/01/2042	3,750	4,122

		63,480

PUERTO RICO 2.0%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.772% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,245

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	6,188
4.500% due 07/01/2034	8,671	8,687
5.000% due 07/01/2058	3,000	2,995

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	16,000	15,802

		34,917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 1.4%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2036	$3,065	$3,469

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	6,500	7,160
5.000% due 05/15/2037	1,000	1,083

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,046
5.000% due 06/01/2040	2,000	2,005

		24,763

SOUTH CAROLINA 0.3%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.000% due 07/01/2033	1,720	1,941

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	2,800	2,995

		4,936

SOUTH DAKOTA 0.1%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	926

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	912

		1,838

TENNESSEE 1.9%

Knox County, Tennessee Health Educational & Housing Facility Board Revenue Bonds, Series 2022
3.950% due 12/01/2027	3,500	3,513

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	843
5.000% due 07/01/2038	500	551

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	3,285	3,355

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	5,400	5,387
3.250% due 10/01/2046	4,500	4,490

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,003

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,410

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,038

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,400	3,596

		33,186

TEXAS 12.9%

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	1,500	1,656
5.000% due 02/15/2041	4,000	4,396

Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024
4.500% due 03/01/2043	3,750	3,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	$1,700	$1,693

Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002
0.000% due 08/15/2026 (c)	3,000	2,839

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	3,600	3,826

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,141

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,350	1,506

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2034	3,000	3,348

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024
4.350% due 10/01/2041	2,330	2,306

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2036	2,550	2,861

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2035	1,700	1,921
5.000% due 02/15/2037	5,220	5,855

EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024
4.250% due 12/01/2034	3,900	3,878

EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023
4.000% due 12/01/2033	5,000	4,851

Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	1,100	1,104

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	5,000	5,245

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	13,400	13,400

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	2,200	2,434
5.000% due 07/01/2054	6,000	6,410

Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	3,877
5.000% due 09/15/2041	3,000	3,303

Harris County, Texas Toll Road Revenue Bonds, Series 2023
5.000% due 08/15/2035	2,960	3,316

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2037	5,000	5,615

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	1,540	1,694

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,300	3,499

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,524

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,674
5.000% due 02/15/2038	2,000	2,222
5.000% due 02/15/2039	5,000	5,514

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 02/01/2030	2,290	2,494

92	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2040	$1,250	$1,353

Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,600	2,587

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,299
4.000% due 05/15/2044	720	688
5.000% due 05/15/2037	950	1,058
5.000% due 05/15/2039	1,000	1,096

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,948

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	2,923

North Texas Tollway Authority Revenue Bonds, Series 2023
5.000% due 01/01/2031	4,300	4,738

North Texas Tollway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2032	2,900	3,229

Permanent University Fund - University of Texas System Revenue Bonds, Series 2023
5.000% due 07/01/2040	1,090	1,205

San Antonio Housing Trust Public Facility Corp., Texas Revenue Bonds, Series 2024
4.550% due 03/01/2043	5,000	4,937

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,376

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	3,956
5.000% due 02/01/2040	4,380	4,828
5.000% due 02/01/2041	3,000	3,292

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	2,500	2,489

Tarrant County Housing Finance Corp., Texas Revenue Bonds, Series 2024
4.600% due 03/01/2043	2,000	2,005

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2053	5,000	5,489

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	7,000	7,792

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.546% (TSFR3M) due 12/15/2026 ~	2,500	2,498

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 06/30/2037	2,950	2,903

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	2,900	3,209
5.000% due 10/01/2031	7,500	8,400
5.000% due 10/01/2042	590	652
5.000% due 10/01/2043	5,500	6,050
5.000% due 10/01/2044	4,000	4,386

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,216
5.000% due 03/15/2041	2,000	2,206

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2046 (c)	2,950	1,031

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,713
5.000% due 10/15/2029	1,200	1,306
5.000% due 10/15/2030	1,775	1,961
5.000% due 10/15/2047	5,860	6,242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Water Development Board Revenue Bonds, Series 2023
4.600% due 10/15/2039	$2,045	$2,179

Texas Water Development Board Revenue Bonds, Series 2024
5.000% due 10/15/2031	1,750	1,959

		225,290

UTAH 0.4%

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023
5.000% due 07/01/2036	2,500	2,785

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	3,000	3,351

		6,136

VIRGINIA 0.9%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	3,000	3,206

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,015
5.000% due 07/01/2038	600	653

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
5.000% due 07/01/2053	6,700	7,207

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	3,300	3,313

		15,394

WASHINGTON 2.0%

Energy Northwest, Washington Revenue Bonds, Series 2022
5.000% due 07/01/2035	3,000	3,341

Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023
5.000% due 01/01/2036	1,265	1,412

Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020
4.000% due 12/01/2037	2,135	2,175

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2037	5,000	5,013

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,887

Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2032	450	485

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	3,055	2,967

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	5,000	5,079

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	4,160	3,719

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.085% due 03/20/2040	4,694	4,490
4.400% due 03/01/2043	4,500	4,429

		34,997

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	2,400	2,644

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.3%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2030	$265	$265
4.000% due 10/01/2041	2,250	2,275

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
3.800% due 04/01/2048	7,150	7,150

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	4,440	4,208

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2028 (c)	1,075	920

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,000	3,922

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2029	1,925	2,038

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2040	2,000	1,973

		22,751

Total Municipal Bonds & Notes (Cost $1,591,678)		1,603,340

U.S. GOVERNMENT AGENCIES 0.5%

Freddie Mac
3.800% due 01/01/2040	9,926	9,021

Total U.S. Government Agencies (Cost $9,537)		9,021

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	998	1,005

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	3,000	2,969

Total Non-Agency Mortgage-Backed Securities (Cost $3,998)		3,974

SHORT-TERM INSTRUMENTS 6.3%

U.S. TREASURY BILLS 5.1%
4.330% due 03/20/2025 - 03/27/2025 (b)(c)	89,400	88,537

MUNICIPAL BONDS & NOTES 1.2%

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	5,600	5,650

Los Angeles County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	9,500	9,594

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	6,000	6,038

Total Municipal Bonds & Notes (Cost $21,288)		21,282

Total Short-Term Instruments (Cost $109,817)		109,819

Total Investments in Securities (Cost $1,715,030)		1,726,154

Total Investments 99.0% (Cost $1,715,030)		$1,726,154

Other Assets and Liabilities, net 1.0%		17,469

Net Assets 100.0%		$1,743,623

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	93

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023 - 08/28/2024	$11,162	$10,933	0.62%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,827	6,241	0.36

				$16,989	$17,174	0.98%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,663)	$(2,663)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$810	$810

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$72,025	$0	$72,025
Alaska	0	6,230	0	6,230
Arizona	0	4,061	0	4,061
California	0	76,837	0	76,837
Colorado	0	48,096	0	48,096
Connecticut	0	23,947	0	23,947
Delaware	0	1,955	0	1,955
District of Columbia	0	15,202	0	15,202
Florida	0	58,231	0	58,231
Georgia	0	49,551	0	49,551
Hawaii	0	10,511	0	10,511
Idaho	0	2,466	0	2,466
Illinois	0	85,438	0	85,438
Indiana	0	18,067	0	18,067
Iowa	0	12,121	0	12,121
Kentucky	0	8,515	0	8,515
Louisiana	0	20,063	0	20,063
Maryland	0	18,946	0	18,946
Massachusetts	0	17,733	0	17,733
Michigan	0	37,535	0	37,535

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Minnesota	$0	$16,086	$0	$16,086
Mississippi	0	2,862	0	2,862
Missouri	0	4,511	0	4,511
Multi-State	0	49,724	0	49,724
Nebraska	0	7,804	0	7,804
Nevada	0	36,860	0	36,860
New Hampshire	0	15,924	0	15,924
New Jersey	0	73,182	0	73,182
New Mexico	0	19,374	0	19,374
New York	0	227,472	0	227,472
North Carolina	0	27,769	0	27,769
North Dakota	0	1,133	0	1,133
Ohio	0	43,047	0	43,047
Oklahoma	0	7,827	0	7,827
Oregon	0	11,903	0	11,903
Pennsylvania	0	63,480	0	63,480
Puerto Rico	0	34,917	0	34,917
Rhode Island	0	24,763	0	24,763
South Carolina	0	4,936	0	4,936
South Dakota	0	1,838	0	1,838
Tennessee	0	33,186	0	33,186
Texas	0	225,290	0	225,290

94	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Utah	$0	$6,136	$0	$6,136
Virginia	0	15,394	0	15,394
Washington	0	34,997	0	34,997
West Virginia	0	2,644	0	2,644
Wisconsin	0	22,751	0	22,751
U.S. Government Agencies	0	9,021	0	9,021
Non-Agency Mortgage-Backed Securities	0	3,974	0	3,974

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Short-Term Instruments
U.S. Treasury Bills	$0	$88,537	$0	$88,537
Municipal Bonds & Notes	0	21,282	0	21,282

Total Investments	$0	$1,726,154	$0	$1,726,154

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	95

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.2%

Aligned Data Centers International LP
8.447% (TSFR3M + 3.500%) due 05/16/2028 «~		$22,500	$22,412

Altice France SA
10.147% due 08/15/2028 ~		995	802

Aspire Bakeries Holdings LLC
8.607% due 12/13/2030 ~		2,992	3,026

Bank of Industry Ltd.
4.543% (EUR003M + 4.500%) due 02/14/2025 «~	EUR	6,000	6,187

Broadcom, Inc.
5.463% due 08/14/2026 «~		$750	748

Caesars Entertainment, Inc.
6.607% due 02/06/2031 ~		496	498

Carnival Corp.
7.107% due 10/18/2028 ~		192	194

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ		116	116
8.428% due 11/01/2031 ~		900	911

Cotiviti Corp.
7.303% due 05/01/2031 ~		993	999

CPPIB Capital, Inc.
7.579% due 08/20/2031 ~		1,995	2,011

Cube Industrials Buyer, Inc.
8.132% due 10/17/2031 ~		3,500	3,528

Databricks, Inc.
TBD% due 12/20/2030 «µ		1,087	1,082
TBD% due 12/20/2030 «		4,913	4,888

Endure Digital, Inc.
8.138% due 02/10/2028 «~		2,992	2,454

EP Purchaser LLC
9.090% due 11/06/2028 ~		4,000	4,025

EPIC Crude Services LP
7.656% due 10/15/2031 ~		3,000	3,030

FinCo I LLC
6.607% due 06/27/2029 ~		99	99

Global Medical Response, Inc.
9.856% due 10/31/2028 ~		184	185

Golden State Foods LLC
8.774% due 10/07/2031 ~		3,000	3,030

Jane Street Group LLC
6.395% due 12/15/2031 ~		5,979	5,967

Life time Fitness, Inc.
7.025% (TSFR3M + 2.750%) due 11/05/2031 ~		4,200	4,222

Lifepoint Health, Inc.
7.965% due 05/17/2031 ~		798	801

Medline Borrower LP
6.607% due 10/23/2028 ~		998	1,002

MH SUB I LLC
TBD% due 12/11/2031 ~		3,000	2,978

Modena Buyer LLC
8.857% due 07/01/2031 ~		2,000	1,942

Ocs Group Holdings Ltd.
TBD% due 11/27/2031 «~	GBP	5,000	6,209

Project Alpha Intermediate Holding, Inc.
5.301% (EUR003M + 4.500%) due 07/15/2025 «~(i)	EUR	400	414

QualityTech LP
8.024% due 10/30/2031 ~		$4,000	4,030

Raven Acquisition Holdings LLC
TBD% due 11/19/2031 ~µ		133	134
TBD% due 11/19/2031 ~		1,867	1,873

RealPage, Inc.
8.079% due 04/24/2028 ~		3,000	3,018

Republic of Kenya
9.849% (PRIME + 5.400%) due 05/12/2028 «~		5,000	4,969

Rockpoint Gas Storage Partners LP
7.985% due 09/18/2031 ~		1,900	1,915

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~		$2,693	$2,684

Subcalidora 2 SARL
8.433% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	2,000	2,077

The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~		$4,000	3,960

TIH Insurance Holdings LLC
7.079% due 05/06/2031 ~		460	462

Triton Water Holdings, Inc.
8.329% due 03/31/2028 ~		993	1,002

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~		2,992	2,811

UKG, Inc.
7.325% due 02/10/2031 ~		896	903

Total Loan Participations and Assignments (Cost $112,184)			113,598

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 6.5%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		1,350	1,251

Ally Financial, Inc.
5.800% due 05/01/2025		300	300
6.992% due 06/13/2029 •		900	938

American Tower Corp.
2.750% due 01/15/2027		575	552
3.650% due 03/15/2027		200	195
3.800% due 08/15/2029		1,000	947

Armor RE Ltd.
12.784% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		700	700

Athene Global Funding
5.339% due 01/15/2027		500	503

Banco BTG Pactual SA
5.750% due 01/22/2030		4,000	3,867

Bank of America Corp.
5.202% due 04/25/2029 •		750	754
5.288% due 04/25/2034 •		2,000	1,984
5.468% due 01/23/2035 •		3,750	3,756
5.819% due 09/15/2029 •		500	513

Barclays PLC
5.690% due 03/12/2030 •		625	631

BGC Group, Inc.
6.600% due 06/10/2029		1,000	1,025

Blue Owl Finance LLC
6.250% due 04/18/2034		2,000	2,056

Boost Newco Borrower LLC
7.500% due 01/15/2031		900	944

BPCE SA
6.612% due 10/19/2027 •		250	256

Brandywine Operating Partnership LP
8.875% due 04/12/2029		600	640

Brookfield Finance, Inc.
4.350% due 04/15/2030		90	87

Brookfield Property REIT, Inc.
4.500% due 04/01/2027		214	203

Burford Capital Global Finance LLC
9.250% due 07/01/2031		1,120	1,190

CaixaBank SA
5.673% due 03/15/2030 •		1,250	1,263

Cantor Fitzgerald LP
7.200% due 12/12/2028		850	889

Carlyle Secured Lending, Inc.
6.750% due 02/18/2030		3,000	3,062

Charles Schwab Corp.
5.853% due 05/19/2034 •		430	443

CI Financial Corp.
7.500% due 05/30/2029		1,000	1,047

CIMA Finance DAC
2.950% due 09/05/2029		3,554	3,177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	8,500	$2,342

Credit Acceptance Corp.
6.625% due 03/15/2026		$60	60
9.250% due 12/15/2028		500	529

Credit Suisse USA, Inc.
7.125% due 07/15/2032		1,615	1,790

Crown Castle, Inc.
1.050% due 07/15/2026		475	449

Deloitte LLP
5.250% due 01/30/2030 «(i)		2,000	1,987
5.410% due 01/30/2032 «(i)		2,000	1,984
5.590% due 01/30/2035 «(i)		2,000	1,974

Encore Capital Group, Inc.
8.500% due 05/15/2030		2,500	2,632
9.250% due 04/01/2029		1,250	1,333

EPR Properties
3.750% due 08/15/2029		3,000	2,783

Equitable Holdings, Inc.
4.350% due 04/20/2028		60	59

Everglades Re Ltd.
15.814% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		400	416

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,125	1,136

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,380	1,357
7.000% due 05/01/2031		1,925	1,966

Freedom Mortgage Corp.
6.625% due 01/15/2027		60	60
12.000% due 10/01/2028		250	272

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		1,000	1,032
9.250% due 02/01/2029		300	310

GLP Capital LP
4.000% due 01/15/2031		1,000	915
5.300% due 01/15/2029		130	130
5.375% due 04/15/2026		780	781
5.625% due 09/15/2034		1,800	1,772

Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		1,490	1,260
4.482% due 08/23/2028 •		300	297
4.692% due 10/23/2030 •		5,000	4,897
5.330% due 07/23/2035 •		1,500	1,473
5.727% due 04/25/2030 •		1,600	1,634
6.484% due 10/24/2029 •		300	314

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		1,700	1,656

HAT Holdings LLC
3.375% due 06/15/2026		60	58
8.000% due 06/15/2027		650	678

Host Hotels & Resorts LP
3.500% due 09/15/2030		2,000	1,812

HSBC Holdings PLC
4.755% due 06/09/2028 •		1,625	1,614

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		300	261

Jane Street Group
7.125% due 04/30/2031		1,100	1,131

JPMorgan Chase & Co.
4.946% due 10/22/2035 •		9,500	9,157
5.294% due 07/22/2035 •		150	149
5.336% due 01/23/2035 •		1,250	1,243
5.350% due 06/01/2034 •		1,800	1,799
5.581% due 04/22/2030 •		2,000	2,040

KBC Group NV
5.796% due 01/19/2029 •		350	356

Kilroy Realty LP
6.250% due 01/15/2036		400	397

Ladder Capital Finance Holdings LLLP
7.000% due 07/15/2031		1,200	1,235

Lazard Group LLC
6.000% due 03/15/2031		1,000	1,027

96	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		$1,600	$1,594

Marex Group PLC
6.404% due 11/04/2029		3,000	3,032

Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		465	471

Morgan Stanley
3.955% due 03/21/2035 •	EUR	1,000	1,061
4.654% due 10/18/2030 •		$3,000	2,937
5.250% due 04/21/2034 •		950	936
5.831% due 04/19/2035 •		1,500	1,529
6.407% due 11/01/2029 •		500	522

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		245	234
7.125% due 02/01/2032		1,600	1,622

Nationwide Building Society
6.557% due 10/18/2027 •		250	257

NatWest Group PLC
5.778% due 03/01/2035 •		1,300	1,311
5.808% due 09/13/2029 •		685	699
6.016% due 03/02/2034 •		300	307

Newmark Group, Inc.
7.500% due 01/12/2029		725	758

Norinchukin Bank
5.094% due 10/16/2029		4,550	4,520

OneMain Finance Corp.
3.500% due 01/15/2027		975	931
6.625% due 05/15/2029		3,000	3,041
7.125% due 11/15/2031		1,200	1,224
7.500% due 05/15/2031		1,000	1,027
9.000% due 01/15/2029		335	356

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		1,300	881

Pebblebrook Hotel LP
6.375% due 10/15/2029		1,500	1,486

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		155	148
7.125% due 11/15/2030		1,000	1,014
7.875% due 12/15/2029		350	367

Piedmont Operating Partnership LP
6.875% due 07/15/2029		1,000	1,028

PRA Group, Inc.
8.875% due 01/31/2030		3,000	3,111

Realty Income Corp.
1.625% due 12/15/2030	GBP	225	230

Sammons Financial Group Global Funding
5.100% due 12/10/2029		$4,000	3,973

Sammons Financial Group, Inc.
6.875% due 04/15/2034		600	628

Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	511

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		800	771
6.534% due 01/10/2029 •		700	722

Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	2,957

SLM Corp.
3.125% due 11/02/2026		850	812

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026		4,700	4,694

Starwood Property Trust, Inc.
6.500% due 07/01/2030		5,000	5,010

Sumitomo Mitsui Financial Group, Inc.
5.424% due 07/09/2031		1,675	1,695

Synchrony Bank
5.400% due 08/22/2025		185	185

Ter Finance Jersey Ltd.
0.010% due 01/02/2025 «		1,000	1,000

UBS Group AG
4.988% due 08/05/2033 •		200	194
5.699% due 02/08/2035 •		1,325	1,334
6.442% due 08/11/2028 •		550	568
6.537% due 08/12/2033 •		60	64

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
7.296% due 04/02/2034 •		$300	$314

VFH Parent LLC
7.500% due 06/15/2031		1,000	1,030

VICI Properties LP
4.950% due 02/15/2030		600	589
5.125% due 11/15/2031		6,000	5,857
5.750% due 04/01/2034		1,325	1,338

Wells Fargo & Co.
5.198% due 01/23/2030 •		1,250	1,254
5.211% due 12/03/2035 •		2,500	2,434
5.389% due 04/24/2034 •		1,020	1,009
5.574% due 07/25/2029 •		1,200	1,219

Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,114

XHR LP
6.625% due 05/15/2030		3,000	3,014

			176,654

INDUSTRIALS 11.7%

AbbVie, Inc.
3.200% due 11/21/2029		1,675	1,555

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,192	1,105
3.600% due 09/15/2028		345	336

Altice France SA
5.500% due 10/15/2029		2,660	2,006

Amer Sports Co.
6.750% due 02/16/2031		775	786

American Airlines Pass-Through Trust
3.200% due 12/15/2029		145	137
3.600% due 03/22/2029		299	289
3.650% due 08/15/2030		830	792

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		3,000	2,724

Amgen, Inc.
5.150% due 03/02/2028		1,000	1,007

ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,300	1,332

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		$3,000	2,925
5.308% due 10/20/2031		3,800	3,713

Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032		2,000	1,990

Ashtead Capital, Inc.
5.800% due 04/15/2034		800	801

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		750	733

Axalta Coating Systems LLC
3.375% due 02/15/2029		1,000	909

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,120	1,027
4.000% due 10/15/2030		790	707
5.625% due 09/15/2029		2,000	1,973

Bausch & Lomb Corp.
8.375% due 10/01/2028		250	259

Becton Dickinson & Co.
1.957% due 02/11/2031		60	50
5.110% due 02/08/2034		950	936

Belron U.K. Finance PLC
5.750% due 10/15/2029		4,000	3,962

Block, Inc.
6.500% due 05/15/2032		2,000	2,022

Boeing Co.
2.196% due 02/04/2026		2,300	2,232
3.250% due 02/01/2028		3,000	2,826
3.625% due 02/01/2031		300	272
5.150% due 05/01/2030		900	888
5.930% due 05/01/2060		800	742
6.528% due 05/01/2034		800	838
6.858% due 05/01/2054		600	638

British Airways Pass-Through Trust
3.300% due 06/15/2034		136	125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 05/15/2034		$1,390	$1,321

Broadcom Corp.
3.500% due 01/15/2028		100	96

Broadcom, Inc.
2.450% due 02/15/2031		1,000	863
3.187% due 11/15/2036		620	500
4.926% due 05/15/2037		520	495

Builders FirstSource, Inc.
5.000% due 03/01/2030		2,900	2,767

Camelot Finance SA
4.500% due 11/01/2026		120	117

Capstone Borrower, Inc.
8.000% due 06/15/2030		600	622

Carnival Corp.
4.000% due 08/01/2028		4,000	3,794

Carnival Holdings Bermuda Ltd.
10.375% due 05/01/2028		4,000	4,264

CDW LLC
3.569% due 12/01/2031		1,605	1,430
5.100% due 03/01/2030		1,000	986
5.550% due 08/22/2034		1,000	987

Centene Corp.
2.450% due 07/15/2028		1,000	901
3.000% due 10/15/2030		6,000	5,181

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,500	1,565

CGI, Inc.
1.450% due 09/14/2026		400	379

Charter Communications Operating LLC
2.250% due 01/15/2029		1,000	882
2.800% due 04/01/2031		100	84
3.850% due 04/01/2061		9,060	5,466
3.950% due 06/30/2062		350	214

Cloud Software Group, Inc.
6.500% due 03/31/2029		650	639

Clydesdale Acquisition Holdings, Inc.
6.875% due 01/15/2030		1,500	1,512

CMA CGM SA
5.500% due 07/15/2029	EUR	1,000	1,085

Community Health Systems, Inc.
10.875% due 01/15/2032		$2,300	2,376

Constellation Brands, Inc.
2.250% due 08/01/2031		475	395
3.150% due 08/01/2029		450	415

Coterra Energy, Inc.
5.400% due 02/15/2035		4,000	3,881
5.900% due 02/15/2055		2,000	1,888

Coty, Inc.
5.000% due 04/15/2026		57	57

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,110	1,010

CVS Health Corp.
4.300% due 03/25/2028		630	611

Dcli Bidco LLC
7.750% due 11/15/2029		4,000	4,105

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		621	573

Deluxe Corp.
8.125% due 09/15/2029		2,000	2,031

Diamond Foreign Asset Co.
8.500% due 10/01/2030		2,350	2,441

Elevance Health, Inc.
4.750% due 02/15/2030		3,000	2,965
5.200% due 02/15/2035		3,000	2,931

Ellucian Holdings, Inc.
6.500% due 12/01/2029		3,000	3,009

Enbridge, Inc.
5.700% due 03/08/2033		590	596

Energy Transfer LP
3.750% due 05/15/2030		675	630
5.600% due 09/01/2034		3,000	2,999
6.550% due 12/01/2033		1,000	1,065

Eni SpA
5.500% due 05/15/2034		3,000	2,967

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	97

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EnLink Midstream LLC
6.500% due 09/01/2030		$300	$314

Entergy Louisiana LLC
4.000% due 03/15/2033		495	454
5.350% due 03/15/2034		625	625

Enterprise Products Operating LLC
2.800% due 01/31/2030		400	362

EQM Midstream Partners LP
4.500% due 01/15/2029		159	152
4.750% due 01/15/2031		1,000	941

ESAB Corp.
6.250% due 04/15/2029		500	507

Essent Group Ltd.
6.250% due 07/01/2029		2,000	2,043

Expand Energy Corp.
5.700% due 01/15/2035		4,000	3,928

First Student Bidco, Inc.
4.000% due 07/31/2029		350	322

Flora Food Management BV
6.875% due 07/02/2029	EUR	2,000	2,166

Ford Motor Co.
3.250% due 02/12/2032		$185	154

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031		1,000	1,021

Gartner, Inc.
3.750% due 10/01/2030		1,535	1,402

Global Medical Response, Inc. (9.500% Cash and 0.750% PIK)
10.250% due 10/31/2028 (b)		1,207	1,212

Global Payments, Inc.
1.200% due 03/01/2026		300	288
2.650% due 02/15/2025		90	90

GN Bondco LLC
9.500% due 10/15/2031		2,000	2,108

Goat Holdco LLC
6.750% due 02/01/2032		6,000	5,948

goeasy Ltd.
6.875% due 05/15/2030		2,000	2,019
7.625% due 07/01/2029		1,750	1,789
9.250% due 12/01/2028		250	267

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,500	3,459

GXO Logistics, Inc.
6.250% due 05/06/2029		1,000	1,025

HCA, Inc.
3.625% due 03/15/2032		1,325	1,168
4.625% due 03/15/2052		3,000	2,344

Hologic, Inc.
3.250% due 02/15/2029		1,000	905

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		600	610

Howmet Aerospace, Inc.
6.750% due 01/15/2028		60	63

IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK)
6.750% due 11/15/2029 (b)	EUR	4,000	4,242

Imola Merger Corp.
4.750% due 05/15/2029		$1,300	1,234

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		3,000	2,960

IPD 3 BV
6.261% due 06/15/2031 •	EUR	1,000	1,040

IQVIA, Inc.
6.250% due 02/01/2029		$850	880

JetBlue Airways Corp.
9.875% due 09/20/2031		3,000	3,191

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,537	1,338
4.000% due 05/15/2034		711	670

Kodiak Gas Services LLC
7.250% due 02/15/2029		1,500	1,531

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		3,000	2,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas Sands Corp.
3.500% due 08/18/2026		$2,800	$2,729
3.900% due 08/08/2029		2,175	2,023

LifePoint Health, Inc.
11.000% due 10/15/2030		775	852

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,000	946

Marvell Technology, Inc.
5.750% due 02/15/2029		1,100	1,128

Matador Resources Co.
6.250% due 04/15/2033		3,000	2,915

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		425	434

Medline Borrower LP
6.250% due 04/01/2029		1,850	1,872

Mineral Resources Ltd.
9.250% due 10/01/2028		2,300	2,416

Molina Healthcare, Inc.
3.875% due 05/15/2032		1,200	1,042

MPLX LP
1.750% due 03/01/2026		460	444

National Football League
5.480% due 10/05/2028 «(i)		1,600	1,604

NCL Corp. Ltd.
5.875% due 02/15/2027		60	60
8.125% due 01/15/2029		200	211

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		2,500	2,200

NextEra Energy Operating Partners LP
4.500% due 09/15/2027		800	767
7.250% due 01/15/2029		650	666

NFE Financing LLC
12.000% due 11/15/2029		309	325

Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	2,000	2,142

Noble Finance LLC
8.000% due 04/15/2030		$4,500	4,549

Northriver Midstream Finance LP
6.750% due 07/15/2032		2,000	2,014

NXP BV
3.875% due 06/18/2026		245	242

Occidental Petroleum Corp.
5.375% due 01/01/2032		3,000	2,939
5.550% due 10/01/2034		1,500	1,460
6.450% due 09/15/2036		1,000	1,024
8.875% due 07/15/2030		625	714

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		290	271
7.250% due 06/15/2031		1,000	1,020
9.750% due 11/15/2028		100	106

OneSky Flight LLC
8.875% due 12/15/2029		4,000	4,007

Oracle Corp.
2.300% due 03/25/2028		700	647

Organon & Co.
4.125% due 04/30/2028		1,000	940
6.750% due 05/15/2034		500	497
7.875% due 05/15/2034		750	768

PetSmart, Inc.
4.750% due 02/15/2028		550	520

Post Holdings, Inc.
4.625% due 04/15/2030		200	185
6.250% due 10/15/2034		992	969

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		1,500	1,461

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		400	429

Rand Parent LLC
8.500% due 02/15/2030		3,000	3,020

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		5,000	4,962

Rivian Holdings LLC
10.502% due 10/15/2026 •		1,300	1,309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
5.750% due 10/15/2027	$3,125	$3,176

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028	850	844

Royalty Pharma PLC
1.200% due 09/02/2025	155	151

Santos Finance Ltd.
6.875% due 09/19/2033	300	319

Seadrill Finance Ltd.
8.375% due 08/01/2030	1,600	1,633

Seagate HDD Cayman
8.250% due 12/15/2029	60	64
9.625% due 12/01/2032	500	564

Simmons Foods, Inc.
4.625% due 03/01/2029	2,600	2,406

Sirius XM Radio, Inc.
3.875% due 09/01/2031	155	130

Sociedad Quimica y Minera de Chile SA
5.500% due 09/10/2034	1,500	1,423

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	250	268
9.750% due 11/15/2030	300	332

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	649	581
4.100% due 10/01/2029	2,008	1,870

Stagwell Global LLC
5.625% due 08/15/2029	200	191

Standard Building Solutions, Inc.
6.500% due 08/15/2032	4,100	4,110

Standard Industries, Inc.
4.375% due 07/15/2030	1,025	940

Star Parent, Inc.
9.000% due 10/01/2030	250	260

Stryker Corp.
1.950% due 06/15/2030	1,000	860

T-Mobile USA, Inc.
3.750% due 04/15/2027	555	542
3.875% due 04/15/2030	1,425	1,342

Tapestry, Inc.
5.100% due 03/11/2030	4,000	3,958

Targa Resources Corp.
5.500% due 02/15/2035	700	689

TGS ASA
8.500% due 01/15/2030	3,000	3,082

Time Warner Cable LLC
4.500% due 09/15/2042	300	225

TopBuild Corp.
3.625% due 03/15/2029	3,000	2,751
4.125% due 02/15/2032	1,460	1,294

TransDigm, Inc.
7.125% due 12/01/2031	325	333

Transocean Aquila Ltd.
8.000% due 09/30/2028	227	233

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	185	189

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	603	597
4.625% due 12/03/2026	1,137	1,134

U.S. Foods, Inc.
4.750% due 02/15/2029	215	206

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,878	1,663
3.500% due 09/01/2031	852	797
5.450% due 08/15/2038	3,000	3,015
5.875% due 04/15/2029	132	135

United Airlines, Inc.
4.625% due 04/15/2029	300	285

Univision Communications, Inc.
8.500% due 07/31/2031	2,000	1,964

Valaris Ltd.
8.375% due 04/30/2030	1,690	1,709

Vale Overseas Ltd.
3.750% due 07/08/2030	1,260	1,152

98	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 06/28/2054	$200	$197197

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	1,075	924

Venture Global LNG, Inc.
7.000% due 01/15/2030	11,000	11,175
8.375% due 06/01/2031	2,050	2,140

Viking Cruises Ltd.
9.125% due 07/15/2031	75	81

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	830	709

VMware, Inc.
1.400% due 08/15/2026	60	57
2.200% due 08/15/2031	4,000	3,320

VOC Escrow Ltd.
5.000% due 02/15/2028	155	152

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	3,000	2,973

Wand NewCo 3, Inc.
7.625% due 01/30/2032	1,000	1,028

Wayfair LLC
7.250% due 10/31/2029	2,400	2,405

Western Digital Corp.
2.850% due 02/01/2029	219	195
4.750% due 02/15/2026	147	146

Western Midstream Operating LP
3.100% due 02/01/2025	60	60

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	60	59

Woodside Finance Ltd.
5.100% due 09/12/2034	5,000	4,760

Wynn Las Vegas LLC
5.250% due 05/15/2027	345	342

Wynn Resorts Finance LLC
7.125% due 02/15/2031	500	521

Yinson Boronia Production BV
8.947% due 07/31/2042	3,500	3,655

ZF North America Capital, Inc.
6.750% due 04/23/2030	750	722
6.875% due 04/23/2032	750	712
7.125% due 04/14/2030	90	88

ZipRecruiter, Inc.
5.000% due 01/15/2030	1,000	902

		316,963

UTILITIES 1.5%

AES Corp.
5.450% due 06/01/2028	310	312

Aethon United BR LP
7.500% due 10/01/2029	2,500	2,559

Antero Midstream Partners LP
5.750% due 03/01/2027	260	259

AT&T, Inc.
1.650% due 02/01/2028	1,380	1,255

Calpine Corp.
4.500% due 02/15/2028	300	288

Chile Electricity Lux MPC SARL
5.580% due 10/20/2035	4,500	4,379

Constellation Energy Generation LLC
3.250% due 06/01/2025	120	119

Electricite de France SA
4.875% due 09/21/2038	100	89
9.125% due 03/15/2033 •(g)	120	136

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041	2,300	2,256

FirstEnergy Corp.
2.250% due 09/01/2030	90	77
3.400% due 03/01/2050	650	442

FORESEA Holding SA
7.500% due 06/15/2030	3,200	3,085

Georgia Power Co.
5.250% due 03/15/2034	500	496

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Lightning Power LLC
7.250% due 08/15/2032	$2,000	$	2,062

ONEOK, Inc.
5.200% due 07/15/2048	1,000		882

Pacific Gas & Electric Co.
3.300% due 12/01/2027	600		573
4.550% due 07/01/2030	365		354
5.800% due 05/15/2034	7,025		7,187
6.950% due 03/15/2034	250		274

PacifiCorp
5.300% due 02/15/2031	500		505
5.500% due 05/15/2054	390		365

Southern California Edison Co.
5.200% due 06/01/2034	3,000		2,971
5.875% due 12/01/2053	585		583

Sprint Capital Corp.
6.875% due 11/15/2028	600		637

System Energy Resources, Inc.
5.300% due 12/15/2034	5,000		4,902

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	2,900		3,000

			40,047

Total Corporate Bonds & Notes (Cost $533,842)			533,664

MUNICIPAL BONDS & NOTES 0.2%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	3,000		3,060

CALIFORNIA 0.0%

California State General Obligation Bonds, Series 2023
5.125% due 03/01/2038	155		152

California State University Revenue Bonds, Series 2020
2.975% due 11/01/2051	215		144

			296

IOWA 0.1%

Iowa Finance Authority Revenue Bonds, Series 2024
5.000% due 08/01/2034	2,200		2,533

Total Municipal Bonds & Notes (Cost $5,848)			5,889

U.S. GOVERNMENT AGENCIES 30.8%

Uniform Mortgage-Backed Security
6.000% due 10/01/2053 - 08/01/2054	21,543		21,668

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	67,525		57,365
4.000% due 02/01/2055 - 03/01/2055	149,700		136,882
4.500% due 02/01/2055 - 03/01/2055	164,500		154,631
6.000% due 02/01/2055	353,900		355,255
6.500% due 02/01/2055	105,700		107,802

Total U.S. Government Agencies (Cost $835,288)			833,603

U.S. TREASURY OBLIGATIONS 7.7%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (l)	754		749
0.125% due 10/15/2025 (l)	1,582		1,563
0.375% due 07/15/2025 (l)	8,230		8,181
1.875% due 07/15/2034	115,481		111,930
2.125% due 04/15/2029	87,319		87,450

Total U.S. Treasury Obligations (Cost $213,161)			209,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 23.3%

ACRA Trust
5.608% due 10/25/2064 þ		$5,666	$5,659

AG Trust
6.413% due 07/15/2041 •		15,500	15,571

American Home Mortgage Assets Trust
5.745% due 11/25/2046 •		501	130

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,230	2,185
5.985% due 01/25/2069 þ		1,727	1,732
6.197% due 01/25/2069 þ		3,469	3,493
6.500% due 12/25/2067 þ		770	777

ATLX Trust
3.850% due 04/25/2064 þ		6,201	5,925

Avon Finance PLC
5.626% due 12/28/2049 •	GBP	776	973

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 «~		$2,790	2,067
6.412% due 03/15/2037 •		1,000	999

Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,991	1,127
6.359% due 10/25/2036 þ		5,237	1,476

Barclays Commercial Mortgage Securities Trust
5.137% due 12/15/2057		5,000	5,014
5.609% due 12/15/2057		5,000	5,106

Bear Stearns Mortgage Funding Trust
4.873% due 07/25/2036 •		753	684

Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,248
3.944% due 07/15/2051		1,300	1,259

BINOM Securitization Trust
4.441% due 08/25/2057 ~		5,716	5,458

BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,001
5.153% due 12/15/2057		5,000	5,001
5.462% due 02/15/2057		2,400	2,430
5.566% due 11/15/2057 ~		10,000	10,175
5.625% due 12/15/2057 ~		5,700	5,810
5.857% due 02/15/2057		9,600	9,841

BX Trust
5.410% due 02/15/2039 •		207	207

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,013	901
3.250% due 09/25/2063 ~		4,185	3,709
3.250% due 03/25/2064 ~		3,755	3,323
3.250% due 08/25/2064 ~		4,779	4,221
3.250% due 09/25/2064 ~		8,416	7,454
3.375% due 12/25/2064 ~		13,690	12,217

CIM Trust
3.250% due 10/25/2058 ~		1,119	995
4.750% due 06/25/2064 ~		4,416	4,302
6.639% due 12/25/2067 þ		390	394

COLT Mortgage Loan Trust
5.162% due 04/25/2067 þ		701	699
6.393% due 06/25/2069 þ		4,270	4,312
6.421% due 05/25/2069 þ		1,848	1,870

Commercial Mortgage Trust
3.140% due 10/10/2036		1,900	1,657

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		10,316	9,157
3.650% due 07/25/2058 ~		633	618
4.500% due 08/01/2057 ~		971	940

Cross Mortgage Trust
5.549% due 12/25/2069 ~		5,100	5,110
6.093% due 04/25/2069 þ		870	877
6.147% due 07/25/2069 þ		3,850	3,876
6.272% due 06/25/2069 þ		4,952	4,996
6.615% due 03/25/2068 þ		345	348

DC Commercial Mortgage Trust
6.314% due 09/12/2040		500	513

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.933% due 12/25/2036 •		24,563	5,006

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 «þ		5,600	5,588

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	99

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GCAT Trust
4.250% due 05/25/2067 ~		$2,918	$2,704
6.007% due 01/25/2059 þ		759	763
6.085% due 06/25/2059 þ		2,438	2,453

GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,120
5.770% due 12/15/2036 •		6,800	6,763

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		5,838	5,625

GSR Mortgage Loan Trust
5.033% due 08/25/2046 •		21,271	4,623

HarborView Mortgage Loan Trust
5.101% due 11/19/2035 •		1,446	942
5.165% due 06/20/2035 •		5,408	5,066

ILPT Commercial Mortgage Trust
6.642% due 10/15/2039 •		1,878	1,887

Independence Plaza Trust
3.763% due 07/10/2035		1,000	978

JP Morgan Chase Commercial Mortgage Securities Trust
4.994% due 04/15/2037 •		2,831	2,771
5.495% due 02/15/2035 •		823	818

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,697	1,649
5.250% due 11/25/2063 ~		418	410
5.990% due 07/25/2064 ~		900	905

JPMorgan Seasoned Mortgage Trust
4.503% due 10/25/2054 ~		2,000	1,870

Merrion Square Residential
3.901% due 03/24/2081 •	EUR	9,139	9,482

MF1 Ltd.
5.467% due 12/15/2034 •		$3,790	3,770

MFA Trust
4.250% due 02/25/2066 ~		1,925	1,831
6.105% due 12/25/2068 þ		2,159	2,170
6.775% due 10/25/2058 þ		1,087	1,102

Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,009
3.250% due 01/25/2061 ~		3,014	2,647
3.250% due 10/25/2069 ~		4,394	4,266

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		7,957	7,637

New Orleans Hotel Trust
5.434% due 04/15/2032 •		9,793	9,656

New York Mortgage Trust
3.750% due 02/25/2068 ~		916	844
5.379% due 06/25/2069 ~		6,372	6,336

NLT Trust
3.200% due 10/25/2062 ~		3,368	2,987

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.978% due 08/25/2036 ~		9,378	2,561
6.757% due 06/25/2036 þ		10,569	2,869

Nomura Resecuritization Trust
3.394% due 10/26/2036 •		3,533	3,067

OBX Trust
3.627% due 03/25/2053 ~		1,275	1,255
3.642% due 04/25/2053 ~		1,691	1,652
4.700% due 07/25/2062 þ		5,191	5,124
5.878% due 12/25/2063 þ		8,140	8,174
6.233% due 05/25/2064 þ		3,002	3,030
6.465% due 10/25/2063 þ		805	814
6.520% due 07/25/2063 þ		359	363
6.567% due 06/25/2063 þ		362	366
6.844% due 04/25/2063 þ		898	911
7.159% due 10/25/2063 þ		1,526	1,556

OPEN Trust
7.486% due 11/15/2040 •		307	310

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.218% due 11/25/2035 •		3,184	3,037

PRET LLC
5.925% due 10/25/2054 þ		17,202	17,234
5.963% due 11/25/2054 þ		9,331	9,361

PRET Trust
4.075% due 06/25/2064 ~		3,665	3,431

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRKCM Trust
6.431% due 05/25/2059 þ		$2,198	$2,227
6.584% due 09/25/2058 þ		751	759
7.225% due 11/25/2058 þ		820	836

PRPM LLC
3.750% due 03/25/2054 þ		884	855
4.000% due 11/25/2053 þ		982	960
4.000% due 01/25/2054 þ		1,728	1,688
4.000% due 05/25/2054 þ		861	842
4.000% due 07/25/2054 þ		881	854
4.000% due 08/25/2054 þ		1,777	1,724
4.000% due 10/25/2054 þ		1,770	1,708
4.000% due 11/25/2054 þ		7,894	7,602
4.200% due 12/25/2064 þ		2,692	2,618
5.699% due 11/25/2029 þ		1,852	1,853
5.870% due 11/25/2029 þ		9,159	9,189
5.897% due 12/25/2029 «þ		9,500	9,523
6.221% due 11/25/2068 þ		1,762	1,776
6.250% due 08/25/2068 þ		827	833
6.265% due 12/25/2068 þ		3,475	3,515
6.327% due 06/25/2069 þ		3,019	3,047
6.959% due 02/25/2029 þ		1,796	1,806

PRPM Trust
5.674% due 12/26/2069 þ		5,600	5,610

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		8,761	8,687
5.582% due 12/25/2044 «þ		15,100	15,100
5.846% due 08/25/2044 þ		6,565	6,613

Residential Accredit Loans, Inc. Trust
6.500% due 09/25/2037		5,552	4,477

Sequoia Mortgage Trust
4.520% due 11/25/2063 ~		19,140	18,799

SMRT Commercial Mortgage Trust
5.398% due 01/15/2039 •		1,500	1,497

Starwood Mortgage Trust
5.612% due 04/15/2034 •		284	282

Towd Point Mortgage Trust
2.750% due 07/25/2057 ~		125	125
2.900% due 10/25/2059 ~		989	942
3.750% due 04/25/2057 ~		1,500	1,470
3.750% due 09/25/2062		8,146	7,660
4.132% due 04/25/2055 ~		7,500	7,185
4.391% due 10/27/2064 ~		22,435	21,817
4.480% due 10/25/2064 ~		19,420	19,010
5.453% due 10/25/2048 •		734	743
5.725% due 11/25/2064 þ		10,530	10,561

Trinity Square PLC
6.110% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,000	1,253

Turkeys First National Bank
7.962% due 11/15/2034 «(i)		$2,200	2,227

Verus Securitization Trust
3.417% due 01/25/2060 þ		308	302
5.218% due 09/25/2069 þ		7,796	7,740
5.811% due 05/25/2068 þ		1,517	1,522
5.999% due 02/25/2068 þ		874	877
6.116% due 03/25/2069 þ		10,923	11,008
6.192% due 06/25/2069 þ		5,318	5,359
6.193% due 03/25/2068 þ		344	346
6.218% due 06/25/2069 þ		5,246	5,290
6.259% due 12/25/2068 þ		7,642	7,705
6.338% due 04/25/2069 þ		3,463	3,495
6.443% due 08/25/2068 þ		907	917
6.665% due 09/25/2068 þ		934	945
6.876% due 11/25/2068 ~		1,278	1,297
7.070% due 10/25/2068 þ		742	755

Visio Trust
6.598% due 10/25/2058 þ		844	853

WaMu Mortgage Pass-Through Certificates Trust
5.098% due 01/25/2036 ~		5,202	4,971
5.313% due 10/25/2045 •		2,086	2,020

Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,267
3.640% due 12/15/2059		500	487
5.439% due 11/15/2057		10,000	10,117
5.920% due 11/15/2057 ~		10,000	10,312

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WSTN Trust
6.297% due 07/05/2037 ~		$400	$406

Total Non-Agency Mortgage-Backed Securities (Cost $629,703)			629,894

ASSET-BACKED SECURITIES 34.1%

AUTOMOBILE ABS OTHER 2.8%

Ally Bank Auto Credit-Linked Notes Trust
6.315% due 05/17/2032		391	397

Carvana Auto Receivables Trust
4.670% due 12/10/2030		6,000	5,948
4.900% due 12/10/2030		6,000	5,922
5.820% due 09/10/2030		3,750	3,801

CPS Auto Receivables Trust
4.650% due 03/15/2029		5,300	5,288
4.760% due 01/15/2031		7,000	6,933
5.740% due 04/15/2030		1,500	1,513

Drive Auto Receivables Trust
4.520% due 07/16/2029		6,000	5,960
4.670% due 05/17/2032		6,000	5,946

Exeter Automobile Receivables Trust
4.480% due 04/16/2029		8,000	7,958
4.640% due 01/15/2030		8,000	7,931
5.410% due 05/15/2030		1,500	1,513

Foursight Capital Automobile Receivables Trust
5.550% due 05/15/2029		1,000	1,008

GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,800	2,813
5.210% due 02/18/2031		6,000	6,024

GLS Auto Select Receivables Trust
4.500% due 11/15/2030		630	619
5.640% due 06/17/2030		3,250	3,288
5.640% due 08/15/2030		800	807
5.920% due 08/15/2030		1,000	1,010

Santander Drive Auto Receivables Trust
5.450% due 03/15/2030		1,295	1,305
6.400% due 03/17/2031		500	516
6.430% due 02/18/2031		500	518

			77,018

AUTOMOBILE SEQUENTIAL 1.8%

Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	503
5.360% due 06/20/2030		2,000	2,032
5.900% due 08/21/2028		1,200	1,227

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,000	1,012

FHF Issuer Trust
4.940% due 11/15/2030		7,500	7,488
5.690% due 02/15/2030		2,592	2,617
5.890% due 06/15/2030		3,372	3,415

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,163
5.053% due 07/15/2028		3,000	2,126

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$1,328	1,335

Lendbuzz Securitization Trust
4.970% due 10/15/2029		5,200	5,201

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		4,000	4,044

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		1,982	2,006
7.130% due 01/26/2032		776	783

Tricolor Auto Securitization Trust
5.220% due 06/15/2028		10,430	10,463
6.360% due 12/15/2027		1,006	1,014
6.610% due 10/15/2027		892	900

United Auto Credit Securitization Trust
6.170% due 08/10/2026		364	365

Veros Auto Receivables Trust
6.280% due 11/15/2027		1,315	1,326

			50,020

100	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.9%

AREIT LLC
6.494% due 08/17/2041 •	$493	$495

AREIT Trust
5.576% due 11/17/2038 •	352	351

KREF Ltd.
5.816% due 02/17/2039 •	981	986

LoanCore Issuer Ltd.
5.812% due 07/15/2036 •	1,210	1,215
6.148% due 01/17/2037 •	874	880

MF1 LLC
6.103% due 03/19/2039 •	2,000	2,006

PFP Ltd.
6.315% due 09/17/2039 •	18,244	18,397

		24,330

HOME EQUITY OTHER 6.1%

Accredited Mortgage Loan Trust
4.893% due 12/25/2035 •	15,362	14,371

ACE Securities Corp. Home Equity Loan Trust
4.813% due 07/25/2037 •	29,488	7,177
4.973% due 07/25/2036 •	8,760	6,973
6.703% due 08/25/2045 •	7,700	6,770

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.398% due 07/25/2035 •	188	186
5.503% due 08/25/2035 •	1,346	1,325

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.913% due 01/25/2036 •	366	349

Asset-Backed Securities Corp. Home Equity Loan Trust
6.478% due 05/25/2035 •	2,778	2,373

Bear Stearns Asset-Backed Securities Trust
4.803% due 04/25/2037 •	6,813	6,334
5.411% due 03/25/2035 •	1,239	1,237

BNC Mortgage Loan Trust
5.953% due 11/25/2037 •	12,673	8,964

Chase Funding Trust
4.913% due 12/25/2033 •	957	936

Citicorp Residential Mortgage Trust
4.540% due 07/25/2036 þ	7,347	6,961

Countrywide Asset-Backed Certificates Trust
4.933% due 03/25/2047 •	6,537	6,106
5.456% due 07/25/2035 ~	721	716
6.628% due 12/25/2034 •	3,471	3,130

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	6,005	1,757

Equifirst Loan Securitization Trust
4.713% due 04/25/2037 •	5,000	3,868

GSAA Home Equity Trust
4.553% due 05/25/2037 •	8,046	2,855

GSAMP Trust
4.633% due 06/25/2036 •	840	460
5.188% due 09/25/2035 •	1,440	1,412

HSI Asset Securitization Corp. Trust
4.713% due 12/25/2036 •	5,111	2,006

IXIS Real Estate Capital Trust
5.053% due 03/25/2036 •	154	80

JP Morgan Mortgage Acquisition Trust
4.773% due 03/25/2037 •	1,500	1,345

Long Beach Mortgage Loan Trust
5.203% due 02/25/2034 •	1,413	1,387

Merrill Lynch First Franklin Mortgage Loan Trust
4.713% due 06/25/2037 •	1,519	1,497
4.953% due 06/25/2037 •	279	277

Merrill Lynch Mortgage Investors Trust
5.578% due 06/25/2035 •	3,978	4,106

Morgan Stanley ABS Capital, Inc. Trust
5.073% due 12/25/2035 •	303	295
5.353% due 05/25/2034 •	6,319	6,002

New Century Home Equity Loan Trust
5.013% due 05/25/2036 •	1,500	1,352
5.338% due 05/25/2034 •	1,737	1,715

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.253% due 02/25/2037 •	$1,210	$341

NovaStar Mortgage Funding Trust
4.733% due 06/25/2036 •	229	202

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	4,776	4,755
6.141% due 04/25/2044 ~	4,215	4,241
6.147% due 06/25/2044 þ	9,276	9,354

Renaissance Home Equity Loan Trust
5.909% due 04/25/2037 þ	46,054	12,082

Residential Asset Securities Corp. Trust
6.478% due 03/25/2035 •	669	611

Saxon Asset Securities Trust
4.553% due 05/25/2047 •	181	128
4.853% due 09/25/2047 •	6,731	6,317
4.948% due 03/25/2036 •	6,050	4,561

Securitized Asset-Backed Receivables LLC Trust
4.713% due 01/25/2037 •	769	729
4.873% due 03/25/2036 •	3,590	3,349
4.873% due 12/25/2036 •	3,569	1,706
5.413% due 10/25/2035 •	3,151	2,211

Soundview Home Loan Trust
4.973% due 02/25/2037 •	11,356	3,105

Structured Asset Investment Loan Trust
5.403% due 10/25/2033 •	1,706	1,724

Structured Asset Securities Corp.
4.475% due 02/25/2035 •	825	795

Structured Asset Securities Corp. Mortgage Loan Trust
4.873% due 02/25/2037 •	318	310

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	2,576	2,597

Wells Fargo Home Equity Asset-Backed Securities Trust
5.443% due 04/25/2035 •	429	429

		163,869

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.075% due 11/25/2036 •	1,230	1,091

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	2,453	2,464

WHOLE LOAN COLLATERAL 2.2%

Citigroup Mortgage Loan Trust
4.853% due 11/25/2046 •	435	424

First Franklin Mortgage Loan Trust
6.328% due 07/25/2034 •	307	306

PRET LLC
5.851% due 12/25/2054 «þ	14,900	14,876
5.926% due 10/25/2054 þ	8,238	8,203
5.963% due 09/25/2054 þ	6,713	6,661
7.143% due 03/25/2054 þ	4,175	4,193

Residential Asset Mortgage Products Trust
4.833% due 10/25/2036 •	17,415	15,761

Securitized Asset-Backed Receivables LLC Trust
4.693% due 11/25/2036 •	27,765	7,761

		58,185

OTHER ABS 20.2%

37 Capital CLO Ltd.
6.456% due 01/15/2034 •	1,700	1,704

522 Funding CLO Ltd.
5.758% due 10/23/2034 •	7,800	7,813
5.959% due 04/20/2030 •	45	45

ACHV ABS Trust
5.010% due 12/26/2031	532	532
5.070% due 10/27/2031	2,362	2,369
5.430% due 10/27/2031	4,254	4,263
5.450% due 12/26/2031	5,000	5,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.680% due 12/26/2031		$4,500	$4,511
5.900% due 04/25/2031		602	608

American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		251	251
5.760% due 01/20/2035 •		9,100	9,100

Anchorage Capital CLO Ltd.
6.317% due 04/20/2037 •		1,500	1,511

Ares CLO Ltd.
5.703% due 10/28/2034 •		2,500	2,508

Ascent Education Funding Trust
6.140% due 10/25/2050		1,976	1,994

Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(a)		10,000	10,000
5.671% due 10/23/2034 •		6,000	6,013
5.759% due 10/20/2034 •		20,000	20,042
5.836% due 10/23/2034 •		8,700	8,724
5.877% due 07/16/2034 •		11,100	11,130
6.009% due 10/20/2034 •		1,000	999
6.127% due 07/16/2034 •		1,500	1,502

Barings CLO Ltd.
5.869% due 01/20/2031 •		1,153	1,156

Barings Euro CLO DAC
4.066% due 07/25/2035 •	EUR	2,000	2,065

BHG Securitization Trust
5.550% due 04/17/2036		$308	309
6.920% due 12/17/2036		200	207

BlueMountain CLO Ltd.
5.723% due 11/15/2030 •		1,469	1,472

Canyon CLO Ltd.
5.514% due 07/15/2034 •		5,200	5,200

Capital Street Master Trust
5.948% due 10/16/2028 •		8,000	8,008

Carlyle Global Market Strategies Euro CLO DAC
4.139% due 01/16/2033 •	EUR	500	517

Carlyle U.S. CLO Ltd.
6.078% due 10/15/2035 •		$1,200	1,202

CIFC Funding Ltd.
5.846% due 10/24/2030 •		144	145
6.003% due 01/22/2031 •		721	722

College Avenue Student Loans LLC
5.802% due 07/25/2051 •		2,440	2,430
5.853% due 12/28/2048 •		1,413	1,417
6.469% due 05/25/2055 •		2,793	2,857

CRB Securitization Trust
6.960% due 10/20/2033		190	191

Cumulus Static CLO DAC
4.223% due 11/15/2033 •	EUR	982	1,019

Dryden Euro CLO DAC
4.208% due 10/18/2034 •		7,000	7,238

Dryden Senior Loan Fund
5.687% due 04/20/2034 «•		$1,920	1,920

ECMC Group Student Loan Trust
5.833% due 11/25/2069 •		923	928

Elevation CLO Ltd.
5.467% due 07/25/2034 •(a)		24,200	24,200
5.926% due 01/25/2035 •		18,000	18,129
6.226% due 01/25/2035 •		2,300	2,303

Fortress Credit Bsl Ltd.
5.649% due 07/23/2032 •		10,200	10,232

Galaxy CLO Ltd.
5.767% due 05/16/2031 •		274	275

GoldenTree Loan Management U.S. CLO Ltd.
5.752% due 10/20/2034 •		5,000	5,018
6.287% due 01/20/2034 •		1,000	1,002

Golub Capital Partners Static Ltd.
5.847% due 04/20/2033 •		1,559	1,560

GreenSky Home Improvement Trust
5.150% due 10/27/2059		4,200	4,188
5.250% due 10/27/2059		3,300	3,307
5.260% due 10/27/2059		400	399
5.550% due 06/25/2059		1,100	1,112
5.550% due 10/27/2059		400	400
5.870% due 06/25/2059		2,000	2,024
6.360% due 06/25/2059		2,000	2,036
6.430% due 10/27/2059		400	403

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	101

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greywolf CLO Ltd.
6.183% due 04/22/2033 •		$20,800	$20,873

Harvest CLO DAC
4.124% due 01/15/2034 •	EUR	10,000	10,321

Hayfin Emerald CLO
4.224% due 10/15/2034 •		5,000	5,165

Invesco Euro CLO DAC
4.254% due 01/15/2034 •		10,000	10,365
4.553% due 10/30/2038 •		10,000	10,356

KKR CLO Ltd.
6.087% due 02/09/2035 •		$2,000	2,009

LCM LP
6.048% due 10/15/2031 •		524	525

Lendmark Funding Trust
5.530% due 06/21/2032		3,100	3,138

Madison Park Funding Ltd.
5.819% due 10/21/2030 •		398	398

Marathon CLO Ltd.
5.856% due 04/15/2032 •		3,992	3,999

MidOcean Credit CLO
5.999% due 04/21/2031 •		329	330

Mountain View ClO Ltd.
6.077% due 10/15/2034 •		15,000	15,023

Nassau Ltd.
6.168% due 01/15/2030 •		23	23

Navient Private Education Refi Loan Trust
5.562% due 12/15/2059 •		1,208	1,210

Navient Student Loan Trust
5.583% due 08/26/2069 •		851	849

Nelnet Student Loan Trust
6.640% due 02/20/2041		325	329
6.805% due 02/20/2041 •		325	325

Neuberger Berman CLO Ltd.
5.838% due 10/15/2029 •		701	702

Newark BSL CLO Ltd.
5.857% due 07/25/2030 •		406	407

OCP CLO Ltd.
5.999% due 07/20/2029 •		49	49

OFSI BSL X Ltd.
5.824% due 04/20/2034 •		15,600	15,632

Oportun Issuance Trust
5.860% due 02/09/2032		2,739	2,746
6.334% due 04/08/2031		521	522

OZLM Ltd.
5.767% due 07/20/2030 •		609	610

Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «~		1,230	1,043
5.065% due 03/15/2032		4,942	4,946
5.092% due 07/15/2032		10,800	10,810
5.162% due 04/15/2032 «		1,760	1,762
5.183% due 06/15/2032		8,000	8,007
5.331% due 01/15/2032		3,625	3,636
5.617% due 04/15/2032 «		1,370	1,372
5.637% due 07/15/2032		2,900	2,905
5.750% due 06/15/2032		5,000	5,003
5.823% due 04/15/2032 «		790	789
5.992% due 06/15/2032		1,600	1,601
6.093% due 11/15/2031		1,223	1,236
6.117% due 12/15/2031		2,317	2,342
6.258% due 10/15/2031		1,989	2,002
6.261% due 04/15/2032 «		830	828
6.278% due 10/15/2031		1,369	1,384
6.660% due 07/15/2031		1,546	1,565
7.128% due 06/16/2031		23	23
7.299% due 06/16/2031		716	728
7.625% due 04/15/2031		983	987
7.656% due 05/15/2030		924	928
8.050% due 03/15/2030 ~		491	494
8.462% due 12/16/2030 ~		521	525
8.954% due 07/15/2030 ~		633	638
9.099% due 04/15/2031		1,000	1,021
9.435% due 07/15/2030		2,200	2,215
9.570% due 12/16/2030		2,699	2,736
10.273% due 04/15/2032 «		1,020	1,016

Pikes Peak CLO
5.852% due 10/11/2034 •		18,000	18,049
5.866% due 07/15/2034 •		18,000	18,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		$8,000	$7,859

Reach ABS Trust
5.840% due 07/15/2031		5,000	5,025
5.880% due 07/15/2031		2,015	2,025
6.290% due 02/18/2031		950	961
6.300% due 02/18/2031		1,098	1,105

Regatta Funding Ltd.
5.826% due 10/25/2031 •		3,339	3,345

Rockford Tower Europe CLO DAC
4.468% due 04/24/2037 •	EUR	4,700	4,871

SLM Student Loan Trust
3.486% due 10/25/2039 •		1,186	1,155
3.636% due 07/25/2039 •		1,207	1,193

SMB Private Education Loan Trust
5.060% due 03/16/2054		$11,542	11,449
5.090% due 10/16/2056		2,204	2,193
5.380% due 01/15/2053		1,061	1,065
5.380% due 07/15/2053		4,745	4,754
5.500% due 06/17/2052		6,878	6,928
5.698% due 06/17/2052 •		1,495	1,500
5.698% due 07/15/2053 •		4,745	4,779
5.948% due 10/16/2056 •		2,779	2,804
6.398% due 10/16/2056 •		4,087	4,196

Sound Point CLO Ltd.
6.088% due 07/15/2034 •		1,000	1,002

St Paul’s CLO DAC
3.916% due 04/25/2030 •	EUR	5,560	5,761

Steele Creek CLO Ltd.
5.949% due 04/21/2031 •		$332	333

Stream Innovations Trust
6.270% due 07/15/2044		1,884	1,931

Symphony CLO Ltd.
6.176% due 04/15/2037 •		2,000	2,016
6.417% due 01/20/2037 •		1,000	1,010

TCW CLO Ltd.
5.784% due 08/16/2034 •		2,300	2,305
6.247% due 01/16/2037 •		2,000	2,013

TIAA CLO Ltd.
5.757% due 01/20/2032 •		1,395	1,397
6.059% due 01/16/2031 •		391	391

Toro European CLO DAC
4.104% due 01/12/2032 •	EUR	499	516

Trinitas CLO Ltd.
5.466% due 10/20/2033 •		$23,900	23,900
5.979% due 07/20/2031 •		837	839
5.996% due 04/25/2033 •		2,000	2,002

Trysail CLO Ltd.
5.917% due 07/20/2032 •		3,989	3,997
7.267% due 10/20/2033 •		5,600	5,606

Upstart Pass-Through Trust
7.900% due 10/20/2028		1,005	1,014

Venture CLO Ltd.
5.491% due 10/20/2034 •		1,000	1,000
6.009% due 04/20/2032 •		472	473

Voya CLO Ltd.
5.817% due 07/20/2032 •		1,000	1,001
5.918% due 10/15/2030 •		181	181
5.929% due 04/17/2030 •		478	479

			547,140

Total Asset-Backed Securities (Cost $926,726)			924,117

SOVEREIGN ISSUES 3.2%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		1,500	1,492

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	38,800	6,097
0.000% due 07/01/2025 (e)		53,000	8,049

Ecuador Government International Bond
6.900% due 07/31/2030 þ		$2,000	1,400

El Salvador Government International Bond
7.625% due 02/01/2041		725	676
9.250% due 04/17/2030		800	849

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	219,424	$8,869
4.000% due 11/30/2028 (f)		250,293	11,375
4.000% due 08/24/2034 (f)		146,846	6,254
7.000% due 09/03/2026		57,000	2,619

Panama Government International Bond
3.750% due 03/16/2025		$400	397
7.500% due 03/01/2031		300	305
8.000% due 03/01/2038		500	502

Peru Government International Bond
6.150% due 08/12/2032	PEN	9,400	2,486
6.900% due 08/12/2037		30,600	8,130

Romania Government International Bond
5.125% due 09/24/2031	EUR	2,000	2,027

Senegal Government International Bond
5.375% due 06/08/2037		1,500	1,102

South Africa Government International Bond
8.000% due 01/31/2030	ZAR	83,750	4,253
8.500% due 01/31/2037		238,400	10,726

Turkey Government International Bond
36.000% due 08/12/2026	TRY	100,000	2,782
49.430% (BISTREFI) due 09/06/2028 ~		100,000	2,797
50.485% (BISTREFI) due 05/20/2026 ~		31,100	890
50.485% (BISTREFI) due 05/17/2028 ~		59,300	1,655

Total Sovereign Issues (Cost $89,897)			85,732

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

New Fortress Energy, Inc. «(c)		8,876	122

Total Common Stocks (Cost $0)			122

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.1%

REPURCHASE AGREEMENTS (j) 12.1%
			326,200

U.S. TREASURY BILLS 1.0%
4.471% due 01/16/2025 - 03/27/2025 (d)(e)(l)(n)		$26,793	26,665

Total Short-Term Instruments (Cost $352,862)			352,865

Total Investments in Securities (Cost $3,699,511)			3,689,357

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

MUTUAL FUNDS (h) 0.3%

PIMCO Senior Loan Active Exchange-Traded Fund		156,900	8,018

Total Mutual Funds (Cost $7,992)			8,018

Total Investments in Affiliates (Cost $7,992)			8,018

Total Investments 136.6% (Cost $3,707,503)			$3,697,375

Financial Derivative Instruments (k)(m) 0.3% (Cost or Premiums, net $29,339)			7,100

Other Assets and Liabilities, net (36.9)%			(997,632)

Net Assets 100.0%			$2,706,843

102	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deloitte LLP	5.250%	01/30/2030	10/30/2024	$2,000	$1,987	0.07%
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	1,984	0.07
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	1,974	0.07
National Football League	5.480	10/05/2028	03/14/2024	1,600	1,604	0.06
Project Alpha Intermediate Holding, Inc.	5.301	07/15/2025	10/16/2024	434	414	0.02
Turkeys First National Bank	7.962	11/15/2034	09/18/2024	2,200	2,227	0.09

				$10,234	$10,190	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.290%	12/31/2024	01/02/2025	$11,700	U.S. Treasury Bonds 4.750% due 11/15/2053	$(11,995)	$11,700	$11,703
	4.550	01/02/2025	01/03/2025	150,800	U.S. Treasury Bonds 4.500% due 02/15/2044	(154,055)	150,800	150,800
	4.660	12/31/2024	01/02/2025	100	U.S. Treasury Bonds 1.875% due 02/15/2041	(103)	100	100
	4.700	12/31/2024	01/02/2025	138,400	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026	(141,306)	138,400	138,436
MBC	4.600	12/31/2024	01/02/2025	25,200	U.S. Treasury Notes 2.000% due 11/15/2026	(26,013)	25,200	25,206

Total Repurchase Agreements						$(333,472)	$326,200	$326,245

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$301,039	$0	$0	$0	$301,039	$(307,459)	$(6,420)
MBC	25,206	0	0	0	25,206	(26,013)	(807)

Total Borrowings and Other Financing Transactions	$326,245	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	103

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(7,132) at a weighted average interest rate of 5.186%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BTP March Futures	03/2025	15	$	1,864	$(22)	$2	$0
U.S. Treasury 2-Year Note March Futures	03/2025	2,075		426,639	(813)	0	(32)

					$(835)	$2	$(32)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Long-Term Bond March Futures	03/2025	116	$	(13,206)	$353	$29	$0

Total Futures Contracts					$(482)	$31	$(32)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.499%	$	500	$3	$5	$8	$0	$0
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	5,000	14	6	20	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	$	5,000	(37)	18	(19)	0	(3)
Bombardier, Inc.	5.000	Quarterly	06/20/2028	1.297		100	4	8	12	0	0
Calpine Corp.	5.000	Quarterly	06/20/2029	1.335		1,100	151	12	163	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.049		200	21	5	26	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		100	0	2	2	0	0

							$156	$56	$212	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$	200	$(9)	$6	$(3)	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		100	(4)	1	(3)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		200	(6)	0	(6)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		184,300	13,677	839	14,516	162	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		725,700	16,332	128	16,460	172	0

						$29,990	$974	$30,964	$334	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	51,000	$326	$(654)	$(328)	$140	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	3,560,000	(155)	379	224	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	117,700	(1,476)	2,265	789	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	07/31/2029		27,400	(18)	1,122	1,104	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	1,704	1,673	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		400	(2)	31	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	30	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		900	(3)	67	64	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		700	(2)	51	49	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		33,200	(113)	2,422	2,309	50	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,600	(6)	(23)	(29)	0	(2)

104	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.866%	Annual	11/14/2034	$	1,200	$(5)	$(16)	$(21)	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,600	(7)	(31)	(38)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		800	(4)	(11)	(15)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		1,200	(5)	(16)	(21)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		1,500	(5)	(2)	(7)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		12,600	655	180	835	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		17,100	(274)	2,206	1,932	20	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	27,275	257	123	380	79	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		17,974	66	(494)	(428)	0	(86)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	100,775	504	(51)	453	101	0
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	18	40	0	(1)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		149,700	(68)	(15)	(83)	0	0

							$(346)	$9,285	$8,939	$487	$(99)

Total Swap Agreements							$29,800	$10,315	$40,115	$822	$(102)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$31	$822	$853	$0	$(32)	$(102)	$(134)

(l)

Securities with an aggregate market value of $21,453 and cash of $25,602 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2025	CNH	5,065		$696	$5	$0
	01/2025	KRW	138,616		97	3	0
	01/2025	SEK	4,935		451	5	0
	01/2025		$3,096	GBP	2,435	0	(48)
	01/2025		151	IDR	2,410,859	0	(2)
	01/2025		865	JPY	131,822	0	(26)
	01/2025		781	KRW	1,099,702	0	(36)
	01/2025		72	SGD	97	0	(1)
	02/2025	PEN	31,774		$8,528	84	0

BPS	01/2025	BRL	29,357		5,222	470	0
	01/2025	CNH	47,095		6,492	74	0
	01/2025	CZK	3,128		131	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	105

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	IDR	16,728,474		$1,024	$0	$(12)
	01/2025	INR	146,290		1,706	0	0
	01/2025	KRW	1,340,677		961	53	0
	01/2025	MXN	48,504		2,401	76	0
	01/2025	TWD	83,996		2,645	92	0
	01/2025		$4,741	BRL	29,357	11	0
	01/2025		2,500	CNH	18,251	0	(13)
	01/2025		3,397	IDR	54,029,276	0	(62)
	01/2025		2,135	INR	180,519	0	(29)
	01/2025		1,476	KRW	2,189,920	9	0
	01/2025		7,403	PLN	30,094	0	(123)
	01/2025		82	SGD	110	0	(1)
	01/2025		2,022	TWD	65,583	0	(28)
	01/2025		8,627	ZAR	154,722	0	(439)
	02/2025	CNH	32,890		$4,540	54	0
	03/2025	ILS	2,994		836	11	0
	03/2025	KRW	2,184,269		1,476	0	(7)
	03/2025	MXN	5,405		263	7	0
	03/2025		$1,024	IDR	16,779,187	7	0
	03/2025		1,706	INR	147,046	0	(2)
	04/2025	TWD	65,203		$2,022	30	0
	05/2025	CNH	28,732		3,960	27	0

BRC	01/2025	CAD	33,900		24,078	483	0
	01/2025	TRY	108,500		3,004	0	(28)
	01/2025	TWD	196,768		6,060	78	0
	01/2025		$6,296	EUR	6,044	0	(32)
	01/2025		1,292	IDR	20,318,784	0	(36)
	01/2025		1,559	JPY	233,094	0	(78)
	01/2025		9,537	TRY	350,180	218	0
	02/2025		235	JPY	36,796	0	0
	02/2025		6,114	TRY	229,993	117	0
	03/2025	ILS	5,566		$1,563	29	0
	03/2025	TRY	2,245		58	0	(1)
	03/2025		$2,643	TRY	100,907	36	0
	04/2025	PEN	6,341		$1,698	14	0

CBK	01/2025	CNH	1,056		145	1	0
	01/2025	EUR	7,439		7,821	112	0
	01/2025	IDR	20,373,919		1,262	0	(1)
	01/2025	INR	1,406,430		16,494	92	0
	01/2025	KRW	12,810,996		9,187	505	0
	01/2025	MXN	57,789		2,958	191	0
	01/2025	TWD	553,033		17,272	459	0
	01/2025		$1,667	IDR	26,403,528	0	(32)
	01/2025		11,080	INR	937,275	0	(149)
	01/2025		1,169	KRW	1,714,672	0	(6)
	01/2025		312	ZAR	5,645	0	(13)
	02/2025	BRL	25,335		$4,383	307	0
	03/2025	IDR	274,376		17	0	0
	03/2025	KRW	1,710,448		1,169	8	0
	03/2025	MXN	70		3	0	0
	03/2025	PEN	3,868		1,040	13	0
	03/2025		$1,262	IDR	20,433,843	0	(6)
	03/2025		16,494	INR	1,412,739	0	(117)

CIB	01/2025		5,333	IDR	85,741,307	0	(33)

DUB	01/2025	KRW	6,804,572		$4,813	204	0
	01/2025		$2,921	PLN	11,898	0	(43)

FAR	01/2025	AUD	16,269		$10,557	487	0
	01/2025	BRL	30,269		4,888	0	(11)
	01/2025	KRW	11,491,443		7,996	214	0
	01/2025	TWD	5,123		158	2	0
	01/2025		$4,919	BRL	30,269	0	(20)
	01/2025		1,926	NZD	3,255	0	(105)
	02/2025	BRL	30,429		$4,919	23	0

GLM	01/2025	KRW	1,518,520		1,105	76	0
	01/2025	MXN	15,027		718	1	0
	01/2025	TWD	80,715		2,513	59	0
	01/2025		$2,257	IDR	35,778,739	0	(48)
	01/2025		856	PLN	3,486	0	(13)

106	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2025	MXN	6,660		$327	$10	$0
	03/2025	BRL	32,580		5,531	317	0
	03/2025	MXN	118,667		5,807	186	0
	03/2025		$154	TRY	7,355	41	0

JPM	01/2025	CNH	30,900		$4,272	61	0
	01/2025	IDR	1,670,555		102	0	(1)
	01/2025	TRY	1,952		54	0	0
	01/2025	TWD	72,334		2,233	34	0
	01/2025		$49	CNH	355	0	(1)
	01/2025		428	IDR	6,782,809	0	(8)
	01/2025		14,016	INR	1,190,773	0	(130)
	01/2025		1,382	JPY	206,953	0	(65)
	01/2025		3,346	PLN	13,605	0	(55)
	02/2025		786	TRY	30,562	46	0
	03/2025		102	IDR	1,675,772	1	0
	03/2025		37	TRY	1,817	11	0
	05/2025		1,900		83,678	208	0

MBC	01/2025	AUD	11,319		$7,145	139	0
	01/2025	CAD	8,554		5,978	25	0
	01/2025	CHF	22,654		25,724	737	0
	01/2025	CNH	11,166		1,534	12	0
	01/2025	EUR	92,443		97,401	1,598	0
	01/2025	INR	61,560		719	1	0
	01/2025	KRW	8,804,428		6,329	365	0
	01/2025	SGD	456		338	4	0
	01/2025		$1,312	CNH	9,579	0	(7)
	01/2025		1,214	INR	102,711	0	(16)
	01/2025		2,758	PLN	11,251	0	(36)
	01/2025		2,942	TWD	95,755	0	(31)
	03/2025	ILS	1,774		$499	10	0
	03/2025		$719	INR	61,880	0	(1)
	04/2025	TWD	95,216		$2,942	34	0
	05/2025	CNH	20,199		2,786	20	0

MYI	01/2025	AUD	502		313	2	0
	01/2025	BRL	813		133	1	0
	01/2025	MXN	104,801		5,165	155	0
	01/2025		$131	BRL	813	0	0
	01/2025		1,016	IDR	16,059,939	0	(21)

NGF	01/2025		6,312		100,531,588	0	(98)

RBC	02/2025		439	JPY	68,792	0	(1)
	03/2025	MXN	251,528		$12,282	370	0

RYL	01/2025		$1,204	NZD	2,128	0	(14)

SCX	01/2025	CHF	27		$31	1	0
	01/2025	CNH	15,329		2,122	32	0
	01/2025	TWD	42,524		1,328	35	0
	01/2025		$6,048	GBP	4,766	0	(83)
	01/2025		3,713	IDR	58,773,919	0	(84)
	01/2025		3,552	INR	300,405	0	(49)
	01/2025		297	KRW	435,951	0	(2)
	01/2025		50	SGD	67	0	(1)
	01/2025		1,663	TWD	54,234	0	(14)
	02/2025	CNH	45,804		$6,294	48	0
	02/2025		$552	JPY	86,527	0	(1)
	03/2025	KRW	434,852		$297	2	0
	04/2025	TWD	53,968		1,663	14	0
	05/2025	CNH	22,134		3,070	40	0

SOG	01/2025		$7,157	PLN	29,032	0	(133)

SSB	03/2025	PEN	8,363		$2,250	29	0

UAG	01/2025	NOK	3,293		296	7	0
	01/2025		$968	PLN	3,934	0	(16)
	02/2025		239	TRY	9,748	28	0
	05/2025		270		10,998	6	0

Total Forward Foreign Currency Contracts						$9,380	$(2,469)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	107

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Put - OTC USD versus TRY	TRY	38.550	04/01/2025	6,800	$(148)	$(188)
	Call - OTC USD versus TRY		45.400	04/01/2025	6,800	(97)	(47)

UAG	Put - OTC USD versus TRY		37.700	05/07/2025	1,500	(36)	(12)
	Call - OTC USD versus TRY		45.900	05/07/2025	1,500	(24)	(20)

						$(305)	$(267)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	900	$(3)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	900	(3)	(5)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,400	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	1,400	(4)	(27)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,000	(3)	(15)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	1,500	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,500	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	1,500	(4)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	1,500	(4)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	1,500	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	1,500	(4)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	1,600	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	1,600	(4)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,600	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	3,100	(10)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,600	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	3,100	(10)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	1,500	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	1,500	(5)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,700	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,700	(5)	(4)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,600	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,600	(5)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	800	(2)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	800	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	800	(2)	(9)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	4,000	(11)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	4,000	(11)	(66)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	4,100	(11)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	4,100	(11)	(34)

							$(164)	$(289)

Total Written Options							$(469)	$(556)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.741%	$	1,000	$(5)	$11	$6	$0
MYC	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216		5,000	13	7	20	0

Total Swap Agreements								$8	$18	$26	$0

108	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$97	$0	$0	$97	$(113)	$(5)	$0	$(118)	$(21)	$0	$(21)
BPS	924	0	0	924	(716)	(27)	0	(743)	181	(230)	(49)
BRC	975	0	0	975	(175)	0	0	(175)	800	(880)	(80)
CBK	1,688	0	6	1,694	(324)	(235)	0	(559)	1,135	(890)	245
CIB	0	0	0	0	(33)	0	0	(33)	(33)	0	(33)
DUB	204	0	0	204	(43)	0	0	(43)	161	0	161
FAR	726	0	0	726	(136)	(15)	0	(151)	575	(380)	195
GLM	690	0	0	690	(61)	(100)	0	(161)	529	(330)	199
JPM	361	0	0	361	(260)	(42)	0	(302)	59	(63)	(4)
MBC	2,945	0	0	2,945	(91)	0	0	(91)	2,854	(2,470)	384
MYC	0	0	20	20	0	0	0	0	20	0	20
MYI	158	0	0	158	(21)	0	0	(21)	137	(29)	108
NGF	0	0	0	0	(98)	(100)	0	(198)	(198)	270	72
RBC	370	0	0	370	(1)	0	0	(1)	369	0	369
RYL	0	0	0	0	(14)	0	0	(14)	(14)	0	(14)
SCX	172	0	0	172	(234)	0	0	(234)	(62)	0	(62)
SOG	0	0	0	0	(133)	0	0	(133)	(133)	0	(133)
SSB	29	0	0	29	0	0	0	0	29	0	29
UAG	41	0	0	41	(16)	(32)	0	(48)	(7)	0	(7)

Total Over the Counter	$9,380	$0	$26	$9,406	$(2,469)	$(556)	$0	$(3,025)

(n)

Securities with an aggregate market value of $270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31	$31
Swap Agreements	0	336	0	0	486	822

	$0	$336	$0	$0	$517	$853

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,380	$0	$9,380
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$9,380	$0	$9,406

	$0	$362	$0	$9,380	$517	$10,259

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	109

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$32	$32
Swap Agreements	0	3	0	0	99	102

	$0	$3	$0	$0	$131	$134

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,469	$0	$2,469
Written Options	0	0	0	267	289	556

	$0	$0	$0	$2,736	$289	$3,025

	$0	$3	$0	$2,736	$420	$3,159

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$34	$34
Futures	0	0	0	0	(1,722)	(1,722)
Swap Agreements	0	8,671	0	0	(2,128)	6,543

	$0	$8,671	$0	$0	$(3,816)	$4,855

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,859	$0	$4,859
Purchased Options	0	0	0	0	15	15
Written Options	0	0	0	0	492	492
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$4,859	$507	$5,372

	$0	$8,677	$0	$4,859	$(3,309)	$10,227

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(415)	$(415)
Swap Agreements	0	1,642	0	0	9,675	11,317

	$0	$1,642	$0	$0	$9,260	$10,902

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,742	$0	$5,742
Purchased Options	0	0	0	0	(8)	(8)
Written Options	0	0	0	37	(142)	(105)
Swap Agreements	0	17	0	0	0	17

	$0	$17	$0	$5,779	$(150)	$5,646

	$0	$1,659	$0	$5,779	$9,110	$16,548

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$62,158	$51,440	$113,598
Corporate Bonds & Notes
Banking & Finance	0	169,709	6,945	176,654
Industrials	0	313,159	3,804	316,963
Utilities	0	40,047	0	40,047
Municipal Bonds & Notes
Arizona	0	3,060	0	3,060
California	0	296	0	296
Iowa	0	2,533	0	2,533
U.S. Government Agencies	0	833,603	0	833,603
U.S. Treasury Obligations	0	209,873	0	209,873
Non-Agency Mortgage-Backed Securities	0	595,389	34,505	629,894
Asset-Backed Securities
Automobile ABS Other	0	77,018	0	77,018
Automobile Sequential	0	50,020	0	50,020

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
CMBS Other	$0	$24,330	$0	$24,330
Home Equity Other	0	163,869	0	163,869
Home Equity Sequential	0	1,091	0	1,091
Manufacturing House Sequential	0	2,464	0	2,464
Whole Loan Collateral	0	43,309	14,876	58,185
Other ABS	0	538,410	8,730	547,140
Sovereign Issues	0	85,732	0	85,732
Common Stocks
Energy	0	0	122	122
Short-Term Instruments
Repurchase Agreements	0	326,200	0	326,200
U.S. Treasury Bills	0	26,665	0	26,665

	$0	$3,568,935	$120,422	$3,689,357

110	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds	$8,018	$0	$0	$8,018

Total Investments	$8,018	$3,568,935	$120,422	$3,697,375

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	851	0	853
Over the counter	0	9,406	0	9,406

	$2	$10,257	$0	$10,259

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(134)	$0	$(134)
Over the counter	0	(3,025)	0	(3,025)

	$0	$(3,159)	$0	$(3,159)

Total Financial Derivative Instruments	$2	$7,098	$0	$7,100

Totals	$8,020	$3,576,033	$120,422	$3,704,475

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2024:

Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,714	$49,862	$(2,967)	$14	$3	$814	$0	$0	$51,440	$818
Corporate Bonds & Notes
Banking & Finance	964	6,000	0	34	0	(53)	0	0	6,945	(53)
Industrials	1,598	0	0	0	0	6	2,200	0	3,804	8
Non-Agency Mortgage-Backed Securities	2,055	32,400	0	13	0	37	0	0	34,505	36
Asset-Backed Securities
Home Equity Other	300	0	(35)	1	1	10	0	(277)	0	0
Whole Loan Collateral	0	14,900	0	0	0	(24)	0	0	14,876	(24)
Other ABS	2,300	8,733	(416)	1	0	43	0	(1,931)	8,730	(4)
Common Stocks
Energy	0	0	0	0	0	122	0	0	122	122

Totals	$10,931	$111,895	$(3,418)	$63	$4	$955	$2,200	$(2,208)	$120,422	$903

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$22,412	Discounted Cash Flow	Discount Rate	7.890	—
	2,454	Indicative Market Quotation	Broker Quote	82.000	—
	1,082	Other Valuation Techniques(2)	—	—	—
	10,271	Recent Transaction	Purchase Price	99.375-100.000	99.460
	15,221	Third Party Vendor	Broker Quote	99.188-100.250	99.507
Corporate Bonds & Notes
Banking & Finance	1,000	Discounted Cash Flow	Discount Rate	6.251	—
	5,945	Proxy Pricing	Base Price	100.000	—
Industrials	1,604	Discounted Cash Flow	Discount Rate	5.370	—
	2,200	Other Valuation Techniques(2)	—	—	—
Non-Agency Mortgage-Backed Securities	4,294	Discounted Cash Flow	Discount Rate	6.958-9.238	7.362
	15,111	Proxy Pricing	Base Price	99.998-100.050	100.031
	15,100	Recent Transaction	Purchase Price	99.999	—
Asset-Backed Securities
Whole Loan Collateral	14,876	Proxy Pricing	Base Price	100.000	—
Other ABS	1,043	Other Valuation Techniques(2)	—	—	—
	5,767	Proxy Pricing	Base Price	99.833-100.000	99.947
	1,920	Recent Transaction	Base Price	100.000	—
Common Stocks
Energy	122	Reference Instrument	Stock Price w/Liquidity Discount	9.000	—

Total	$120,422

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	111

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Toledo Hospital
6.015% due 11/15/2048	$200	$178

Total Corporate Bonds & Notes (Cost $144)		178

MUNICIPAL BONDS & NOTES 93.5%

ALABAMA 3.8%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,400	1,480
5.500% due 10/01/2054	400	433

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,062
5.000% due 10/01/2055	600	633

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	500	540

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
4.750% due 12/01/2054	1,000	969

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	400	421

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	1,200	1,245
5.000% due 11/01/2055	2,000	2,128

		8,911

ALASKA 0.1%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	250	263

ARIZONA 1.4%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.250% due 01/01/2040	480	403

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	1,000	1,003

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	800	816

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	1,000	1,099

		3,321

ARKANSAS 0.4%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	555

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	500	487

		1,042

CALIFORNIA 6.3%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (d)	500	292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	$1,000	$994

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,000	1,000

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	424
5.250% due 01/01/2054	250	266
5.250% due 11/01/2054	700	742
5.500% due 10/01/2054	200	218

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 02/01/2055	1,900	2,027

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	100	80

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 06/01/2050	500	475

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
8.000% due 01/01/2050	1,100	1,130

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	100	101

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	250	236

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,041

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2040 ^(b)	223	0

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	600	586

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	400	405

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	268

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.250% due 12/01/2056	250	251

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	495	421

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	200	129

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	8,000	850
3.850% due 06/01/2050	625	566

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	250	260

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	500	485

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	150	155

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	900	952

San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993
0.000% due 01/01/2025 (c)	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	$1,000	$159

		15,013

COLORADO 3.7%

Board of Governors of Colorado State University System Cerificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	200	219

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	300	332

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	500	490

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.170% (MUNIPSA) due 05/15/2061 ~	500	498
5.000% due 05/15/2062	1,500	1,540

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	500	550

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	500	528

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2031	440	460

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2053	1,000	1,032

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,019

Holland Creek Metropolitan District, Colorado Revenue Bonds, Series 2001
3.570% due 06/01/2041	2,000	2,000

		8,668

CONNECTICUT 0.4%

Housing Authority of the City of Norwalk
4.400% due 09/01/2042	1,000	984

DELAWARE 0.1%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	250	244

DISTRICT OF COLUMBIA 0.9%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.500% due 10/01/2054	1,000	1,081

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	557
5.000% due 07/15/2048	500	534

		2,172

FLORIDA 5.9%

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,000	1,059

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	488

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	375	396

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	500	485

112	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2026	500	509

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	$1,000	$1,043

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	400	422

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.800% due 11/15/2054	2,300	2,300
3.950% due 11/15/2054	3,000	3,000

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	510	551

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	700	758

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	500	500

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	1,200	1,284

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2029	375	395

Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	500	402

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.250% due 05/01/2028	250	252

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.000% due 05/01/2034	200	198

		14,042

GEORGIA 2.7%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,000	1,036

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	500	556

Housing Authority of Douglas County Multifamily Tax-Exempt Bonds
4.375% due 04/01/2043	2,000	1,983

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	1,000	1,007

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	400	423

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2054	500	537

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	500	500

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.500% due 07/01/2063	500	533

		6,575

IDAHO 0.5%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	995	978

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	250	224

		1,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 7.2%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	$500	$512
5.500% due 01/01/2055	1,000	1,054

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2038	2,500	2,659

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	500	524

Illinois Finance Authority Revenue Bonds, Series 2009
3.750% due 08/01/2043	2,365	2,365

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	500	508

Illinois Sales Tax State Revenue Bonds, Series 2021
5.000% due 06/15/2031	1,000	1,095

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	1,001

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035	1,600	1,772
5.250% due 05/01/2045	3,000	3,231

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,250	1,329

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,000	1,037

		17,087

INDIANA 1.8%

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	250	237
4.250% due 11/01/2030	1,750	1,784

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	393

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.750% due 03/01/2043	300	321

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	394

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	100

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	100

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	1,000	1,018

		4,347

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	500	534

KENTUCKY 0.8%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	500	501

Kentucky State Property & Building Commission Revenue Bonds, Series 2024
4.375% due 09/01/2040	650	651

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2038	700	765

		1,917

LOUISIANA 1.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2026	475	488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2040	$250	$271

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2033	2,000	2,153

		2,912

MASSACHUSETTS 2.0%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.250% due 10/01/2047	1,000	1,095

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	700	757

Massachusetts Development Finance Agency Revenue Bonds, Series 2008
3.950% due 10/01/2042	1,900	1,900

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	1,000	964

		4,716

MICHIGAN 2.2%

Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024
5.000% due 07/01/2048	500	520

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	250	194

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	300	341

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	420	441

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	750	810

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	261
5.000% due 06/01/2040	750	780

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	500	545

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	500	540

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2031	750	810

		5,242

MINNESOTA 1.2%

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,075

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	500	562

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2039	1,000	1,101

		2,738

MULTI-STATE 1.9%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	689	667
4.142% due 01/25/2040	394	379
4.550% due 08/25/2040	994	979

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	699	696
4.545% due 10/25/2040	697	694
4.563% due 04/25/2042 ~	999	997

		4,412

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	113

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	$250	$255

NEVADA 0.4%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	400	388

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	148

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	500	501

		1,037

NEW HAMPSHIRE 1.1%

National Finance Authority Affordable Housing
4.150% due 10/20/2040	600	587

New Hampshire Business Finance Authority Revenue Bonds, Series 2022
4.000% due 12/01/2028	1,000	998

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	492	466

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	600	675

		2,726

NEW JERSEY 0.8%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	500	536

New Jersey Educational Facilities Authority Revenue Bonds, Series 2023
4.625% due 09/01/2048	250	256

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,000	1,048

		1,840

NEW MEXICO 0.4%

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	500	506

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	350	342

		848

NEW YORK 12.4%

Build NYC Resource Corp., New York Revenue Bonds, Series 2024
4.000% due 09/01/2041	1,725	1,668

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.500% due 11/01/2045	500	556

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.050% due 06/15/2050	1,500	1,500

New York City, New York General Obligation Bonds, Series 2014
4.050% due 03/01/2040	3,000	3,000

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2041	250	276

New York City, New York General Obligation Bonds, Series 2024
5.250% due 04/01/2054	500	543

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
4.050% due 06/15/2044	3,000	3,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	$200	$219
5.250% due 06/15/2053	300	326

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2051	2,000	2,155

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2046 (a)	1,000	1,085

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	350	350
5.150% due 11/15/2034	235	235

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2038	1,000	1,138

New York State Dormitory Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	500	524

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,455
5.000% due 03/15/2041	500	540

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	250	252

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	200	227

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	533
5.000% due 03/15/2063	1,000	1,055

New York Transportation Development Corp. Revenue Bonds, (AGC Insured), Series 2024
5.250% due 12/31/2054	1,600	1,698

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2044	500	536

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	250	258

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	250	256

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	550	546

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	531
6.000% due 04/01/2035	250	279

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	1,000	1,009

Port Authority of New York & New Jersey Revenue Bonds, Series 2024
5.000% due 09/01/2034	500	548

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	995	1,005

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	142
4.000% due 06/01/2050	300	267

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	503

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	500	546

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	500	565

		29,326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 0.6%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	$995	$1,002

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	400	439

		1,441

NORTH DAKOTA 0.2%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2041	525	555

OHIO 3.7%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	500	511

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	7,400	670
4.000% due 06/01/2048	500	436

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	500	501

Hamilton County, Ohio Revenue Bonds, Series 2021
4.100% due 08/15/2051	1,900	1,900

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	400	422

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	400	373

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	500	504

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	2,300	2,528

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2048	750	807

		8,652

OKLAHOMA 0.3%

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	600	660

OREGON 0.5%

Oregon State General Obligation Bonds, Series 2022
4.050% due 06/01/2045	1,100	1,100

PENNSYLVANIA 5.7%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
5.000% due 12/01/2043	700	762

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	500	500

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2016
4.000% due 09/15/2034	500	504

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,000	934

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.720% (MUNIPSA) due 08/15/2038 ~(e)	940	934

114	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	$500	$511

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
3.800% due 08/15/2054	2,500	2,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	300	306

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	254
5.000% due 12/31/2038	500	505

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2039	500	541

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	956

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2041	1,500	1,641

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	200	217
6.250% due 10/01/2054	200	219

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
0.000% due 12/01/2037 (d)	2,100	2,028

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2041	250	276

		13,588

PUERTO RICO 3.2%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	239	146
0.000% due 11/01/2051	1,966	1,221

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	336	330

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040 ^(b)	2,150	984

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	500	162
0.000% due 07/01/2051 (c)	5,400	1,268
5.000% due 07/01/2058	750	749

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,481
4.550% due 07/01/2040	250	250
4.784% due 07/01/2058	1,000	984

		7,575

RHODE ISLAND 0.4%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	752
5.000% due 06/01/2050	200	200

		952

SOUTH CAROLINA 0.8%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2041	625	639

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	200	214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013
4.000% due 12/01/2049	$1,000	$963

		1,816

TENNESSEE 0.9%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	600	598
3.250% due 10/01/2046	500	499

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	1,000	1,002

		2,099

TEXAS 14.2%

Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	100	106

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045 ^(b)	250	235

Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	200	195
4.125% due 06/15/2054	450	432

Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024
4.500% due 03/01/2043	500	492

Austin Housing Finance Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,000	1,992

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	300	298

Bexar Management And Development Corp., Texas Revenue Bonds, Series 2024
3.020% due 05/10/2045	2,000	1,969

Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024
5.250% due 02/15/2054	300	326

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024
4.350% due 10/01/2041	500	495

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	700	750

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2041	500	547

EP Essential Housing WF PFC, Texas Revenue Bonds, Series 2024
4.250% due 12/01/2034	500	497

Garland Housing Finance Corp., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	2,100	2,108

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	500	524

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	1,310	1,244

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	1,000	949

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	2,500	2,500

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	500	534

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2041	1,000	991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	$1,500	$1,594

Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2038	100	107

Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/01/2048	500	536

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	500	480

Manor Housing Public Facility Corp., Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,000	1,990

Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	500	474

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	250	235

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	500	513

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
5.250% due 05/15/2054	1,000	1,087

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	500	514

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	1,000	995

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	250	195

San Antonio Housing Trust Public Facility Corp., Texas Revenue Bonds, Series 2024
4.550% due 03/01/2043	650	642

Tarrant County Housing Finance Corp., Texas Revenue Bonds, Series 2024
4.600% due 03/01/2043	1,000	1,002

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	250	245

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2039	1,200	1,346

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	622
5.000% due 10/15/2057	250	264

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	527
5.000% due 10/15/2058	300	319

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	900	881
5.000% due 04/15/2031	250	278
5.000% due 10/15/2031	280	313

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,500	1,433

		33,776

UTAH 0.4%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	300	328

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	500	559

		887

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	115

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.2%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	$390	$369

WASHINGTON 1.1%

Washington State General Obligation Bonds, Series 2023
5.000% due 06/01/2040	1,000	1,107

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	495	443

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.085% due 03/20/2040	599	573
4.400% due 03/01/2043	500	492

		2,615

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	300	334

West Virginia Housing Development Fund Revenue Notes, Series 2024
5.000% due 08/01/2027	175	180

		514

WISCONSIN 1.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	253
4.000% due 03/31/2056	250	209

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	400	369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	$750	$711

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	1,000	368

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.950% due 04/01/2035	900	900

		2,810

Total Municipal Bonds & Notes (Cost $220,233)		221,783

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
2.990% due 04/25/2043 ~	198	164

Total U.S. Government Agencies (Cost $158)		164

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	998	1,005
4.600% due 01/01/2042	300	302

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	500	495

Total Non-Agency Mortgage-Backed Securities (Cost $1,798)		1,802

SHORT-TERM INSTRUMENTS 5.2%

REPURCHASE AGREEMENTS (f) 3.6%
		$8,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

Comal Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024
5.000% due 02/15/2025	$300	301

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	700	706

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	800	805

University of Colorado Revenue Notes, Series 2024
5.000% due 06/01/2025	2,000	2,016

Total Municipal Bonds & Notes (Cost $3,827)		3,828

Total Short-Term Instruments (Cost $12,427)		12,428

Total Investments in Securities (Cost $234,760)		236,355

Total Investments 99.7% (Cost $234,760)		$236,355

Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		1

Other Assets and Liabilities, net 0.3%		675

Net Assets 100.0%		$237,031

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.720%	08/15/2038	09/14/2021	$955	$934	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
MBC	4.600%	12/31/2024	01/02/2025	$8,600	U.S. Treasury Notes 2.000% due 11/15/2026	$(8,877)	$8,600	$8,602

Total Repurchase Agreements						$(8,877)	$8,600	$8,602

116	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
MBC	$8,602	$0	$0	$0	$8,602	$(8,877)	$(275)

Total Borrowings and Other Financing Transactions	$8,602	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(94) at a weighted average interest rate of 5.003%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2025	6	$(638)	$3	$1	$0

Total Futures Contracts				$3	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$0	$1	$0	$0	$0	$0

Cash of $13 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	117

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)	December 31, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,060)	$(1,060)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$197	$197

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$178	$0	$178
Municipal Bonds & Notes
Alabama	0	8,911	0	8,911
Alaska	0	263	0	263
Arizona	0	3,321	0	3,321
Arkansas	0	1,042	0	1,042
California	0	15,013	0	15,013
Colorado	0	8,668	0	8,668
Connecticut	0	984	0	984
Delaware	0	244	0	244
District of Columbia	0	2,172	0	2,172
Florida	0	14,042	0	14,042
Georgia	0	6,575	0	6,575
Idaho	0	1,202	0	1,202
Illinois	0	17,087	0	17,087
Indiana	0	4,347	0	4,347
Iowa	0	534	0	534
Kentucky	0	1,917	0	1,917
Louisiana	0	2,912	0	2,912
Massachusetts	0	4,716	0	4,716
Michigan	0	5,242	0	5,242
Minnesota	0	2,738	0	2,738
Multi-State	0	4,412	0	4,412
Nebraska	0	255	0	255
Nevada	0	1,037	0	1,037
New Hampshire	0	2,726	0	2,726
New Jersey	0	1,840	0	1,840
New Mexico	0	848	0	848
New York	0	29,326	0	29,326

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
North Carolina	$0	$1,441	$0	$1,441
North Dakota	0	555	0	555
Ohio	0	8,652	0	8,652
Oklahoma	0	660	0	660
Oregon	0	1,100	0	1,100
Pennsylvania	0	13,588	0	13,588
Puerto Rico	0	7,575	0	7,575
Rhode Island	0	952	0	952
South Carolina	0	1,816	0	1,816
Tennessee	0	2,099	0	2,099
Texas	0	33,776	0	33,776
Utah	0	887	0	887
Virginia	0	369	0	369
Washington	0	2,615	0	2,615
West Virginia	0	514	0	514
Wisconsin	0	2,810	0	2,810
U.S. Government Agencies	0	164	0	164
Non-Agency Mortgage-Backed Securities	0	1,802	0	1,802
Short-Term Instruments
Repurchase Agreements	0	8,600	0	8,600
Municipal Bonds & Notes	0	3,828	0	3,828

Total Investments	$0	$236,355	$0	$236,355

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$0	$236,356	$0	$236,356

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

118	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%

CORPORATE BONDS & NOTES 60.5%

BANKING & FINANCE 39.6%

AerCap Ireland Capital DAC
6.950% due 03/10/2055 •		$600	$618

Allstate Corp.
7.723% (TSFR3M + 3.200%) due 08/15/2053 ~		1,146	1,148

Banco Bilbao Vizcaya Argentaria SA
9.375% due 03/19/2029 •(b)(c)		1,061	1,157

Banco Mercantil del Norte SA
7.625% due 12/31/2099 ~(c)		1,500	1,474

Banco Santander SA
9.625% due 11/21/2028 •(b)(c)		400	440
9.625% due 05/21/2033 •(b)(c)		1,000	1,155

Bank of Montreal
7.700% due 05/26/2084 •(c)		500	520

Bank of Nova Scotia
3.625% due 10/27/2081 •(c)		479	444
8.000% due 01/27/2084 •(c)		1,100	1,160
8.625% due 10/27/2082 •(c)		500	532

Barclays PLC
6.125% due 12/15/2025 •(b)(c)		1,100	1,099
8.000% due 03/15/2029 •(b)(c)		1,300	1,348
9.625% due 12/15/2029 •(b)(c)		1,000	1,103

BBVA Bancomer SA
8.125% due 01/08/2039 •(c)		800	817

BNP Paribas SA
7.000% due 12/31/2099 ~(c)		500	501
7.375% due 09/10/2034 •(b)(c)		400	398
8.000% due 08/22/2031 •(b)(c)		1,000	1,031
9.250% due 11/17/2027 •(b)(c)		969	1,037

Burford Capital Global Finance LLC
9.250% due 07/01/2031		695	739

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(c)		800	797

Commerzbank AG
7.000% due 04/09/2025 •(b)(c)		600	601

Cooperatieve Rabobank UA
4.875% due 06/29/2029 •(b)(c)	EUR	800	816

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$1,200	1,195
6.875% due 12/15/2052 •		1,243	1,276

Credit Agricole SA
8.125% due 12/23/2025 •(b)(c)		1,600	1,634

Credit Suisse AG AT1 Claim		800	100

Danske Bank AS
7.000% due 06/26/2025 •(b)(c)		700	703

Deutsche Bank AG
7.500% due 04/30/2025 •(b)(c)		600	600

DNB Bank ASA
7.375% due 05/30/2029 •(b)(c)		1,600	1,622

Global Atlantic Fin Co.
4.700% due 10/15/2051 •		800	773
7.950% due 10/15/2054 •		350	367

HSBC Holdings PLC
6.375% due 03/30/2025 •(b)(c)		1,900	1,903
6.500% due 03/23/2028 •(b)(c)		500	498

ING Groep NV
5.750% due 11/16/2026 •(b)(c)		2,100	2,074
7.250% due 11/16/2034 •(b)(c)		700	703
8.000% due 05/16/2030 •(b)(c)		1,000	1,050

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(b)(c)		1,300	1,303
8.248% due 11/21/2033 •		1,074	1,205

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		1,200	1,143

Lloyds Banking Group PLC
6.750% due 09/27/2031 •(b)(c)		400	384
7.500% due 09/27/2025 •(b)(c)		1,400	1,414
8.000% due 09/27/2029 •(b)(c)		2,333	2,428

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(b)(c)		800	879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
6.000% due 12/29/2025 •(b)(c)	$1,200	$1,196
7.300% due 11/19/2034 •(b)(c)	800	790
8.000% due 08/10/2025 •(b)(c)	772	781
8.125% due 11/10/2033 •(b)(c)	1,400	1,495

Nippon Life Insurance Co.
5.950% due 04/16/2054 •	700	707
6.250% due 09/13/2053 •	400	414

Nordea Bank Abp
6.300% due 09/25/2031 •(b)(c)	200	192
6.625% due 03/26/2026 •(b)(c)	1,100	1,106

Prudential Financial, Inc.
5.125% due 03/01/2052 •	1,200	1,143
6.000% due 09/01/2052 •	1,918	1,923
6.500% due 03/15/2054 •	1,200	1,237

Royal Bank of Canada
6.350% due 11/24/2084 •(c)	300	288
7.500% due 05/02/2084 •(c)	3,200	3,326

Skandinaviska Enskilda Banken AB
6.875% due 06/30/2027 •(b)(c)	400	403

Societe Generale SA
9.375% due 11/22/2027 •(b)(c)	484	504
10.000% due 11/14/2028 •(b)(c)	200	214

Sumitomo Mitsui Financial Group, Inc.
6.600% due 06/05/2034 •(b)(c)	300	309

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(b)(c)	1,200	1,085

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •	500	498

Toronto-Dominion Bank
7.250% due 07/31/2084 •(c)	300	306
8.125% due 10/31/2082 •(c)	1,728	1,805

UBS Group AG
5.125% due 07/29/2026 •(b)(c)	600	589
6.850% due 09/10/2029 •(b)(c)	400	397
6.875% due 08/07/2025 •(b)(c)	600	602
7.750% due 04/12/2031 •(b)(c)	1,000	1,044
9.250% due 11/13/2028 •(b)(c)	300	325
9.250% due 11/13/2033 •(b)(c)	1,100	1,263

Voya Financial, Inc.
4.700% due 01/23/2048 •	1,136	1,073

		67,204

INDUSTRIALS 4.9%

Enbridge, Inc.
5.750% due 07/15/2080 •	1,715	1,660
6.250% due 03/01/2078 •	200	198
7.375% due 03/15/2055 •	1,500	1,561
7.625% due 01/15/2083 •	1,100	1,157

Enterprise Products Operating LLC
5.375% due 02/15/2078 •	935	895
7.733% (TSFR3M + 3.248%) due 08/16/2077 ~	489	487

Plains All American Pipeline LP
8.895% (TSFR3M + 4.372%) due 01/31/2025 ~(b)	698	696

Southern Co.
4.000% due 01/15/2051 •	1,700	1,669

		8,323

UTILITIES 16.0%

AES Andes SA
8.150% due 06/10/2055 •	200	203

AES Corp.
7.600% due 01/15/2055 •	1,100	1,130

American Electric Power Co., Inc.
6.950% due 12/15/2054 •	300	310
7.050% due 12/15/2054 •	300	311

BP Capital Markets PLC
6.450% due 12/01/2033 •(b)	1,900	1,957

British Telecommunications PLC
4.250% due 11/23/2081 ~	700	680
4.250% due 11/23/2081 •	700	680

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CenterPoint Energy, Inc.
7.000% due 02/15/2055 •	$250	$258

CMS Energy Corp.
3.750% due 12/01/2050 •	300	262

Dominion Energy, Inc.
6.625% due 05/15/2055 •	800	815
6.875% due 02/01/2055 •	300	312
7.000% due 06/01/2054 •	1,400	1,482

Duke Energy Corp.
6.450% due 09/01/2054 •	2,100	2,131

Edison International
7.875% due 06/15/2054 •	700	725
8.125% due 06/15/2053 •	500	517

Electricite de France SA
9.125% due 03/15/2033 •(b)	1,415	1,600

Emera, Inc.
6.750% due 06/15/2076 •	900	908

Evergy, Inc.
6.650% due 06/01/2055 •	400	401

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •	1,000	1,020
6.750% due 06/15/2054 •	1,300	1,335

NiSource, Inc.
6.950% due 11/30/2054 •	800	816

PG&E Corp.
7.375% due 03/15/2055 •	1,100	1,132

Sempra
6.625% due 04/01/2055 •	1,250	1,251
6.875% due 10/01/2054 •	1,650	1,672

Transcanada Trust
5.500% due 09/15/2079 •	1,400	1,351
5.600% due 03/07/2082 •	1,536	1,458

Vodafone Group PLC
5.125% due 06/04/2081 •	1,100	841
7.000% due 04/04/2079 •	1,600	1,641

		27,199

Total Corporate Bonds & Notes (Cost $100,020)		102,726

	SHARES
PREFERRED SECURITIES 33.0%

BANKING & FINANCE 29.1%

Aircastle Ltd.
5.250% due 06/15/2026 •(b)	1,071,000	1,054

Ally Financial, Inc.
4.700% due 05/15/2028 •(b)	1,616,000	1,415

American Express Co.
3.550% due 09/15/2026 •(b)	1,400,000	1,341

Banco Santander SA
8.000% due 02/01/2034 •(b)(c)	1,000,000	1,036

Bank of America Corp.
4.375% due 01/27/2027 •(b)	2,433,000	2,349
5.875% due 03/15/2028 •(b)	3,418,000	3,427

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(b)	1,000,000	978

Capital One Financial Corp.
3.950% due 09/01/2026 •(b)	1,600,000	1,527

Charles Schwab Corp.
4.000% due 06/01/2026 •(b)	400,000	387
4.000% due 12/01/2030 •(b)	2,236,000	1,930
5.000% due 12/01/2027 •(b)	400,000	383
5.375% due 06/01/2025 •(b)	600,000	598

Citigroup, Inc.
6.750% due 02/15/2030 •(b)	400,000	398
7.000% due 08/15/2034 •(b)	1,400,000	1,479
7.125% due 08/15/2029 •(b)	2,100,000	2,142
7.200% due 05/15/2029 •(b)	500,000	520

Citizens Financial Group, Inc.
7.854% (TSFR3M + 3.265%) due 04/06/2025 ~(b)	200,000	200

CoBank ACB
6.450% due 10/01/2027 •(b)	400,000	402
7.125% due 01/01/2030 •(b)	75,000	76

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	119

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Dresdner Funding Trust
8.151% due 06/30/2031	600,000	$659

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(b)	500,000	525

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(b)	1,000,000	957
4.400% due 02/10/2025 •(b)	650,000	647
6.125% due 11/10/2034 •(b)	700,000	692
7.500% due 05/10/2029 •(b)	2,600,000	2,722

Huntington Bancshares, Inc.
5.625% due 07/15/2030 •(b)	600,000	588

JPMorgan Chase & Co.
4.600% due 02/01/2025 •(b)	1,382,000	1,379
6.875% due 06/01/2029 •(b)	900,000	947

MetLife Capital Trust
7.875% due 12/15/2037	1,700,000	1,858

MetLife, Inc.
5.875% due 03/15/2028 •(b)	700,000	702

Morgan Stanley
6.625% due 10/15/2029 (b)	36,000	954
7.780% (TSFR3M + 3.422%) due 12/15/2025 ~(b)	400,000	409

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(b)	300,000	282
6.000% due 05/15/2027 •(b)	1,000,000	1,001
6.200% due 09/15/2027 •(b)	200,000	202
6.250% due 03/15/2030 •(b)	2,439,000	2,469

State Street Corp.
6.700% due 03/15/2029 •(b)	1,100,000	1,123
6.700% due 09/15/2029 •(b)	700,000	716

	SHARES	MARKET VALUE (000S)

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(b)	26,100	$686

Truist Financial Corp.
5.100% due 03/01/2030 •(b)	1,296,000	1,259

U.S. Bancorp
5.300% due 04/15/2027 •(b)	688,000	679

Voya Financial, Inc.
7.758% due 09/15/2028 •(b)	425,000	448

Wells Fargo & Co.
3.900% due 03/15/2026 •(b)	2,300,000	2,235
6.850% due 09/15/2029 •(b)	2,400,000	2,476
7.625% due 09/15/2028 •(b)	1,133,000	1,203

		49,460

INDUSTRIALS 0.4%

AT&T, Inc.
4.750% due 02/18/2025 (b)	30,700	609

General Motors Financial Co., Inc.
5.700% due 09/30/2030 •(b)	120,000	117

SVB Financial Trust
0.000% due 11/07/2032 (a)	48,000	1

		727

UTILITIES 3.5%

Edison International
5.000% due 12/15/2026 •(b)	1,219,000	1,188
5.375% due 03/15/2026 •(b)	300,000	297

	SHARES	MARKET VALUE (000S)

Energy Transfer LP
6.500% due 11/15/2026 •(b)	300,000	$300
6.625% due 02/15/2028 •(b)	1,746,000	1,720
7.125% due 05/15/2030 •(b)	1,300,000	1,313

SCE Trust
7.500% due 11/22/2028 (b)	12,000	312

Venture Global LNG, Inc.
9.000% due 09/30/2029 •(b)	700,000	733

		5,863

Total Preferred Securities (Cost $54,633)		56,050

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS (d) 4.2%
		7,200

Total Short-Term Instruments (Cost $7,200)		7,200

Total Investments in Securities (Cost $161,853)		165,976

Total Investments 97.7% (Cost $161,853)		$165,976

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $559)		(98)

Other Assets and Liabilities, net 2.4%		3,969

Net Assets 100.0%		$169,847

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.520%	12/31/2024	01/02/2025	$7,200	U.S. Treasury Notes 2.875% due 05/15/2028	$(7,337)	$7,200	$7,202

Total Repurchase Agreements						$(7,337)	$7,200	$7,202

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$7,202	$0	$0	$0	$7,202	$(7,337)	$(135)

Total Borrowings and Other Financing Transactions	$7,202	$0	$0	$0

(1)	Includes accrued interest.

120	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	34	$	6,991	$(6)	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2025	27		2,936	(55)	0	(6)
U.S. Treasury Long-Term Bond March Futures	03/2025	29		3,301	(66)	0	(13)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	142		16,885	(620)	0	(104)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	20		2,226	(32)	0	(6)

					$(779)	$0	$(129)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl March Futures	03/2025	2	$	(244)	$2	$0	$(1)
Euro-Bund March Futures	03/2025	1		(138)	2	0	0
U.S. Treasury 5-Year Note March Futures	03/2025	77		(8,185)	45	6	0

					$49	$6	$(1)

Total Futures Contracts					$(730)	$6	$(130)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	7,850	$585	$33	$618	$7	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	1,300	$(3)	$(6)	$(9)	$0	$0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		2,200	(39)	(5)	(44)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,600	4	104	108	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		800	20	(31)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		700	(6)	23	17	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		100	1	(4)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		400	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	(1)	(7)	(8)	0	0

							$(26)	$65	$39	$3	$(2)

Total Swap Agreements							$559	$98	$657	$10	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7	$10	$17	$0	$(133)	$(2)	$(135)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	121

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

Cash of $1,922 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $1 and liability of $(3) for closed futures is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BRC	01/2025	EUR	882	$934	$20	$0

Total Forward Foreign Currency Contracts					$20	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BRC	$20	$0	$0	$20	$0	$0	$0	$0	$20	$0	$20

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	7	0	0	3	10

	$0	$7	$0	$0	$10	$17

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20	$0	$20

	$0	$7	$0	$20	$10	$37

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$133	$133
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$135	$135

122	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(354)	$(354)
Swap Agreements	0	316	0	0	(3)	313

	$0	$316	$0	$0	$(357)	$(41)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27	$0	$27

	$0	$316	$0	$27	$(357)	$(14)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(760)	$(760)
Swap Agreements	0	0	0	0	(23)	(23)

	$0	$0	$0	$0	$(783)	$(783)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7

	$0	$0	$0	$7	$(783)	$(776)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$67,204	$0	$67,204
Industrials	0	8,323	0	8,323
Utilities	0	27,199	0	27,199
Preferred Securities
Banking & Finance	1,640	47,820	0	49,460
Industrials	609	118	0	727
Utilities	312	5,551	0	5,863
Short-Term Instruments
Repurchase Agreements	0	7,200	0	7,200

Total Investments	$2,561	$163,415	$0	$165,976

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$16	$0	$16
Over the counter	0	20	0	20

	$0	$36	$0	$36

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1)	$(131)	$0	$(132)

Total Financial Derivative Instruments	$(1)	$(95)	$0	$(96)

Totals	$2,560	$163,320	$0	$165,880

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	123

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 90.2%

ABG Intermediate Holdings LLC
6.595% due 12/21/2028 ~	$3,883	$3,903

Acrisure LLC
TBD% due 11/06/2030 ~	3,027	3,036

Action Environmental Group, Inc.
8.079% due 10/24/2030 ~	1,995	2,020

Advantage Sales & Marketing, Inc.
9.121% (TSFR3M + 4.250%) due 10/28/2027 ~	593	592

Advisor Group, Inc.
7.857% due 08/17/2028 ~	3,625	3,644

Agiliti Health, Inc.
7.262% due 05/01/2030 ~	499	491

AI Aqua Merger Sub, Inc.
8.053% due 07/31/2028 ~	6,681	6,695

AL NGPL Holdings LLC
TBD% due 04/17/2028 ~	500	503
7.090% (TSFR3M + 2.500%) due 04/17/2028 ~	3,411	3,431

Albion Financing 3 SARL
9.096% (TSFR3M + 4.250%) due 08/16/2029 ~	983	994

Alliant Holdings Intermediate LLC
7.106% due 09/19/2031 ~	3,940	3,955

Allied Universal Holdco LLC
8.207% due 05/12/2028 ~	4,530	4,551

Allspring Buyer LLC
7.329% due 11/01/2030 ~	2,000	2,006

Alpha Generation LLC
7.107% due 09/30/2031 ~	474	478

Altar Bidco, Inc.
7.947% due 02/01/2029 ~	3,728	3,726

Amentum Government Services Holdings LLC
6.607% due 09/29/2031 ~	1,250	1,247

American Airlines, Inc.
9.629% due 04/20/2028 ~	1,984	2,040

Amspec Parent LLC
TBD% due 12/12/2031 ~	1,733	1,746
TBD% due 12/12/2031 ~µ	267	269

AmWINS Group, Inc.
6.721% due 02/19/2028 ~	4,030	4,047

Amynta Agency Borrower, Inc.
TBD% due 12/06/2031 ~	2,541	2,545

Applied Systems, Inc.
7.329% due 02/24/2031 ~	1,884	1,904

Arches Buyer, Inc.
7.707% due 12/06/2027 ~	688	673

Arcosa, Inc.
6.607% due 08/12/2031 ~	1,350	1,363

Armor Holding LLC
TBD% due 12/11/2028 ~	1,242	1,260

Artera Services LLC
8.829% due 02/15/2031 ~	746	741

AS Mileage Plan IP Ltd.
6.358% due 10/15/2031 ~	1,700	1,711

Ascend Learning LLC
TBD% due 12/10/2029 ~	1,000	994
7.957% due 12/11/2028 ~	4,754	4,785

Aspire Bakeries Holdings LLC
8.607% due 12/13/2030 ~	2,793	2,824

Assetmark Financial Holdings, Inc.
7.079% due 09/05/2031 ~	1,100	1,106

AssuredPartners, Inc.
7.857% due 02/14/2031 ~	5,988	6,007

Asurion LLC
8.607% due 09/19/2030 ~	3,271	3,266
8.707% due 08/19/2028 ~	4,837	4,848

Athenahealth Group, Inc.
7.607% due 02/15/2029 ~	7,345	7,377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Auris Luxembourg III SARL
8.177% due 02/28/2029 ~	$1,570	$1,590

B&G Foods, Inc.
7.857% due 10/10/2029 ~	2,699	2,703

Baldwin Insurance Group Holdings LLC
TBD% due 05/26/2031 ~	2,000	2,016

Bally’s Corp.
8.143% due 10/02/2028 ~	2,650	2,513

Barnes Group, Inc.
TBD% due 12/10/2031 ~	2,350	2,355

Barracuda Networks, Inc.
9.085% due 08/15/2029 ~	1,490	1,382

Bausch & Lomb Corp.
7.689% due 05/10/2027 ~	4,724	4,748
8.329% due 09/29/2028 ~	839	845

Bausch Health Cos., Inc.
9.707% due 02/01/2027 ~	2,973	2,909

BCP Renaissance Parent LLC
7.329% due 10/31/2028 ~	2,985	3,015

BCPE Empire Holdings, Inc.
7.857% due 12/11/2028 ~	3,133	3,154

Belron Finance U.S. LLC
7.273% due 10/16/2031 ~	3,075	3,108

Berlin Packaging LLC
7.892% due 06/07/2031 ~	3,994	4,022

BIP PipeCo Holdings LLC
6.601% due 12/06/2030 ~	3,588	3,605

Blackhawk Network Holdings, Inc.
9.357% due 03/12/2029 ~	698	708

Boost Newco Borrower LLC
6.829% due 01/31/2031 ~	813	819

Boxer Parent Co., Inc.
8.335% due 07/30/2031 ~	3,439	3,472

Brazos Delaware II LLC
8.255% due 02/11/2030 ~	1,995	2,011

Broadstreet Partners, Inc.
7.357% due 06/13/2031 ~	2,465	2,477

Caesars Entertainment, Inc.
6.607% due 02/06/2030 ~	986	988
6.607% due 02/06/2031 ~	2,484	2,492

Calpine Construction Finance Co. LP
6.357% due 07/31/2030 ~	1,325	1,324

Calpine Corp.
TBD% due 01/31/2031 ~	2,000	1,996

Camelot U.S. Acquisition LLC
7.107% due 01/31/2031 ~	935	935

Carnival Corp.
7.107% due 08/08/2027 ~	706	712
7.107% due 10/18/2028 ~	2,000	2,017

Cast & Crew Payroll LLC
8.107% due 12/29/2028 ~	2,678	2,602

Castlelake Aviation Ltd.
7.109% due 10/22/2027 ~	1,433	1,440

Cengage Learning, Inc.
7.856% (PRIME + 2.500%) due 03/24/2031 ~	1,791	1,803

Central Parent, Inc.
7.579% due 07/06/2029 ~	6,465	6,388

Century DE Buyer LLC
7.897% due 10/30/2030 ~	1,196	1,209

Chamberlain Group, Inc.
7.707% due 11/03/2028 ~	1,502	1,513

Champ Acquisition Corp.
8.857% due 11/25/2031 ~	325	328

Charlotte Buyer, Inc.
9.202% (TSFR1M + 4.750%) due 02/11/2028 ~	997	1,005

Charter Communications Operating LLC
6.781% due 12/15/2031 ~	1,275	1,274

Charter NEX U.S., Inc.
7.525% due 11/29/2030 ~	3,962	3,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chobani LLC
7.721% due 10/25/2027 ~	$995	$1,004
8.107% due 10/25/2027 ~	1,985	2,004

Chromalloy Corp.
8.354% (TSFR3M + 3.750%) due 03/27/2031 ~	2,040	2,045

Cimpress PLC
6.857% due 05/17/2028 ~	998	1,004

Clarios Global LP
6.857% due 05/06/2030 ~	1,298	1,305

Cloud Software Group, Inc.
TBD% due 03/30/2029 ~	1,250	1,255
8.079% due 03/21/2031 ~	5,026	5,048
TBD% (TSFR1M + 4.000%) due 03/30/2029 ~	4,603	4,622

Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ	74	74
8.428% due 11/01/2031 ~	2,550	2,582

Clydesdale Acquisition Holdings, Inc.
7.532% due 04/13/2029 ~	4,990	5,005

CNT Holdings I Corp.
8.085% due 11/08/2027 ~	2,383	2,402

CoreLogic, Inc.
7.971% due 06/02/2028 ~	3,979	3,936

Cotiviti Corp.
7.303% due 05/01/2031 ~	5,367	5,404

Covanta Holding Corp.
7.024% due 11/30/2028 ~	1,991	1,997
7.588% due 11/30/2028 ~	178	178

CP Atlas Buyer, Inc.
8.207% due 11/23/2027 ~	3,238	3,164

CPPIB Capital, Inc.
7.579% due 08/20/2031 ~	1,995	2,011

CQP Holdco LP
TBD% due 12/31/2030 ~	5,615	5,631

Creative Artists Agency LLC
7.107% due 10/01/2031 ~	3,152	3,171

Crown Subsea Communications Holding, Inc.
8.573% due 01/30/2031 ~	572	582

Cube Industrials Buyer, Inc.
8.132% due 10/17/2031 ~	2,200	2,217

Cushman & Wakefield U.S. Borrower LLC
10.250% (PRIME + 2.250%) due 01/31/2030 ~	200	202

Da Vinci Purchaser Corp.
7.857% due 01/08/2027 ~	3,605	3,625

Darktrace PLC
7.887% (TSFR3M + 3.250%) due 10/09/2031 ~	2,500	2,501

Dealer Tire Financial LLC
TBD% due 07/02/2031 ~	998	1,001

Deerfield Dakota Holding LLC
8.079% due 04/09/2027 ~	3,889	3,812

Delta 2 Lux SARL
TBD% due 09/10/2031 ~	983	987
6.329% due 09/30/2031 ~	1,967	1,974

Delta Topco, Inc.
7.884% due 11/30/2029 ~	2,697	2,721

DexKo Global, Inc.
8.340% (TSFR3M + 3.750%) due 10/04/2028 ~	1,992	1,889

DirecTV Financing LLC
9.847% due 08/02/2027 ~	185	186
10.097% due 08/02/2029 ~	2,825	2,780

Dotdash Meredith, Inc.
8.053% due 12/01/2028 ~	238	240

Dragon Buyer, Inc.
7.579% due 09/30/2031 ~	1,500	1,505

DTI Holdco, Inc.
9.107% due 04/26/2029 ~	995	1,004

Dun & Bradstreet Corp.
6.588% due 01/18/2029 ~	3,103	3,109

124	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edelman Financial Center LLC
TBD% due 04/07/2028 ~	$3,321	$3,345

Edelman Financial Engines Center LLC
7.357% due 04/07/2028 ~	500	504

Emerald Borrower LP
6.829% due 08/04/2031 ~	2,516	2,529

Endo Luxembourg Finance Co.
8.357% (PRIME + 3.000%) due 04/23/2031 ~	948	956

Endure Digital, Inc.
8.138% due 02/10/2028 «~	983	806

EP Purchaser LLC
TBD% due 11/06/2028 ~	3,720	3,726

EPIC Crude Services LP
7.656% due 10/15/2031 ~	2,375	2,399

EPIC Y-Grade Services LP
10.340% (TSFR3M + 5.750%) due 06/29/2029 ~	3,617	3,629

eResearchTechnology, Inc.
8.357% due 02/04/2027 ~	3,213	3,237

Fertitta Entertainment LLC
7.857% due 01/27/2029 ~	8,322	8,364

Fiesta Purchaser, Inc.
7.607% due 02/12/2031 ~	2,366	2,370

First Advantage Holdings LLC
7.607% due 10/31/2031 ~	1,680	1,700

First Student Bidco, Inc.
6.892% due 07/21/2028 ~	4,418	4,432

Fleet U.S. Bidco, Inc.
7.578% due 02/21/2031 ~	998	1,005

Flutter Entertainment PLC
TBD% due 11/30/2030 ~	2,000	1,998

Focus Financial Partners LLC
TBD% due 09/15/2031 ~µ	369	372
TBD% due 09/15/2031 ~	3,931	3,972

Fortrea Holdings, Inc.
8.491% due 06/30/2030 ~	93	94

Fortress Intermediate 3, Inc.
7.857% due 06/27/2031 ~	3,416	3,431

Forward Air Corp.
9.085% due 12/19/2030 ~	581	584

Foundation Building Materials Holding Co. LLC
8.097% (TSFR3M + 3.250%) due 01/31/2028 ~	1,321	1,304
8.585% due 01/29/2031 ~	1,642	1,620

Freeport LNG Investments LLLP
7.543% (TSFR3M + 3.250%) due 02/21/2028	1,496	1,486
8.379% due 12/21/2028 ~	2,488	2,503

Frontdoor, Inc.
6.607% due 12/16/2031 ~	2,000	2,010

Frontier Communications Corp.
8.763% (TSFR3M + 3.500%) due 07/01/2031 ~	825	836

Garda World Security Corp.
7.897% due 02/01/2029 ~	248	250

GBT U.S. LLC
7.626% due 07/25/2031 ~	2,875	2,893

Gen II Fund Services LLC
7.079% due 11/26/2031 ~	1,400	1,409

Genesee & Wyoming, Inc.
TBD% due 04/10/2031 ~	1,995	1,994

Global Medical Response, Inc.
9.856% due 10/31/2028 ~	4,234	4,254

Golden State Foods LLC
8.774% due 10/07/2031 ~	1,750	1,768

Graham Packaging Co., Inc.
6.857% due 08/04/2027 ~	3,053	3,064

Gray Television, Inc.
9.803% due 06/04/2029 ~	348	330

Great Outdoors Group LLC
8.221% due 03/06/2028 ~	2,281	2,296

Grifols Worldwide Operations USA, Inc.
6.735% due 11/15/2027 ~	3,225	3,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grinding Media, Inc.
8.021% due 10/12/2028 ~	$1,239	$1,246

Guggenheim Partners, LLC.
6.829% due 11/21/2031 ~	1,100	1,106

Gulfside Supply, Inc.
7.326% due 06/17/2031 ~	827	832

GVC Holdings Ltd.
7.079% (TSFR3M + 2.750%) due 10/31/2029 ~	99	99

Hanger, Inc.
TBD% due 10/23/2031 ~µ	114	115
TBD% due 10/23/2031 ~	886	896

Hilton Grand Vacations Borrower LLC
6.607% due 01/17/2031 ~	2,190	2,199

Hobbs & Associates LLC
7.607% due 07/23/2031 ~	455	458
7.646% due 07/23/2031 ~	45	46

HUB International Ltd.
7.367% (TSFR3M + 2.750%) due 06/20/2030 ~	5,872	5,915

Hudson River Trading LLC
7.483% due 03/18/2030 ~	1,990	1,999

Hunter Douglas, Inc.
8.021% due 02/26/2029 ~	4,414	4,418

Indy U.S. Bidco LLC
9.107% due 03/06/2028 ~	1,322	1,335

INEOS Enterprises Holdings U.S. Finco LLC
8.364% due 07/08/2030 ~	392	394

INEOS U.S. Finance LLC
TBD% due 02/07/2031 ~	3,748	3,783
7.607% due 02/18/2030 ~	499	502

Ingram Micro, Inc.
7.077% due 09/22/2031 ~	443	446

Instructure Holdings, Inc.
7.516% due 11/13/2031 ~	3,800	3,818

Insulet Corp.
6.857% due 08/04/2031 ~	373	376

IRB Holding Corp.
6.857% due 12/15/2027 ~	7,881	7,898

Iridium Satellite LLC
6.607% due 09/20/2030 ~	1,592	1,588

Isolved, Inc.
7.607% due 10/15/2030 ~	744	754

Jane Street Group LLC
6.395% due 12/15/2031 ~	3,676	3,668

Janney Montgomery Scott LLC
TBD% due 11/28/2031 ~µ	286	289
7.579% due 11/28/2031 ~	1,714	1,735

Janus International Group LLC
6.857% due 08/03/2030 ~	2,827	2,843

Jazz Financing Lux SARL
6.607% due 05/05/2028 ~	2,374	2,383

Johnstone Supply LLC
6.875% due 06/09/2031 ~	3,696	3,712

KDC/ONE Development Corp., Inc.
TBD% due 08/15/2028 ~	500	504

Kohler Energy Co. LLC
8.107% due 05/01/2031 ~	2,262	2,263

LABL, Inc.
9.457% due 10/29/2028 ~	4,815	4,668

Lakeshore Intermediate LLC
7.971% due 09/29/2028 ~	1,990	1,962

LBM Acquisition LLC
8.297% due 06/06/2031 ~	4,982	4,948

LC Ahab U.S. Bidco LLC
7.357% due 05/01/2031 ~	1,771	1,787

Learning Care Group U.S. No. 2, Inc.
8.648% due 08/11/2028 ~	494	499

Lifepoint Health, Inc.
7.965% due 05/17/2031 ~	1,172	1,176
8.406% due 05/17/2031 ~	1,966	1,975

Lorca Holdco Ltd.
7.829% due 03/25/2031 ~	695	702

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LSF11 A5 Holdco LLC
7.971% due 10/15/2028 ~	$1,736	$1,749

LTI Holdings, Inc.
9.107% due 07/19/2029 ~	998	1,000

Lumen Technologies, Inc.
TBD% due 04/15/2030 ~	7,794	7,279
6.821% due 04/15/2029 ~	3,416	3,219

Madison IAQ LLC
7.889% due 06/21/2028 ~	6,768	6,801

Madison Safety & Flow LLC
7.607% due 09/26/2031 ~	1,397	1,409

Matador Bidco SARL
8.707% due 07/30/2029 ~	2,000	2,020

Mauser Packaging Solutions Holding Co.
7.589% due 04/15/2027 ~	1,739	1,753

Mavis Tire Express Services Corp.
7.857% due 05/04/2028 ~	1,974	1,990

McAfee Corp.
7.370% due 03/01/2029 ~	3,576	3,584

McGraw-Hill Global Education Holdings LLC
8.329% due 08/06/2031 ~	2,291	2,320

Medline Borrower LP
6.607% due 10/23/2028 ~	7,626	7,661

MH SUB I LLC
TBD% due 12/11/2031 ~	3,000	2,978
8.607% due 05/03/2028 ~	3,180	4,982
8.607% due 12/31/2031	1,809	1,796

MI Windows and Doors LLC
7.357% due 03/28/2031 ~	647	654

Midcontinent Communications
6.897% (PRIME + 1.500%) due 08/16/2031 ~	2,500	2,519

Mitchell International, Inc.
7.607% due 06/17/2031 ~	5,187	5,196

MKS Instruments, Inc.
6.589% due 08/17/2029 ~	2,021	2,029

Modena Buyer LLC
8.857% due 07/01/2031 ~	2,100	2,039

Mosel Bidco SE
8.829% due 09/16/2030 ~	350	354

Motion Finco SARL
7.829% due 11/12/2029 ~	2,587	2,564

MPH Acquisition Holdings LLC
9.026% due 09/01/2028 ~	2,571	2,219

National Mentor Holdings, Inc.
8.207% due 03/02/2028 ~	997	990

NCR Atleos LLC
8.397% due 04/16/2029 ~	1,223	1,231

NGL Energy Partners LP
8.107% due 02/03/2031 ~	397	399

NGP XI Midstream Holdings LLC
8.329% due 07/25/2031 ~	1,850	1,869

Nouryon Finance BV
7.657% due 04/03/2028 ~	977	986

Nuvei Technologies Corp.
7.444% due 11/15/2031 ~	2,650	2,659

Olympus Water U.S. Holding Corp.
TBD% due 06/20/2031 ~	3,184	3,198

Omnia Partners LLC
9.500% (EUR003M + 4.500%) due 07/25/2030 ~	4,699	4,728

Ontario Gaming GTA LP
8.579% due 08/01/2030 ~	990	993

Organon & Co.
6.620% due 05/19/2031 ~	1,866	1,874

Oryx Midstream Services Permian Basin LLC
7.512% due 10/05/2028 ~	1,987	2,002

Oscar AcquisitionCo LLC
8.495% due 04/29/2029 ~	2,820	2,795

Packaging Coordinators Midco, Inc.
7.835% due 11/30/2027 ~	2,492	2,506

Padagis LLC
9.596% due 07/06/2028 ~	275	256

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	125

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Parexel International Corp.
7.357% due 11/15/2028 ~	$4,869	$4,909

Particle Investments SARL
8.357% due 03/28/2031 ~	695	702

Peer Holdings Ltd.
7.329% due 07/01/2031 ~	2,600	2,618

Pegasus Bidco BV
7.773% due 07/12/2029 ~	468	473

PENN Entertainment, Inc.
6.857% due 05/03/2029 ~	1,193	1,200

PetSmart, Inc.
8.207% due 02/11/2028 ~	788	786

PG Investment Co. 59 SARL
7.329% due 03/26/2031 ~	773	780

Phoenix Guarantor, Inc.
6.857% (PRIME + 1.500%) due 02/21/2031 ~	5,112	5,136

Planet U.S. Buyer LLC
7.521% due 02/07/2031 ~	2,117	2,138

PMHC II, Inc.
9.058% due 04/23/2029 ~	4,157	4,106

PointClickCare Technologies, Inc.
TBD% due 11/03/2031 ~	1,000	1,008

Polaris Newco LLC
8.847% due 06/02/2028 ~	6,374	6,393

Press Ganey Holdings, Inc.
7.607% due 04/30/2031 ~	1,097	1,102

Prime Security Services Borrower LLC
6.524% due 10/13/2030 ~	3,968	3,982

Project Alpha Intermediate Holding, Inc.
7.579% due 10/28/2030 ~	4,149	4,181

Proofpoint, Inc.
7.357% due 08/31/2028 ~	5,232	5,264

PUG LLC
9.107% due 03/15/2030 ~	1,628	1,634

Quartz Acquireco LLC
7.079% due 06/28/2030 ~	1,268	1,279

Raising Cane’s Restaurants LLC
6.357% due 09/18/2031 ~	1,621	1,628

Rand Parent LLC
8.079% due 03/17/2030 ~	3,408	3,432

Raven Acquisition Holdings LLC
TBD% due 11/19/2031 ~µ	238	239
7.607% due 11/19/2031 ~	3,337	3,348

RealPage, Inc.
7.590% due 04/24/2028 ~	5,139	5,136
8.079% due 04/24/2028 ~	2,000	2,012

Recess Holdings, Inc.
9.085% due 02/20/2030 ~	497	503

Red Ventures LLC
7.107% due 03/03/2030 ~	725	728

Renaissance Holdings Corp.
8.357% due 04/05/2030 ~	3,570	3,565

Resideo Funding Inc.
6.109% (PRIME + 0.750%) due 06/13/2031 ~	873	877

Reworld Holding Corp.
6.567% (TSFR3M + 2.250%) due 11/30/2028	2,316	2,323

Reynolds Group Holdings, Inc.
6.857% due 09/24/2028 ~	2,255	2,268

Rocket Software, Inc.
8.607% due 11/28/2028 ~	2,036	2,054

Rockpoint Gas Storage Partners LP
7.985% due 09/18/2031 ~	4,350	4,385

Scientific Games Holdings LP
7.590% due 04/04/2029 ~	3,635	3,648

SCIH Salt Holdings, Inc.
7.585% due 01/31/2029 ~	2,991	3,003

Sedgwick Claims Management Services, Inc.
7.585% due 07/31/2031 ~	3,579	3,605

Select Medical Corp.
6.531% due 12/03/2031 ~	2,749	2,762

Sharp Services LLC
7.579% due 12/31/2028 ~	498	503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SolarWinds Holdings, Inc.
7.107% due 02/05/2030 ~	$1,500	$1,510

Sophia LP
7.357% due 10/09/2029 ~	969	977
9.107% due 11/15/2032 ~	1,050	1,073

Sotera Health Holdings LLC
7.835% (TSFR3M + 3.250%) due 05/30/2031 ~	3,965	3,980

Specialty Building Products Holdings LLC
8.207% due 10/15/2028 ~	590	588

Speedster Bidco GMBH
TBD% due 10/17/2031 ~	2,000	2,008

Spirit AeroSystems, Inc.
9.085% due 01/15/2027 ~	294	297

Spring Education Group, Inc.
8.329% due 10/04/2030 ~	297	299

Star Parent, Inc.
8.329% due 09/27/2030 ~	5,163	5,053

Starwood Property Trust, Inc.
TBD% due 12/12/2029 ~	3,175	3,171

Station Casinos LLC
6.375% due 03/14/2031 ~	2,391	2,397

Surgery Center Holdings, Inc.
7.089% due 12/19/2030 ~	1,436	1,449

Syniverse Holdings, Inc.
11.329% due 05/13/2027 ~	3,332	3,346

Taboola.com Ltd.
8.471% due 09/01/2028 ~	674	675

Tacala LLC
7.857% due 01/31/2031 ~	1,715	1,731

Tempo Acquisition LLC
6.607% due 08/31/2028 ~	1,905	1,914

Tempur Sealy International, inc.
6.810% (TSFR1M + 2.500%) due 10/24/2031 ~	1,725	1,732

Teneo Holdings LLC
9.107% due 03/13/2031 ~	695	702

Terex Corp.
6.357% due 10/08/2031 ~	1,800	1,808

TGP Holdings III LLC
7.707% due 06/29/2028 ~	600	588

Tidal Waste & Recycling Holdings LLC
7.829% due 10/24/2031 ~	1,675	1,690

TIH Insurance Holdings LLC
7.079% due 05/06/2031 ~	2,925	2,938

TK Elevator U.S. Newco, Inc.
8.588% due 04/30/2030 ~	6,510	6,565

Topgolf Callaway Brands Corp.
7.357% due 03/18/2030 ~	3,158	3,148

TransDigm, Inc.
6.829% due 02/28/2031 ~	4,975	4,989

Travel & Leisure Co.
6.927% due 12/14/2029 ~	794	797

Trident TPI Holdings, Inc.
8.188% due 09/15/2028 ~	2,087	2,108

Triton Water Holdings, Inc.
7.840% due 03/31/2028 ~	4,696	4,739
8.329% due 03/31/2028 ~	298	301

U.S. Renal Care, Inc.
9.471% due 06/20/2028 ~	4,588	4,309

UFC Holdings LLC
6.770% due 11/21/2031 ~	1,750	1,762

UGI Energy Services LLC
6.857% due 02/22/2030 ~	564	567

UKG, Inc.
7.325% due 02/10/2031 ~	7,324	7,385

United Talent Agency LLC
8.197% due 07/07/2028 ~	1,992	2,007

UPC Financing Partnership
7.437% due 01/31/2029 ~	1,262	1,271

Upfield BV
TBD% due 01/03/2028 ~	1,995	2,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USI, Inc.
6.579% due 11/22/2029 ~	$3,745	$3,744
6.579% due 09/27/2030 ~	4,488	4,486

Varsity Brands, Inc.
8.271% due 08/26/2031 ~	3,500	3,508

Veritiv Corp.
8.829% due 11/30/2030 ~	1,696	1,703

Vertiv Group Corp.
6.194% due 03/02/2027 ~	1,995	2,000

Virgin Media Bristol LLC
7.012% due 01/31/2028 ~	3,900	3,879
7.724% due 03/31/2031 ~	2,900	2,877
7.762% due 01/31/2029 ~	6,219	6,193

VS Buyer LLC
7.120% due 04/12/2031 ~	2,595	2,617

Wand NewCo 3, Inc.
7.607% due 01/30/2031 ~	4,313	4,336

WaterBridge Midstream Operating LLC
9.022% due 05/10/2029 ~	1,496	1,514
9.077% due 06/27/2029 ~	1,995	1,990

WEC U.S. Holdings Ltd.
6.803% due 01/27/2031 ~	5,862	5,874

Whatabrands LLC
6.857% due 08/03/2028 ~	4,699	4,716

White cap Buyer LLC
TBD% due 10/19/2029 ~	2,000	2,006

White Cap Buyer LLC
7.607% due 10/19/2029 ~	4,435	4,449

WhiteWater DBR Holdco LLC
6.575% due 03/03/2031 ~	1,995	2,009

WhiteWater Whistler Holdings LLC
TBD% due 02/15/2030 ~	1,000	1,005

Worldwide Express Operations LLC
8.329% due 07/26/2028 ~	833	839

Wrench Group LLC
8.590% due 10/30/2028 ~	1,787	1,722

XPLOR T1 LLC
TBD% due 06/24/2031 ~	975	970

Zayo Group Holdings, Inc.
7.471% due 03/09/2027 ~	6,525	6,126

Zelis Payments Buyer Inc.
7.607% (EUR012M + 4.000%) due 11/26/2031 ~	1,975	1,984

Ziggo Financing Partnership
7.012% due 04/30/2028 ~	3,966	3,955

Zuora, Inc.
TBD% due 12/13/2031 ~	1,000	998

Total Loan Participations and Assignments (Cost $749,425)		754,339

CORPORATE BONDS & NOTES 2.1%

BANKING & FINANCE 0.3%

Alliant Holdings Intermediate LLC
7.000% due 01/15/2031	500	503

Freedom Mortgage Corp.
12.000% due 10/01/2028	450	490

Howard Hughes Corp.
4.125% due 02/01/2029	350	324

Icahn Enterprises LP
10.000% due 11/15/2029	265	266

Panther Escrow Issuer LLC
7.125% due 06/01/2031	400	404

Pebblebrook Hotel LP
6.375% due 10/15/2029	500	495

PRA Group, Inc.
8.375% due 02/01/2028	500	514

		2,996

INDUSTRIALS 1.7%

American Airlines Pass-Through Trust
3.375% due 11/01/2028	157	150

126	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	$1,000	$977

CCO Holdings LLC
4.500% due 08/15/2030	1,000	899

Cerdia Finanz GmbH
9.375% due 10/03/2031	500	521

Champ Acquisition Corp.
8.375% due 12/01/2031	250	256

Community Health Systems, Inc.
5.250% due 05/15/2030	400	329

EMRLD Borrower LP
6.750% due 07/15/2031	200	202

Fertitta Entertainment LLC
4.625% due 01/15/2029	250	233

Foundation Building Materials, Inc.
6.000% due 03/01/2029	250	221

Global Partners LP
8.250% due 01/15/2032	100	103

goeasy Ltd.
7.625% due 07/01/2029	300	307

GYP Holdings Corp.
4.625% due 05/01/2029	500	472

Hilton Grand Vacations Borrower LLC
4.875% due 07/01/2031	250	224

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	350	356

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029	100	104

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	350	342

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	250	242

NCL Corp. Ltd.
8.125% due 01/15/2029	400	422

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OneSky Flight LLC
8.875% due 12/15/2029	$75	$75

Option Care Health, Inc.
4.375% due 10/31/2029	900	831

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	850	844

Pike Corp.
8.625% due 01/31/2031	250	264

Prime Security Services Borrower LLC
3.375% due 08/31/2027	100	94

Rand Parent LLC
8.500% due 02/15/2030	100	101

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	250	277

Star Parent, Inc.
9.000% due 10/01/2030	200	208

Station Casinos LLC
6.625% due 03/15/2032	400	398

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	600	613

TopBuild Corp.
4.125% due 02/15/2032	1,625	1,441

TransDigm, Inc.
7.125% due 12/01/2031	400	410

Triumph Group, Inc.
9.000% due 03/15/2028	480	500

USA Compression Partners LP
7.125% due 03/15/2029	350	356

Wand NewCo 3, Inc.
7.625% due 01/30/2032	200	206

White Cap Buyer LLC
6.875% due 10/15/2028	900	894

XPO, Inc.
7.125% due 02/01/2032	200	205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ZipRecruiter, Inc.
5.000% due 01/15/2030	$250	$225

		14,353

UTILITIES 0.1%

Calpine Corp.
5.000% due 02/01/2031	450	424

Total Corporate Bonds & Notes (Cost $17,515)		17,773

SHORT-TERM INSTRUMENTS 41.9%

REPURCHASE AGREEMENTS (c) 41.9%
		350,200

U.S. TREASURY BILLS 0.0%
4.518% due 02/06/2025 (a)(b)	155	154

Total Short-Term Instruments (Cost $350,354)		350,354

Total Investments in Securities (Cost $1,117,294)		1,122,466

Total Investments 134.2% (Cost $1,117,294)		$1,122,466

Financial Derivative Instruments (d)(e) 0.5% (Cost or Premiums, net $(1,298))		3,803

Other Assets and Liabilities, net (34.7)%		(289,950)

Net Assets 100.0%		$836,319

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.580%	01/02/2025	01/03/2025	$161,100	U.S. Treasury Notes 3.625% due 08/31/2029	$(164,437)	$161,100	$161,100
	4.680	12/31/2024	01/02/2025	160,700	U.S. Treasury Notes 4.625% due 04/30/2029	(163,934)	160,700	160,742
BPS	4.580	12/31/2024	01/02/2025	28,400	U.S. Treasury Notes 2.875% due 04/30/2029	(28,943)	28,400	28,407

Total Repurchase Agreements						$(357,314)	$350,200	$350,249

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	127

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$321,842	$0	$0	$0	$321,842	$(328,371)	$(6,529)
BPS	28,407	0	0	0	28,407	(28,943)	(536)

Total Borrowings and Other Financing Transactions	$350,249	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(53) at a weighted average interest rate of 5.020%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2025	14	$(2,879)	$2	$0	$0

Total Futures Contracts				$2	$0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$4,325	$335	$6	$341	$4	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$147	$434	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	93	94	1	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,825	72	11	83	1	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,350	50	14	64	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	68	53	2	0

						$395	$333	$728	$8	$0

Total Swap Agreements						$730	$339	$1,069	$12	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$12	$12	$0	$0	$0	$0

Cash of $1,160 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

128	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	$89,400	$(549)	$3,054	$2,505	$0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	06/20/2025	64,800	(705)	856	151	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	4.435	Maturity	09/22/2025	13,000	(6)	23	17	0

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	03/20/2025	60,825	(382)	1,174	792	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.173	Maturity	06/20/2025	47,850	(386)	712	326	0

Total Swap Agreements								$(2,028)	$5,819	$3,791	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
JPM	$0	$0	$2,673	$2,673	$0	$0	$0	$0	$2,673	$(2,460)	$213
MYC	0	0	1,118	1,118	0	0	0	0	1,118	(920)	198

Total Over the Counter	$0	$0	$3,791	$3,791	$0	$0	$0	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$8	$12

Over the counter
Swap Agreements	$0	$0	$0	$0	$3,791	$3,791

	$0	$4	$0	$0	$3,799	$3,803

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	129

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)	December 31, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(171)	$(171)
Swap Agreements	0	32	0	0	11	43

	$0	$32	$0	$0	$(160)	$(128)

Over the counter
Swap Agreements	$0	$0	$0	$0	$(525)	$(525)

	$0	$32	$0	$0	$(685)	$(653)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16
Swap Agreements	0	5	0	0	186	191

	$0	$5	$0	$0	$202	$207

Over the counter
Swap Agreements	$0	$0	$0	$0	$3,559	$3,559

	$0	$5	$0	$0	$3,761	$3,766

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Loan Participations and Assignments	$970	$752,563	$806	$754,339
Corporate Bonds & Notes
Banking & Finance	0	2,996	0	2,996
Industrials	0	14,353	0	14,353
Utilities	0	424	0	424
Short-Term Instruments
Repurchase Agreements	0	350,200	0	350,200
U.S. Treasury Bills	0	154	0	154

Total Investments	$970	$1,120,690	$806	$1,122,466

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$12	$0	$12
Over the counter	0	3,791	0	3,791

	$0	$3,803	$0	$3,803

Total Financial Derivative Instruments	$0	$3,803	$0	$3,803

Totals	$970	$1,124,493	$806	$1,126,269

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

130	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

MUNICIPAL BONDS & NOTES 94.2%

ALABAMA 5.2%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 08/01/2029	$840	$875

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.970% (MUNIPSA) due 10/01/2052 ~	1,500	1,459

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	680	715

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,142
5.500% due 06/01/2049	1,470	1,554
5.500% due 10/01/2054	2,400	2,601

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,868
5.000% due 10/01/2055	1,800	1,899

Chatom Industrial Development Board, Alabama Revenue Bonds, (AGM Insured), Series 2020
5.000% due 08/01/2025	1,000	1,008

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,101

Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2025	1,000	1,012

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	4,625	4,562

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.000% due 10/01/2031	3,000	3,266

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	725	716

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	2,400	2,526

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	3,300	3,423
5.000% due 11/01/2055	1,000	1,064

		32,791

ARIZONA 1.3%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
3.870% (MUNIPSA) due 01/01/2046 ~	1,125	1,112

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
3.750% due 03/01/2039	1,000	997

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,500	1,531

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	3,000	3,033

Town of Gilbert, Arizona General Obligation Bonds, Series 2022
5.000% due 07/15/2028	1,425	1,529

		8,202

CALIFORNIA 5.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.030% (MUNIPSA) due 04/01/2056 ~	2,000	1,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.070% (MUNIPSA) due 04/01/2056 ~	$1,500	$1,493

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	1,250	1,250

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,652

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	3,000	2,996

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
5.000% due 10/01/2025	2,250	2,289

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.320% (MUNIPSA) due 12/01/2050 ~	1,000	996

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	1,000	1,147

California State General Obligation Bonds, Series 2020
5.000% due 11/01/2027	1,250	1,323

California State General Obligation Bonds, Series 2023
5.000% due 09/01/2025	5,000	5,070

California State Public Works Board Revenue Bonds, Series 2021
5.000% due 11/01/2029	1,500	1,644

California Statewide Communities Development Authority Revenue Bonds, Series 2021
1.462% due 02/01/2028	3,680	3,357

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,800	1,631

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	2,300	2,380

Pasadena Unified School District, California General Obligation Bonds, Series 2021
2.000% due 08/01/2025	2,110	2,092

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	2,500	2,383

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,000	984

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,066

		36,720

COLORADO 2.6%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2049	1,700	1,753

Colorado Health Facilities Authority Revenue Bonds, Series 2020
2.800% due 12/01/2026	275	262

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.170% (MUNIPSA) due 05/15/2061 ~	5,000	4,980
5.000% due 11/01/2026	500	515

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,066

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,500	2,816
5.000% due 11/15/2059	2,200	2,365

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.738% (SOFRRATE) due 09/01/2039 ~	2,900	2,899

		16,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 1.1%

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2025	$1,000	$1,014

Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2027	1,000	1,051
5.000% due 07/01/2029	3,000	3,255

Connecticut State General Obligation Bonds, Series 2022
5.000% due 11/15/2028	1,500	1,613

		6,933

DELAWARE 0.4%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	737
1.250% due 10/01/2045	2,000	1,955

		2,692

DISTRICT OF COLUMBIA 0.7%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2031	3,000	3,365

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2025	1,000	1,010

		4,375

FLORIDA 2.5%

Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2025	3,800	3,807
5.000% due 09/01/2026	1,550	1,577

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	2,982

Lee County, Florida Airport Revenue Bonds, Series 2024
5.000% due 04/01/2033	1,000	1,011

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	2,000	2,015

Orange County, Florida School Board Certificates of Participation Bonds, Series 2024
5.000% due 08/01/2033	4,000	4,482

		15,874

GEORGIA 5.1%

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024
2.990% due 10/01/2042	7,300	7,198

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	3,000	2,602

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2029	1,625	1,739
5.000% due 04/01/2030	1,500	1,627

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	4,350	4,353

Douglas County Housing Authority, Georgia Revenue Bonds, Series 2024
5.000% due 10/01/2028	1,000	1,040

Housing Authority of the City of Waycross, Georgia Revenue Bonds, Series 2024
5.000% due 04/01/2028	1,687	1,743

Lawrenceville Housing Authority, Georgia Revenue Bonds, Series 2024
5.000% due 10/01/2028	1,615	1,681

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	131

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	$1,000	$1,004
5.000% due 12/01/2052	3,000	3,125

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	750	785

Municipal Electric Authority of Georgia Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2025	200	200
5.000% due 01/01/2026	385	392

Municipal Electric Authority of Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2039	1,500	1,500

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2031	1,250	1,369
5.000% due 01/01/2032	1,000	1,107

Warner Robins Housing Authority Resident Council Corp., Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	775	807

		32,272

HAWAII 0.5%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	3,000	3,004

ILLINOIS 5.5%

Chicago Midway International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,547
5.000% due 01/01/2029	2,000	2,146

Chicago, Illinois General Obligation Bonds, Series 2021
5.000% due 01/01/2030	3,000	3,158

Illinois Finance Authority Revenue Bonds, Series 2021
4.320% (MUNIPSA) due 05/01/2042 ~	1,000	989

Illinois Housing Development Authority Revenue Bonds, Series 2024
5.000% due 10/01/2027	2,000	2,052

Illinois State General Obligation Bonds, Series 2020
5.000% due 10/01/2028	3,200	3,391
5.500% due 05/01/2030	7,750	8,269

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2029	3,000	3,195
5.000% due 02/01/2032	2,000	2,196
5.000% due 02/01/2033	3,000	3,320

Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2030	1,000	1,089
5.000% due 01/01/2031	1,250	1,380

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
3.000% due 06/15/2025	1,125	1,121

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.325% due 01/01/2025	1,000	1,000

		34,853

INDIANA 1.5%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	2,500	2,367

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,000	947

Indiana Finance Authority Revenue Bonds, Series 2021
0.650% due 08/01/2025	4,500	4,408

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,115

		9,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 1.2%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	$5,500	$5,515

Kansas Housing Development Finance Authority Revenue Notes, Series 2024
3.010% due 11/01/2027	2,400	2,374

		7,889

KENTUCKY 1.8%

Kentucky Asset Liability Commission Revenue Bonds, Series 2024
5.000% due 09/01/2026	5,000	5,161

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
4.250% due 07/01/2035	1,000	983

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 06/01/2025	2,505	2,507

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	500	502

Kentucky State Property & Building Commission Revenue Bonds, Series 2016
5.000% due 11/01/2028	1,810	1,867

Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2031	500	553

		11,573

LOUISIANA 1.1%

Louisiana Housing Corp. Revenue Bonds, (FHA Insured), Series 2024
5.000% due 04/01/2028	4,200	4,336

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	2,810	2,755

		7,091

MARYLAND 0.7%

Howard County, Maryland General Obligation Bonds, Series 2018
5.000% due 02/15/2027	3,000	3,132

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
5.000% due 07/01/2045	1,500	1,500

		4,632

MASSACHUSETTS 1.4%

Commonwealth of Massachusetts Revenue Bonds, (BAM, NPFGC Insured), Series 2005
5.500% due 01/01/2034	5,000	5,694

Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2023
5.000% due 07/01/2029	1,300	1,423

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.220% (MUNIPSA) due 07/01/2049 ~	1,750	1,745

		8,862

MICHIGAN 1.9%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.853% (TSFR3M) due 07/01/2032 ~	2,000	1,974

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.370% (MUNIPSA) due 04/15/2047 ~	3,000	2,986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	$2,000	$1,846

Michigan Finance Authority Revenue Bonds, Series 2020
2.326% due 06/01/2030	77	75

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2029	900	947
5.000% due 02/28/2030	1,170	1,241

Michigan State Building Authority Revenue Bonds, Series 2020
3.720% due 10/15/2042	1,000	1,000

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	700	769

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2026	1,500	1,558

		12,396

MISSOURI 1.3%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.000% due 05/01/2033	2,650	2,989

Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024
3.050% due 10/01/2045	4,220	4,142

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,119

		8,250

MONTANA 0.3%

Montana Board of Housing Revenue Bonds, Series 2024
5.000% due 09/01/2028	1,800	1,870

MULTI-STATE 0.7%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.550% due 08/25/2040	4,471	4,407

NEBRASKA 0.7%

Douglas County, Nebraska Revenue Bonds, Series 2021
4.150% (MUNIPSA) due 07/01/2035 ~	2,425	2,399

Nebraska Public Power District Revenue Bonds, Series 2023
5.000% due 07/01/2028	1,750	1,849

		4,248

NEVADA 0.7%

Clark County, Nevada General Obligation Bonds, Series 2019
5.000% due 07/01/2031	2,150	2,322

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,000	2,003

		4,325

NEW HAMPSHIRE 0.1%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2026	265	264
4.000% due 01/01/2027	250	249

		513

NEW JERSEY 3.7%

New Jersey Economic Development Authority Revenue Bonds, Series 2023
5.000% due 03/01/2028	2,200	2,325

132	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey State General Obligation Bonds, Series 2020
5.000% due 06/01/2025	$3,000	$3,023
5.000% due 06/01/2028	2,000	2,131

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2024
5.000% due 06/15/2035	5,000	5,661

New Jersey Turnpike Authority Revenue Bonds, Series 2020
5.000% due 01/01/2028	5,000	5,053

Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 01/01/2025	600	600

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2026	4,750	4,845

		23,638

NEW YORK 17.1%

Chappaqua Central School District, New York General Obligation Bonds, Series 2024
4.250% due 07/25/2025	6,000	6,036

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,000	2,021

Guilderland Central School District,New York General Obligation Bonds, Series 2024
4.500% due 07/25/2025	3,000	3,023

Long Island Power Authority, New York Revenue Bonds, Series 2022
4.070% (MUNIPSA) due 09/01/2038 ~	2,000	1,994

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.788% (SOFRRATE) due 11/01/2032 ~	1,500	1,500

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
4.050% due 11/01/2036	3,800	3,800

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.050% due 08/01/2045	10,000	10,000

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.050% due 06/15/2050	15,400	15,400

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
3.850% due 06/15/2050	4,000	4,000

New York City, New York General Obligation Bonds, Series 2012
4.000% due 04/01/2042	6,300	6,300

New York City, New York General Obligation Bonds, Series 2015
3.850% due 06/01/2044	2,000	2,000

New York City, New York General Obligation Bonds, Series 2018
3.850% due 12/01/2047	5,000	5,000

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	1,965	1,932

New York City, New York Industrial Development Agency Revenue Bonds, Series 2007
4.500% due 10/01/2042	17,100	17,100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
4.000% due 06/15/2048	4,700	4,700

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2027	1,250	1,274

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2027	1,250	1,308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2027	$1,700	$1,808

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,715
5.000% due 03/15/2035	4,500	4,603
5.000% due 03/15/2036	1,500	1,533

New York State Urban Development Corp. Revenue Bonds, Series 2015
5.000% due 03/15/2035	5,000	5,048

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 11/15/2029	1,110	1,168

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2032	2,500	2,534

		108,797

NORTH CAROLINA 1.2%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2037	6,000	6,000

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,300	1,427

		7,427

OHIO 2.0%

Franklin County, Ohio Revenue Bonds, Series 2022
4.050% due 11/01/2042	5,600	5,600

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	1,400	1,477

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.500% due 02/01/2026	2,200	2,133

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.000% due 09/01/2030	2,900	2,915

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2034	415	462

Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2029 (b)	500	419

		13,006

OREGON 0.5%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2027 (b)	325	298

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2026	1,000	1,028

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2026	145	148

Oregon State General Obligation Bonds, Series 2023
5.000% due 05/01/2026	1,625	1,670

		3,144

PENNSYLVANIA 2.6%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.320% (MUNIPSA) due 11/15/2047 ~	5,000	4,959

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.720% (MUNIPSA) due 08/15/2038 ~(c)	2,360	2,344

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	$4,500	$4,597

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2020
3.000% due 01/01/2025	1,020	1,020

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 12/01/2031	2,150	2,387

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2026	1,250	1,249

		16,556

PUERTO RICO 0.7%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,759

SOUTH CAROLINA 1.1%

Charleston Educational Excellence Finance Corp., South Carolina Revenue Bonds, Series 2024
5.000% due 12/01/2026	1,000	1,038
5.000% due 12/01/2027	1,000	1,056

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,497

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	1,250	1,264

South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024
3.000% due 04/01/2043	2,200	2,161

		7,016

TENNESSEE 1.5%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2029	1,000	1,080

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045	2,025	2,020
3.250% due 10/01/2046	1,800	1,796

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,250	1,335

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,220	3,406

		9,637

TEXAS 12.9%

Austin Affordable PFC Inc, Texas Revenue Bonds, Series 2024
5.000% due 09/01/2028	1,060	1,100

Austin, Texas Electric Utility Revenue Bonds, Series 2023
5.000% due 11/15/2025	1,200	1,220

Central Texas Regional Mobility Authority Revenue Bonds, Series 2018
5.000% due 01/01/2027	1,100	1,135

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,400	1,488

County of Williamson, Texas General Obligation Bonds, Series 2023
5.000% due 02/15/2025	2,500	2,506

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2023
5.000% due 11/01/2028	2,000	2,143

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	133

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2024
5.000% due 11/01/2028	$1,500	$1,607

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2024
5.000% due 10/01/2028	935	975

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
5.000% due 08/15/2028	2,000	2,034

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2025	1,500	1,519

EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023
4.000% due 12/01/2033	2,500	2,425

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,623

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,575

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	10,090	10,090

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	800	885
5.000% due 07/01/2054	2,000	2,137

Harris County, Texas General Obligation Bonds, Series 2015
5.000% due 10/01/2026	2,920	2,959

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2027	2,250	2,364

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 02/01/2027	2,000	2,081

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,410

North Texas Tollway Authority Revenue Bonds, Series 2023
5.000% due 01/01/2027	2,750	2,854

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
0.700% due 06/01/2050	1,500	1,478

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,249

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,376

San Antonio, Texas General Obligation Bonds, Series 2023
5.000% due 02/01/2025	5,000	5,008

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 10/01/2026	225	232
5.000% due 11/15/2052	1,900	1,938

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	2,500	2,783

Tarrant Regional Water District, Texas Revenue Bonds, Series 2021
1.050% due 09/01/2027	5,000	4,585

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.546% (TSFR3M) due 12/15/2026 ~	1,000	999

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2021
5.000% due 12/15/2026	1,750	1,787

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030	$3,900	$4,315
5.000% due 10/01/2039	3,300	3,703
5.000% due 10/01/2042	500	552

Texas Water Development Board Revenue Bonds, Series 2022
5.000% due 10/15/2025	1,250	1,269

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	1,000	1,006

Waco Educational Finance Corp., Texas Revenue Bonds, Series 2021
4.000% due 03/01/2026	525	530

		81,940

UTAH 0.1%

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2025	450	454

VIRGINIA 1.3%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,710

Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2023
4.250% due 03/01/2026	1,500	1,502

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,300	1,305

Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
0.750% due 10/01/2040	3,800	3,689

		8,206

WASHINGTON 2.8%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
3.820% (MUNIPSA) due 11/01/2045 ~	4,500	4,463

Energy Northwest, Washington Revenue Bonds, Series 2024
5.000% due 07/01/2027	5,000	5,249

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021
3.870% (MUNIPSA) due 05/01/2045 ~	3,000	2,953

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	3,000	3,048

Washington State General Obligation Bonds, Series 2022
4.000% due 07/01/2026	1,000	1,017

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	1,337	1,195

		17,925

WEST VIRGINIA 1.3%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	3,000	2,964

West Virginia Housing Development Fund Revenue Notes, Series 2024
5.000% due 12/01/2027	4,954	5,078

		8,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.3%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2026	$305	$305

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,487

Wisconsin Department of Transportation Revenue Bonds, Series 2023
5.000% due 07/01/2025	750	758

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
3.800% (MUNIPSA) due 08/15/2054 ~	2,500	2,468

Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024
5.000% due 08/01/2058	2,000	2,045

		8,063

Total Municipal Bonds & Notes (Cost $599,549)		598,875

SHORT-TERM INSTRUMENTS 4.9%

U.S. TREASURY BILLS 2.6%
4.408% due 01/21/2025 - 03/27/2025 (a)(b)	16,600	16,514

MUNICIPAL BONDS & NOTES 2.3%

Comal Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024
5.000% due 02/15/2025	800	802

Houston, Texas Revenue Notes, Series 2024
5.000% due 06/30/2025	2,100	2,119

Los Angeles, California Revenue Notes, Series 2024
5.000% due 06/26/2025	5,800	5,858

Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024
5.000% due 02/15/2025	3,200	3,206

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024
4.000% due 10/29/2025	2,200	2,214

Total Municipal Bonds & Notes (Cost $14,191)		14,199

Total Short-Term Instruments (Cost $30,704)		30,713

Total Investments in Securities (Cost $630,253)		629,588

Total Investments 99.1% (Cost $630,253)		$629,588

Other Assets and Liabilities, net 0.9%		6,016

Net Assets 100.0%		$635,604

134	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.720%	08/15/2038	09/14/2021	$ 2,398	$2,344	0.37%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$32,791	$0	$32,791
Arizona	0	8,202	0	8,202
California	0	36,720	0	36,720
Colorado	0	16,656	0	16,656
Connecticut	0	6,933	0	6,933
Delaware	0	2,692	0	2,692
District of Columbia	0	4,375	0	4,375
Florida	0	15,874	0	15,874
Georgia	0	32,272	0	32,272
Hawaii	0	3,004	0	3,004
Illinois	0	34,853	0	34,853
Indiana	0	9,837	0	9,837
Kansas	0	7,889	0	7,889
Kentucky	0	11,573	0	11,573
Louisiana	0	7,091	0	7,091
Maryland	0	4,632	0	4,632
Massachusetts	0	8,862	0	8,862
Michigan	0	12,396	0	12,396
Missouri	0	8,250	0	8,250
Montana	0	1,870	0	1,870
Multi-State	0	4,407	0	4,407

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Nebraska	$0	$4,248	$0	$4,248
Nevada	0	4,325	0	4,325
New Hampshire	0	513	0	513
New Jersey	0	23,638	0	23,638
New York	0	108,797	0	108,797
North Carolina	0	7,427	0	7,427
Ohio	0	13,006	0	13,006
Oregon	0	3,144	0	3,144
Pennsylvania	0	16,556	0	16,556
Puerto Rico	0	4,759	0	4,759
South Carolina	0	7,016	0	7,016
Tennessee	0	9,637	0	9,637
Texas	0	81,940	0	81,940
Utah	0	454	0	454
Virginia	0	8,206	0	8,206
Washington	0	17,925	0	17,925
West Virginia	0	8,042	0	8,042
Wisconsin	0	8,063	0	8,063
Short-Term Instruments
U.S. Treasury Bills	0	16,514	0	16,514
Municipal Bonds & Notes	0	14,199	0	14,199

Total Investments	$0	$629,588	$0	$629,588

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	135

Schedule of Investments	PIMCO Ultra Short Government Active Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4%

SHORT-TERM INSTRUMENTS 100.4%

U.S. TREASURY BILLS 100.4%
4.413% due 01/14/2025 - 06/12/2025 (a)(b)	$628,618	$622,627

Total Short-Term Instruments (Cost $622,516)		622,627

Total Investments in Securities (Cost $622,516)		622,627

Total Investments 100.4% (Cost $622,516)		$622,627

Other Assets and Liabilities, net (0.4)%		(2,522)

Net Assets 100.0%		$620,105

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$622,627	$0	$622,627

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

136	PIMCO ETF TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	December 31, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.5%

CORPORATE BONDS & NOTES 49.3%

BANKING & FINANCE 34.7%

ABN AMRO Bank NV
5.449% (SOFRINDX + 1.000%) due 12/03/2028 ~		$3,000	$3,003

AerCap Ireland Capital DAC
3.500% due 01/15/2025		2,000	1,999

American Honda Finance Corp.
5.324% due 01/10/2025 •		800	800

American Tower Corp.
1.300% due 09/15/2025		1,300	1,270
2.950% due 01/15/2025		2,000	1,999

Athene Global Funding
2.500% due 01/14/2025		902	901
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~		2,300	2,307

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,500	1,495

Banco Santander SA
5.777% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,005

Bank of America Corp.
5.586% (US0003M + 0.770%) due 02/05/2026 ~		1,000	1,001
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		500	501

Bank of Nova Scotia
4.998% (SOFRINDX + 0.545%) due 03/02/2026 ~		1,545	1,546
5.296% (BBSW3M + 0.900%) due 10/27/2025 ~	AUD	2,900	1,802

Bank of Queensland Ltd.
5.497% (BBSW3M + 1.070%) due 05/14/2025 ~		4,000	2,482

Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025		$100	100
4.948% (SOFRINDX + 0.410%) due 02/04/2025 ~		1,500	1,500

Barclays PLC
2.852% due 05/07/2026 •		1,700	1,687
3.650% due 03/16/2025		1,000	997

BNP Paribas SA
3.375% due 01/09/2025		2,100	2,099

BPCE SA
5.202% due 09/29/2025	AUD	2,100	1,303
6.026% (BBSW3M + 1.600%) due 06/05/2025 ~		1,500	932

Citigroup, Inc.
5.272% (SOFRRATE + 0.694%) due 01/25/2026 ~		$500	500
5.822% (US0003M + 1.250%) due 07/01/2026 ~		2,700	2,714

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,421
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,300	1,303

Corebridge Financial, Inc.
3.500% due 04/04/2025		3,000	2,990

Danske Bank AS
6.466% due 01/09/2026 •		3,000	3,001

DBS Group Holdings Ltd.
5.109% (SOFRRATE + 0.610%) due 09/12/2025 ~		1,000	1,003

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	199
3.375% due 11/13/2025		2,000	1,970
7.385% (SOFRRATE + 2.950%) due 03/06/2026 ~		800	816

General Motors Financial Co., Inc.
4.000% due 01/15/2025		500	500
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~		800	802

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
4.292% due 09/12/2026 •		$3,000	$2,988
6.075% (SOFRRATE + 1.570%) due 08/14/2027 ~		500	507

ING Bank Australia Ltd.
5.420% (BBSW3M + 0.980%) due 12/08/2025 ~	AUD	1,200	747

ING Groep NV
3.869% due 03/28/2026 •		$600	598
5.409% due 04/01/2027 •		500	502
6.038% due 03/28/2026 •		2,000	2,006

John Deere Capital Corp.
5.028% (SOFRRATE + 0.570%) due 03/03/2026 ~		45	45

JPMorgan Chase & Co.
5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~		700	701

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,300	3,289
5.840% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	310

Metropolitan Life Global Funding
4.936% due 12/01/2025 •		5,000	3,092

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		$500	501

Mizuho Bank Ltd.
5.275% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	2,000	1,243
5.303% (BBSW3M + 0.880%) due 08/22/2025 ~		1,000	621
5.310% (BBSW3M + 0.850%) due 09/14/2026 ~		300	187

Mizuho Financial Group, Inc.
2.226% due 05/25/2026 •		$1,320	1,306

Morgan Stanley
2.188% due 04/28/2026 •		3,000	2,974

Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~		1,000	1,001

MUFG Bank Ltd.
5.296% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	1,000	622

National Bank of Canada
5.298% due 03/25/2027 •		$1,708	1,713

NatWest Markets PLC
3.479% due 03/22/2025		2,000	1,993
5.290% due 09/29/2026 ~		800	802

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,500	1,411
2.000% due 03/09/2026		273	262

Nomura Holdings, Inc.
1.851% due 07/16/2025		2,550	2,508
2.648% due 01/16/2025		400	400
5.099% due 07/03/2025		300	300

Nykredit Realkredit AS
2.000% due 01/01/2025	DKK	14,550	2,021
3.745% (CITF06M + 0.320%) due 01/01/2025 ~		12,165	1,690

PNC Bank NA
4.775% due 01/15/2027 •		$3,400	3,402

Realkredit Danmark AS
1.000% due 01/01/2025	DKK	2,350	326

Shinhan Bank Co. Ltd.
6.376% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	1,500	940

Skandinaviska Enskilda Banken AB
5.393% (SOFRRATE + 0.960%) due 06/09/2025 ~		$1,500	1,505

Standard Chartered Bank
4.853% due 12/03/2027		500	501

Standard Chartered PLC
2.819% due 01/30/2026 •		500	499
3.971% due 03/30/2026 •		1,125	1,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.656% (SOFRRATE + 1.170%) due 05/14/2028 ~		$1,000	$1,007

Sumitomo Mitsui Financial Group, Inc.
5.969% (SOFRRATE + 1.300%) due 07/13/2026 ~		3,500	3,548

Sumitomo Mitsui Trust Bank Ltd.
5.642% (SOFRRATE + 1.150%) due 09/14/2026 ~		300	303
5.678% due 09/14/2026 ~		600	606

Svenska Handelsbanken AB
5.115% (SOFRRATE + 0.660%) due 05/28/2027 ~		2,500	2,512
5.348% (SOFRRATE + 0.910%) due 06/10/2025 ~		250	251

Swedbank AB
5.337% due 09/20/2027		2,500	2,524

Toyota Motor Credit Corp.
5.281% (SOFRRATE + 0.770%) due 08/07/2026 ~		2,000	2,013

UBS AG
1.200% due 07/30/2025	AUD	1,000	607
4.918% (BBSW3M + 0.500%) due 02/26/2026 ~		700	433
5.717% (BBSW3M + 1.300%) due 05/12/2026 ~		3,500	2,188

UBS Group AG
3.750% due 03/26/2025		$500	499

Wells Fargo & Co.
2.188% due 04/30/2026 •		400	396
3.908% due 04/25/2026 •		3,100	3,091

			113,560

INDUSTRIALS 12.3%

Amgen, Inc.
5.250% due 03/02/2025		1,500	1,501

Arrow Electronics, Inc.
4.000% due 04/01/2025		900	898

Bayer U.S. Finance LLC
4.250% due 12/15/2025		3,300	3,279

Berry Global, Inc.
1.570% due 01/15/2026		2,500	2,414
4.875% due 07/15/2026		466	464

BMW U.S. Capital LLC
5.294% (SOFRINDX + 0.800%) due 08/13/2026 ~		1,500	1,506

Carrier Global Corp.
2.242% due 02/15/2025		2,000	1,992

DAE Funding LLC
2.625% due 03/20/2025		3,000	2,978

Energy Transfer LP
5.950% due 12/01/2025		2,885	2,906

Expedia Group, Inc.
6.250% due 05/01/2025		437	437

Fidelity National Information Services, Inc.
4.500% due 07/15/2025		1,000	998

Flex Ltd.
4.750% due 06/15/2025		1,500	1,498

Harley-Davidson Financial Services, Inc.
3.500% due 07/28/2025		2,500	2,476

HCA, Inc.
5.250% due 04/15/2025		500	501
5.375% due 02/01/2025		2,200	2,200
7.690% due 06/15/2025		500	506

Hyundai Capital America
5.859% (SOFRRATE + 1.320%) due 11/03/2025 ~		197	198
6.250% due 11/03/2025		1,500	1,515

Illumina, Inc.
5.800% due 12/12/2025		1,000	1,008

Kraton Corp.
5.000% due 07/15/2027		3,000	3,013

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	137

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	$500	$493

NXP BV
2.700% due 05/01/2025	1,481	1,471

Rolls-Royce PLC
3.625% due 10/14/2025	1,526	1,502

T-Mobile USA, Inc.
3.500% due 04/15/2025	800	796

Volkswagen Group of America Finance LLC
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~	1,300	1,300
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~	1,500	1,503

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	900	893

		40,246

UTILITIES 2.3%

Electricite de France SA
3.625% due 10/13/2025	1,700	1,684

Enel Finance International NV
7.050% due 10/14/2025	1,000	1,017

Georgia Power Co.
5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	1,400	1,403

KT Corp.
4.000% due 08/08/2025	1,000	994

NextEra Energy Capital Holdings, Inc.
5.325% (SOFRINDX + 0.760%) due 01/29/2026 ~	2,000	2,011
6.051% due 03/01/2025	500	501

		7,610

Total Corporate Bonds & Notes (Cost $161,915)		161,416

U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
5.700% due 01/25/2055 •	1,300	1,295
5.732% due 06/25/2054 •	1,300	1,297
5.800% due 01/25/2055 •	900	899

Freddie Mac
5.719% due 12/25/2054 •	1,273	1,277
5.748% due 01/25/2055 •	2,800	2,807
5.800% due 01/25/2055 •	400	401
5.819% due 05/25/2054 •	1,146	1,155

Ginnie Mae
4.710% due 04/20/2069 •	176	176
5.365% due 11/20/2074 •	995	999
5.555% due 10/20/2073 •	966	980

Total U.S. Government Agencies (Cost $11,254)		11,286

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

OBX Trust
5.988% due 01/25/2064 þ	1,221	1,228

Total Non-Agency Mortgage-Backed Securities (Cost $1,220)		1,228

ASSET-BACKED SECURITIES 11.5%

AUTOMOBILE ABS OTHER 0.5%

CarMax Auto Owner Trust
5.198% due 11/16/2026 •	643	643

Citizens Auto Receivables Trust
5.328% due 10/15/2026 •	266	266
5.548% due 07/15/2026 •	144	144

Ford Credit Auto Lease Trust
5.188% due 02/15/2026 •	124	123

SFS Auto Receivables Securitization Trust
5.405% due 03/22/2027 •	109	109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Auto Receivables Owner Trust
4.998% (SOFR30A + 0.400%) due 08/17/2026 ~		$325	$325

World Omni Automobile Lease Securitization Trust
5.358% due 11/17/2025 •		1	1

			1,611

AUTOMOBILE SEQUENTIAL 1.8%

Bank of America Auto Trust
5.830% due 05/15/2026		180	180

CarMax Auto Owner Trust
5.300% due 03/15/2027		1,257	1,260

Citizens Auto Receivables Trust
5.840% due 01/18/2028		2,000	2,022

Honda Auto Receivables Owner Trust
5.870% due 06/22/2026		1,010	1,014

SCCU Auto Receivables Trust
5.850% due 05/17/2027		229	230

USAA Auto Owner Trust
5.250% due 03/15/2027		1,000	1,004

			5,710

CREDIT CARD BULLET 1.7%

American Express Credit Account Master Trust
5.230% due 09/15/2028		2,000	2,027

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027		2,000	2,014

Master Credit Card Trust
5.450% due 01/21/2027 •		1,600	1,604

			5,645

CREDIT CARD OTHER 0.6%

Trillium Credit Card Trust
5.232% due 08/26/2028 •		2,000	2,006

OTHER ABS 6.9%

522 Funding CLO Ltd.
5.758% due 10/23/2034 •		1,200	1,202

Albacore Euro CLO Ltd.
4.174% due 07/15/2035 •	EUR	1,000	1,035

Allegro CLO Ltd.
5.867% due 01/19/2033 •		$1,000	1,001

American Money Management Corp. CLO Ltd.
5.760% due 01/20/2035 •		800	800

Ares CLO Ltd.
5.703% due 10/28/2034 •		1,200	1,204

Atlantic Avenue Ltd.
5.576% due 01/20/2035 •		1,200	1,200

Bain Capital Credit CLO Ltd.
5.857% due 07/19/2034 •		1,200	1,203

Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		900	900

CarVal CLO Ltd.
5.877% due 07/16/2031 •		956	959

CQS U.S. CLO Ltd.
5.817% due 01/20/2035 •		200	200

Cumulus Static CLO DAC
4.223% due 11/15/2033 •	EUR	687	714

Jamestown CLO Ltd.
5.583% due 07/25/2034 •		$600	600
5.896% due 07/25/2035 •		400	401

Kubota Credit Owner Trust
5.610% due 07/15/2026		908	911

LCM Loan Income Fund Ltd.
5.909% due 04/20/2031 •		498	498

MMAF Equipment Finance LLC
5.790% due 11/13/2026		567	570

Mountain View CLO Ltd.
6.116% due 04/15/2034 •		1,000	1,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nassau Ltd.
6.168% due 01/15/2030 •		$35	$35

Neuberger Berman CLO Ltd.
5.909% due 01/28/2030 •		565	567

Northwoods Capital Ltd.
5.549% due 06/15/2031 •		1,321	1,323

OZLM Ltd.
5.767% due 07/20/2030 •		609	610

Palmer Square European Loan Funding DAC
4.164% due 01/15/2033 •	EUR	996	1,035

Rad CLO Ltd.
5.856% due 04/25/2032 •		$422	422

Regatta Funding Ltd.
5.856% due 01/15/2033 •		1,500	1,505

Trinitas CLO Ltd.
5.466% due 10/20/2033 •		300	300

Trysail CLO Ltd.
7.267% due 10/20/2033 •		500	500

Verizon Master Trust
5.285% due 09/08/2028 •		2,000	2,006

			22,705

Total Asset-Backed Securities (Cost $37,708)			37,677

SOVEREIGN ISSUES 4.7%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	28,900	4,541
0.000% due 07/01/2025 (c)		14,300	2,172
0.000% due 10/01/2025 (c)		5,600	817

CPPIB Capital, Inc.
5.685% (SOFRRATE + 1.250%) due 03/11/2026 ~		$1,450	1,467
5.965% (SOFRINDX + 1.250%) due 04/04/2025 ~		1,000	1,003

Israel Government International Bond
1.750% due 08/31/2025	ILS	10,700	2,898

Mexico Government International Bond
4.000% due 08/24/2034 (e)	MXN	12,598	537

PSP Capital, Inc.
4.698% (SOFRINDX + 0.240%) due 03/03/2025 ~		$2,100	2,100

Total Sovereign Issues (Cost $16,411)			15,535

		OUNCES
COMMODITIES 18.2%

Gold Warehouse Receipts (a)		1,478	3,886

Gold Warehouse Receipts		13,305	34,860

Platinum Warehouse Receipts (a)		9,348	8,357

Silver Warehouse Receipts		433,600	12,504

Total Commodities (Cost $54,517)			59,607

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.9%

COMMERCIAL PAPER 3.7%

Constellation Brands, Inc.
4.950% due 01/08/2025		$1,750	1,748

Crown Castle, Inc.
4.990% due 01/16/2025		3,300	3,293

CVS Health Corp.
5.250% due 01/31/2025		1,800	1,793

Dell International LLC
4.700% due 01/10/2025		4,100	4,095

Hyundai Capital America
4.720% due 01/09/2025		800	799

Volkswagen Financial Services
4.720% due 01/28/2025		500	498

			12,226

138	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 1.7%
			$5,700

CANADA TREASURY BILLS 2.6%
3.221% due 01/03/2025 (c)(d)	CAD	12,000	8,346

U.S. TREASURY BILLS 0.9%
4.486% due 01/09/2025 - 03/20/2025 (b)(c)(j)		$2,822	2,816

Total Short-Term Instruments (Cost $29,178)			29,088

Total Investments in Securities (Cost $312,203)			315,837

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.1%

MUTUAL FUNDS (f) 5.1%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	165,648	$16,621

Total Mutual Funds (Cost $16,579)		16,621

Total Investments in Affiliates (Cost $16,579)		16,621

Total Investments 101.6% (Cost $328,782)		$332,458

Financial Derivative Instruments (h)(i) 0.7% (Cost or Premiums, net $96)		2,259

Other Assets and Liabilities, net (2.3)%		(7,458)

Net Assets 100.0%		$327,259

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.100%	12/31/2024	01/02/2025	$5,700	U.S. Treasury Notes 4.875% due 04/30/2026	$(5,815)	$5,700	$5,701

Total Repurchase Agreements						$(5,815)	$5,700	$5,701

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$5,701	$0	$0	$0	$5,701	$(5,815)	$(114)

Total Borrowings and Other Financing Transactions	$5,701	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	139

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - NYMEX Crude Oil June 2025 Futures	$60.000	05/15/2025	67	$	67	$190	$110

Total Purchased Options						$190	$110

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Call - NYMEX Crude Oil June 2025 Futures	$75.000	05/15/2025	67	$	67	$(172)	$(192)

Total Written Options						$(172)	$(192)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum January Futures	01/2025	207	$	13,126	$(250)	$0	$0
Aluminum July Futures	07/2025	149		9,536	(95)	4	(91)
Aluminum March Futures	03/2025	113		7,218	(77)	0	0
Aluminum May Futures	05/2025	165		10,539	(405)	0	0
Arabica Coffee July Futures	07/2025	124		14,343	(117)	0	(128)
Australia Government 3-Year Bond March Futures	03/2025	133		8,739	(21)	19	(14)
Brent Crude September Futures	07/2025	411		29,851	439	210	(1)
California Carbon Allowance December Futures	12/2025	428		15,541	(396)	34	0
Cocoa July Futures	07/2025	26		2,709	79	55	0
Cocoa May Futures	05/2025	18		1,963	1,002	217	0
Copper March Futures	03/2025	40		7,336	(464)	0	(344)
Copper May Futures	05/2025	4		881	(21)	0	(21)
Corn July Futures	07/2025	545		12,773	282	125	(1)
Cotton No. 2 March Futures	03/2025	32		1,094	(87)	0	(1)
European Climate Exchange March Futures	03/2025	38		2,817	239	58	0
Gas Oil June Futures	06/2025	90		6,084	96	27	0
Gold 100 oz. April Futures	04/2025	22		5,865	53	0	0
Gold 100 oz. January Futures	01/2025	30		7,888	(314)	69	0
Gold 100 oz. June Futures	06/2025	10		2,692	6	25	0
Hard Red Winter Wheat March Futures	03/2025	156		4,362	(304)	27	0
Iron Ore March Futures	03/2025	549		5,493	(67)	15	(1)
Lean Hogs June Futures	06/2025	53		2,103	16	0	(11)
Live Cattle April Futures	04/2025	63		4,896	61	27	0
Live Cattle June Futures	06/2025	99		7,509	247	34	0
Natural Gas April Futures	03/2025	23		706	22	0	(33)
Natural Gas July Futures	06/2025	118		4,156	124	0	(84)
Natural Gas March Futures	02/2025	177		5,483	514	0	(310)
New York Harbor June Futures	05/2025	101		9,459	117	57	0
New York Harbor March Futures	02/2025	13		1,253	37	8	0
Nickel January Futures	01/2025	121		10,992	(1,668)	0	0
Nickel March Futures	03/2025	126		11,569	(1,175)	0	(138)
Nickel May Futures	05/2025	93		8,629	(1,027)	0	0
RBOB Gasoline June Futures	05/2025	246		22,856	467	230	0
Silver July Futures	07/2025	8		1,194	(54)	0	(5)
Silver March Futures	03/2025	70		10,235	(592)	0	(59)
Soybean March Futures	03/2025	181		9,145	(14)	170	0
Soybean Meal March Futures	03/2025	244		7,732	472	124	0
Sugar No. 11 July Futures	06/2025	680		13,328	(630)	19	(1)
Sugar No. 11 March Futures	02/2025	98		2,114	(380)	14	0
U.S. Treasury 2-Year Note March Futures	03/2025	47		9,664	(5)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2025	116		12,331	(86)	0	(11)
WTI Crude June Futures	05/2025	270		18,946	420	181	0
Zinc January Futures	01/2025	98		7,253	(184)	0	0
Zinc July Futures	07/2025	113		8,451	(199)	0	(192)
Zinc March Futures	03/2025	181		13,486	(76)	0	0
Zinc May Futures	05/2025	134		10,002	(374)	0	0

					$(4,389)	$1,749	$(1,447)

140	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum January Futures	01/2025	207	$	(13,126)	$(465)	$0	$0
Aluminum July Futures	07/2025	5		(320)	(1)	0	0
Aluminum March Futures	03/2025	113		(7,218)	191	0	0
Aluminum May Futures	05/2025	165		(10,539)	138	0	0
Cocoa May Futures	05/2025	18		(1,987)	(631)	0	(39)
Copper March Futures	03/2025	8		(1,751)	36	0	0
Copper May Futures	05/2025	9		(913)	37	15	0
Gas Oil March Futures	03/2025	17		(1,170)	(26)	0	(6)
Gold 100 oz. February Futures	02/2025	28		(7,395)	(64)	0	0
Nickel January Futures	01/2025	121		(10,992)	1,300	0	0
Nickel March Futures	03/2025	93		(8,539)	985	0	0
Nickel May Futures	05/2025	93		(8,629)	509	0	0
Platinum April Futures	04/2025	99		(4,507)	91	46	0
Platinum February Futures	02/2025	87		(3,922)	187	33	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	30		(3,567)	107	13	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	45		(5,009)	67	11	0
Wheat March Futures	03/2025	156		(4,302)	344	0	(26)
Zinc January Futures	01/2025	98		(7,253)	(109)	0	0
Zinc July Futures	07/2025	3		(224)	0	0	0
Zinc March Futures	03/2025	181		(13,486)	308	0	0
Zinc May Futures	05/2025	134		(10,002)	210	0	0

					$3,214	$118	$(71)

Total Futures Contracts					$(1,175)	$1,867	$(1,518)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	15,800	$137	$(239)	$(102)	$43	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	19,100	(59)	312	253	10	0

Total Swap Agreements							$78	$73	$151	$53	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(1)		Total	Market Value	Variation Margin Liability(1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$110	$2,208	$53	$2,371	$(192)	$(1,858)	$0	$(2,050)

Cash of $18,524 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Unsettled variation margin asset of $341 and liability of $(340) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
BOA	01/2025	GBP	146	$186	$3	$0
	03/2025	MXN	3,712	181	5	0
	04/2025	BRL	15,000	2,717	324	0

BPS	01/2025	AUD	5,399	3,501	160	0
	01/2025	BRL	2,049	331	0	(1)
	01/2025	EUR	430	453	8	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	141

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025		$364	BRL	2,049	$0	$(33)
	01/2025		276	EUR	265	0	(1)
	01/2025		133	GBP	105	0	(1)
	09/2025	ILS	10,635		$2,906	0	(40)
	10/2025	BRL	800		131	10	0

BRC	01/2025	AUD	3,987		2,571	103	0
	01/2025	EUR	207		218	3	0
	01/2025	GBP	301		379	2	0
	01/2025		$80	EUR	76	0	(1)
	01/2025		279	GBP	220	0	(4)
	03/2025	MXN	2,959		$144	4	0
	03/2025		$39	ILS	140	0	(1)

CBK	01/2025	AUD	982		$623	15	0
	01/2025	CAD	12,000		8,472	123	0
	01/2025	GBP	429		545	8	0
	01/2025		$119	GBP	93	0	(2)
	02/2025	BRL	2,266		$392	28	0
	03/2025	MXN	4,525		221	7	0

FAR	01/2025	AUD	15,310		9,935	459	0
	01/2025	BRL	2,056		334	1	0
	01/2025		$332	BRL	2,056	1	0
	02/2025		334		2,067	0	(2)

GLM	04/2025	BRL	13,700		$2,459	274	0
	07/2025		14,300		2,389	165	0
	10/2025		4,500		738	55	0

JPM	04/2025		200		36	4	0

MBC	01/2025	AUD	1,681		1,050	10	0
	01/2025	CHF	671		765	25	0
	01/2025	EUR	2,373		2,500	41	0
	03/2025		$13	ILS	45	0	0

MYI	01/2025	GBP	56		$70	0	0
	01/2025		$203	GBP	162	0	0
	10/2025	BRL	300		$49	3	0

RYL	01/2025	AUD	1,207		773	26	0
	01/2025	DKK	29,100		4,265	223	0

SCX	01/2025		$2,014	GBP	1,587	0	(28)

Total Forward Foreign Currency Contracts						$2,090	$(114)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	PIMCODB Index(3)	22,397	0.000%	Monthly	02/18/2025	$4,427	$0	$(22)	$0	$(22)

GST	Receive	PIMCODB Index(4)	58,549	0.000%	Monthly	02/18/2025	6,016	0	(29)	0	(29)

JPM	Receive	JMABNIC5 Index(5)	29,696	0.000%	Monthly	02/18/2025	5,215	0	13	13	0

Total Swap Agreements								$0	$(38)	$13	$(51)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$332	$0	$0	$332	$0	$0	$0	$0	$332	$(260)	$72
BPS	178	0	0	178	(76)	0	0	(76)	102	0	102
BRC	112	0	0	112	(6)	0	0	(6)	106	0	106
CBK	181	0	0	181	(2)	0	0	(2)	179	0	179
CIB	0	0	0	0	0	0	(22)	(22)	(22)	0	(22)

142	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$461	$0	$0	$461	$(2)	$0	$0	$(2)	$459	$0	$459
GLM	494	0	0	494	0	0	0	0	494	(500)	(6)
GST	0	0	0	0	0	0	(29)	(29)	(29)	61	32
JPM	4	0	13	17	0	0	0	0	17	0	17
MBC	76	0	0	76	0	0	0	0	76	0	76
MYI	3	0	0	3	0	0	0	0	3	0	3
RYL	249	0	0	249	0	0	0	0	249	0	249
SCX	0	0	0	0	(28)	0	0	(28)	(28)	0	(28)

Total Over the Counter	$2,090	$0	$13	$2,103	$(114)	$0	$(51)	$(165)

(j)

Securities with an aggregate market value of $61 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	4.1%	$180
Arabica Coffee May 2025 Futures	6.4	281
Brent Crude July 2025 Futures	7.1	315
Cocoa May 2025 Futures	1.2	53
Corn May 2025 Futures	5.7	252
Gas Oil May 2025 Futures	3.0	131
Gold 100 oz. February 2025 Futures	17.1	759
Gold 100 oz. June 2025 Futures	1.2	55
Lean Hogs June 2025 Futures	0.9	41
Live Cattle June 2025 Futures	3.3	146
New York Harbor ULSD May 2025 Futures	1.4	62
NYMEX — Natural Gas May 2025 Futures	1.4	63
RBOB Gasoline May 2025 Futures	8.5	375
Silver March 2025 Futures	5.0	222
Silver May 2025 Futures	0.6	25
Sugar No. 11 May 2025 Futures	5.9	260
WTI Crude May 2025 Futures	8.3	369
Zinc May 2025 Futures	3.6	161

Total Long Futures Contracts		$3,750

Cash	15.3%	$677

Total Notional Amount		$4,427

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(4)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2025 Futures	4.0%	$243
Arabica Coffee May 2025 Futures	6.3	380
Brent Crude June 2025 Futures	7.1	429
Cocoa May 2025 Futures	1.3	81
Corn May 2025 Futures	5.7	340
Gas Oil May 2025 Futures	3.0	180
Gold 100 oz. February 2025 Futures	17.0	1,021
Gold 100 oz. June 2025 Futures	1.2	74
Lean Hogs June 2025 Futures	0.9	54
Live Cattle June 2025 Futures	3.3	197
New York Harbor ULSD May 2025 Futures	1.4	85
NYMEX — Natural Gas May 2025 Futures	1.5	91
RBOB Gasoline May 2025 Futures	8.5	511
Silver March 2025 Futures	4.9	294
Silver May 2025 Futures	0.6	33
Sugar No. 11 May 2025 Futures	5.8	350

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	143

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
WTI Crude May 2025 Futures	8.4%	$502
Zinc May 2025 Futures	3.6	217

Total Long Futures Contracts		$5,082

Cash	15.5%	$934

Total Notional Amount		$6,016

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(5)	The following table represents the individual positions within the total return swap as of December 31, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude June 2025 Futures	17.8%	$926
Cotton No. 02 March 2025 Futures	1.5	76
Gas Oil May 2025 Futures	2.8	144
Gold 100 oz. February 2025 Futures	20.1	1,048
Live Cattle February 2025 Futures	6.6	343
LME — Copper February 2025 Futures	7.4	387
New York Harbor ULSD May 2025 Futures	4.2	222
Nickel February 2025 Futures	4.0	209
RBOB Gasoline May 2025 Futures	4.4	232
Silver March 2025 Futures	6.1	318
Soybean Meal March 2025 Futures	10.2	534
Soybeans March 2025 Futures	12.1	631
Sugar No. 11 March 2025 Futures	2.8	145

Total Long Futures Contracts		$5,215

Total Notional Amount		$5,215

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$110	$0	$0	$0	$0	$110
Futures	2,160	0	0	0	48	2,208
Swap Agreements	0	0	0	0	53	53

	$2,270	$0	$0	$0	$101	$2,371

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,090	$0	$2,090
Swap Agreements	13	0	0	0	0	13

	$13	$0	$0	$2,090	$0	$2,103

	$2,283	$0	$0	$2,090	$101	$4,474

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$192	$0	$0	$0	$0	$192
Futures	1,832	0	0	0	26	1,858

	$2,024	$0	$0	$0	$26	$2,050

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$114	$0	$114
Swap Agreements	51	0	0	0	0	51

	$51	$0	$0	$114	$0	$165

	$2,075	$0	$0	$114	$26	$2,215

144	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended December 31, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(55)	$0	$0	$0	$0	$(55)
Written Options	(580)	0	0	0	0	(580)
Futures	(12,727)	0	0	0	(171)	(12,898)
Swap Agreements	0	0	0	0	38	38

	$(13,362)	$0	$0	$0	$(133)	$(13,495)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$466	$0	$466
Swap Agreements	(522)	0	0	0	0	(522)

	$(522)	$0	$0	$466	$0	$(56)

	$(13,884)	$0	$0	$466	$(133)	$(13,551)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(73)	$0	$0	$0	$0	$(73)
Written Options	134	0	0	0	0	134
Futures	2,814	0	0	0	130	2,944
Swap Agreements	0	0	0	0	73	73

	$2,875	$0	$0	$0	$203	$3,078

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,488	$0	$1,488
Swap Agreements	(98)	0	0	0	0	(98)

	$(98)	$0	$0	$1,488	$0	$1,390

	$2,777	$0	$0	$1,488	$203	$4,468

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$113,560	$0	$113,560
Industrials	0	40,246	0	40,246
Utilities	0	7,610	0	7,610
U.S. Government Agencies	0	11,286	0	11,286
Non-Agency Mortgage-Backed Securities	0	1,228	0	1,228
Asset-Backed Securities
Automobile ABS Other	0	1,611	0	1,611
Automobile Sequential	0	5,710	0	5,710
Credit Card Bullet	0	5,645	0	5,645
Credit Card Other	0	2,006	0	2,006
Other ABS	0	22,705	0	22,705
Sovereign Issues	0	15,535	0	15,535
Commodities	0	59,607	0	59,607
Short-Term Instruments
Commercial Paper	0	12,226	0	12,226
Repurchase Agreements	0	5,700	0	5,700
Canada Treasury Bills	0	8,346	0	8,346
U.S. Treasury Bills	0	2,816	0	2,816

	$0	$315,837	$0	$315,837

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024
Investments in Affiliates, at Value
Mutual Funds	$16,621	$0	$0	$16,621

Total Investments	$16,621	$315,837	$0	$332,458

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,953	77	0	2,030
Over the counter	0	2,103	0	2,103

	$1,953	$2,180	$0	$4,133

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,698)	(12)	0	(1,710)
Over the counter	0	(165)	0	(165)

	$(1,698)	$(177)	$0	$(1,875)

Total Financial Derivative Instruments	$255	$2,003	$0	$2,258

Totals	$16,876	$317,840	$0	$334,716

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	145

Notes to Financial Statements

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

The PIMCO Commodity Strategy Active Exchange-Traded Fund has established a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 16, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant“). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on

146	PIMCO ETF TRUST

December 31, 2024	(Unaudited)

certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The

Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Active Bond Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Multisector Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Senior Loan Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Ultra Short Government Active Exchange-Traded Fund	Monthly	Monthly

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Quarterly	Quarterly

PIMCO Commodity Strategy Active Exchange-Traded Fund	Quarterly	Quarterly

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	147

Notes to Financial Statements	(Cont.)

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices , it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280, (ii) mandates the disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss to assess segment performance and to decide how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by

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jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include

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Notes to Financial Statements	(Cont.)

changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

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Notes to Financial Statements	(Cont.)

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third-party pricing service as of the reporting date.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$41,111	$146,621	$(153,611)	$0	$0	$34,121	$1,122	$0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	3,565	12,597	(12,735)	0	0	3,427	78	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	46,132	(46,132)	0	0	0	27	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The tables below show the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended December 31, 2024 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$24,439	$(24,379)	$(60)	$0	$0	$296	$0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	19,995	17,216	0	0	239	37,450	1,026	0

PIMCO Senior Loan Active Exchange-Traded Fund	36,085	42,279	(12,102)	(68)	(18)	66,176	2,663	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	25,162	1	0	0	(78)	25,085	760	0

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Notes to Financial Statements	(Cont.)

PIMCO Commodity Strategy Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$20,289	$2,293	$(5,893)	$(7)	$(61)	$16,621	$548	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Senior Loan Active Exchange-Traded Fund	$3,386	$4,626	$0	$0	$6	$8,018	$280	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan

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is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that

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distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the

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timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

c) The PIMCO Commodity Strategy Active Exchange-Traded Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO Senior Loan Active Exchange-Traded Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company. The Fund pays financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. As of December 31,

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2024, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Fund is disclosed as part of the interest expense on the Statements of Operations. Commitment and Upfront Fees incurred by the Fund in connection with its line of credit agreement was recorded as a prepaid expense and disclosed on the Statements of Assets and Liabilities. Such fees are amortized through the expiration date of the agreement and included as part of the interest expense on the Statements of Operations. Legal costs related to entering into the line of credit are included in Miscellaneous Expenses on the Statements of Operations.

As of December 31, 2024, the maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Commitment and Upfront Fees
$25,000,000	$27,516

*	Maximum available commitment prior to renewal on August 27, 2024, for the Fund was $10,000,000.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under sale-buyback transactions.

(e) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Senior Loan Active Exchange-Traded Fund

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Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign, security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statements of Assets and Liabilities. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(f) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund.

A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(g) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the

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amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

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December 31, 2024	(Unaudited)

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

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Notes to Financial Statements	(Cont.)

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on

162	PIMCO ETF TRUST

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indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

New Fund	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Senior Loan	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Market Trading	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Inflation-Indexed Security	—	X	X	X	—	—	—	—	—	—	—	—	—	—

Credit	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	—	—	—	—	—	X	X	X	X	—	—	X	—

High Yield	—	—	—	—	X	—	X	X	—	—	—	X	X	—

Market	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	—	—	—	—	—	X	X	—	X

Issuer	—	—	—	—	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	—	—	X	X	X	X

Equity	—	—	—	—	—	—	X	—	—	—	—	—	X	—

Mortgage-Related and Other Asset Backed Securities	—	—	—	—	X	—	X	X	X	X	—	—	—	—

Foreign (Non-U.S.) Investment	—	—	—	—	X	X	X	X	X	X	—	—	X	—

Emerging Markets	—	—	—	—	X	X	X	X	—	—	—	—	—	—

Sovereign Debt	—	—	—	—	X	X	—	—	—	—	—	—	—	—

Environmental, Social and Governance	—	—	—	—	—	—	—	—	X	—	—	—	—	—

AMT Bonds	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Currency	—	—	—	—	—		X	X	X	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Management and Tracking Error	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Indexing	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Management	—	—	—	—	—	—	X	X	X	X	X	X	X	X

Asset-Backed Securities	—	—	—	—	—	—	—	—	—	—	—	—	X	—

California State-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	—

Puerto Rico-Specific	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—	X	X	—	X

Short Exposure	—	—	—	—	—	—	X	X	X	X	—	—	X	—

Convertible Securities	—	—	—	—	—	—	X	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	X	X	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	X	X	—	—	—	—	—	—

LIBOR Transition	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures Contract	—	—	—	—	—	—	—	—	X	X	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Preferred Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Concentration in Banking Industries	—	—	—	—	—	—	—	—	—	—	—	—	—	—

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Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

Contingent Convertible Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Commodity	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Issuer Non-Diversification	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Model	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Oil-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Gold-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

New Fund	X	X	X	X

Senior Loan	—	—	—	—

Market Trading	X	—	X	X

Interest Rate	X	X	X	X

Call	X	X	X	X

Inflation-Indexed Security	—	X	—	—

Credit	X	—	X	X

Collateralized Loan Obligations	X	X	—	—

High Yield	X	—	—	—

Market	X	X	X	X

Municipal Bond	—	X	—	—

Issuer	X	—	—	X

Liquidity	X	X	—	X

Derivatives	X	X	—	X

Equity	X	X	—	—

Mortgage-Related and Other Asset Backed Securities	X	X	—	X

Foreign (Non-U.S.) Investment	X	—	—	X

Emerging Markets	X	X	—	—

Sovereign Debt	X	X	—	X

Environmental, Social and Governance	—	—	—	—

AMT Bonds	—	—	—	—

Currency	X	—	—	X

Leveraging	X	X	—	X

Management and Tracking Error	—	X	—	—

Indexing	—	—	—	—

Management	X	—	X	X

Asset-Backed Securities	—	X	—	—

California State-Specific	—	—	—	—

New York State-Specific	—	—	—	—

Puerto Rico-Specific	—	—	—	—

Municipal Project-Specific	—	—	—	—

Short Exposure	X	—	—	X

Convertible Securities	—	X	—	—

Tax-Efficient Investing	—	—	—	—

Distribution Rate	—	—	—	—

LIBOR Transition	—	X	—	—

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	165

Notes to Financial Statements	(Cont.)

Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

Futures Contract	—	—	—	—

Capital Securities	—	X	—	—

Preferred Securities	—	X	—	—

Concentration in Banking Industries	—	X	—	—

Contingent Convertible Securities	X	X	—	—

Commodity	—	—	—	X

Issuer Non-Diversification	—	—	—	X

Model	—	—	—	X

Tax	—	—	—	X

Subsidiary	—	—	—	X

Oil-Related	—	—	—	X

Gold-Related	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than a Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Municipal Bond Risk is the risk that by investing in municipal bonds a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, including preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing

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reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

California State-Specific Risk is the risk that by focusing its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be

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affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

LIBOR Transition Risk is the risk related to the discontinuation of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund may reference LIBOR. Due to benchmark reforms, publication of all LIBOR settings has ceased. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements, may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Commodity Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and

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regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Fund is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Oil-Related Risk is the risk that investments in or tied to the price of oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries.

Gold-Related Risk is the risk that investments in or tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government

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regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The Funds lend their securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO

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Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory and supervisory and administrative services under what is essentially an all-in fee structure. Each Fund will

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pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%

PIMCO Active Bond Exchange-Traded Fund(1)	0.55%

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.46%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(2)	0.36%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.35%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Multisector Bond Active Exchange-Traded Fund(3)	0.65%

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(3)	0.49%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(4)	0.84%

PIMCO Senior Loan Active Exchange-Traded Fund(5)	0.70%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.14%

PIMCO Commodity Strategy Active Exchange-Traded Fund(4)	0.79%

(1)

PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

(2)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its management fee by 0.12% of the average daily net assets attributable to the Fund.
(3)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its management fee by 0.10% of the average daily net assets attributable to the Fund.
(4)	PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its management fee by 0.15% of the average daily net assets attributable to the Fund.
(5)	PIMCO has contractually agreed, through October 31, 2025, to reduce its management fee by 0.10% of the average daily net assets attributable to the Fund.

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2024, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time.

The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive a portion of each Fund’s Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for

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the PIMCO Commodity Strategy Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Multisector Bond Active Exchange-Traded Fund.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to waive or reduce its Management Fee for the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2025, to reduce its Management Fee for the PIMCO Senior Loan Active Exchange-Traded Fund.

Each waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of December 31, 2024, were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$0	$0	$13	$13

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	218	188	201	607

PIMCO Multisector Bond Active Exchange-Traded Fund	0	101	1,191	1,292

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	123	74	173	370

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	188	177	365

PIMCO Senior Loan Active Exchange-Traded Fund	240	323	471	1,034

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	29	4	33

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	255	442	697

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through October 31, 2025, for the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of other series of the Trust indirectly incurred by the Fund’s investments in other series of the Trust. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver amounts for the Acquired Fund Fees and Expenses are shown below.

Fund Name	Waived Amount

PIMCO Active Bond Exchange-Traded Fund	$339

PIMCO Multisector Active Exchange-Traded Fund	17

PIMCO Commodity Strategy Active Exchange-Traded Fund	32

†	A zero balance may reflect actual amounts rounding to less than one thousand.

174	PIMCO ETF TRUST

December 31, 2024	(Unaudited)

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the Fund’s management fee in an amount equal to the management fee paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. PIMCO may not seek reimbursement from the Fund with respect to the management fees waived. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/ or Reimbursement by PIMCO. See Note 16, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended December 31, 2024 were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Active Bond Exchange-Traded Fund	$5,307	$0	$0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	129	3,610	(177)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$182,705	$229,964	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	110,372	113,057	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	56,881	63,604	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	88,449	90,401	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	0	388,611	417,442

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	175

Notes to Financial Statements	(Cont.)

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$12,246	$0	$85,155	$98,978

PIMCO Active Bond Exchange-Traded Fund	17,034,481	16,298,315	463,222	151,447

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,026,971	1,058,648	202,254	188,781

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	10,124	3,200	30,553	30,229

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,723,486	1,519,332	2,788,440	1,937,273

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	128	0	395,637	181,145

PIMCO Multisector Bond Active Exchange-Traded Fund	6,274,499	5,744,466	1,645,758	224,889

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	0	0	106,326	35,967

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	75	0	74,602	26,765

PIMCO Senior Loan Active Exchange-Traded Fund	0	0	494,413	47,736

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0	1,100	136,649	96,695

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	10,145	200	138,346	49,694

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of December 31, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	2	0	26%	0%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	3	0	56%	0%

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	2	0	52%	0%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	2	0	42%	0%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2	0	42%	0%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	2	0	49%	0%

PIMCO Active Bond Exchange-Traded Fund	2	0	54%	0%

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	2	0	61%	0%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	3	0	61%	0%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	4	0	69%	0%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	2	0	49%	0%

PIMCO Multisector Bond Active Exchange-Traded Fund	3	0	76%	0%

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	3	0	81%	0%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	3	1	75%	11%

PIMCO Senior Loan Active Exchange-Traded Fund	3	0	69%	0%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	3	0	63%	0%

PIMCO Ultra Short Government Active Exchange-Traded Fund	2	0	85%	0%

PIMCO Commodity Strategy Active Exchange-Traded Fund	2	0	72%	0%

14. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the custodian of the Funds. These standard transaction fees are not payable to the Funds, and therefore, generally

176	PIMCO ETF TRUST

December 31, 2024	(Unaudited)

do not impact the Funds’ financial statements. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. To the extent a variable transaction fee is not charged, certain costs may be borne by a Fund.

Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

15. INVESTMENT TRANSACTIONS

For the period ended December 31, 2024, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$735,509	$451,391

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	25,919	54,742

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	59,733	49,926

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	10,456	2,625

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	258,012	171,985

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	178,309	32,854

PIMCO Ultra Short Government Active Exchange-Traded Fund	3,459	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in-kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

16. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies, as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 21.4% of the Fund’s consolidated net assets.

17. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

18. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	177

Notes to Financial Statements	(Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

PIMCO Commodity Strategy Active Exchange-Traded Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with a subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its subsidiary’s subpart F income, whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be subpart F income. PIMCO Commodity Strategy Active Exchange-Traded Fund’s recognition of its Commodity Subsidiary’s subpart F income will increase the Fund’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to PIMCO Commodity Strategy Active Exchange-Traded Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce PIMCO Commodity Strategy Active Exchange-Traded Fund’s tax basis in its Commodity Subsidiary. Subpart F income is generally treated by PIMCO Commodity Strategy Active Exchange-Traded Fund as

ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by a subsidiary, such loss is not generally available to offset the income earned by such subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on PIMCO Commodity Strategy Active Exchange-Traded Fund, including the possibility of failing to qualify as a regulated investment company.

If PIMCO Commodity Strategy Active Exchange-Traded Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by PIMCO Commodity Strategy Active Exchange-Traded Fund or result in the inability of PIMCO Commodity Strategy Active Exchange-Traded Fund to operate as described in the Fund’s prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

178	PIMCO ETF TRUST

December 31, 2024	(Unaudited)

As of their last fiscal year ended June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$43,769	$181,735

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	9,877	31,011

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	19,518	40,250

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	22,929	8,783

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	48,328	190,270

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	13,070	24,289

PIMCO Active Bond Exchange-Traded Fund	391,856	209,622

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	55,048	25,322

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	1,302	1,441

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	74,209	159,027

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	25,355	16,966

PIMCO Multisector Bond Active Exchange-Traded Fund	0	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	5,207	92

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	1,394	284

PIMCO Senior Loan Active Exchange-Traded Fund	980	484

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	5,694	8,061

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,889,697	$0	$(376,584)	$(376,584)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	481,462	310	(13,997)	(13,687)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	969,965	0	(281,722)	(281,722)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	108,721	109	(4,340)	(4,231)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,378,584	21,950	(25,477)	(3,527)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,371,632	6,924	(51,454)	(44,530)

PIMCO Active Bond Exchange-Traded Fund	5,651,339	85,678	(146,312)	(60,634)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	926,747	6,355	(7,764)	(1,409)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	157,210	489	(1,155)	(666)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11,918,641	25,427	(30,333)	(4,906)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	1,715,030	23,083	(11,959)	11,124

PIMCO PIMCO Multisector Bond Active Exchange-Traded Fund	3,736,842	36,410	(29,863)	6,547

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	234,760	3,416	(1,818)	1,598

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	162,412	5,334	(1,823)	3,511

PIMCO Senior Loan Active Exchange-Traded Fund	1,114,028	12,749	(1,423)	11,326

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	630,253	3,082	(3,747)	(665)

PIMCO Ultra Short Government Active Exchange-Traded Fund	622,516	130	(19)	111

PIMCO Commodity Strategy Active Exchange-Traded Fund	328,878	17,664	(13,252)	4,412

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	179

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC

BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BISTREFI	Turkish Lira Overnight Reference Rate	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average

BOBL	Bundesobligation, the German word for federal government bond	JMABNIC	J.P. Morgan Nic Custom Index	SOFRINDX	Secured Overnight Financing Rate Index

BRENT	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR1M	Term SOFR 1-Month

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	PIMCODB	PIMCO Custom Commodity Basket	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate	US0012M	ICE 12-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BAM	Build America Mutual Assurance

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	JSC	Joint Stock Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	PIK	Payment-in-Kind	WTI	West Texas Intermediate

CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate

CMBS	Collateralized Mortgage-Backed Security

180	PIMCO ETF TRUST

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.7600	$0.0000	$0.0000	$0.7600

December 2024	$0.8400	$0.0000	$0.0000	$0.8400

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.0600	$0.0000	$0.0000	$0.0600

August 2024	$0.0100	$0.0000	$0.0000	$0.0100

September 2024	$0.0500	$0.0000	$0.0000	$0.0500

October 2024	$0.0400	$0.0000	$0.0000	$0.0400

November 2024	$0.0900	$0.0000	$0.0000	$0.0900

December 2024	$0.0700	$0.0000	$0.0000	$0.0700

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1200	$0.0000	$0.0000	$0.1200

August 2024	$0.0400	$0.0000	$0.0000	$0.0400

September 2024	$0.0900	$0.0000	$0.0000	$0.0900

October 2024	$0.0800	$0.0000	$0.0000	$0.0800

November 2024	$0.1300	$0.0000	$0.0000	$0.1300

December 2024	$0.1000	$0.0000	$0.0000	$0.1000

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1700	$0.0000	$0.0000	$0.1700

August 2024	$0.1000	$0.0000	$0.0000	$0.1000

September 2024	$0.1300	$0.0000	$0.0000	$0.1300

October 2024	$0.1200	$0.0000	$0.0000	$0.1200

November 2024	$0.1600	$0.0000	$0.0000	$0.1600

December 2024	$0.1400	$0.0000	$0.0000	$0.1400

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.5800	$0.0000	$0.0000	$0.5800

August 2024	$0.6200	$0.0000	$0.0000	$0.6200

September 2024	$0.5500	$0.0000	$0.0000	$0.5500

October 2024	$0.6000	$0.0000	$0.0000	$0.6000

November 2024	$0.6100	$0.0000	$0.0000	$0.6100

December 2024	$0.5900	$0.0000	$0.0000	$0.5900

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	181

Distribution Information	(Cont.)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.3800	$0.0000	$0.0000	$0.3800

August 2024	$0.3900	$0.0000	$0.0000	$0.3900

September 2024	$0.3600	$0.0000	$0.0000	$0.3600

October 2024	$0.3900	$0.0000	$0.0000	$0.3900

November 2024	$0.4000	$0.0000	$0.0000	$0.4000

December 2024	$0.3800	$0.0000	$0.0000	$0.3800

PIMCO Active Bond Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.3900	$0.0000	$0.0000	$0.3900

August 2024	$0.3900	$0.0000	$0.0000	$0.3900

September 2024	$0.3900	$0.0000	$0.0000	$0.3900

October 2024	$0.3900	$0.0000	$0.0000	$0.3900

November 2024	$0.3900	$0.0000	$0.0000	$0.3900

December 2024	$0.3900	$0.0000	$0.0000	$0.3900

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.3950	$0.0000	$0.0000	$0.3950

August 2024	$0.4050	$0.0000	$0.0000	$0.4050

September 2024	$0.3800	$0.0000	$0.0000	$0.3800

October 2024	$0.3800	$0.0000	$0.0000	$0.3800

November 2024	$0.3800	$0.0000	$0.0000	$0.3800

December 2024	$0.3700	$0.0000	$0.0000	$0.3700

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.4300	$0.0000	$0.0000	$0.4300

August 2024	$0.4300	$0.0000	$0.0000	$0.4300

September 2024	$0.4000	$0.0000	$0.0000	$0.4000

October 2024	$0.4100	$0.0000	$0.0000	$0.4100

November 2024	$0.4100	$0.0000	$0.0000	$0.4100

December 2024	$0.4800	$0.0000	$0.0000	$0.4800

PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.4500	$0.0000	$0.0000	$0.4500

August 2024	$0.4700	$0.0000	$0.0000	$0.4700

September 2024	$0.4300	$0.0000	$0.0000	$0.4300

October 2024	$0.4300	$0.0000	$0.0000	$0.4300

November 2024	$0.4200	$0.0000	$0.0000	$0.4200

December 2024	$0.4000	$0.0000	$0.0000	$0.4000

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1500	$0.0000	$0.0000	$0.1500

August 2024	$0.1600	$0.0000	$0.0000	$0.1600

September 2024	$0.1500	$0.0000	$0.0000	$0.1500

October 2024	$0.1500	$0.0000	$0.0000	$0.1500

November 2024	$0.1500	$0.0000	$0.0000	$0.1500

December 2024	$0.1400	$0.0000	$0.0000	$0.1400

182	PIMCO ETF TRUST

(Unaudited)

PIMCO Multisector Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1300	$0.0000	$0.0000	$0.1300

August 2024	$0.1300	$0.0000	$0.0000	$0.1300

September 2024	$0.1300	$0.0000	$0.0000	$0.1300

October 2024	$0.1600	$0.0000	$0.0000	$0.1600

November 2024	$0.1457	$0.0000	$0.0043	$0.1500

December 2024	$0.1210	$0.0000	$0.0090	$0.1300

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1500	$0.0000	$0.0000	$0.1500

August 2024	$0.1550	$0.0000	$0.0000	$0.1550

September 2024	$0.1400	$0.0000	$0.0000	$0.1400

October 2024	$0.1500	$0.0000	$0.0000	$0.1500

November 2024	$0.1400	$0.0000	$0.0000	$0.1400

December 2024	$0.1300	$0.0000	$0.0000	$0.1300

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.2550	$0.0000	$0.0000	$0.2550

August 2024	$0.2600	$0.0000	$0.0000	$0.2600

September 2024	$0.2500	$0.0000	$0.0000	$0.2500

October 2024	$0.2500	$0.0000	$0.0000	$0.2500

November 2024	$0.2500	$0.0000	$0.0000	$0.2500

December 2024	$0.2400	$0.0000	$0.0000	$0.2400

PIMCO Senior Loan Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.2900	$0.0000	$0.0000	$0.2900

August 2024	$0.3300	$0.0000	$0.0000	$0.3300

September 2024	$0.3300	$0.0000	$0.0000	$0.3300

October 2024	$0.4600	$0.0000	$0.0000	$0.4600

November 2024	$0.3700	$0.0000	$0.0000	$0.3700

December 2024	$0.4500	$0.0000	$0.0000	$0.4500

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.1200	$0.0000	$0.0000	$0.1200

August 2024	$0.1300	$0.0000	$0.0000	$0.1300

September 2024	$0.1200	$0.0000	$0.0000	$0.1200

October 2024	$0.1400	$0.0000	$0.0000	$0.1400

November 2024	$0.1300	$0.0000	$0.0000	$0.1300

December 2024	$0.1200	$0.0000	$0.0000	$0.1200

PIMCO Ultra Short Government Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2024	$0.4900	$0.0000	$0.0000	$0.4900

August 2024	$0.3950	$0.0000	$0.0000	$0.3950

September 2024	$0.3800	$0.0000	$0.0000	$0.3800

October 2024	$0.3800	$0.0000	$0.0000	$0.3800

November 2024	$0.4000	$0.0000	$0.0000	$0.4000

December 2024	$0.4100	$0.0000	$0.0000	$0.4100

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	183

Distribution Information	(Cont.)	(Unaudited)

PIMCO Commodity Strategy Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2024	$0.7600	$0.0000	$0.0000	$0.7600

December 2024	$0.9300	$0.0000	$0.0000	$0.9300

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a funds net income, yield, earnings or investment performance.

184	PIMCO ETF TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	185

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

A special meeting of shareholders was held on December 6, 2024. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal — Election of Ten Trustees to the Board of Trustees

The purpose of this proposal was to elect ten nominees to the Board of Trustees, three of whom did not currently serve as Trustees of the Trust.

Trustee	Number of Votes For	Number of Votes Withheld

Peter G. Strelow†	251,693,737.14	2,802,283.62

Kimberley G. Stafford†	252,523,279.45	1,972,741.32

Michael J. Berchtold	252,445,790.18	2,050,230.58

Jennifer Holden Dunbar	251,834,449.16	2,661,571.62

Kym M. Hubbard	251,828,692.16	2,667,328.62

Gary F. Kennedy	238,772,076.14	15,732,944.62

Anne K. Kratky	252,473,909.16	2,022,111.62

Steven Lipiner	252,468,099.48	2,027,921.27

Peter B. McCarthy	251,726,552.10	2,769,468.66

Ronald C. Parker	250,960,717.96	3,535,302.80

†	Interested Trustee

186	PIMCO ETF TRUST

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

Approval of Renewal of the Investment Management Agreement

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

In addition, the Board considered and unanimously approved the investment management agreement between PIMCO and PIMCO Cayman Commodity Fund CMDT, Ltd., the wholly-owned subsidiary (the “Subsidiary”) of PIMCO Commodity Strategy Active Exchange-Traded Fund (the “Subsidiary Agreement”), for an additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Funds. In considering whether to approve the renewal of the Agreement, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; management fees; financial information for PIMCO; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreement and Subsidiary Agreement.

With respect to the Subsidiary Agreement, the Trustees considered that PIMCO Commodity Strategy Active Exchange-Traded Fund may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiary pursuant to the Subsidiary Agreement in the same manner as it does for that Fund under the Investment Management Agreement. The Trustees also considered that, with respect to the Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect the Subsidiary is not positively impacted as a result of the Subsidiary Agreement. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreement collectively with their consideration of the continuation of the Agreement.

(b) Review Process: In connection with considering the renewal of the Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreement. In connection with its review of the Agreement, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreement, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2024	187

Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Agreement. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiary.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions and the ongoing development of its own proprietary software and applications to support the Funds.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreement and Subsidiary Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Agreement.

The Board considered the terms of the Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Funds for which it was believed that Morningstar provided a materially improved comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group, where appropriate, and to a specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report.

The Board reviewed materials indicating that, on a net-of-fees basis, performance has generally been strong for the active fixed income Funds over the three-, five-, and/or ten -year periods ended March 31, 2024. The Board also reviewed information that showed that, certain index Funds underperformed their performance index, but that PIMCO did not expect such Funds, for structural reasons, to outperform their performance index on a net-of-fees basis over longer time horizons. PIMCO reported to the Board about the reasons for the underperformance of certain Funds and actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain Funds and their so-called peers in the Broadridge categories, performance comparisons may not

188	PIMCO ETF TRUST

(Unaudited)

be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreement and the Subsidiary Agreement, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreement and the Subsidiary Agreement.

4. MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the management fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Funds (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fees, the Board reviewed data from the Broadridge Report that compared the average and median management fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments in the Subsidiary. The Board compared each Fund’s total expense ratio to other funds in the Broadridge Report “Expense Group” and found each Fund’s total expense ratio to be reasonable.

The Board also reviewed data comparing the Funds’ management fees to the fee rates PIMCO charges to open-end registered funds, and non-U.S. registered funds, separate accounts, collective investment trusts, and to other investment companies with similar investment strategies, although, in the case of a number of Funds in the Trust, PIMCO does not currently manage separate accounts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding the fee rates charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures such services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board considered that the unified fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it

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Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)

inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services provided, and that the unified fee represents, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found the total expense ratios of each Fund to be reasonable.

The Trustees also considered the management fees charged to the Funds that invest in other investment companies and the services provided in exchange for such fees. The Trustees determined that such services were in addition to the services provided to the underlying funds in which the Funds may invest and, therefore, such services were not duplicative of the services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the those Funds.

Based on the information presented by PIMCO and Broadridge, members of the Board determined, in the exercise of their business judgment, that the management fees charged by PIMCO under the Agreement and Subsidiary Agreement, and that the total expense ratio of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered the substantial investments PIMCO has made in order to support the operational and technological issues required to support exchange-traded funds as compared to traditional mutual funds, including enhancements related to the creation/redemption process and trade processing systems. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the management fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to

190	PIMCO ETF TRUST

(Unaudited)

scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board also noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO supported the renewal of the Agreement and the Subsidiary Agreement. The Independent Trustees and the Board as a whole concluded that the Agreement and the Subsidiary Agreement continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreement and the Subsidiary Agreement was in the best interests of the Funds and their shareholders.

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General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

ETFFSTMSAR_123124

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not appliable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2025

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: March 5, 2025